UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number              811-21906

 Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:     (312) 827-0100

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2014 – November 30, 2014

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM
. . . YOUR ROAD TO THE LATEST, MOST UP-TO-DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	28

Performance Report and Fund Profile	30

About Shareholders’ Fund Expenses	73

Schedule of Investments	75

Statement of Assets and Liabilities	161

Statement of Operations	167

Statements of Changes in Net Assets	173

Financial Highlights	183

Notes to Financial Statements	205

Supplemental Information	220

Trust Information	223

About the Trust Adviser	Back Cover

November 30, 2014

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for several of our exchange traded funds (“ETFs” or “Funds”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

This report covers performance of the Funds for the semiannual fiscal period ended November 30, 2014. In this report, we are pleased to present information on our newest corporate bond BulletShares with expirations in 2023 and 2024, and high yield BulletShares with expirations in 2021 and 2022.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the last six months and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Donald Cacciapaglia
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

December 31, 2014

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW	November 30, 2014

The U.S. economy continued to grow through the six months ended November 30, 2014, despite volatility in September and October that caused spreads in leveraged credit to widen and upward momentum in U.S. stocks to deteriorate. By the end of October, the spread widening had reversed and equities regained their footing.

U.S. economic data remain strong, with third quarter GDP growing at an annualized rate of 3.5%. Among the highlights were strong net exports and unemployment that had fallen faster than expected and consumer confidence at seven year highs. While falling oil prices are helping consumer spending in the near term, they could be signaling that the global economy is not growing fast enough.

The U.S. is adding close to 225,000 jobs per month on average in 2014, considerably more than the 2013 monthly average of 194,000. Employment levels are transitioning from the recovery phase to the expansion phase, which typically coincides with accelerating economic activity. The downward trend in labor force participation has begun to flatten and, as fewer people leave the workforce, the rapid decline in the nation’s unemployment rate could begin to slow. Until unemployment falls below 5.5%, it’s unlikely that the U.S. economy will experience the kind of meaningful wage pressure that would spur action by the U.S. Federal Reserve (“Fed”). An improving labor market, subdued mortgage rates, and tight housing inventory all point to a rebound in the housing market.

The economies of Europe and Asia continue to deteriorate. The European Central Bank is desperately trying to figure out how to get liquidity into the financial system, as their current program is not large enough to boost growth. Germany just barely avoided a recession in the third quarter. The Japanese economy now is officially in a recession as the first two arrows of Abenomics, monetary accommodation and fiscal stimulus, were relatively easy, but the third arrow of structural reform has been much more elusive.

Overseas geopolitical concerns and comparatively attractive yields have pushed global investors to U.S. Treasuries. Such “beggar thy neighbor” policies from Europe and Asia were a driving force behind the most recent rally in U.S. fixed income, and indicate that U.S. long-term rate should continue to be well supported. Momentum in the U.S. continued into the fourth quarter, with December’s seasonal effects and the boost from declining fuel prices. Fed tightening expectations continue to decrease on the back of concerns about a global growth slowdown.

For the six months ended November 30, 2014, the Standard & Poor’s 500 Index returned 8.58%; the Barclays U.S. Aggregate Bond Index returned 1.92%; the Barclays U.S. Corporate High Yield Index returned -0.60%; and the Barclays 1–3 Month U.S. Treasury Bill Index returned 0.01%. Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index returned -5.07% and the MSCI Emerging Market Index returned -0.82%. All returns are total return.

4 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW continued	November 30, 2014

Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”).

The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The MSCI World Index (Net) is calculated with net dividends reinvested. It is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The Standard & Poor’s (“S&P 500”) Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	November 30, 2014

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2014 Corporate Bond ETF, NYSE Arca ticker: BSCE (the “Fund”) sought investment results that corresponded generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2014 Index (the “2014 Index”). Pursuant to the terms of the Fund’s prospectus, the Fund was liquidated on December 31, 2014.

The 2014 Index was a rules-based index comprised of investment grade corporate bonds with effective maturities in 2014. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2014 Index was designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2014. The Fund had a designated year of maturity of 2014. Its final day of trading was December 30, 2014. In connection with the Fund’s termination, on December 31, 2014, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The distribution per share was $21.15144. The Fund did not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund invested at least 80% of its total assets in securities that comprised the 2014 Index. In the last six months of operation, as bonds held by the Fund were maturing, the Fund’s portfolio transitioned to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, used quantitative analysis to select securities from the 2014 Index universe to obtain a representative sample of securities that resembled the 2014 Index in terms of key risk factors, performance attributes and other characteristics. These included maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of 0.07%, which included a decrease in market price over the period to $21.10 on November 30, 2014, from $21.12 on May 31, 2014. On an NAV basis, the Fund generated a total return of 0.01%, which included a decrease in NAV over the period to $21.15 on November 30, 2014, from $21.18 as of May 31, 2014.

At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2014 Index returned 0.15% and the Barclays U.S. Aggregate Bond Index returned 1.92% during the six-month period ended November 30, 2014.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0075
July	$0.0065
August	$0.0071
September	$0.0056
October	$0.0043
November	$0.0009
Total	$0.0319

Performance Attribution
For the six-month period ended November 30, 2014, the banks industry contributed the most to the Fund’s return, followed by the diversified financial services industry. No industry detracted, but the healthcare services industry contributed the least to return, followed by the software industry.

Positions that contributed the most to return included 5.0% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company; 7.75% coupon bonds issued by Warner Chilcott Co. LLC, a specialty pharmaceutical company that was acquired by Actavis in 2013; and 4.2% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York (none held in the Fund’s portfolio at period end).

Positions that detracted the most from return included a zero-coupon obligation of the U.S. Government; 5.4% coupon bonds issued by AstraZeneca Plc, a holding company for subsidiaries that research, make and sell pharmaceutical and medical products; and 8.0% coupon bonds issued by Ford Motor Credit Co. LLC, an automotive finance company owned by Ford Motor Company (none held in the Fund’s portfolio at period end).

6 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2015 Corporate Bond ETF, NYSE Arca ticker: BSCF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2015 Index (the “2015 Index”).

The 2015 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2015 Index universe to obtain a representative sample of securities that resemble the 2015 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of -0.34%, which included a decrease in market price over the period to $21.73 on November 30, 2014, from $21.90 as of May 31, 2014. On an NAV basis, the Fund generated a total return of 0.12%, which included a decrease in NAV over the period to $21.77 on November 30, 2014, from $21.84 as of May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2015 Index returned 0.12% and the Barclays U.S. Aggregate Bond Index returned 1.92% during the six-month period ended November 30, 2014.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0165
July	$0.0178
August	$0.0154
September	$0.0145
October	$0.0158
November	$0.0155
Total	$0.0955

Performance Attribution
For the six-month period ended November 30, 2014, the banks industry and diversified financial services industry contributed the most to the Fund’s return; no industry detracted, but the internet industry contributed the least, followed by the savings and loans industry.

Positions that contributed the most to the Fund’s return included 4.368% coupon bonds issued by MetLife, Inc., which provides insurance, employee benefits and financial services in the U.S. and overseas; 6.5% coupon bonds issued by Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., a U.S.-based oil and gas resources company that was acquired by Freeport-McMoRan Copper & Gold, Inc. in 2013; and 5.375% coupon bonds issued by Morgan Stanley a global financial services firm based in New York (0.3%, 0.3% and 0.9%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 4.95% coupon bonds issued by Transocean Inc., an offshore drilling contractor (0.3% of corporate bonds at period end); 4.6% coupon bonds issued by ConocoPhillips, an explorer, producer, transporter and marketer of oil and other fuels (not held in the Fund’s portfolio at period end); and 5.0% coupon bonds issued by SLM Corp., an originator and servicer of U.S. government guaranteed and private student loans (not held in the Fund’s portfolio at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 7

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2016 Corporate Bond ETF, NYSE Arca ticker: BSCG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2016 Index (the “2016 Index”).

The 2016 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2016 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2016 Index universe to obtain a representative sample of securities that resemble the 2016 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of -0.04%, which included a decrease in market price over the period to $22.26 on November 30, 2014, from $22.40 as of May 31, 2014. On an NAV basis, the Fund generated a total return of 0.18%, which included a decrease in NAV over the period to $22.26 on November 30, 2014, from $22.35 as of May 31, 2014.

At the end of the period the Fund’s shares based on market price traded the same as shares based on NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2016 Index returned 0.30%, and the Barclays U.S. Aggregate Bond Index returned 1.92% during the six-month period ended November 30, 2014.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0210
July	$0.0227
August	$0.0219
September	$0.0202
October	$0.0222
November	$0.0217
Total	$0.1297

Performance Attribution
For the six-month period ended November 30, 2014, the banks industry contributed the most to the Fund’s return, followed by the diversified financial services industry; no industry detracted from return, but the oil and gas industry contributed least, followed by the building materials industry.

Positions that contributed the most to the Fund’s return included 2.50% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company; 3.15% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking; and 6.125% coupon bonds issued by Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., a U.S.-based oil and gas resources company that was acquired by Freeport-McMoRan Copper & Gold, Inc. in 2013 (1.3%, 1.4% and less than 0.1%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 5.05% coupon bonds issued by Transocean Sedco Forex, Inc., now known as Transocean Inc., an offshore drilling contractor; 5.95% coupon bonds issued by Anadarko Petroleum Corp., an oil and gas exploration company; and 2.0% coupon bonds issued by Petrobras Global Finance BV, a special purpose vehicle owned by Petroleo Brasiliero SA-Petrobras (0.3%, 0.7% and 0.2%, respectively, of corporate bonds at period end).

8 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2017 Index (the “2017 Index”).

The 2017 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resemble the 2017 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of 0.29%, which included a decrease in market price over the period to $22.84 on November 30, 2014, from $22.95 as of May 31, 2014. On an NAV basis, the Fund generated a total return of 0.38%, which included a decrease in NAV over the period to $22.79 on November 30, 2014, from $22.88 as of May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2017 Index returned 0.46%, and the Barclays U.S. Aggregate Bond Index returned 1.92% during the six-month period ended November 30, 2014.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0288
July	$0.0306
August	$0.0297
September	$0.0277
October	$0.0301
November	$0.0294
Total	$0.1763

Performance Attribution
For the six-month period ended November 30, 2014, the banks and diversified financial services industries contributed the most to the Fund’s return; no industry detracted, but the oil and gas services industry contributed the least, followed by the iron/steel industry.

Positions that contributed the most to return included 6.13% coupon bonds issued by Citigroup, Inc., a bank and diversified financial services holding company; 5.63% coupon bonds issued by General Electric Capital Corp., the financial services unit of General Electric, an American multinational conglomerate; and 5.75% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company (1.4%, 1.1% and 1.3%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 2.50% coupon bonds issued by Transocean Sedco Forex, Inc., now known as Transocean Inc., an offshore drilling contractor; 2.25% coupon bonds issued by ADT Corp., a provider of residential and small business security protection and monitoring services; and 1.88% coupon bonds issued by Actavis, Inc., a global integrated specialty pharmaceutical company (0.2%, 0.2% and 0.4%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 9

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2018 Corporate Bond ETF, NYSE Arca ticker: BSCI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2018 Index (the “2018 Index”).

The 2018 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2018 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2018 Index universe to obtain a representative sample of securities that resemble the 2018 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of 0.68%, which included a decrease in market price over the period to $21.26 on November 30, 2014, from $21.30 on May 31, 2014. On an NAV basis, the Fund generated a total return of 0.59%, which included a decrease in NAV over the period to $21.19 on November 30, 2014, from $21.25 on May 31, 2014.

At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2018 Index returned 0.68%, and the Barclays U.S. Aggregate Bond Index returned 1.92% during the six-month period ended November 30, 2014.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0300
July	$0.0313
August	$0.0310
September	$0.0290
October	$0.0319
November	$0.0314
Total	$0.1846

Performance Attribution
For the six-month period ending November 30, 2014, the banks and diversified financial services industries contributed the most to the Fund’s return; the iron/steel industry was the only industry to detract from return; the forest products and paper industry contributed least.

Positions that contributed the most to return included 6.15% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm; 5.625% coupon bonds issued by General Electric Capital Corp., the financial services unit of General Electric, an American multinational conglomerate; and 6.875% bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp., a large U.S.- based bank holding company (1.5%, 1.5% and not held in the Fund’s portfolio, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 3.95% coupon bonds issued by Cliffs Natural Resources, Inc., which is involved in the production of iron ore and the mining of coal (not held in the Fund’s portfolio at period end); 6.0% coupon bonds issued by Transocean Inc., an offshore drilling contractor (0.3% of corporate bonds at period end); and 6.515% coupon bonds issued by Genworth Holdings, Inc., a provider of insurance and financial advisory services (0.2% of corporate bonds at period end).

10 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2019 Corporate Bond ETF, NYSE Arca ticker: BSCJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2019 Index (the “2019 Index”).

The 2019 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2019 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2019 Index universe to obtain a representative sample of securities that resemble the 2019 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of 0.80%, which included a decrease in market price over the period to $21.13 on November 30, 2014, from $21.18 on May 31, 2014. On an NAV basis, the Fund generated a total return of 0.81%, which included a decrease in NAV over the period to $21.10 on November 30, 2014, from $21.15 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2019 Index returned 0.88%, and the Barclays U.S. Aggregate Bond Index returned 1.92% during the six-month period ended November 30, 2014.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0372
July	$0.0370
August	$0.0378
September	$0.0329
October	$0.0378
November	$0.0365
Total	$0.2192

Performance Attribution
For the six-month period ending November 30, 2014, the banks and diversified financial services industries contributed the most to the Fund’s return; the oil and gas services industry was the leading detractor from return, followed by the entertainment industry.

Positions that contributed the most to return included 8.5% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company; 2.6% coupon bonds issued by Bank of America Corp., large U.S.-based bank holding company; and 5.625% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York (1.3%, 1.6% and 1.3%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 2.3% coupon bonds issued by Credit Suisse AG NY Branch, a provider of banking services that is a subsidiary of Credit Suisse AG, a multinational financial services holding company; 5.875% coupon bonds issued by Diamond Offshore Drilling, Inc., a deepwater drilling contractor providing services to the oil and gas industry; and 9.625% coupon bonds issued by Weatherford International Ltd., an international oil and natural gas service company (1.1%, 0.1% and 0.4%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2020 Corporate Bond ETF, NYSE Arca ticker: BSCK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2020 Index (the “2020 Index”).

The 2020 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2020 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2020 Index universe to obtain a representative sample of securities that resemble the 2020 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of 1.21%, which included a decrease in market price to $21.21 on November 30, 2014, from $21.23 on May 31, 2014. On an NAV basis, the Fund generated a total return of 1.16%, which included a decrease in NAV to $21.20 on November 30, 2014, from $21.23 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2020 Index returned 1.25%, and the Barclays U.S. Aggregate Bond Index returned 1.92% during the six-month period ended November 30, 2014.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0461
July	$0.0490
August	$0.0470
September	$0.0435
October	$0.0427
November	$0.0457
Total	$0.2740

Performance Attribution
For the six-month period ending November 30, 2014, the banks and diversified financial services industries contributed the most to the Fund’s return; the iron/steel industry and the oil and gas industry were the leading detractors from return.

Positions that contributed the most to the Fund’s return included 5.38% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm; 5.63% coupon bonds issued by Bank of America Corp., large U.S.-based bank holding company; and 2.63% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company (1.7%, 1.9% and 1.5%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 6.50% coupon bonds issued by Transocean Inc., an offshore drilling contractor (0.5% of corporate bonds at period end); 4.8% coupon bonds issued by Cliffs Natural Resources, Inc., which is involved in the production of iron ore and the mining of coal (not held in the Fund’s portfolio at period end); and 4.60% coupon bonds issued by Avon Products, Inc., an international manufacturer and direct seller of products in the beauty, household and personal care categories (0.3% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2021 Corporate Bond ETF, NYSE Arca ticker: BSCL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2021 Index (the “2021 Index”).

The 2021 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2021 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2021 Index universe to obtain a representative sample of securities that resemble the 2021 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of 1.41%, which included a decrease in market price to $20.95 on November 30, 2014, from $20.96 on May 31, 2014. On an NAV basis, the Fund generated a total return of 1.35%, which included a decrease in NAV to $20.93 on November 30, 2014, from $20.95 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2021 Index returned 1.37%, and the Barclays U.S. Aggregate Bond Index returned 1.92% during the six-month period ended November 30, 2014.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0527
July	$0.0505
August	$0.0517
September	$0.0464
October	$0.0528
November	$0.0460
Total	$0.3001

Performance Attribution
For the six-month period ended November 30, 2014, the banks industry contributed the most to the Fund’s return, followed by the diversified financial services industry; the insurance industry and the oil and gas industry were the leading detractors from return.

Positions that contributed the most to the Fund’s return included 5.00% coupon bonds issued by BNP Paribas U.S., a unit of the BNP Paribas Group, a European banking and financial services provider; 5.25% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm; and 4.65% coupon bonds issued by General Electric Capital Corp., the financial services unit of General Electric, an American multinational conglomerate (1.8%, 2.0% and 1.2%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 7.63% coupon bonds issued by Genworth Financial, Inc., a provider of insurance and financial advisory services (0.4% of corporate bonds at period end); 6.38% coupon bonds issued by Transocean Sedco Forex, Inc., now known simply as Transocean Inc., an offshore drilling contractor (0.5% of corporate bonds at period end); and 4.88% coupon bonds issued by Cliffs Natural Resources, Inc., which is involved in the production of iron ore and the mining of coal (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2022 Corporate Bond ETF, NYSE Arca ticker: BSCM (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2022 Index (the “2022 Index”).

The 2022 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2022 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2022 Index universe to obtain a representative sample of securities that resemble the 2022 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of 1.55%, which included no move in market price ($20.89 on November 30, 2014, and $20.89 on May 31, 2014). On an NAV basis, the Fund generated a total return of 1.56%, which included no move in NAV ($20.86 on November 30, 2014, and $20.86 on May 31, 2014). At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2022 Index returned 1.68%, and the Barclays U.S. Aggregate Bond Index returned 1.92% during the six-month period ended November 30, 2014.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0568
July	$0.0554
August	$0.0494
September	$0.0500
October	$0.0558
November	$0.0533
Total	$0.3207

Performance Attribution
For the six-month period ended November 30, 2014, the banks industry contributed the most to the Fund’s return, followed by the pharmaceutical industry; the oil and gas industry and the oil and gas services industry were the leading detractors from return.

Positions that contributed the most to the Fund’s return included 5.75% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm; 4.5% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company; and 5.7% coupon bonds issued by Bank of America Corp., large U.S.-based bank holding company (2.6%, 1.7% and 1.8%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 5.0% coupon bonds issued by Continental Resources, Inc., an independent oil producer in the U.S.; 3.8% coupon bonds issued by Transocean Sedco Forex, Inc., now known simply as Transocean Inc., an offshore drilling contractor; and 7.63% coupon bonds issued by Barclays Bank Plc, a multinational banking and financial services company based in London (1.2%, 0.3% and 1.2%, respectively, of corporate bonds at period end).

14 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2023 Corporate Bond ETF, NYSE Arca ticker: BSCN (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2023 Index (the “2023 Index”).

The 2023 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2023. The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2023 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2023 Index universe to obtain a representative sample of securities that resemble the 2023 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of September 17, 2014 through November 30, 2014.

On a market price basis, the Fund generated a total return of 2.55%, which included an increase in market price to $20.48 on November 30, 2014, from $20.00 at inception. On an NAV basis, the Fund generated a total return of 2.60%, which included an increase in NAV to $20.47 on November 30, 2014, from $20.00 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2023 Index returned 2.50%, and the Barclays U.S. Aggregate Bond Index returned 2.03% from the Fund’s inception date through November 30, 2014.

The Fund made only one distribution per share during the period from inception through November 30, 2014. The distribution amount was $0.0492 per share, paid on November 7, 2014, and was characterized as ordinary income.

Performance Attribution
For the period from inception through November 30, 2014, the banks industry contributed the most to the Fund’s return, followed by the telecommunications industry; the oil and gas services industry contributed least to return, followed by the REITs industry. No industry detracted from return.

Positions that contributed the most to the Fund’s return included 4.1% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; 2.38% coupon bonds issued by Microsoft Corp., which develops, makes and markets computer software, electronics and personal computers and services; and 3.2% coupon bonds issued by Coca-Cola Co., a global beverage company (2.3%, 2.2% and 2.3%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 4.5% coupon bonds issued by Continental Resources, Inc., an independent oil producer in the U.S.; 3.88% coupon bonds issued by Freeport-McMoRan, Inc., formerly known as Freeport-McMoRan Copper & Gold, which is a leading international natural resources company; and 3.25% coupon bonds issued by Zoetis, Inc., a global animal health company (2.3%, 2.2% and 2.2%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2024 Corporate Bond ETF, NYSE Arca ticker: BSCN (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2024 Index (the “2024 Index”).

The 2024 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2024. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2024 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2024. The Fund has a designated year of maturity of 2024 and will terminate on or about December 31, 2024. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2024 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2024 Index universe to obtain a representative sample of securities that resemble the 2024 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of September 17, 2014, through November 30, 2014.

On a market price basis, the Fund generated a total return of 2.40%, which included an increase in market price to $20.69 on November 30, 2014, from $19.98 at inception. On an NAV basis, the Fund generated a total return of 2.60%, which included an increase in NAV to $20.45 on November 30, 2014, from $19.98 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2024 Index returned 2.84% and the Barclays U.S. Aggregate Bond Index returned 2.03% from the Fund’s inception date through November 30, 2014.

The Fund made only one distribution per share during the period from inception through November 30, 2014. The distribution amount was $0.0685 per share, paid on November 7, 2014, and was characterized as ordinary income.

Performance Attribution
For the period from inception through November 30, 2014, the banks industry contributed the most to the Fund’s return, followed by the insurance industry; the chemicals industry contributed least to return, followed by the pipelines industry. No industry detracted from return.

Positions that contributed the most to the Fund’s return included 3.45% coupon bonds issued by Apple, Inc., which designed, develops and sells consumer electronics, computer software, online services and personal computers; 4.0% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 3.4% coupon bonds issued by Caterpillar, Inc., which designs, makes and sells machinery and engines, as well as financial products and services to customers via a worldwide dealer network (2.3%, 2.3% and 2.3%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 5.625% coupon bonds issued by Newfield Exploration Co., which specializes in the exploration and production of oil and natural gas; 6.95% coupon bonds issued by Kerr-McGee Corp., an energy company involved in oil exploration, production of crude oil natural gas and related products; and 5.125% coupon bonds issued by Royal Bank of Scotland Plc, a retail banking subsidiary of The Royal Bank of Scotland Group Plc, which provides banking facilities throughout the UK and Ireland (2.4%, 2.7% and 1.1%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJD (the “Fund”) sought investment results that corresponded generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2014 Index (the “High Yield 2014 Index”).

Pursuant to the terms of the Fund’s prospectus, the Fund was liquidated on December 31, 2014.

The High Yield 2014 Index was a rules-based index comprised of high yield corporate bonds with effective maturities in 2014. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2014 Index was designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2014. The Fund had a designated year of maturity of 2014. Its final day of trading was December 30, 2014. In connection with the Fund’s termination, on December 31, 2014, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The distribution per share was 26.25136. The Fund did not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund invested at least 80% of its total assets in component securities that comprise the High Yield 2014 Index. In the last six months of operation, as the bonds held by the Fund were maturing, the Fund’s portfolio transitioned to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser used quantitative analysis to select securities from the High Yield 2014 Index universe to obtain a representative sample of securities that resembled the High Yield 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of 0.33%, which included a decrease in market price over the period to $26.33 as of November 30, 2014, from $26.47 as of May 31, 2014. On an NAV basis, the Fund generated a total return of 0.22%, which included a decrease in NAV over the period to $26.39 as of November 30, 2014, from $26.56 as of November 30, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2014 Index returned 0.43%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.60% for the six-month period ended November 30, 2014.

While the High Yield 2014 Index included only bonds with effective maturities in the year 2014, the Barclays U.S. Corporate High Yield Index included bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0472
July	$0.0425
August	$0.0411
September	$0.0322
October	$0.0346
November	$0.0308
Total	$0.2284

Performance Attribution
For the six-month period ended November 30, 2014, the household products/wares industry contributed the most to the Fund’s return, followed by telecommunications industry. The industries detracting most from return were oil and gas and entertainment.

Positions that contributed the most to the Fund’s return included 9.0% coupon bonds issued by Reynolds Group Issuer, Inc., a subsidiary of Reynolds Group Holdings Ltd., a global manufacturer and supplier of consumer beverage and foodservice packaging products (not held in the Fund’s portfolio at period end); 7.125% coupon bonds issued by Reynolds Group Issuer, Inc. (not held in the Fund’s portfolio at period end); and 6.875% coupon bonds issued by Valeant Pharmaceuticals International, Inc., a Canada-based pharmaceuticals company (10.4% of corporate bonds at period end).

Positions that detracted the most from the Fund’s return included 9.25% coupon bonds issued by Energy XXI Gulf Coast, Inc., an independent oil and natural gas exploration and production company (8.2% of corporate bonds at period end); 8.125% coupon bonds issued by Scientific Games Corp., a developer of content, technology and related services for the global lottery and gaming industries (not held in the Fund’s portfolio at period end); and 12.75% coupon bonds issued by A.M. Castle & Co., a provider of highly engineered materials and processing services to industrial companies (2.3% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2015 Index (the “High Yield 2015 Index”).

The High Yield 2015 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2015 Index universe to obtain a representative sample of securities that resemble the High Yield 2015 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of 0.01%, which included a decrease in market price over the period to $26.52 on November 30, 2014, from $26.99 on May 31, 2014. On an NAV basis, the Fund generated a total return of 0.26%, which included a decrease in NAV over the period to $26.53 on November 30, 2014, from $26.93 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2015 Index returned 0.71%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.60% for the six-month period ended November 30, 2014.

While the High Yield 2015 Index includes only bonds with effective maturities in the year 2015, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0762
July	$0.0801
August	$0.0793
September	$0.0723
October	$0.0822
November	$0.0809
Total	$0.4710

Performance Attribution
For the six-month period ended November 30, 2014, the electric industry contributed the most to the Fund’s return, followed by the telecommunications industry; the oil and gas industry and the food industry were the largest detractors from return.

Positions that contributed the most to the Fund’s return included 7.5% coupon bonds issued by Calpine Corp., an independent power producer (not held in the Fund’s portfolio at period end); 9.88% coupon bonds issued by Reynolds Group Issuer, Inc., a subsidiary of Reynolds Group Holdings Ltd., a global manufacturer and supplier of consumer beverage and foodservice packaging products (2.2% of corporate bonds at period end); and 10.5% coupon bonds issued by KCI USA, Inc., a global medical technology company (1.9% of corporate bonds at period end).

Positions that detracted the most from the Fund’s return included 8.63% coupon bonds issued by Linn Energy LLC, an independent natural gas exploration and production company (1.2% of corporate bonds at period end); 10.25% coupon bonds issued by Hercules Offshore, Inc., a provider of services to oil and gas producers (0.2% of corporate bonds at period end); and 8.75% coupon bonds issued by SandRidge Energy, Inc., an oil and natural gas company (0.3% of corporate bonds at period end).

18 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2016 Index (the “High Yield 2016 Index”).

The High Yield 2016 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2016 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2016 Index universe to obtain a representative sample of securities that resemble the High Yield 2016 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of -0.94%, which included a decrease in market price over the period to $26.57 on November 30, 2014, from $27.36 on May 31, 2014. On an NAV basis, the Fund generated a total return of -0.80%, which included a decrease in NAV over the period to $26.54 on November 30, 2014, from $27.29 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2016 Index returned -1.22%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.60% for the six-month period ended November 30, 2014.

While the High Yield 2016 Index includes only bonds with effective maturities in the year 2016, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0850
July	$0.0887
August	$0.0907
September	$0.0881
October	$0.0934
November	$0.0883
Total	$0.5342

Performance Attribution
For the six-month period ended November 30, 2014, the software industry contributed the most to the Fund’s return, followed by the building materials industry. The oil and gas industry and the coal industry were the leading detractors from return.

Positions that contributed the most to return included 12.63% coupon bonds issued by First Data Corp., a credit-card processor (4.6% of corporate bonds at period end); 7.38% coupon bonds issued by Toys “R” Us, Inc., a toy and juvenile products retailer (not held in the Fund’s portfolio at period end); and 8.25% coupon bonds issued by Chrysler Group LLC, an auto maker (4.4% of corporate bonds at period end).

Positions that detracted the most from return included 9.75% coupon bonds issued by Samson Investment Co., a private oil and natural gas company (1.3% of corporate bonds at period end); 7.13% coupon bonds issued by Quicksilver Resources, Inc., an oil and gas exploration and production company (not held in the Fund’s portfolio at period end); and 10.75% coupon bonds issued by Midstates Petroleum Co., Inc., an independent exploration and production company (0.5% of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 19

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2017 Index (the “High Yield 2017 Index”).

The High Yield 2017 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2017 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2017 Index universe to obtain a representative sample of securities that resemble the High Yield 2017 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of -1.60%, which included a decrease in market price over the period to $26.57 on November 30, 2014, from $27.55 on May 31, 2014. On an NAV basis, the Fund generated a total return of -1.20%, which included a decrease in NAV over the period to $26.61 on November 30, 2014, from $27.48 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2017 Index returned -0.96%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.60% for the six-month period ended November 30, 2014.

While the High Yield 2017 Index includes only bonds with effective maturities in the year 2017, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0889
July	$0.0916
August	$0.0925
September	$0.0871
October	$0.0952
November	$0.0899
Total	$0.5452

Performance Attribution
For the six-month period ended November 30, 2014, the diversified financial services industry contributed the most to the Fund’s return, followed by the media industry. The oil and gas industry was the leading detractor from return, followed by the building materials industry.

Positions that contributed the most to return included 6.90% coupon bonds issued by Springleaf Financial Corp., a Indiana-based provider of loans and other credit-related products; 6.75% coupon bonds issued by Univision Communications, Inc., an American media company serving Hispanic America; and 7.12% coupon bonds issued by NGPL Pipeco, LLC, a Texas-based owner and operator of natural gas pipelines (3.3%, 1.7% and 1.1%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 8.75% coupon bonds issued by Hercules Offshore, Inc., a provider of services to oil and gas producers; 9.13% coupon bonds issued by Associated Materials LLC, a leading manufacturer of professionally installed exterior building products; and 8.13% coupon bonds issued by SandRidge Energy, Inc., an oil and natural gas company (0.3%, 1.0% and 0.4%, respectively, of corporate bonds at period end).

20 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2018 Index (the “High Yield 2018 Index”).

The High Yield 2018 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2018 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2018 Index universe to obtain a representative sample of securities that resemble the High Yield 2018 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of -1.81%, which included a decrease in market price over the period to $26.30 on November 30, 2014, from $27.38 on May 31, 2014. On an NAV basis, the Fund generated a total return of -1.07%, which included a decrease in NAV over the period to $26.42 on November 30, 2014, from $27.30 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2018 Index returned -1.05%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.60% for the six-month period ended November 30, 2014.

While the High Yield 2018 Index includes only bonds with effective maturities in the year 2018, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0985
July	$0.0996
August	$0.1001
September	$0.0933
October	$0.1017
November	$0.1002
Total	$0.5934

Performance Attribution
For the six-month period ended November 30, 2014, the pipelines industry contributed the most to the Fund’s return, followed by the metal fabricators/hardware industry; the oil and gas industry and the automotive parts and equipment industry detracted the most from return.

Positions that contributed the most to return included 10.375% coupon bonds issued by GFI Group, Inc., which provides brokerage services, trade execution, trading platforms and other software products; 6.0% coupon bonds issued by Kinder Morgan Finance Co. LLC, an limited liability corporation organized under the laws of the province of Alberta, Canada and an indirect wholly-owned subsidiary of Kinder Morgan, Inc., a large energy infrastructure company; and 7.25% coupon bonds issued by El Paso Corp., a provider of natural gas and related energy products (0.4%, 1.2% and not held in the Fund’s portfolio, respectively, of corporate bonds at period end).

Positions that detracted most significantly from return included 9.25% coupon bonds issued by Chassix, Inc., a maker of precision chassis casting and machining solutions (not held in the Fund’s portfolio at period end); 11.0% coupon bonds issued by Magnetation LLC, a joint venture between Magnetation, Inc. and AK Steel Corporation that produces high-quality iron ore concentrate from previously abandoned iron ore waste stockpiles and tailings basins (0.4% of corporate bonds at period end); and 7.5% coupon bonds issued by Exco Resources, Inc., which explores for and produces oil and natural gas (0.8% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2019 Index (the “High Yield 2019 Index”).

The High Yield 2019 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2019 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2019 Index universe to obtain a representative sample of securities that resemble the High Yield 2019 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of -1.68%, which included a decrease in market price over the period to $25.45 on November 30, 2014, from $26.46 on May 31, 2014. On an NAV basis, the Fund generated a total return of -1.34%, which included a decrease in NAV over the period to $25.48 on November 30, 2014, from $26.40 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2019 Index returned -2.10%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.60% for the six-month period ended November 30, 2014.

While the High Yield 2019 Index includes only bonds with effective maturities in the year 2019, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0987
July	$0.0931
August	$0.0939
September	$0.0956
October	$0.0974
November	$0.0945
Total	$0.5732

Performance Attribution
For the six-month period ended November 30, 2014, the telecommunications industry contributed the most to the Fund’s return, followed by the miscellaneous manufacturing industry. The oil and gas industry detracted the most, followed by the oil and gas services industry.

Positions that contributed most significantly to return included 9.00% coupon bonds issued by Avaya, Inc., a provider of consulting, integration and managed services; 5.38% coupon bonds issued by Nokia OYJ, a Finnish multinational communications and information technology company; and 6.00% coupon bonds issued by Rockies Express Pipeline LLC, a natural gas pipeline system (0.9%, 1.3% and 0.9%, respectively, of corporate bonds at period end).

Positions that detracted most significantly from return included 6.25% coupon bonds issued by Linn Energy LLC, an independent natural gas exploration and production company (1.1% of corporate bonds at period end); 8.00% coupon bonds issued by Arch Coal, Inc., an American coal mining and processing company (0.4% of corporate bonds at period end); and 11.00% coupon bonds issued by Quicksilver Resources, Inc., an oil and gas exploration and production company (not held in the Fund’s portfolio at period end).

22 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2020 Index (the “High Yield 2020 Index”).

The High Yield 2020 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2020 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2020 Index universe to obtain a representative sample of securities that resemble the High Yield 2020 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of -1.02%, which included a decrease in market price over the period to $25.66 on November 30, 2014, from to $26.49 on May 31, 2014. On an NAV basis, the Fund generated a total return of -0.64%, which included a decrease in NAV over the period to $25.70 on November 30, 2014, from $26.43 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2020 Index returned -1.67%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.60% for the six-month period ended November 30, 2014.

While the High Yield 2020 Index includes only bonds with effective maturities in the year 2020, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

Month	Distribution per Share
June 2014	$0.0912
July	$0.0961
August	$0.0943
September	$0.0945
October	$0.1047
November	$0.0849
Total	$0.5657

Performance Attribution
For the six-month period ended November 30, 2014, the food industry contributed the most to the Fund’s return, followed by the diversified financial services industry. The oil and gas industry contributed least, followed by the oil and gas services industry.

Positions that contributed most significantly to return included 4.25% coupon bonds issued by HJ Heinz Co., an American food processing company; 5.75% coupon bonds issued by Reynolds Group Issuer, Inc., a subsidiary of Reynolds Group Holdings Ltd., a global manufacturer and supplier of consumer beverage and foodservice packaging products; and 7.5% coupon bonds issued by Ally Financial, Inc., a bank holding company previously known as GMAC (1.3%, 2.1% and 2.1%, respectively, of the Fund’s corporate bonds at period end).

Positions that detracted most significantly from return included 7.5% coupon bonds issued by Calfrac Holdings LP, a subsidiary of Calfrac Well Services Ltd., which provides oilfield services to exploration and production companies designed to increase the production of hydrocarbons; 5.38% coupon bonds issued by Pacific Drilling S.A., which provides deepwater drilling services to the oil and natural gas industry; and 8.5% coupon bonds issued by Resolute Energy Corp., which is engaged in the acquisition, development and production of onshore domestic hydrocarbons, principally crude oil (1.0%, 0.5% and 0.3%, respectively, of the Fund’s corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2021 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2020 Index (the “High Yield 2021 Index”).

The High Yield 2021 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2021 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2021 Index universe to obtain a representative sample of securities that resemble the High Yield 2021 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of September 17, 2014, through November 30, 2014.

On a market price basis, the Fund generated a total return of -0.52%, which included a decrease in market price to $24.87 on November 30, 2014, from $25.00 at inception. On an NAV basis, the Fund generated a total return of 0.37%, which included a decrease in NAV to $24.97 on November 30, 2014, from $25.00 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2021 Index returned -1.31%, and the Barclays Capital U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.44% for the period from the Fund’s inception date through November 30, 2014.

While the High Yield 2021 Index includes only bonds with effective maturities in the year 2021, the Barclays Capital U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made only one distribution from the period of the Fund’s inception through November 30, 2014. The distribution amount was $0.1227 per share, paid on November 7, 2014, and was characterized as ordinary income.

Performance Attribution
For the Fund’s inception date through November 30, 2014, the media industry contributed the most to the Fund’s return, followed by the REITs industry. The oil and gas industry was the leading detractor from return, followed by the engineering and construction industry.

Positions that contributed most significantly to return included 6.75% coupon bonds issued by CSC Holdings LLC, which owns and operates cable television systems in the U.S.; 5.875% coupon bonds issued by Dupont Fabros Technology LP, a real estate investment trust (REIT) and leading owner, developer, operator and manager of wholesale data centers; and 5.25% coupon bonds issued by Cedar Fair LP, a publicly traded partnership that is a large regional amusement-resort operator (2.3%,2.1% and 2.1%, respectively, of corporate bonds at period end).

Positions that detracted most significantly from return included 7.0% coupon bonds issued by EER Finance, Inc., which, with Endeavor Energy Resources LP, conducts business as a joint issuer of debt in the oil and gas industry; 6.625% coupon bonds issued by Unit Corp., a diversified energy company whose subsidiaries explore for and produce oil and natural gas; and 6.5% coupon bonds issued by SM Energy Co., an independent energy company engaged in exploration and production of crude oil and natural gas (2.0%, 2.0% and 3.0%, respectively, of corporate bonds at period end).

24 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2022 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJM (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2022 Index (the “High Yield 2022 Index”).

The High Yield 2022 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2022 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2022 Index universe to obtain a representative sample of securities that resemble the High Yield 2022 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of September 17, 2014, through November 30, 2014.

On a market price basis, the Fund generated a total return of -1.01%, which included a decrease in market price to $24.72 on November 30, 2014, from $25.04 at inception. On an NAV basis, the Fund generated a total return of 0.31%, which included a decrease in NAV to $24.95 on November 30, 2014, from $25.04 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2022 Index returned 0.15%, and the Barclays Capital U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -0.45% for the period from the Fund’s inception date through November 30, 2014.

While the High Yield 2022 Index includes only bonds with effective maturities in the year 2022, the Barclays Capital U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made only one distribution from the period of the Fund’s inception through November 30, 2014. The distribution amount was $0.1288 per share, paid on November 7, 2014, and was characterized as ordinary income.

Performance Attribution
For the Fund’s inception date through November 30, 2014, the media industry contributed the most to the Fund’s return, followed by the healthcare services industry. The leading detractors from return were the oil and gas industry and coal industry.

Positions that contributed most significantly to return included 5.875% coupon bonds issued by Cablevision Systems Corp., an American cable television company with systems serving areas surrounding New York City; 6.625% coupon bonds issued by Intelsat Jackson Holdings S.A., a communications satellite services provider; and 8.625% coupon bonds issued by International Lease Finance Corp., an aircraft lessor (2.8%, 2.9% and 3.4%, respectively, of the Fund’s corporate bonds at period end).

Positions that detracted most significantly from return included 6.375% coupon bonds issued by Berry Petroleum Co. LLC, an independent company in the industry of crude oil and natural gas exploration and production; 6.75% coupon bonds issued by Jones Energy Holdings LLC, an exploration and production company for oil and natural gas; and 7.875% coupon bonds issued by Breitburn Energy Partners LP, which operates oil and gas properties in the U.S. (2.4%, 2.5% and 2.4%, respectively, of the Fund’s corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 25

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

GSY Guggenheim Enhanced Short Duration ETF

Fund Overview
The Guggenheim Enhanced Short Duration ETF, NYSE Arca ticker: GSY (the “Fund”) seeks maximum current income, consistent with preservation of capital and daily liquidity. The Fund uses a low duration strategy to seek to outperform the Barclays 1-3 Month U.S. Treasury Bill Index (the “Benchmark”) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share. The Fund expects, under normal circumstances, to hold a diversified portfolio of fixed income instruments of varying maturities, but that have an average duration of less than one year. The Fund will invest at least 80% of its net assets in fixed income securities.

GSY primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc., (“Moody’s”) or equivalently rated by Standard & Poor’s Rating Group (“S&P”) or Fitch Investor Services (“Fitch”) or, if unrated, determined by Guggenheim Funds Investment Advisors, LLC (“Investment Adviser”) to be of comparable quality.

The Fund may invest no more than 10% of its assets in high yield securities, also referred to as junk bonds, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality.

The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts or swap agreements. The Fund may invest up to 10% of its assets in mortgage-backed securities or in other asset-backed securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of 0.30%, which included a decrease in market price over the period to $50.13 on November 30, 2014, from $50.27 on May 31, 2014. On an NAV basis, the Fund generated a total return of 0.27%, which included a decrease in NAV over the period to $50.14 on November 30, 2014, from $50.30 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For short-term high quality fixed income market comparison purposes, the Barclays 1-3 Month U.S. Treasury Bill Index returned 0.01% for the same period.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2014	$0.0459
July	$0.0472
August	$0.0482
September	$0.0435
October	$0.0439
November	$0.0607
Total	$0.2894

Performance Discussion
At period end, the Fund maintained a diversified portfolio across the credit spectrum with investment grade credit quality. The distribution rate at the end of the period was 1.03%, and the weighted average yield to maturity was 1.80%. The average effective duration was below one-half year.

The Fund’s top ten holdings at the end of the Period, representing about 30% of the Fund’s total assets, were comprised mainly of repurchase agreements (“repos”), Investment Grade BulletShares ETFs, and short-maturity corporate bonds. The Fund continues to maintain a high allocation to floating rate securities to help mitigate interest rate risk.

Positive performance for the period was provided primarily through core investments. The Fund maintained a full allocation to repos, securitized assets and high yield securities, which generated higher income for the Fund. The tightening of credit spreads outside of corporate bonds also drove price appreciation.

Positive returns also stemmed from the Fund’s investments in asset-backed securities (ABS), as spreads continued to normalize across various subsectors including collateralized loan obligations, commercial real estate collateralized debt obligations (CDOs), and aircraft lease securitizations. Concentration of the Fund’s credit investments in relatively short-maturity debt muted the impact of turmoil among risk assets midway through the period.

26 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Overview
The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the “Index”).

The Index consists of 100 common stocks and American Depositary Receipts (“ADRs”) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index, an index designed to measure global stock market performance. Potential index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor’s, a division of McGraw-Hill Financial, the Fund’s index provider (“S&P” or the “Index Provider”).

The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited – whether based on net asset value (“NAV”) or market price – assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of -8.70%, which included a decrease in market price over the period to $12.40 on November 30, 2014, from $14.08 on May 31, 2014,. On an NAV basis, the Fund generated a total return of -8.02%, which included a decrease in NAV over the period to $12.43 on November 30, 2014, from $14.01 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the Index returned -8.06% and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned 2.25% for the six-month period ended November 30, 2014.

The Fund made quarterly distributions per share of $0.241 on June 30, 2014 and $0.245 on September 30, 2014. The distributions were characterized as ordinary income.

Performance Attribution
For the six-month period ended November 30, 2014, the sectors contributing the most to the Fund’s return were financial and consumer, non-cyclical. The energy and industry sectors were the sectors detracting most from return.

Positions that contributed the most to the Fund’s return included Vector Group Ltd., which, through its subsidiaries, Liggett Group LLC and Vector Tobacco Inc., manufactures and markets cigarette products; Vodafone Group, PLC, a British multinational telecommunications company headquartered in London; and Enagas S.A., a Spanish energy company which owns and operates the nation’s gas grid (3.2%, 2.5% and 2.2%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from return included Myer Holdings Ltd., a mid-range to upscale Australian department store chain; Baytex Energy Corp., a Calgary-based Canadian producer, developer and explorer of oil and natural gas; and Monadelphous Group Ltd., a leading Australian engineering group providing construction, maintenance and industrial services to the resources, energy and infrastructure sectors (2.3%, 1.0% and 0.8%, respectively, of the Fund’s long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 27

November 30, 2014

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Credit/Default Risk: Issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the respective Fund’s income and share price.

Interest Rate Risk: As interest rates rise, the value of fixed-income securities held by the Funds is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Income Risk: Falling interest rates may cause the Funds’ income to decline.

Mortgage-and Asset-Backed Securities Risks (GSY): Mortgage-Backed Securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, these securities are subject to “prepayment risk” and “extension risk.”

Non-Correlation Risk (excludes GSY): For passively managed Index Funds, the respective Fund’s return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.

High-Yield Securities Risk: High yield securities (bonds that are rated below investment grade) are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations as well as may be subject to greater price volatility.

Foreign Issuers Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Financial Services Sector Risk: The financial services industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Active Management Risk (GSY): The Fund is subject to management risk because the Fund is an actively managed portfolio. In managing the Fund’s portfolio securities, the Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Risk of Deviation between Market Price and NAV (GSY): Unlike conventional ETFs, the Fund is not an Index Fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Municipal Securities Risk (GSY): Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Call Risk/Prepayment Risk: During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Funds’ having to reinvest proceeds at lower interest rates, resulting in a decline in the Funds’ income.

Extension Risk: An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Funds’ performance may suffer from the inability to invest in higher yielding securities.

Liquidity Risk: If the Funds invest in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Funds may be unable to sell the illiquid securities at an advantageous time or price.

Non-Diversified Fund Risk: Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

28 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2014

Risks and Other Considerations continued

Declining Yield Risk (excludes GSY and LVL): During the final year of the Funds’ operations, as the bonds held by the Funds mature and the Funds’ portfolio transitions to cash and cash equivalents, the Funds’ yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Funds and/or prevailing yields for bonds in the market.

Fluctuation of Yield and Liquidation Amount Risk (excludes GSY and LVL): The Funds, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Funds’ existence, they may make distributions at a greater (or lesser) rate than the coupon payments received on the Funds’ portfolio, which will result in the Funds returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Funds relative to a direct investment in corporate bonds. If the amount you receive as liquidation proceeds upon the Funds’ termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Concentration Risk (excludes GSY): If the Index concentrates in an industry or group of industries the Funds’ investments will be concentrated accordingly. In such event, the value of the Funds’ shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Telecommunications Sector Risk (LVL): This sector is subject to extensive government regulation. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products.

Equity Risk (LVL): The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Utilities Sector Risk (LVL): Companies in the utilities sector may be adversely affected by economic, political, and regulatory or deregulatory changes, and other occurrences associated with the utilities industry. This concentration may present more risks than investing in securities that are more broadly diversified over numerous sectors of the economy.

Medium-Sized Company Risk (LVL): Investing in securities of these companies involves greater risk as their securities may be more volatile and less liquid than investing in more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Risks of Investing In Other Investment Companies (GSY and LVL): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	November 30, 2014

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Statistics
Share Price	$21.10
Net Asset Value	$21.15
Discount to NAV	-0.24%
Net Assets ($000)	$320,447

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six Month (non-annualized)	One Year	Three Year	Since Inception (06/07/10)
Guggenheim BulletShares 2014 Corporate Bond ETF
NAV	0.01%	0.20%	1.90%	2.55%
Market	0.07%	-0.35%	1.48%	2.50%
NASDAQ BulletShares
USD Corporate
Bond 2014 Index	0.15%	0.47%	2.13%	2.91%
Barclays U.S.
Aggregate
Bond Index	1.92%	5.27%	3.00%	3.99%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.10 per share for share price returns or initial net asset value (NAV) of $20.10 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	3.1%
Communications	2.7%
Basic Materials	1.7%
Consumer, Non-cyclical	1.5%
Technology	1.3%
Industrial	1.1%
Energy	0.6%
Total Long-Term Investments	12.0%
Other Instruments:
U.S. Treasury Bill	87.6%
Total Investments	99.6%
Other Assets & Liabilities, net	0.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
BlackRock, Inc.	1.8%
Gilead Sciences, Inc.	1.6%
21st Century Fox America, Inc.	1.4%
Hewlett-Packard Co.	1.2%
John Deere Capital Corp.	1.1%
Walt Disney Co.	1.0%
Ecolab, Inc.	0.9%
Sherwin-Williams Co.	0.8%
TD Ameritrade Holding Corp.	0.6%
BP Capital Markets Plc	0.6%
Top Ten Total	11.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

30 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Statistics
Share Price	$21.73
Net Asset Value	$21.77
Discount to NAV	-0.18%
Net Assets ($000)	$636,885

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six Month (non-annualized)	One Year	Three Year	Since Inception (06/07/10)
Guggenheim BulletShares 2015 Corporate Bond ETF
NAV	0.12%	0.65%	3.24%	3.62%
Market	-0.34%	0.23%	2.84%	3.57%
NASDAQ BulletShares
USD Corporate
Bond 2015 Index	0.12%	0.94%	3.53%	3.92%
Barclays U.S.
Aggregate
Bond Index	1.92%	5.27%	3.00%	3.99%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.14 per share for share price returns or initial net asset value (NAV) of $20.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	54.8%
Consumer, Non-cyclical	14.0%
Communications	7.6%
Energy	6.9%
Consumer, Cyclical	4.7%
Industrial	3.7%
Technology	3.5%
Other	3.8%
Total Long-Term Investments	99.0%
Other Instruments:
Investments of Collateral for Securities Loaned	0.5%
Total Investments	99.5%
Other Assets & Liabilities, net	0.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
AbbVie, Inc.	1.3%
BNP Paribas S.A.	1.1%
Morgan Stanley	1.1%
Pfizer, Inc.	1.0%
Goldman Sachs Group, Inc.	0.9%
Goldman Sachs Group, Inc.	0.9%
BP Capital Markets PLC	0.9%
Morgan Stanley	0.9%
Bank of America Corp.	0.9%
Wells Fargo & Co.	0.9%
Top Ten Total	9.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

32 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 33

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Statistics
Share Price	$22.26
Net Asset Value	$22.26
Premium to NAV	–%
Net Assets ($000)	$654,396

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six Month (non-annualized)	One Year	Three Year	Since Inception (06/07/10)
Guggenheim BulletShares 2016 Corporate Bond ETF
NAV	0.18%	1.07%	4.09%	4.48%
Market	-0.04%	0.76%	3.79%	4.48%
NASDAQ BulletShares®
USD Corporate Bond
2016 Index	0.30%	1.33%	4.38%	4.95%
Barclays U.S. Aggregate
Bond Index	1.92%	5.27%	3.00%	3.99%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.13 per share for share price returns or initial net asset value (NAV) of $20.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	48.5%
Consumer, Non-cyclical	13.0%
Communications	12.2%
Energy	6.3%
Industrial	5.5%
Technology	5.3%
Consumer, Cyclical	5.2%
Basic Materials	2.0%
Utilities	1.1%
Total Corporate Bonds	99.1%
Other Instruments:
Investments of Collateral for Securities Loaned	0.2%
Total Investments	99.3%
Other Assets & Liabilities, net	0.7%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Goldman Sachs Group, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Morgan Stanley	1.3%
Bank of America Corp.	1.2%
Cisco Systems, Inc.	1.1%
Wells Fargo & Co.	1.0%
Goldman Sachs Group, Inc.	1.0%
JPMorgan Chase & Co.	1.0%
Home Depot, Inc.	1.0%
Deutsche Bank AG	0.9%
Top Ten Total	11.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

34 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Statistics
Share Price	$22.84
Net Asset Value	$22.79
Premium to NAV	0.22%
Net Assets ($000)	$717,770

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six Month (non-annualized)	One Year	Three Year	Since Inception (06/07/10)
Guggenheim BulletShares 2017 Corporate Bond ETF
NAV	0.38%	1.89%	5.15%	5.37%
Market	0.29%	1.84%	4.90%	5.41%
NASDAQ BulletShares®
USD Corporate
Bond 2017 Index	0.46%	2.14%	5.53%	5.85%
Barclays U.S. Aggregate
Bond Index	1.92%	5.27%	3.00%	3.99%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	47.8%
Consumer, Non-cyclical	14.0%
Energy	8.9%
Communications	8.5%
Technology	5.5%
Industrial	5.4%
Consumer, Cyclical	5.2%
Basic Materials	2.1%
Utilities	1.5%
Total Long-Term Investments	98.9%
Other Instruments:
Investments of Collateral for Securities Loaned	0.4%
Total Investments	99.3%
Other Assets & Liabilities, net	0.7%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
General Electric Co.	1.5%
Citigroup, Inc.	1.4%
Bank of America Corp.	1.2%
AbbVie, Inc.	1.2%
Wells Fargo & Co.	1.2%
International Business Machines Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%
General Electric Capital Corp.	1.1%
Bank of America Corp.	1.0%
Deutsche Bank AG	1.0%
Top Ten Total	11.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

36 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Statistics
Share Price	$21.26
Net Asset Value	$21.19
Premium to NAV	0.33%
Net Assets ($000)	$451,379

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six Month (non-annualized)	One Year	Since Inception (03/28/12)
Guggenheim BulletShares 2018 Corporate Bond ETF
NAV	0.59%	2.58%	4.01%
Market	0.68%	2.57%	4.14%
NASDAQ BulletShares
USD Corporate
Bond 2018 Index	0.68%	2.82%	4.41%
Barclays U.S. Aggregate
Bond Index	1.92%	5.27%	2.79%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	44.2%
Consumer, Non-Cyclical	14.4%
Communications	8.3%
Energy	7.7%
Technology	6.2%
Industrial	5.3%
Consumer, Cyclical	4.8%
Other	8.0%
Total Investments	98.9%
Other Instruments:
Investments of Collateral for Securities Loaned	0.2%
Total Investments	99.1%
Other Assets & Liabilities, net	0.9%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Bank of America Corp.	2.0%
JPMorgan Chase & Co.	1.7%
Goldman Sachs Group, Inc.	1.5%
General Electric Capital Corp.	1.5%
Apple, Inc.	1.2%
Morgan Stanley	1.1%
Verizon Communications, Inc.	1.1%
Bank of America Corp.	1.1%
Goldman Sachs Group, Inc.	1.0%
Wachovia Corp.	1.0%
Top Ten Total	13.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

38 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Statistics
Share Price	$21.13
Net Asset Value	$21.10
Discount to NAV	0.14%
Net Assets ($000)	$224,742

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six Month (non-annualized)	One Year	Since Inception (03/28/12)
Guggenheim BulletShares 2019 Corporate Bond ETF
NAV	0.81%	3.65%	4.30%
Market	0.80%	3.29%	4.35%
NASDAQ BulletShares USD
Corporate Bond
2019 Index	0.88%	3.88%	4.82%
Barclays U.S. Aggregate
Bond Index	1.92%	5.27%	2.79%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.97 per share for share price returns or initial net asset value (NAV) of $19.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	37.1%
Consumer, Non-Cyclical	15.6%
Energy	11.3%
Communications	10.7%
Industrial	7.5%
Technology	5.2%
Basic Materials	4.8%
Other	6.4%
Total Long-Term Investments	98.6%
Other Instruments:
Investments of Collateral for Securities Loaned	1.2%
Total Investments	99.8%
Other Assets & Liabilities, net	0.2%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Bank of America Corp.	1.6%
Goldman Sachs Group ,Inc.	1.3%
Morgan Stanley	1.3%
JPMorgan Chase & Co.	1.3%
Morgan Stanley	1.3%
Citigroup Inc.	1.3%
Bank of America Corp.	1.2%
Anheuser-Busch InBev Worldwide, Inc.	1.2%
Novartis Securities Investment Ltd	1.1%
Credit Suisse NY	1.1%
Top Ten Total	12.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

40 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Statistics
Share Price	$21.21
Net Asset Value	$21.20
Premium to NAV	0.05%
Net Assets ($000)	$203,480

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six Month (non-annualized)	One Year	Since Inception (03/28/12)
Guggenheim BulletShares 2020 Corporate Bond ETF
NAV	1.16%	5.53%	4.97%
Market	1.21%	5.21%	4.98%
NASDAQ BulletShares® USD
Corporate Bond 2020 Index	1.25%	5.90%	5.34%
Barclays U.S. Aggregate
Bond Index	1.92%	5.27%	2.79%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	33.1%
Consumer, Non-cyclical	17.2%
Communications	14.8%
Energy	12.5%
Basic Materials	5.3%
Industrial	4.9%
Consumer, Cyclical	4.8%
Technology	3.8%
Utilities	2.2%
Total Long-Term Investments	98.6%
Other Instruments:
Investments of Collateral for Securities Loaned	0.6%
Total Investments	99.2%
Other Assets & Liabilities, net	0.8%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Verizon Communications, Inc.	2.4%
Bank of America Corp.	1.9%
Goldman Sachs Group, Inc.	1.7%
JPMorgan Chase & Co.	1.6%
Cisco Systems, Inc.	1.5%
JPMorgan Chase & Co.	1.5%
Verizon Communications, Inc.	1.5%
Anheuser-Busch InBev Worldwide, Inc.	1.3%
General Electric Capital Corp.	1.2%
Morgan Stanley	1.2%
Top Ten Total	15.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

42 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Statistics
Share Price	$20.95
Net Asset Value	$20.93
Premium to NAV	0.10%
Net Assets ($000)	$84,768

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six Month (non-annualized)	One Year	Since Inception ( 7/17/13)
Guggenheim BulletShares 2021 Corporate Bond ETF
NAV	1.35%	7.18%	6.40%
Market	1.41%	7.22%	6.48%
NASDAQ BulletShares®
USD Corporate
Bond 2021 Index	1.37%	7.10%	6.36%
Barclays U.S. Aggregate
Bond Index	1.92%	5.27%	4.34%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.96 per share for share price returns or initial net asset value (NAV) of $19.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	34.4%
Communications	12.8%
Consumer, Non-cyclical	12.4%
Energy	10.2%
Basic Materials	7.2%
Technology	7.0%
Industrial	6.8%
Consumer, Cyclical	5.8%
Utilities	1.9%
Total Long-Term Investments	98.5%
Other Instruments:
Investments of Collateral for Securities Loaned	0.9%
Total Investments	99.4%
Other Assets & Liabilities, net	0.6%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Goldman Sachs Group, Inc.	2.0%
BNP Paribas	1.7%
Wells Fargo & Co.	1.7%
Morgan Stanley	1.6%
HSBC Finance Corp.	1.5%
JPMorgan Chase & Co.	1.5%
Morgan Stanley	1.4%
JPMorgan Chase & Co.	1.4%
General Electric Capital Corp.	1.4%
HSBC Holdings plc	1.3%
Top Ten Total	15.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

44 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Statistics
Share Price	$20.89
Net Asset Value	$20.86
Premium to NAV	0.14%
Net Assets ($000)	$59,465

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six Month (non-annualized)	One Year	Since Inception (07/17/13)
Guggenheim BulletShares 2022 Corporate Bond ETF
NAV	1.56%	7.86%	6.35%
Market	1.55%	8.11%	6.33%
NASDAQ BulletShares® USD
Corporate Bond 2022 Index	1.68%	8.22%	6.56%
Barclays U.S. Aggregate
Bond Index	1.92%	5.27%	4.34%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	29.6%
Consumer, Non-cyclical	16.3%
Energy	14.0%
Communications	11.5%
Industrial	11.4%
Basic Materials	6.2%
Consumer, Cyclical	4.5%
Other	5.0%
Total Long-Term Investment	98.5%
Other Instruments:
Investments of Collateral for Securities Loaned	0.2%
Total Investments	98.7%
Other Assets & Liabilities, net	1.3%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Goldman Sachs Group, Inc.	2.5%
JPMorgan Chase & Co.	1.9%
General Electric Co.	1.8%
Bank of America Corp.	1.8%
Citigroup, Inc.	1.7%
AbbVie, Inc.	1.7%
United Technologies Corp.	1.6%
UBS AG	1.5%
Anheuser-Busch InBev Worldwide, Inc.	1.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.4%
Top Ten Total	17.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

46 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

Fund Statistics
Share Price	$20.48
Net Asset Value	$20.47
Premium to NAV	0.05%
Net Assets ($000)	$9,212

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
Since Inception (09/17/14) (non-annualized)
Guggenheim BulletShares 2023 Corporate Bond ETF
NAV	2.60%
Market	2.55%
NASDAQ BulletShares USD Corporate Bond 2023 Index	2.50%
Barclays U.S. Aggregate Bond Index	2.03%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.00 per share for share price returns or initial net asset value (NAV) of $20.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	29.6%
Consumer, Non-cyclical	15.1%
Communications	13.6%
Energy	12.8%
Technology	7.6%
Consumer, Cyclical	6.6%
Basic Materials	6.4%
Other	6.7%
Total Investments	98.4%
Other Assets & Liabilities, net	1.6%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Verizon Communication, Inc.	5.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands	2.9%
Royal Bank of Scotland plc	2.4%
CVS Health Corp.	2.3%
Burlington Northern Santa Fe, LLC	2.3%
Bank of America Corp.	2.3%
Well Fargo & Co.	2.3%
Schlumberger Investment S.A.	2.3%
State Street Corp.	2.3%
Viacom, Inc.	2.3%
Top Ten Total	26.4%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

48 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

Fund Statistics
Share Price	$20.69
Net Asset Value	$20.45
Discount to NAV	-0.29%
Net Assets ($000)	$9,202

TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2014
Since
Inception
(09/17/14)
(non-annualized)
Guggenheim BulletShares 2024 Corporate Bond ETF
NAV	2.60%
Market	2.40%
NASDAQ BulletShares USD Corporate Bond 2024 Index	2.84%
Barclays U.S. Aggregate Bond Index	2.03%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	39.5%
Consumer, Non-Cyclical	18.2%
Energy	17.1%
Communications	8.0%
Industrial	4.5%
Technology	4.5%
Basic Materials	2.5%
Other	4.0%
Total Long-Term Investments	98.3%
Other Instruments:
Investments of Collateral for Securities Loaned	1.8%
Total Investments	100.1%
Other Assets & Liabilities, net	-0.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Kerr-McGee Corp.	2.7%
LyondellBasell Industries NV	2.5%
Moody’s Corp.	2.4%
American Tower Corp.	2.3%
American International Group, Inc.	2.3%
Newfield Exploration Co.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
DIRECTV Holdings LLC	2.3%
Verizon Communication, Inc.	2.3%
Bank of America Corp.	2.3%
Top Ten Total	23.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

50 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 51

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.33
Net Asset Value	$26.39
Discount to NAV	-0.23%
Net Assets ($000)	$453,825

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six Month (non-annualized)	One Year	Three Year	Since Inception (01/25/11)
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
NAV	0.22%	1.34%	6.09%	5.43%
Market	0.33%	0.81%	5.71%	5.36%
BulletShares USD
Corporate High
Yield 2014 Index	0.43%	1.88%	6.81%	5.69%
Barclays High Yield
Corporate Index	-0.60%	4.52%	9.92%	7.78%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.06 per share for share price returns or initial net asset value (NAV) of $25.06 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Corporate Bonds:
Consumer, Non-cyclical	6.4%
Energy	3.3%
Industrial	2.5%
Financial	2.1%
Consumer, Cyclical	1.8%
Communications	0.9%
Total Corporate Bonds	17.0%
U.S. Treasury Securities	78.9%
Total Long-Term Investments	95.9%
Other Assets & Liabilities, net	4.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Valeant Pharmaceuticals International	1.7%
Energy XXI Gulf Coast, Inc.	1.4%
Bumble Bee Holdings, Inc.	1.3%
Ally Financial, Inc.	1.2%
ConvaTec Healthcare E SA	1.2%
Pilgrim’s Pride Corp.	1.2%
Regency Energy Partners, LP	1.2%
PAETEC Holding Corp.	0.9%
Jaguar Holding Company II / Jaguar Merger Sub, Inc.	0.9%
Ainsworth Lumber Co. Ltd.	0.9%
Top Ten Total	11.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

52 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 53

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.52
Net Asset Value	$26.53
Discount to NAV	-0.04%
Net Assets ($000)	$1,018,677

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(01/25/11)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
NAV	0.26%	2.65%	7.47%	6.20%
Market	0.01%	2.23%	7.14%	6.17%
NASDAQ
BulletShares®
USD High Yield
Corporate Bond
2015 Index	0.71%	3.47%	8.42%	6.31%
Barclays U.S.
Corporate High
Yield Index	-0.60%	4.52%	9.92%	7.78%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.21 per share for share price returns or initial net asset value (NAV) of $25.21 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Consumer, Non-cyclical	25.0%
Consumer, Cyclical	16.7%
Communications	15.6%
Energy	10.1%
Industrial	7.8%
Financial	7.7%
Technology	6.3%
Other	7.8%
Total Long-Term Investments	97.0%
Other Instruments:
Investments of Collateral for Securities Loaned	2.4%
Total Investments	99.4%
Other Assets & Liabilities, net	0.6%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Chrysler Group LLC / CG Company-Issuer, Inc.	2.8%
Intelsat Jackson Holdings S.A.	2.2%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	2.1%
CHS/Community Health Systems, Inc.	2.1%
Kinetics Concept, Inc. / KCI USA, Inc.	1.8%
Ally Financial, Inc.	1.8%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	1.6%
HCA Holdings, Inc.	1.6%
Novelis, Inc.	1.6%
Ally Financial, Inc.	1.5%
Top Ten Total	19.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

54 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.57
Net Asset Value	$26.54
Premium to NAV	0.11%
Net Assets ($000)	$652,820

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(04/25/12)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
NAV	-0.80%	2.29%	6.60%
Market	-0.94%	2.09%	6.63%
BulletShares® USD High Yield
Corporate Bond 2016 Index	-1.22%	1.98%	6.97%
Barclays U.S. Corporate High
Yield Index	-0.60%	4.52%	8.10%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.99 per share for share price returns or initial net asset value (NAV) of $24.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Corporate High Yield Index measures the market for USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Investments:
Consumer, Cyclical	19.2%
Industrial	15.4%
Energy	14.1%
Consumer, Non-cyclical	13.3%
Communications	13.1%
Financial	7.7%
Technology	5.1%
Other	8.9%
Total Long-Term Investments	96.8%
Other Instruments:
Investments of Collateral for Securities Loaned	1.8%
Total Investments	98.6%
Other Assets & Liabilities, net	1.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
First Data Corp.	4.4%
Chrysler Group, LLC / CG Co.-Issuer, Inc.	4.3%
EP Energy LLC / Everest Acquisition Finance, Inc.	2.7%
Sprint Communications, Inc.	2.7%
Sabine Pass LNG, LP	2.0%
NRG Energy, Inc.	1.7%
Intelsat Jackson Holdings S.A.	1.7%
HD Supply, Inc.	1.6%
DISH DBS Corp.	1.6%
Building Materials Corporation of America	1.5%
Top Ten Total	24.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

56 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.57
Net Asset Value	$26.61
Discount to NAV	-0.15%
Net Assets ($000)	$396,546

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(04/25/12)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
NAV	-1.20%	2.33%	6.84%
Market	-1.60%	1.83%	6.77%
NASDAQ BulletShares®
USD High Yield
Corporate 2017 Index	-0.96%	2.76%	8.30%
Barclays U.S. Corporate
High Yield Index	-0.60%	4.52%	8.10%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.94 per share for share price returns or initial net asset value (NAV) of $24.94 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	20.8%
Communications	17.0%
Consumer, Cyclical	16.7%
Industrial	11.7%
Energy	11.5%
Consumer, Non-cyclical	10.3%
Basic Materials	5.0%
Utilities	2.5%
Technology	1.4%
Total Long-Term Investments	96.9%
Other Instruments:
Investments of Collateral for Securities Loaned	3.5%
Total Investments	100.4%
Other Assets & Liabilities, net	-0.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Springleaf Finance Corp.	3.2%
Case New Holland, Inc.	2.2%
CIT Group, Inc.	2.1%
United Rentals North America, Inc.	2.0%
Sprint Nextel Corp.	2.0%
International Lease Finance Corp.	1.9%
Ally Financial, Inc.	1.7%
ArcelorMittal	1.7%
Univision Communications, Inc.	1.7%
CIT Group, Inc.	1.7%
Top Ten Total	20.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

58 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.30
Net Asset Value	$26.42
Discount to NAV	-0.45%
Net Assets ($000)	$280,062

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(04/25/12)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
NAV	-1.07%	2.49%	6.99%
Market	-1.81%	1.67%	6.79%
NASDAQ BulletShares
USD High Yield Corporate
Bond 2018 Index	-1.05%	2.92%	8.15%
Barclays U.S. Corporate
High Yield Index	-0.60%	4.52%	8.10%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	16.4%
Consumer, Non-Cyclical	14.9%
Consumer, Cyclical	13.8%
Communications	12.5%
Basic Materials	12.2%
Energy	11.8%
Industrial	10.9%
Other	4.7%
Total Corporate Bonds	97.2%
Common Stock	0.0%*
Preferred Stock	0.1%
Total Long-Term Investments	97.3%
Other Instruments:
Investments of Collateral for Securities Loaned	3.0%
Total Investments	100.3%
Other Assets & Liabilities, net	-0.3%
Net Assets	100.0%
*Less than 0.1%.

Ten Largest Holdings
(% of Total Net Assets)
Sprint Communications, Inc.	4.5%
Navient Corp.	3.4%
ArcelorMittal	2.1%
CHS/Community Health Systems, Inc.	2.0%
CIT Group, Inc.	1.9%
Peabody Energy Corp.	1.9%
NRG Energy, Inc.	1.8%
DISH DBS Corp.	1.7%
KCG Holdings, Inc.	1.5%
Tenet Healthcare Corp.	1.5%
Top Ten Total	22.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

60 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.45
Net Asset Value	$25.48
Discount to NAV	-0.12%
Net Assets ($000)	$91,713

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(09/24/13)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
NAV	-1.34%	3.24%	5.34%
Market	-1.68%	2.63%	5.23%
NASDAQ BulletShares® USD
High Yield Corporate
Bond 2019 Index	-2.10%	2.60%	3.95%
Barclays U.S. Corporate
High Yield Index	-0.60%	4.52%	6.12%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Communications	18.8%
Consumer, Cyclical	14.9%
Energy	13.7%
Financial	13.4%
Consumer, Non-cyclical	13.2%
Industrial	10.6%
Basic Materials	6.1%
Technology	4.9%
Utilities	1.3%
Diversified	0.9%
Total Long-Term Investments	97.8%
Other Instruments:
Investments of Collateral for Securities Loaned	4.1%
Total Investments	101.9%
Other Assets & Liabilities, net	-1.9%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Numericable Group S.A.	2.2%
ArcelorMittal	2.1%
Sprint Capital Corp.	2.1%
Dish DBS Corp.	1.8%
HCA, Inc.	1.6%
International Lease Finance Corp.	1.6%
T-Mobile USA, Inc.	1.6%
CIT Group, Inc.	1.6%
Del Monte Corp.	1.4%
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc.	1.4%
Top Ten Total	17.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

62 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.66
Net Asset Value	$25.70
Discount to NAV	-0.16%
Net Assets ($000)	$46,266

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(09/24/13)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
NAV	-0.64%	4.50%	6.22%
Market	-1.02%	4.00%	6.07%
NASDAQ BulletShares® USD
High Yield Corporate Bond
2020 Index	-1.67%	3.16%	5.11%
Barclays U.S. Corporate High
Yield Index	-0.60%	4.52%	6.12%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Consumer, Non-cyclical	22.6%
Communications	19.4%
Energy	12.8%
Consumer, Cyclical	10.9%
Financial	9.4%
Basic Materials	9.2%
Industrial	7.4%
Other	6.1%
Total Long-Term Investments	97.8%
Other Instruments:
Investments of Collateral for Securities Loaned	1.7%
Total Investments	99.5%
Other Assets & Liabilities, net	0.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Valeant Pharmaceuticals International, Inc.	2.3%
Ally Financial, Inc.	2.1%
Tenet Healthcare Corp.	2.1%
Reynolds Group Issuer Inc/ Reynolds Group Issuer
LLC / Reynolds Group Issuer Lu	2.0%
First Data Corp.	1.9%
Cequel Communications Holdings I LLC / Cequel
Capital Corp.	1.8%
Sprint Communications, Inc.	1.8%
Roofing Supply	1.7%
HCA, Inc.	1.7%
Chesapeake Energy Corp.	1.7%
Top Ten Total	19.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

64 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.87
Net Asset Value	$24.97
Discount to NAV	-0.40%
Net Assets ($000)	$9,986

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
Since
Inception
(09/17/14)
(non-annualized)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
NAV	0.37%
Market	-0.52%
NASDAQ BulletShares 2021 High Yield Corporate
Bond Index	-1.31%
Barclays U.S. Corporate High Yield Index	-0.44%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.00 per share for share price returns or initial net asset value (NAV) of $25.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Energy	21.1%
Communications	20.9%
Consumer, Cyclical	10.5%
Industrial	9.9%
Technology	8.4%
Financial	8.2%
Consumer, Non-cyclical	7.8%
Other	10.6%
Total Long-Term Investments	97.4%
Other Instruments:
Investments of Collateral for Securities Loaned	1.6%
Total Investments	99.0%
Other Assets & Liabilities, net	1.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
SM Energy Co.	2.8%
First Data Corp.	2.3%
L Brands, Inc.	2.3%
CSC Holdings LLC	2.2%
DISH DBS Corp.	2.2%
Celanese US Holdings LLC	2.2%
Vector Group Ltd.	2.2%
DPL, Inc.	2.1%
QEP Resources, Inc.	2.1%
ArcelorMittal	2.1%
Top Ten Total	22.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

66 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 67

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.72
Net Asset Value	$24.95
Discount to NAV	-0.92%
Net Assets ($000)	$7,484

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
Since
Inception
(09/17/14)
(non-annualized)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
NAV	0.31%
Market	-1.01%
NASDAQ BulletShares USD High Yield
Corporate Bond 2022 Index	0.15%
Barclays U.S. Corporate High Yield Index	-0.45%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.04 per share for share price returns or initial net asset value (NAV) of $25.04 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Communications	20.3%
Consumer, Non-cyclical	19.8%
Energy	15.2%
Consumer, Cyclical	11.4%
Financial	8.7%
Industrial	8.0%
Basic Materials	5.6%
Other	8.3%
Total Long-Term Investments	97.3%
Other Instruments:
Investments of Collateral for Securities Loaned	1.6%
Total Investments	98.9%
Other Assets & Liabilities, net	1.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
International Lease Finance Corp.	3.3%
Constellation Brands, Inc.	3.0%
ArcelorMittal	2.9%
HCA, Inc.	2.9%
RR Donnelley & Sons Co.	2.9%
KB Home	2.9%
Sabine Pass Liquefaction LLC	2.8%
DaVita HealthCare Partners, Inc.	2.8%
CDW LLC / CDW Finance Corp.	2.8%
Intelsat Jackson Holdings S.A.	2.8%
Top Ten Total	29.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

68 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 69

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

GSY Guggenheim Enhanced Short Duration ETF

Fund Statistics
Share Price	$50.13
Net Asset Value	$50.14
Discount to NAV	-0.02%
Net Assets ($000)	$531,536

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(02/12/08)
Guggenheim Enhanced Short Duration ETF
NAV	0.27%	0.91%	1.29%	0.75%	0.80%
Market	0.30%	0.86%	1.32%	0.73%	0.79%
Barclays 1-3
Months U.S.
Treasury Bill
Index	0.01%	0.03%	0.05%	0.07%	0.28%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Treasury Bill Index: 1-3 Month tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.32%. In the Financial Highlights section of the Semi-Annual Report, the Fund’s annualized net operating expense ratio was 0.24%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was also 0.24%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.27%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Corporate Bonds	38.6%
Commercial Paper	16.4%
Repurchase Agreements	12.0%
Asset Backed Securities	11.0%
Exchange-Traded Funds	7.1%
Senior Floating Rate Interests	6.7%
Other	7.9%
Total Investments	99.7%
Other Assets & Liabilities, net	0.3%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Guggenheim BulletShares 2015 Corporate Bond ETF	6.3%
Life Technologies Corp.	2.9%
Axis Capital Holdings Ltd.	2.1%
American Tower Corp.	2.0%
HCP, Inc.	1.8%
PNM Resources, Inc.	1.4%
International Lease Finance Corp.	1.3%
Mack-Cali Realty, LP	1.3%
Xerox Corp.	1.2%
Nationwide Health Properties, Inc.	1.2%
Top Ten Total	21.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

70 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Statistics
Share Price	$12.40
Net Asset Value	$12.43
Discount to NAV	-0.24%
Net Assets ($000)	$91,505

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2014
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(06/25/07)
Guggenheim S&P Global Dividend Opportunities Index ETF
NAV	-8.02%	0.64%	4.13%	3.47%	-3.13%
Market	-8.70%	0.01%	3.45%	3.32%	-3.16%
Benchmarks By
Design High
Income Index/
S&P Global
Dividend
Opportunities
Index	-8.06%	0.57%	3.93%	3.31%	-2.61%1
MSCI World
Index	2.25%	8.91%	16.08%	10.96%	3.33%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.17%. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 0.73%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	27.5%
Communications	17.8%
Consumer, Non-cyclical	15.4%
Utilities	12.3%
Energy	10.4%
Consumer, Cyclical	7.8%
Industrial	3.3%
Other	4.8%
Total Long-Term Investments	99.3%
Other Instruments:
Investments of Collateral for Securities Loaned	20.2%
Total Investments	119.5%
Other Assets & Liabilities, net	-19.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Vector Group Ltd.	3.1%
Metcash Ltd.	3.0%
AstraZeneca plc — Class A	2.8%
RR Donnelley & Sons Co.	2.7%
Vodafone Group PLC	2.5%
Berkeley Group Holdings plc	2.5%
Spark New Zealand Ltd.	2.4%
Royal Dutch Shell plc — Class A	2.4%
Freenet AG	2.4%
CVR Energy, Inc.	2.3%
Top Ten Total	26.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

1 The benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 6/25/07-9/28/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08-11/30/14.

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PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

72 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)	November 30, 2014

All funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur advisory fees and other Fund expenses which are deducted from a Fund’s gross income and reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning May 31, 2014 and ending November 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	account value	Account Value	During
	Ratio1	Return	May 31, 2014	November 30, 2014	Period2
Table 1. Based on actual Fund return3
Guggenheim BulletShares 2014 Corporate Bond ETF	0.23%	0.01%	$1,000.00	$1,000.12	$1.15
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%	0.12%	1,000.00	1,001.18	1.20
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%	0.18%	1,000.00	1,001.80	1.20
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	0.38%	1,000.00	1,003.79	1.21
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	0.59%	1,000.00	1,005.93	1.21
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	0.81%	1,000.00	1,008.07	1.21
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	1.16%	1,000.00	1,011.62	1.21
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	1.35%	1,000.00	1,013.54	1.21
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	1.56%	1,000.00	1,015.60	1.21
Guggenheim BulletShares 2023 Corporate Bond ETF4	0.24%	2.60%	1,000.00	1,013.00	0.50
Guggenheim BulletShares 2024 Corporate Bond ETF4	0.24%	2.60%	1,000.00	1,025.96	0.50
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.43%	0.22%	1,000.00	1,002.20	2.16
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.43%	0.26%	1,000.00	1,002.60	2.16
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.43%	(0.80)%	1,000.00	992.00	2.15
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.43%	(1.20)%	1,000.00	988.00	2.14
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.43%	(1.07)%	1,000.00	989.27	2.14
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.43%	(1.34)%	1,000.00	986.64	2.14
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.43%	(0.64)%	1,000.00	993.60	2.15
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF4	0.42%	0.37%	1,000.00	1,003.67	0.86
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF4	0.42%	0.31%	1,000.00	1,003.11	0.86
Guggenheim Enhanced Short Duration ETF	0.24%	0.27%	1,000.00	1,002.70	1.20
Guggenheim S&P Global Dividend Opportunities Index ETF	0.65%	(8.02)%	1,000.00	919.80	3.13

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 73

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) continued	November 30, 2014

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	account value	Account Value	During
	Ratio1	Return	May 31, 2014	November 30, 2014	Period2
Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim BulletShares 2014 Corporate Bond ETF	0.23%	5.00%	$1,000.00	$1,023.92	$1.17
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.96	2.13
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.96	2.13
Guggenheim Enhanced Short Duration ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim S&P Global Dividend Opportunities Index ETF	0.65%	5.00%	1,000.00	1,021.81	3.29

1	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.

2
Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period May 31, 2014 to November 30, 2014.

4
Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 75/365 (to reflect the period). Actual cumulative return at net asset value for the period September 17, 2014 to November 30, 2014.

74 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2014

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 12.0%
Financial - 3.1%
BlackRock, Inc.
3.50% due 12/10/14	$5,774,000	$5,777,776
TD Ameritrade Holding Corp.
4.15% due 12/01/14	2,264,000	2,264,000
CNA Financial Corp.
5.85% due 12/15/14	1,872,000	1,875,317
Total Financial		9,917,093
Communications - 2.7%
21st Century Fox America, Inc.
5.30% due 12/15/14	4,582,000	4,589,578
Walt Disney Co.
0.88% due 12/01/14	3,190,000	3,190,000
Cox Communications, Inc.
5.45% due 12/15/14	811,000	812,255
Total Communications		8,591,833
Basic Materials - 1.7%
Ecolab, Inc.
2.38% due 12/08/14	2,905,000	2,905,897
Sherwin-Williams Co.
3.13% due 12/15/14	2,412,000	2,414,340
Total Basic Materials		5,320,237
Consumer, Non-cyclical - 1.5%
Gilead Sciences, Inc.
2.40% due 12/01/14	4,970,000	4,970,000
Technology - 1.3%
Hewlett-Packard Co.
2.63% due 12/09/14	3,886,000	3,887,516
CA, Inc.
6.13% due 12/01/14	118,000	118,000
Total Technology		4,005,516
Industrial - 1.1%
John Deere Capital Corp.
1.25% due 12/02/14	3,546,000	3,546,000
Energy - 0.6%
BP Capital Markets plc
1.70% due 12/05/14	2,070,000	2,070,170
Total Corporate Bonds
(Cost $38,422,750)		38,420,849
U.S. TRESURY BILLS†† - 87.6%
United States Treasury Bill
0.00% due 12/18/141	3,886,000	280,713,474
(Cost $280,713,101)
Total Investments - 99.6%
(Cost $319,135,851)		$319,134,323
Other Assets & Liabilities, net - 0.4%		1,313,111
Total Net Assets - 100.0%		$320,447,434

††	Value determined based on Level 2 inputs —See Note 4.

1	Zero coupon rate security.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2014.

Country Diversification
% of
Country	Corporate Bonds
United States	99.4%
United Kingdom	0.6%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 54.8%
JPMorgan Chase & Co.
1.10% due 10/15/15	$5,360,000	$5,382,533
3.70% due 01/20/15	5,271,000	5,295,963
1.88% due 03/20/15	4,210,000	4,229,829
3.40% due 06/24/15	3,775,000	3,836,536
4.75% due 03/01/15	2,856,000	2,886,676
5.15% due 10/01/15	2,610,000	2,703,501
5.25% due 05/01/15	1,850,000	1,885,157
General Electric Capital Corp.
1.63% due 07/02/15	5,465,000	5,508,310
2.15% due 01/09/15	5,458,000	5,468,146
2.25% due 11/09/15	4,454,000	4,531,397
1.00% due 12/11/15	2,190,000	2,203,885
3.50% due 06/29/15	2,143,000	2,183,323
4.88% due 03/04/15	2,125,000	2,149,219
2.38% due 06/30/15	1,798,000	1,819,750
4.38% due 09/21/15	863,000	890,807
Bank of America Corp.
4.50% due 04/01/15	5,530,000	5,602,725
1.50% due 10/09/15	4,875,000	4,905,162
5.00% due 01/15/15	3,618,000	3,637,342
3.70% due 09/01/15	3,500,000	3,579,177
4.75% due 08/01/15	3,175,000	3,257,969
5.30% due 09/30/15	1,476,000	1,532,767
5.25% due 12/01/15	1,460,000	1,521,872
Morgan Stanley
6.00% due 04/28/15	6,564,000	6,710,456
5.38% due 10/15/15	5,400,000	5,624,116
4.10% due 01/26/15	5,000,000	5,026,615
3.45% due 11/02/15	2,969,000	3,041,090
4.00% due 07/24/15	2,702,000	2,761,474
Goldman Sachs Group, Inc.
1.60% due 11/23/15	5,854,000	5,900,517
5.13% due 01/15/15	5,765,000	5,796,310
3.70% due 08/01/15	5,413,000	5,523,063
3.30% due 05/03/15	5,115,000	5,173,705
Citigroup, Inc.
4.75% due 05/19/15	3,496,000	3,563,389
4.59% due 12/15/15	3,410,000	3,537,831
6.01% due 01/15/15	3,290,000	3,310,954
2.25% due 08/07/15	2,190,000	2,215,623
2.65% due 03/02/15	2,080,000	2,091,504
4.88% due 05/07/15	1,705,000	1,735,878
4.70% due 05/29/15	1,300,000	1,326,316
Ford Motor Credit Company LLC
7.00% due 04/15/15	3,750,000	3,835,635
3.88% due 01/15/15	3,350,000	3,363,062
2.75% due 05/15/15	2,700,000	2,724,538
12.00% due 05/15/15	2,350,000	2,469,046
5.63% due 09/15/15	2,250,000	2,334,249
Wells Fargo & Co.
1.50% due 07/01/15	5,555,000	5,596,418
1.25% due 02/13/15	5,463,000	5,473,522
3.63% due 04/15/151	3,512,000	3,555,563
Bank of Nova Scotia
3.40% due 01/22/15	5,323,000	5,345,474
0.75% due 10/09/15	4,385,000	4,398,620
2.05% due 10/07/15	1,880,000	1,906,440
1.85% due 01/12/15	1,075,000	1,076,676
Royal Bank of Canada
0.80% due 10/30/15	3,410,000	3,423,105
0.63% due 12/04/15	2,923,000	2,928,153
2.63% due 12/15/15	2,533,000	2,588,034
1.15% due 03/13/15	2,143,000	2,148,488
American Express Credit Corp.
2.75% due 09/15/151	5,335,000	5,430,907
1.75% due 06/12/15	3,655,000	3,680,698
Credit Suisse USA, Inc.
5.13% due 08/15/15	4,068,000	4,201,093
4.88% due 01/15/15	3,758,000	3,778,079
Bank of New York Mellon Corp.
1.20% due 02/20/15	2,825,000	2,828,322
2.95% due 06/18/15	1,650,000	1,673,755
3.10% due 01/15/15	1,655,000	1,660,422
0.70% due 10/23/15	1,130,000	1,133,380
4.95% due 03/15/15	290,000	293,808
BNP Paribas S.A.
3.25% due 03/11/15	7,119,000	7,174,073
2.98% due 12/22/142	142,000	142,189
Canadian Imperial Bank of Commerce
2.35% due 12/11/15	3,388,000	3,452,064
0.90% due 10/01/15	2,925,000	2,937,513
Barclays Bank plc
3.90% due 04/07/15	3,300,000	3,339,610
2.75% due 02/23/15	2,500,000	2,512,420
Prudential Financial, Inc.
4.75% due 09/17/15	2,825,000	2,923,558
3.88% due 01/14/15	2,533,000	2,543,254
US Bancorp
2.45% due 07/27/15	3,420,000	3,468,875
3.15% due 03/04/15	1,755,000	1,767,948
BBVA US Senior SAU
4.66% due 10/09/15	4,750,000	4,902,646
Capital One Financial Corp.
2.15% due 03/23/15	3,904,000	3,923,411
1.00% due 11/06/15	975,000	977,199
Wells Fargo Bank North America
0.75% due 07/20/15	1,900,000	1,905,670
4.88% due 02/01/15	1,500,000	1,510,908
4.75% due 02/09/15	1,250,000	1,260,081
5.00% due 08/15/15	200,000	206,447
HSBC Finance Corp.
5.00% due 06/30/15	3,490,000	3,576,810
5.25% due 04/15/15	975,000	991,835
MetLife, Inc.
5.00% due 06/15/15	2,344,000	2,399,048
4.37% due 09/15/23	1,950,000	2,113,071

See notes to financial statements.
76 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 54.8% (continued)
HSBC USA, Inc.
2.38% due 02/13/15	$4,485,000	$4,502,998
Royal Bank of Scotland Group plc
2.55% due 09/18/15	4,093,000	4,146,324
Credit Suisse New York
3.50% due 03/23/15	4,050,000	4,089,313
PNC Funding Corp.
3.63% due 02/08/15	1,905,000	1,916,234
5.25% due 11/15/15	1,135,000	1,181,284
4.25% due 09/21/15	948,000	975,738
UBS AG
3.88% due 01/15/15	3,611,000	3,626,130
Berkshire Hathaway Finance Corp.
4.85% due 01/15/15	1,734,000	1,743,339
2.45% due 12/15/15	1,581,000	1,614,669
Royal Bank of Scotland plc
3.95% due 09/21/15	1,666,000	1,706,900
4.88% due 03/16/15	1,600,000	1,618,669
Bank of Montreal
0.80% due 11/06/15	2,990,000	2,998,345
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13% due 10/13/15	2,923,000	2,966,345
BlackRock, Inc.
1.38% due 06/01/15	2,925,000	2,941,497
Berkshire Hathaway, Inc.
3.20% due 02/11/15	2,908,000	2,924,360
Deutsche Bank AG
3.45% due 03/30/151	2,882,000	2,910,385
Deutsche Bank Financial LLC
5.38% due 03/02/15	2,400,000	2,427,878
Nomura Holdings, Inc.
5.00% due 03/04/15	2,301,000	2,325,423
Bear Stearns Companies LLC
5.30% due 10/30/15	2,045,000	2,132,346
National Bank of Canada
1.50% due 06/26/15	2,000,000	2,012,714
Vornado Realty, LP
4.25% due 04/01/15	1,956,000	1,961,440
ACE INA Holdings, Inc.
2.60% due 11/23/15	1,855,000	1,890,035
BB&T Corp.
5.20% due 12/23/15	1,602,000	1,675,275
American International Group, Inc.
5.05% due 10/01/15	1,600,000	1,659,126
Sumitomo Mitsui Banking Corp.
1.35% due 07/18/151	1,600,000	1,607,026
Host Hotels & Resorts, LP
5.88% due 06/15/19	975,000	1,026,311
6.00% due 11/01/20	485,000	516,478
ORIX Corp.
4.71% due 04/27/15	1,513,000	1,536,836
KeyCorp
3.75% due 08/13/15	1,460,000	1,492,018
Ameriprise Financial, Inc.
5.65% due 11/15/15	1,265,000	1,324,082
American Tower Corp.
4.63% due 04/01/15	1,265,000	1,280,801
Aegon N.V.
4.63% due 12/01/15	1,170,000	1,213,787
Jefferies Group LLC
3.88% due 11/09/15	1,020,000	1,045,582
Omega Healthcare Investors, Inc.
6.75% due 10/15/22	975,000	1,040,813
American Express Centurion Bank
0.88% due 11/13/15	1,000,000	1,002,605
Manulife Financial Corp.
3.40% due 09/17/15	975,000	996,698
Santander Holdings USA, Inc.
3.00% due 09/24/15	975,000	988,841
US Bank NA
4.80% due 04/15/15	917,000	931,977
First Horizon National Corp.
5.38% due 12/15/15	865,000	901,626
Transatlantic Holdings, Inc.
5.75% due 12/14/15	850,000	893,178
Regions Financial Corp.
5.75% due 06/15/15	705,000	721,520
Dresdner Bank AG
7.25% due 09/15/15	680,000	706,745
Aon Corp.
3.50% due 09/30/15	685,000	701,331
Fifth Third Bank
4.75% due 02/01/15	500,000	503,490
Metropolitan Life Global Funding I
2.50% due 09/29/15	300,000	305,053
Total Financial		348,910,569
Consumer, Non-cyclical - 14.0%
AbbVie, Inc.
1.20% due 11/06/15	8,517,000	8,549,255
Anheuser-Busch InBev Worldwide, Inc.
4.13% due 01/15/15	3,142,000	3,156,082
0.80% due 07/15/15	3,071,000	3,078,595
3.63% due 04/15/15	1,705,000	1,725,196
Procter & Gamble Co.
4.85% due 12/15/15	2,240,000	2,340,800
1.80% due 11/15/15	2,145,000	2,176,006
3.50% due 02/15/15	1,850,000	1,861,792
3.15% due 09/01/15	975,000	995,956
Pfizer, Inc.
5.35% due 03/15/15	6,214,000	6,297,404

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 14.0% (continued)
PepsiCo, Inc.
0.75% due 03/05/15	$2,595,000	$2,598,653
0.70% due 08/13/15	2,295,000	2,301,394
3.10% due 01/15/15	1,176,000	1,179,734
Merck Sharp & Dohme Corp.
4.00% due 06/30/15	3,315,000	3,386,710
4.75% due 03/01/15	1,752,000	1,771,344
Coca-Cola Co.
1.50% due 11/15/15	3,410,000	3,449,181
0.75% due 03/13/15	1,465,000	1,467,285
Medtronic, Inc.
3.00% due 03/15/15	3,805,000	3,833,431
4.75% due 09/15/15	875,000	905,136
Novartis Capital Corp.
2.90% due 04/24/15	4,385,000	4,429,236
Altria Group, Inc.
4.13% due 09/11/15	3,315,000	3,404,399
Diageo Finance BV
5.30% due 10/28/15	1,651,000	1,720,771
3.25% due 01/15/15	1,080,000	1,083,716
Covidien International Finance S.A.
1.35% due 05/29/15	2,344,000	2,353,256
Genentech, Inc.
4.75% due 07/15/15	2,245,000	2,305,676
Kraft Foods Group, Inc.
1.63% due 06/04/15	2,261,000	2,272,696
Express Scripts Holding Co.
2.10% due 02/12/15	2,149,000	2,154,639
UnitedHealth Group, Inc.
0.85% due 10/15/15	1,855,000	1,862,246
GlaxoSmithKline Capital plc
0.75% due 05/08/15	1,759,000	1,762,418
Cardinal Health, Inc.
4.00% due 06/15/15	1,460,000	1,489,971
General Mills, Inc.
5.20% due 03/17/15	1,215,000	1,231,605
Clorox Co.
5.00% due 01/15/15	1,225,000	1,231,549
Baxter International, Inc.
4.63% due 03/15/15	1,170,000	1,184,390
Anthem, Inc.
1.25% due 09/10/15	1,176,000	1,182,147
Genzyme Corp.
3.63% due 06/15/15	1,075,000	1,093,666
Wm Wrigley Jr Co.
4.65% due 07/15/15	1,020,000	1,045,288
Quest Diagnostics, Inc.
5.45% due 11/01/15	975,000	1,014,809
Kroger Co.
3.90% due 10/01/15	975,000	999,814
Stryker Corp.
3.00% due 01/15/15	975,000	978,023
McKesson Corp.
0.95% due 12/04/15	975,000	977,646
Celgene Corp.
2.45% due 10/15/15	885,000	898,448
Medco Health Solutions, Inc.
2.75% due 09/15/15	825,000	838,132
Life Technologies Corp.
4.40% due 03/01/15	807,000	814,275
Total Consumer, Non-cyclical		89,402,770
Communications - 7.6%
AT&T, Inc.
0.80% due 12/01/15	3,025,000	3,032,251
2.50% due 08/15/15	2,879,000	2,922,476
Telefonica Emisiones SAU
3.73% due 04/27/15	2,600,000	2,630,566
4.95% due 01/15/15	2,045,000	2,054,290
Comcast Corp.
6.50% due 01/15/15	2,538,000	2,555,847
5.85% due 11/15/15	1,365,000	1,433,410
America Movil SAB de CV
5.75% due 01/15/15	2,652,000	2,670,909
3.63% due 03/30/15	750,000	757,710
Verizon Communications, Inc.
0.70% due 11/02/15	3,315,000	3,317,732
Time Warner, Inc.
3.15% due 07/15/15	3,075,000	3,124,083
Amazon.com, Inc.
0.65% due 11/27/15	2,734,000	2,733,519
Viacom, Inc.
1.25% due 02/27/15	2,399,000	2,403,426
British Telecommunications plc
2.00% due 06/22/15	2,300,000	2,317,254
Rogers Communications, Inc.
7.50% due 03/15/15	2,240,000	2,284,213
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
3.55% due 03/15/151	2,193,000	2,211,724
NBCUniversal Media LLC
3.65% due 04/30/15	1,655,000	1,676,247
Telecom Italia Capital S.A.
5.25% due 10/01/15	1,621,000	1,669,630
Discovery Communications LLC
3.70% due 06/01/15	1,572,000	1,595,960
TCI Communications, Inc.
8.75% due 08/01/15	1,460,000	1,540,112
Orange S.A.
2.13% due 09/16/15	1,415,000	1,429,824
eBay, Inc.
1.63% due 10/15/15	1,176,000	1,186,626

See notes to financial statements.
78 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Communications - 7.6% (continued)
Time Warner Cable, Inc.
3.50% due 02/01/15	$1,025,000	$1,029,757
Walt Disney Co.
0.45% due 12/01/15	975,000	976,762
Cox Communications, Inc.
5.50% due 10/01/15	485,000	504,515
Telefonos de Mexico SAB de CV
5.50% due 01/27/15	400,000	403,152
Total Communications		48,461,995
Energy - 6.9%
BP Capital Markets plc
3.13% due 10/01/15	5,555,000	5,675,844
3.88% due 03/10/15	5,308,000	5,358,277
0.70% due 11/06/151	3,410,000	3,415,405
Shell International Finance BV
3.10% due 06/28/15	4,097,000	4,162,073
3.25% due 09/22/15	2,099,000	2,148,175
0.63% due 12/04/15	1,755,000	1,759,010
Total Capital S.A.
3.13% due 10/02/15	3,292,000	3,364,207
3.00% due 06/24/15	2,330,000	2,364,116
Marathon Oil Corp.
0.90% due 11/01/15	2,457,000	2,459,278
TransCanada PipeLines Ltd.
3.40% due 06/01/15	1,540,000	1,561,760
0.88% due 03/02/15	640,000	640,805
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50% due 11/15/20	1,939,000	2,113,510
Transocean, Inc.
4.95% due 11/15/15	1,762,000	1,804,667
Enterprise Products Operating LLC
1.25% due 08/13/15	1,560,000	1,565,193
Phillips 66
1.95% due 03/05/15	1,430,000	1,435,438
Williams Partners, LP
3.80% due 02/15/15	1,405,000	1,413,145
Energy Transfer Partners, LP
5.95% due 02/01/15	1,387,000	1,397,914
EOG Resources, Inc.
2.95% due 06/01/15	875,000	886,313
SESI LLC
6.38% due 05/01/19	390,000	408,525
Total Energy		43,933,655
Consumer, Cyclical - 4.7%
Toyota Motor Credit Corp.
3.20% due 06/17/15	2,950,000	2,996,383
0.88% due 07/17/15	2,734,000	2,743,572
1.00% due 02/17/15	2,535,000	2,538,757
Wal-Mart Stores, Inc.
1.50% due 10/25/15	2,295,000	2,320,655
4.50% due 07/01/15	1,663,000	1,704,143
2.88% due 04/01/151	1,655,000	1,668,904
2.25% due 07/08/15	1,375,000	1,391,915
Costco Wholesale Corp.
0.65% due 12/07/15	2,734,000	2,744,263
McDonald’s Corp.
0.75% due 05/29/15	2,045,000	2,049,614
American Honda Finance Corp.
1.00% due 08/11/15	2,000,000	2,008,964
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75% due 08/15/20	1,651,000	1,766,570
AutoZone, Inc.
5.75% due 01/15/15	1,566,000	1,575,579
Walgreen Co.
1.00% due 03/13/15	1,566,000	1,568,678
CVS Health Corp.
3.25% due 05/18/15	1,365,000	1,382,617
Lowe’s Companies, Inc.
5.00% due 10/15/15	1,070,000	1,112,651
Macy’s Retail Holdings, Inc.
7.88% due 07/15/15	310,000	323,504
Total Consumer, Cyclical		29,896,769
Industrial - 3.7%
John Deere Capital Corp.
0.70% due 09/04/15	1,954,000	1,960,196
2.95% due 03/09/15	1,650,000	1,662,007
0.95% due 06/29/15	975,000	978,744
0.88% due 04/17/15	812,000	813,923
General Electric Co.
0.85% due 10/09/15	4,439,000	4,459,405
Eaton Corp.
0.95% due 11/02/15	2,245,000	2,250,040
Caterpillar Financial Services Corp.
0.70% due 11/06/15	1,265,000	1,268,524
1.10% due 05/29/15	925,000	928,712
United Technologies Corp.
4.88% due 05/01/15	2,057,000	2,095,820
Precision Castparts Corp.
0.70% due 12/20/15	1,463,000	1,465,549
Boeing Co.
3.50% due 02/15/15	1,430,000	1,439,143
Caterpillar, Inc.
0.95% due 06/26/15	1,215,000	1,219,872
Masco Corp.
4.80% due 06/15/15	947,000	965,051

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Industrial - 3.7% (continued)
General Dynamics Corp.
1.38% due 01/15/15	$875,000	$876,201
CSX Corp.
6.25% due 04/01/15	821,000	836,550
Tyco International Finance S.A.
3.38% due 10/15/15	114,000	116,621
Total Industrial		23,336,358
Technology - 3.5%
Hewlett-Packard Co.
2.13% due 09/13/15	3,235,000	3,269,285
2.20% due 12/01/15	1,605,000	1,628,287
2.35% due 03/15/15	1,566,000	1,572,942
International Business Machines Corp.
0.55% due 02/06/15	3,600,000	3,602,556
0.75% due 05/11/15	2,300,000	2,305,364
Microsoft Corp.
1.63% due 09/25/15	3,565,000	3,604,750
Xerox Corp.
4.25% due 02/15/15	2,786,000	2,806,850
Texas Instruments, Inc.
0.45% due 08/03/15	1,645,000	1,646,773
Adobe Systems, Inc.
3.25% due 02/01/15	1,253,000	1,258,602
Seagate HDD Cayman
6.88% due 05/01/20	294,000	311,640
Total Technology		22,007,049
Utilities - 2.2%
Constellation Energy Group, Inc.
4.55% due 06/15/15	2,445,000	2,494,629
NextEra Energy Capital Holdings, Inc.
7.88% due 12/15/15	1,281,000	1,375,074
1.20% due 06/01/15	875,000	877,596
Exelon Corp.
4.90% due 06/15/15	1,910,000	1,950,994
Southern Power Co.
4.88% due 07/15/15	1,405,000	1,442,721
Duke Energy Carolinas LLC
5.30% due 10/01/15	1,243,000	1,292,184
Scottish Power Ltd.
5.38% due 03/15/15	1,265,000	1,280,748
Dominion Resources, Inc.
5.15% due 07/15/15	1,150,000	1,183,144
Entergy Corp.
3.63% due 09/15/15	1,035,000	1,053,777
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	780,000	785,331
TransAlta Corp.
4.75% due 01/15/15	550,000	552,650
Total Utilities		14,288,848
Basic Materials - 1.6%
EI du Pont de Nemours & Co.
3.25% due 01/15/15	2,125,000	2,132,005
Praxair, Inc.
4.63% due 03/30/15	1,787,000	1,811,973
Rio Tinto Finance USA Ltd.
1.88% due 11/02/15	1,305,000	1,318,794
Ecolab, Inc.
1.00% due 08/09/15	1,215,000	1,219,444
Rio Tinto Alcan, Inc.
5.00% due 06/01/15	1,030,000	1,053,079
Rio Tinto Finance USA plc
1.13% due 03/20/15	1,025,000	1,027,188
Freeport-McMoRan, Inc.
1.40% due 02/13/15	975,000	977,143
Potash Corporation of Saskatchewan, Inc.
3.75% due 09/30/15	665,000	682,176
Plum Creek Timberlands, LP
5.88% due 11/15/15	175,000	182,775
Total Basic Materials		10,404,577
Total Corporate Bonds
(Cost $628,940,290)		630,642,590

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.5%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	3,285,750	$3,285,750
Total Securities Lending Fund
(Cost $3,285,750)		3,285,750
Total Investments - 99.5%
(Cost $632,226,040)		$633,928,340
Other Assets & Liabilities, net - 0.5%		2,956,595
Total Net Assets - 100.0%		$636,884,935

†	Value determined based on Level 1 inputs – See Note 4.

††	Value determined based on Level 2 inputs – See Note 4.

1	All or portion of this security is on loan at November 30, 2014 – See Note 2.

2	Variable rate security. Rate indicated is rate effective at November 30, 2014.

3	Securities lending collateral – See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2015.

See notes to financial statements.
80 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Country Diversification
% of
Country	Corporate Bonds
United States	77.1%
Canada	6.8%
United Kingdom	5.4%
Netherlands	2.4%
France	2.3%
Spain	1.5%
Switzerland	1.2%
Japan	0.9%
Luxembourg	0.7%
Mexico	0.6%
Germany	0.6%
Cayman Islands	0.3%
Australia	0.2%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1%
Financial - 48.5%
Bank of America Corp.
6.50% due 08/01/16	$7,290,000	$7,919,251
6.05% due 05/16/16	4,008,000	4,279,995
3.75% due 07/12/16	3,910,000	4,076,109
3.63% due 03/17/16	3,170,000	3,277,181
5.63% due 10/14/16	2,870,000	3,098,742
1.25% due 01/11/16	1,978,000	1,986,401
5.75% due 08/15/16	1,659,000	1,778,382
1.35% due 11/21/16	990,000	992,147
Citigroup, Inc.
3.95% due 06/15/16	3,760,000	3,923,944
1.25% due 01/15/16	3,464,000	3,479,439
1.70% due 07/25/16	2,968,000	2,998,484
5.30% due 01/07/16	2,842,000	2,981,764
1.35% due 03/10/17	2,968,000	2,967,831
5.85% due 08/02/16	2,300,000	2,479,481
1.30% due 11/15/16	2,474,000	2,477,182
1.30% due 04/01/16	1,484,000	1,490,285
JPMorgan Chase & Co.
3.15% due 07/05/16	9,010,000	9,315,195
3.45% due 03/01/16	6,063,000	6,260,896
2.60% due 01/15/16	3,408,000	3,481,807
1.13% due 02/26/16	2,474,000	2,481,761
Goldman Sachs Group, Inc.
3.63% due 02/07/16	9,034,000	9,318,662
5.35% due 01/15/16	6,046,000	6,346,426
5.75% due 10/01/16	4,158,000	4,504,632
Wells Fargo & Co.
3.68% due 06/15/16	6,532,000	6,821,001
1.25% due 07/20/16	3,958,000	3,988,849
2.63% due 12/15/16	3,414,000	3,527,625
5.13% due 09/15/16	2,678,000	2,868,877
General Electric Capital Corp.
2.95% due 05/09/16	3,810,000	3,941,030
3.35% due 10/17/16	2,968,000	3,110,446
1.50% due 07/12/16	2,968,000	3,009,347
1.00% due 01/08/16	2,770,000	2,786,717
5.00% due 01/08/16	2,140,000	2,245,121
5.38% due 10/20/16	1,930,000	2,093,021
Ford Motor Credit Co., LLC
8.00% due 12/15/16	3,350,000	3,783,503
4.21% due 04/15/16	2,951,000	3,071,593
1.70% due 05/09/16	2,250,000	2,268,329
2.50% due 01/15/16	1,750,000	1,780,777
3.98% due 06/15/16	1,700,000	1,770,948
Morgan Stanley
3.80% due 04/29/16	4,400,000	4,566,597
5.75% due 10/18/16	4,050,000	4,386,405
1.75% due 02/25/16	2,870,000	2,900,482
Toronto-Dominion Bank
2.38% due 10/19/16	4,158,000	4,281,946
2.50% due 07/14/16	3,762,000	3,872,437
1.50% due 09/09/16	2,278,000	2,311,630
Royal Bank of Canada
1.13% due 07/22/16	2,968,000	2,990,782
2.88% due 04/19/16	2,374,000	2,447,720
2.30% due 07/20/16	1,930,000	1,978,289
1.45% due 09/09/16	1,484,000	1,500,282
0.85% due 03/08/16	1,484,000	1,489,328
BNP Paribas S.A.
3.60% due 02/23/16	3,760,000	3,886,633
1.38% due 03/17/17	3,464,000	3,470,495
1.25% due 12/12/16	1,484,000	1,490,586
Bank of Nova Scotia
2.90% due 03/29/16	2,524,000	2,599,720
1.10% due 12/13/16	1,978,000	1,987,403
1.38% due 07/15/16	1,486,000	1,500,462
0.95% due 03/15/16	990,000	995,208
American Express Credit Corp.
2.80% due 09/19/16	4,258,000	4,408,779
1.30% due 07/29/16	2,474,000	2,490,098
SunTrust Banks, Inc.
3.60% due 04/15/16	3,318,000	3,445,949
3.50% due 01/20/17	2,678,000	2,810,210
Deutsche Bank AG
3.25% due 01/11/16	5,897,000	6,058,454
Barclays Bank PLC
5.00% due 09/22/16	5,508,000	5,905,925
PNC Bank NA
1.30% due 10/03/16	1,900,000	1,915,880
1.15% due 11/01/16	1,700,000	1,708,367
0.80% due 01/28/16	1,500,000	1,503,705
Nomura Holdings, Inc.
4.13% due 01/19/16	3,045,000	3,148,694
2.00% due 09/13/16	1,932,000	1,958,136
US Bancorp
2.20% due 11/15/16	2,326,000	2,384,692
3.44% due 02/01/16	2,226,000	2,289,677
Union Bank NA
5.95% due 05/11/16	1,950,000	2,085,837
3.00% due 06/06/16	1,600,000	1,647,802
1.50% due 09/26/16	400,000	402,989
Abbey National Treasury Services PLC
4.00% due 04/27/16	3,266,000	3,402,881
1.38% due 03/13/17	692,000	693,975
Bank of New York Mellon Corp.
2.40% due 01/17/17	1,484,000	1,527,487
2.30% due 07/28/16	1,255,000	1,288,501
2.50% due 01/15/16	1,206,000	1,233,123
Capital One Financial Corp.
3.15% due 07/15/16	2,028,000	2,094,488
6.15% due 09/01/16	1,709,000	1,854,010
Branch Banking & Trust Co.
1.00% due 04/03/17	1,581,000	1,575,648
1.05% due 12/01/16	1,000,000	1,001,930
1.45% due 10/03/16	990,000	1,000,341

See notes to financial statements.
82 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 48.5% (continued)
HSBC Finance Corp.
5.50% due 01/19/16	$3,303,000	$3,478,911
State Street Corp.
2.88% due 03/07/16	3,270,000	3,364,650
UBS AG
5.88% due 07/15/16	2,877,000	3,099,973
Bank of America NA
1.13% due 11/14/16	3,000,000	3,002,709
BB&T Corp.
3.20% due 03/15/16	1,978,000	2,036,203
3.95% due 04/29/16	889,000	928,339
Sumitomo Mitsui Banking Corp.
0.90% due 01/18/16	1,800,000	1,802,453
1.45% due 07/19/16	1,000,000	1,008,017
General Motors Financial Co., Inc.
2.75% due 05/15/16	2,664,000	2,698,965
MetLife, Inc.
6.75% due 06/01/16	2,437,000	2,651,793
Royal Bank of Scotland PLC
4.38% due 03/16/16	2,474,000	2,580,258
ORIX Corp.
5.00% due 01/12/16	2,474,000	2,574,692
PNC Funding Corp.
2.70% due 09/19/16	2,278,000	2,347,937
Lloyds TSB Bank PLC
4.88% due 01/21/16	2,198,000	2,299,396
JPMorgan Chase Bank NA
5.88% due 06/13/16	2,100,000	2,253,894
Countrywide Financial Corporation
6.25% due 05/15/16	2,028,000	2,171,168
Svenska Handelsbanken AB
3.13% due 07/12/16	2,025,000	2,103,746
Credit Suisse USA, Inc.
5.38% due 03/02/16	1,978,000	2,090,873
Fifth Third Bank/Ohio
1.15% due 11/18/16	2,000,000	2,008,596
Berkshire Hathaway Finance Corp.
0.95% due 08/15/16	1,978,000	1,991,771
Wachovia Corp.
5.63% due 10/15/16	1,743,000	1,890,235
Simon Property Group, LP
2.80% due 01/30/17	1,657,000	1,714,924
American International Group, Inc.
5.60% due 10/18/16	1,534,000	1,661,199
Fifth Third Bancorp
3.63% due 01/25/16	1,582,000	1,631,733
Bank of Montreal
1.30% due 07/15/16	1,536,000	1,549,474
Berkshire Hathaway, Inc.
2.20% due 08/15/16	1,286,000	1,319,023
Wells Fargo Bank NA
5.75% due 05/16/16	1,000,000	1,071,381
Wachovia Bank NA
5.60% due 03/15/161	1,000,000	1,062,109
KeyBank NA
5.45% due 03/03/16	1,000,000	1,057,807
Vesey Street Investment Trust I
4.40% due 09/01/16	990,000	1,045,677
Comerica Bank
5.75% due 11/21/16	952,000	1,038,709
Air Lease Corp.
4.50% due 01/15/16	990,000	1,017,225
Canadian Imperial Bank of Commerce/Canada
1.35% due 07/18/16	990,000	1,000,813
American Express Co.
5.50% due 09/12/16	890,000	961,005
ERP Operating, LP
5.13% due 03/15/16	890,000	938,472
HCP, Inc.
3.75% due 02/01/16	744,000	768,712
AON Corp.
3.13% due 05/27/16	744,000	766,016
Huntington National Bank
1.30% due 11/20/16	750,000	752,135
Prudential Financial, Inc.
3.00% due 05/12/16	692,000	713,747
Allied World Assurance Company Ltd.
7.50% due 08/01/16	568,000	624,698
Santander Holdings USA, Inc.
4.63% due 04/19/16	494,000	517,825
Total Financial		317,074,427
Consumer, Non-cyclical - 13.0%
Coca-Cola Co.
1.80% due 09/01/16	2,870,000	2,930,525
0.75% due 11/01/16	2,374,000	2,379,719
PepsiCo, Inc.
2.50% due 05/10/16	2,674,000	2,743,897
0.70% due 02/26/16	1,486,000	1,490,225
0.95% due 02/22/17	990,000	991,863
Amgen, Inc.
2.50% due 11/15/16	2,770,000	2,844,716
2.30% due 06/15/16	1,486,000	1,516,739
Procter & Gamble Co.
1.45% due 08/15/16	3,562,000	3,614,465
0.75% due 11/04/16	494,000	495,289
Mondelez International, Inc.
4.13% due 02/09/16	3,897,000	4,046,067
Sanofi
2.63% due 03/29/16	3,662,000	3,767,957
Express Scripts Holding Co.
3.13% due 05/15/16	3,612,000	3,730,185

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 13.0% (continued)
Diageo Capital PLC
5.50% due 09/30/16	$1,484,000	$1,605,069
0.63% due 04/29/16	1,484,000	1,483,050
Merck & Company, Inc.
2.25% due 01/15/16	2,770,000	2,822,095
McKesson Corp.
1.29% due 03/10/17	1,682,000	1,680,871
3.25% due 03/01/16	890,000	915,391
Kellogg Co.
4.45% due 05/30/16	1,286,000	1,353,533
1.88% due 11/17/16	1,188,000	1,212,544
UnitedHealth Group, Inc.
5.38% due 03/15/16	2,374,000	2,522,225
Allergan, Inc.
5.75% due 04/01/16	2,374,000	2,518,812
GlaxoSmithKline Capital, Inc.
0.70% due 03/18/16	2,492,000	2,497,510
Philip Morris International, Inc.
2.50% due 05/16/16	2,374,000	2,436,770
Anheuser-Busch InBev Finance, Inc.
0.80% due 01/15/16	2,374,000	2,381,974
Tyson Foods, Inc.
6.60% due 04/01/16	2,023,000	2,173,900
Baxter International, Inc.
5.90% due 09/01/16	1,088,000	1,180,283
0.95% due 06/01/16	990,000	992,085
Wyeth, LLC
5.50% due 02/15/16	1,945,000	2,061,846
Western Union Co.
5.93% due 10/01/16	1,880,000	2,037,108
Gilead Sciences, Inc.
3.05% due 12/01/16	1,682,000	1,749,990
Johnson & Johnson
2.15% due 05/15/16	1,682,000	1,722,711
Bottling Group, LLC
5.50% due 04/01/16	1,582,000	1,685,379
ConAgra Foods, Inc.
1.30% due 01/25/16	1,486,000	1,492,191
Merck & Co., Inc.
0.70% due 05/18/16	1,486,000	1,490,639
Boston Scientific Corp.
6.40% due 06/15/16	1,286,000	1,387,230
Cigna Corp.
2.75% due 11/15/16	1,290,000	1,332,393
Lorillard Tobacco Co.
3.50% due 08/04/16	1,286,000	1,330,869
Stryker Corp.
2.00% due 09/30/16	1,286,000	1,313,474
Dr Pepper Snapple Group, Inc.
2.90% due 01/15/16	1,070,000	1,095,916
Medtronic, Inc.
2.63% due 03/15/16	1,050,000	1,075,187
Unilever Capital Corp.
2.75% due 02/10/16	1,000,000	1,027,230
Anheuser-Busch InBev Worldwide, Inc.
2.88% due 02/15/16	990,000	1,016,367
St Jude Medical, Inc.
2.50% due 01/15/16	990,000	1,008,636
Becton Dickinson and Co.
1.75% due 11/08/16	990,000	1,000,017
Ventas Realty, LP
1.55% due 09/26/16	990,000	998,011
Mylan, Inc.
1.35% due 11/29/16	990,000	989,653
Bunge Ltd. Finance Corp.
4.10% due 03/15/16	792,000	821,275
Beam, Inc.
5.38% due 01/15/16	43,000	45,135
Total Consumer, Non-cyclical		85,009,016
Communications - 12.2%
Cisco Systems, Inc.
5.50% due 02/22/16	6,517,000	6,912,354
1.10% due 03/03/17	5,446,000	5,468,160
Verizon Communications, Inc.
2.50% due 09/15/16	8,308,000	8,544,812
2.00% due 11/01/16	2,628,000	2,678,723
AT&T, Inc.
2.95% due 05/15/16	3,562,000	3,668,361
2.40% due 08/15/16	3,562,000	3,648,906
0.90% due 02/12/16	2,374,000	2,372,649
Telefonica Emisiones SAU
3.99% due 02/16/16	3,765,000	3,900,318
6.42% due 06/20/161	2,970,000	3,209,228
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
3.50% due 03/01/16	2,880,000	2,971,949
3.13% due 02/15/16	2,850,000	2,927,295
America Movil SAB de CV
2.38% due 09/08/16	4,400,000	4,499,044
Comcast Corp.
4.95% due 06/15/16	2,137,000	2,272,627
5.90% due 03/15/16	1,780,000	1,898,550
Walt Disney Co.
1.35% due 08/16/16	1,782,000	1,805,275
5.63% due 09/15/16	1,436,000	1,563,444
Embarq Corp.
7.08% due 06/01/16	2,474,000	2,670,883
Omnicom Group, Inc.
5.90% due 04/15/16	2,360,000	2,513,605
Time Warner, Inc.
5.88% due 11/15/16	2,178,000	2,375,734

See notes to financial statements.
84 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Communications - 12.2% (continued)
Deutsche Telekom International Finance BV
5.75% due 03/23/16	$2,179,000	$2,315,192
Orange SA
2.75% due 09/14/16	2,128,000	2,188,467
Viacom, Inc.
6.25% due 04/30/16	1,973,000	2,118,402
NBCUniversal Media, LLC
2.88% due 04/01/16	1,978,000	2,035,336
Google, Inc.
2.13% due 05/19/16	1,752,000	1,794,999
British Telecommunications PLC
1.63% due 06/28/16	1,150,000	1,161,738
Thomson Reuters Corp.
0.88% due 05/23/16	1,040,000	1,039,214
Scripps Networks Interactive, Inc.
2.70% due 12/15/16	990,000	1,023,628
Total Communications		79,578,893
Energy - 6.3%
BP Capital Markets PLC
3.20% due 03/11/16	3,562,000	3,670,520
2.25% due 11/01/16	1,880,000	1,927,436
Anadarko Petroleum Corp.
5.95% due 09/15/16	3,874,000	4,186,294
Ensco plc
3.25% due 03/15/16	3,282,000	3,374,707
Total Capital International SA
0.75% due 01/25/16	1,978,000	1,983,228
1.00% due 08/12/16	990,000	994,351
Occidental Petroleum Corp.
4.13% due 06/01/16	1,662,000	1,737,634
2.50% due 02/01/16	1,140,000	1,163,242
ConocoPhillips Canada Funding Co. I
5.63% due 10/15/16	2,636,000	2,877,458
Transocean, Inc.
5.05% due 12/15/16	2,078,000	2,141,713
Shell International Finance
0.90% due 11/15/16	1,880,000	1,891,357
Total Capital SA
2.30% due 03/15/16	1,732,000	1,770,636
Freeport-McMoRan Oil & Gas LLC/ FCX Oil & Gas Inc.
6.63% due 05/01/21	1,286,000	1,409,778
6.13% due 06/15/19	259,000	282,958
Enterprise Products Operating LLC
3.20% due 02/01/16	1,582,000	1,626,380
SESI LLC
7.13% due 12/15/21	1,386,000	1,531,530
Marathon Petroleum Corp.
3.50% due 03/01/16	1,436,000	1,477,325
Chevron Corp.
0.89% due 06/24/16	1,386,000	1,394,187
TransCanada PipeLines Ltd.
0.75% due 01/15/16	1,188,000	1,188,290
ONEOK Partners, LP
3.25% due 02/01/16	1,090,000	1,117,810
Kinder Morgan Energy Partners, LP
3.50% due 03/01/16	990,000	1,018,055
Halliburton Co.
1.00% due 08/01/16	990,000	993,048
Petrobras Global Finance BV
2.00% due 05/20/16	990,000	973,477
Statoil ASA
1.80% due 11/23/16	494,000	503,667
Total Energy		41,235,081
Industrial - 5.5%
John Deere Capital Corp.
1.85% due 09/15/16	1,286,000	1,311,285
2.25% due 06/07/16	1,153,000	1,182,316
1.05% due 10/11/16	990,000	997,236
1.05% due 12/15/16	990,000	994,822
0.75% due 01/22/16	990,000	993,159
Caterpillar Financial Services Corp.
2.05% due 08/01/16	2,474,000	2,529,138
1.00% due 11/25/16	1,534,000	1,540,973
1.00% due 03/03/17	1,386,000	1,385,634
Thermo Fisher Scientific, Inc.
3.20% due 03/01/16	2,391,000	2,459,545
2.25% due 08/15/16	2,038,000	2,080,215
CRH America, Inc.
6.00% due 09/30/16	2,728,000	2,959,583
Masco Corporation
6.13% due 10/03/16	2,121,000	2,272,121
3M Co.
1.38% due 09/29/16	2,178,000	2,208,623
Illinois Tool Works, Inc.
0.90% due 02/25/171	1,978,000	1,979,203
Waste Management, Inc.
2.60% due 09/01/16	1,474,000	1,515,707
Xylem, Inc.
3.55% due 09/20/16	1,261,000	1,316,663
General Dynamics Corp.
2.25% due 07/15/16	1,188,000	1,220,400
Norfolk Southern Corp.
5.75% due 01/15/16	1,090,000	1,150,471
L-3 Communications Corp.
3.95% due 11/15/16	1,040,000	1,092,830
Caterpillar, Inc.
5.70% due 08/15/16	990,000	1,074,854
Lockheed Martin Corp.
2.13% due 09/15/16	990,000	1,013,136
Danaher Corp.
2.30% due 06/23/16	945,000	970,460

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Industrial - 5.5% (continued)
Boeing Co.
3.75% due 11/20/16	$890,000	$942,529
Boeing Capital Corp.
2.13% due 08/15/16	900,000	921,784
Owens Corning, Inc.
6.50% due 12/01/16	12,000	13,164
Total Industrial		36,125,851
Technology - 5.3%
International Business Machines Corp.
1.95% due 07/22/16	4,900,000	5,008,501
2.00% due 01/05/16	2,400,000	2,441,599
0.45% due 05/06/16	1,600,000	1,601,069
Hewlett-Packard Co.
2.65% due 06/01/16	2,414,000	2,470,109
3.00% due 09/15/16	2,374,000	2,447,103
3.30% due 12/09/16	1,978,000	2,055,164
Oracle Corp.
5.25% due 01/15/16	4,593,000	4,839,442
Apple, Inc.
0.45% due 05/03/16	3,266,000	3,267,476
Intel Corp.
1.95% due 10/01/161	3,070,000	3,136,855
Texas Instruments, Inc.
2.38% due 05/16/16	1,978,000	2,031,966
Microsoft Corp.
2.50% due 02/08/16	1,962,000	2,010,991
Xerox Corp.
6.40% due 03/15/16	1,630,000	1,743,496
Fiserv, Inc.
3.13% due 06/15/16	1,366,000	1,411,053
Pitney Bowes, Inc.
4.75% due 01/15/16	296,000	307,490
Total Technology		34,772,314
Consumer, Cyclical - 5.2%
Toyota Motor Credit Corp.
2.00% due 09/15/16	3,711,000	3,794,805
0.80% due 05/17/16	2,028,000	2,037,757
2.80% due 01/11/16	1,638,000	1,680,403
Home Depot, Inc.
5.40% due 03/01/16	5,886,000	6,239,278
Wal-Mart Stores, Inc.
0.60% due 04/11/16	2,574,000	2,579,805
2.80% due 04/15/16	1,978,000	2,039,660
American Honda Finance Corp.
1.13% due 10/07/16	2,278,000	2,297,889
Johnson Controls, Inc.
5.50% due 01/15/16	1,732,000	1,824,338
Target Corp.
5.88% due 07/15/16	1,630,000	1,762,512
CVS Caremark Corp.
1.20% due 12/05/16	1,682,000	1,686,062
Macy’s Retail Holdings, Inc.
5.90% due 12/01/16	1,435,000	1,568,033
Mohawk Industries, Inc.
6.13% due 01/15/16	1,482,000	1,558,815
Lowe’s Cos., Inc.
5.40% due 10/15/16	1,386,000	1,499,886
Delphi Corp.
6.13% due 05/15/21	1,140,000	1,242,600
Carnival Corp.
1.20% due 02/05/16	1,188,000	1,188,990
PACCAR Financial Corp.
1.15% due 08/16/16	990,000	999,918
Wyndham Worldwide Corp.
6.00% due 12/01/16	5,000	5,427
Total Consumer, Cyclical		34,006,178
Basic Materials - 2.0%
EI du Pont de Nemours & Co.
5.25% due 12/15/16	1,804,000	1,962,599
1.95% due 01/15/16	990,000	1,005,540
2.75% due 04/01/16	792,000	814,931
Ecolab, Inc.
3.00% due 12/08/16	2,278,000	2,362,213
Rio Tinto Finance USA Ltd.
2.25% due 09/20/161	1,188,000	1,214,207
2.50% due 05/20/16	1,090,000	1,114,053
Rio Tinto Finance USA PLC
1.38% due 06/17/16	1,682,000	1,694,750
Barrick Gold Corp.
2.90% due 05/30/16	1,451,000	1,478,306
Dow Chemical Co.
2.50% due 02/15/16	1,436,000	1,466,775
Total Basic Materials		13,113,374
Utilities - 1.1%
National Grid PLC
6.30% due 08/01/16	1,643,000	1,788,535
Sempra Energy
6.50% due 06/01/16	1,486,000	1,608,836
Duke Energy Corp.
2.15% due 11/15/16	1,486,000	1,519,846
Entergy Corp.
4.70% due 01/15/17	1,286,000	1,369,467
Southern Co.
1.95% due 09/01/16	1,194,000	1,215,896
Total Utilities		7,502,580
Total Corporate Bonds
(Cost $643,802,084)		648,417,714

See notes to financial statements.
86 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.2%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	1,479,110	$1,479,110
Total Securities Lending Fund
(Cost $1,479,110)		1,479,110
Total Investments - 99.3%
(Cost $645,281,194)		$649,896,824
Other Assets & Liabilities, net - 0.7%		4,499,065
Total Net Assets - 100.0%		$654,395,889

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	All or portion of this security is on loan at November 30, 2014 - See Note 2.

2	Securities lending collateral - See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.

% of
Country Breakdown	Corporate Bonds
United States	79.4%
Canada	5.7%
United Kingdom	4.9%
France	3.0%
Japan	1.6%
Spain	1.1%
Germany	0.9%
Netherlands	0.8%
Mexico	0.7%
Switzerland	0.5%
Australia	0.4%
Cayman Islands	0.3%
Sweden	0.3%
Panama	0.2%
Bermuda	0.1%
Norway	0.1%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9%
Financial - 47.8%
Morgan Stanley
5.95% due 12/28/17	$5,000,000	$5,617,290
5.45% due 01/09/17	4,997,000	5,420,016
4.75% due 03/22/17	4,600,000	4,942,769
5.55% due 04/27/17	3,700,000	4,051,219
6.25% due 08/28/17	3,000,000	3,367,332
General Electric Capital Corp.
5.63% due 09/15/17	6,892,000	7,703,085
2.30% due 04/27/17	3,850,000	3,965,850
2.90% due 01/09/17	3,300,000	3,435,762
5.40% due 02/15/17	3,076,000	3,369,214
1.60% due 11/20/17	2,500,000	2,527,035
2.45% due 03/15/17	1,500,000	1,549,751
Citigroup, Inc.
6.13% due 11/21/17	8,988,000	10,127,616
4.45% due 01/10/17	5,200,000	5,532,218
5.50% due 02/15/17	3,048,000	3,306,836
6.00% due 08/15/17	2,519,000	2,811,219
Bank of America Corp.
5.75% due 12/01/17	7,945,000	8,849,150
6.00% due 09/01/17	4,670,000	5,205,112
3.88% due 03/22/17	2,800,000	2,954,669
5.42% due 03/15/17	1,000,000	1,082,010
JPMorgan Chase & Co.
2.00% due 08/15/17	6,596,000	6,695,652
1.35% due 02/15/17	6,500,000	6,520,755
6.13% due 06/27/17	1,900,000	2,115,468
Goldman Sachs Group, Inc.
6.25% due 09/01/17	6,946,000	7,782,291
5.63% due 01/15/17	5,458,000	5,905,027
Wells Fargo & Co.
5.63% due 12/11/17	7,716,000	8,645,014
2.10% due 05/08/17	2,700,000	2,762,783
1.15% due 06/02/17	1,000,000	1,000,558
Royal Bank of Canada
1.20% due 09/19/17	5,300,000	5,293,163
1.25% due 06/16/17	3,400,000	3,402,343
1.20% due 01/23/17	3,150,000	3,161,179
Ford Motor Credit Co., LLC
3.00% due 06/12/17	3,500,000	3,610,464
6.63% due 08/15/17	2,750,000	3,094,394
4.25% due 02/03/17	2,250,000	2,377,064
1.50% due 01/17/17	1,750,000	1,746,815
Deutsche Bank AG
6.00% due 09/01/17	6,516,000	7,287,801
1.40% due 02/13/17	3,505,000	3,507,450
Bank of Nova Scotia
2.55% due 01/12/17	3,800,000	3,922,371
1.25% due 04/11/17	3,000,000	3,007,131
1.38% due 12/18/17	2,000,000	1,992,750
Merrill Lynch & Co., Inc.
6.40% due 08/28/17	6,517,000	7,333,554
5.70% due 05/02/17	1,400,000	1,524,660
Bank of Montreal
2.50% due 01/11/17	3,720,000	3,832,229
1.30% due 07/14/17	3,000,000	3,007,125
1.40% due 09/11/17	1,700,000	1,711,681
Bank of America North America
5.30% due 03/15/17	3,800,000	4,115,940
1.25% due 02/14/17	3,000,000	3,004,704
6.10% due 06/15/17	750,000	831,929
JPMorgan Chase Bank NA
6.00% due 10/01/17	5,750,000	6,447,067
6.00% due 07/05/17	959,000	1,066,292
Bear Stearns Cos., LLC
6.40% due 10/02/17	6,369,000	7,204,498
UBS AG
5.88% due 12/20/17	5,933,000	6,679,205
Intesa Sanpaolo SpA
2.38% due 01/13/17	6,300,000	6,386,808
Wachovia Corp.
5.75% due 06/15/17	5,359,000	5,966,802
American Express Credit Corp.
2.38% due 03/24/17	4,800,000	4,932,163
1.13% due 06/05/17	1,000,000	998,467
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38% due 01/19/17	5,100,000	5,354,633
Sumitomo Mitsui Banking Corp.
1.30% due 01/10/17	2,500,000	2,506,345
1.80% due 07/18/17	2,300,000	2,319,621
BNP Paribas SA
2.38% due 09/14/17	3,750,000	3,836,179
Credit Suisse/New York, NY
1.38% due 05/26/17	3,800,000	3,807,204
US Bank North America/Cincinnati OH
1.10% due 01/30/17	3,500,000	3,510,951
Murray Street Investment Trust I
4.65% due 03/09/17	3,150,000	3,363,088
US Bancorp
1.65% due 05/15/17	3,300,000	3,344,438
American Express Co.
6.15% due 08/28/17	2,848,000	3,203,829
Toronto-Dominion Bank
1.13% due 05/02/17	3,000,000	3,000,759
BB&T Corp.
2.15% due 03/22/17	1,500,000	1,531,203
1.60% due 08/15/17	1,450,000	1,457,143
American International Group, Inc.
5.45% due 05/18/17	2,500,000	2,747,180
Svenska Handelsbanken AB
2.88% due 04/04/17	2,600,000	2,706,995
Berkshire Hathaway Finance Corp.
1.60% due 05/15/17	2,500,000	2,532,115

See notes to financial statements.
88 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 47.8% (continued)
PNC Bank NA
4.88% due 09/21/17	$2,014,000	$2,196,911
5.25% due 01/15/17	300,000	325,201
Royal Bank of Scotland Group plc
1.88% due 03/31/17	2,500,000	2,512,913
National Bank of Canada
1.45% due 11/07/17	2,500,000	2,489,500
Ford Motor Credit Co. LLC
1.72% due 12/06/17	2,450,000	2,437,640
PNC Bank North America
1.13% due 01/27/17	2,300,000	2,307,882
American Express Centurion Bank
6.00% due 09/13/17	2,000,000	2,246,400
Air Lease Corp.
5.63% due 04/01/17	2,000,000	2,155,000
General Motors Financial Co., Inc.
4.75% due 08/15/17	2,000,000	2,122,000
MetLife, Inc.
1.76% due 12/15/17	2,000,000	2,020,672
BPCE S.A.
1.63% due 02/10/17	2,000,000	2,014,420
Bear Stearns Companies, Inc.
5.55% due 01/22/17	1,850,000	2,013,455
Wachovia Bank NA
6.00% due 11/15/17	1,770,000	2,006,277
Capital One Bank USA North America
1.20% due 02/13/17	2,000,000	1,995,794
American Express Bank FSB
6.00% due 09/13/17	1,750,000	1,964,835
NYSE Euronext
2.00% due 10/05/17	1,900,000	1,934,415
SunTrust Bank/Atlanta GA
1.35% due 02/15/17	1,900,000	1,906,585
ERP Operating, LP
5.75% due 06/15/17	1,675,000	1,859,387
Berkshire Hathaway, Inc.
1.90% due 01/31/17	1,800,000	1,838,097
General Elec Capital Corp.
1.25% due 05/15/17	1,800,000	1,809,515
General Motors Financial Company, Inc.
2.63% due 07/10/17	1,750,000	1,771,033
ACE INA Holdings, Inc.
5.70% due 02/15/17	1,600,000	1,759,982
Capital One Financial Corp.
6.75% due 09/15/17	1,427,000	1,625,090
Prudential Financial, Inc.
6.00% due 12/01/17	1,420,000	1,599,646
National Rural Utilities Cooperative Finance Corp.
5.45% due 04/10/17	1,400,000	1,539,677
PNC Funding Corp.
5.63% due 02/01/17	1,400,000	1,522,562
Aflac, Inc.
2.65% due 02/15/17	1,450,000	1,499,114
BlackRock, Inc.
6.25% due 09/15/17	1,100,000	1,246,326
Simon Property Group, LP
2.15% due 09/15/17	1,100,000	1,126,073
HCP, Inc.
6.00% due 01/30/17	1,020,000	1,122,384
HSBC Bank USA NA
6.00% due 08/09/17	1,000,000	1,116,501
Manufacturers & Traders Trust Co.
1.25% due 01/30/17	1,100,000	1,103,495
Fifth Third Bank/Ohio
1.35% due 06/01/17	1,000,000	1,002,672
Bank of New York Mellon Corp.
1.97% due 06/20/17	900,000	917,826
American Tower Corp.
7.00% due 10/15/17	800,000	906,390
Fifth Third Bancorp
5.45% due 01/15/17	800,000	864,754
Lloyds TSB Bank PLC
4.20% due 03/28/171	600,000	640,085
Comerica Bank
5.20% due 08/22/17	500,000	547,739
Union Bank NA
2.13% due 06/16/17	500,000	508,407
ORIX Corp.
3.75% due 03/09/17	325,000	341,085
SunTrust Banks, Inc.
6.00% due 09/11/17	300,000	336,626
Hartford Financial Services Group, Inc.
5.38% due 03/15/17	300,000	326,541
Eaton Vance Corp.
6.50% due 10/02/17	100,000	113,222
Total Financial		343,607,562
Consumer, Non-cyclical - 14.0%
AbbVie, Inc.
1.75% due 11/06/17	8,600,000	8,652,091
Amgen, Inc.
2.13% due 05/15/17	4,300,000	4,372,490
5.85% due 06/01/17	1,536,000	1,702,691
1.25% due 05/22/17	500,000	498,882
Diageo Capital PLC
5.75% due 10/23/17	3,207,000	3,600,344
1.50% due 05/11/17	1,697,000	1,709,979
GlaxoSmithKline Capital PLC
1.50% due 05/08/17	5,100,000	5,156,483
Anheuser-Busch InBev Worldwide, Inc.
1.38% due 07/15/17	4,700,000	4,715,388

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical - 14.0% (continued)
AstraZeneca plc
5.90% due 09/15/17	$3,982,000	$4,487,184
Express Scripts Holding Co.
2.65% due 02/15/17	3,500,000	3,604,251
Coca-Cola Co.
5.35% due 11/15/17	3,070,000	3,441,274
Covidien International Finance SA
6.00% due 10/15/17	2,738,000	3,088,385
Philip Morris International, Inc.
1.13% due 08/21/17	1,750,000	1,741,969
1.63% due 03/20/17	900,000	910,638
Johnson & Johnson
5.55% due 08/15/17	2,346,000	2,631,130
Actavis, Inc.
1.88% due 10/01/17	2,625,000	2,617,624
Merck & Co., Inc.
6.00% due 09/15/17	2,300,000	2,604,000
ELI Lilly & Co.
5.20% due 03/15/17	2,370,000	2,595,965
Anheuser-Busch InBev Finance, Inc.
1.13% due 01/27/17	2,500,000	2,515,105
Mondelez International, Inc.
6.50% due 08/11/17	2,199,000	2,479,574
General Mills, Inc.
5.70% due 02/15/17	2,150,000	2,364,976
Pfizer, Inc.
0.90% due 01/15/17	1,400,000	1,401,543
1.10% due 05/15/171	900,000	902,317
Kraft Foods Group, Inc.
2.25% due 06/05/17	2,251,000	2,296,979
Kimberly-Clark Corp.
6.13% due 08/01/17	1,964,000	2,218,913
PepsiCo, Inc.
1.25% due 08/13/171	2,100,000	2,104,307
Aetna, Inc.
1.50% due 11/15/17	2,000,000	1,995,555
Bristol-Myers Squibb Co.
0.88% due 08/01/17	1,800,000	1,789,295
Lorillard Tobacco Co.
2.30% due 08/21/17	1,750,000	1,771,339
Reynolds American, Inc.
6.75% due 06/15/17	1,470,000	1,653,402
ADT Corp.
2.25% due 07/15/17	1,675,000	1,619,516
Lender Processing Services Incorporated / Black Knight
Lending Solutions Inc
5.75% due 04/15/23	1,500,000	1,603,350
Hospira, Inc.
6.05% due 03/30/17	1,300,000	1,419,068
Bunge Ltd. Finance Corp.
3.20% due 06/15/17	1,200,000	1,245,737
Unilever Capital Corp.
0.85% due 08/02/17	1,250,000	1,241,578
Kroger Co.
6.40% due 08/15/17	1,070,000	1,204,634
WellPoint, Inc.
5.88% due 06/15/17	1,070,000	1,184,881
McKesson Corp.
5.70% due 03/01/17	1,070,000	1,171,354
UnitedHealth Group, Inc.
1.40% due 10/15/17	1,100,000	1,106,261
Wyeth, LLC
5.45% due 04/01/17	1,000,000	1,101,944
Western Union Co.
2.88% due 12/10/17	1,000,000	1,025,592
Baxter International, Inc.
1.85% due 01/15/17	1,000,000	1,016,862
Celgene Corp.
1.90% due 08/15/17	1,000,000	1,011,476
AmerisourceBergen Corp.
1.15% due 05/15/17	1,000,000	996,206
ConAgra Foods, Inc.
5.82% due 06/15/17	846,000	936,721
Laboratory Corp. of America Holdings
2.20% due 08/23/17	830,000	842,769
Safeway, Inc.
6.35% due 08/15/17	170,000	182,551
Total Consumer, Non-cyclical		100,534,573
Energy - 8.9%
BP Capital Markets PLC
1.85% due 05/05/17	3,900,000	3,959,272
1.38% due 11/06/17	3,300,000	3,288,483
Total Capital International SA
1.55% due 06/28/17	3,700,000	3,734,791
1.50% due 02/17/17	2,300,000	2,325,654
1.00% due 01/10/17	500,000	500,339
Anadarko Petroleum Corp.
6.38% due 09/15/17	4,492,000	5,047,670
Chevron Corp.
1.10% due 12/05/17	4,600,000	4,584,664
Shell International Finance BV
5.20% due 03/22/17	1,800,000	1,971,983
1.13% due 08/21/17	1,950,000	1,954,563
Phillips 66
2.95% due 05/01/17	3,100,000	3,210,717
Canadian Natural Resources Ltd.
5.70% due 05/15/17	2,508,000	2,764,440
Occidental Petroleum Corp.
1.75% due 02/15/17	2,700,000	2,738,483
Enterprise Products Operating LLC
6.30% due 09/15/17	2,357,000	2,665,623

See notes to financial statements.
90 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Energy - 8.9% (continued)
ConocoPhillips Co.
1.05% due 12/15/17	$2,600,000	$2,572,505
CNOOC Nexen Finance 2014 ULC
1.63% due 04/30/17	2,400,000	2,400,662
Valero Energy Corp.
6.13% due 06/15/17	1,732,000	1,920,447
Encana Corp.
5.90% due 12/01/17	1,580,000	1,770,494
Marathon Oil Corp.
6.00% due 10/01/17	1,537,000	1,723,249
Transocean, Inc.
2.50% due 10/15/17	1,550,000	1,501,249
Kinder Morgan Energy Partners LP
6.00% due 02/01/17	1,361,000	1,485,013
EOG Resources, Inc.
5.88% due 09/15/17	1,313,000	1,467,180
Murphy Oil Corp.
2.50% due 12/01/17	1,400,000	1,418,521
Plains Exploration & Production Co.
6.75% due 02/01/22	1,170,000	1,308,938
Williams Partners, LP
7.25% due 02/01/17	1,135,000	1,269,816
Statoil ASA
3.13% due 08/17/17	1,170,000	1,229,534
Weatherford International, Inc.
6.35% due 06/15/17	1,070,000	1,176,951
Apache Corp.
5.63% due 01/15/17	965,000	1,049,252
Exxon Mobil Corp.
0.92% due 03/15/17	1,000,000	1,001,601
DCP Midstream Operating, LP
2.50% due 12/01/17	900,000	919,883
National Oilwell Varco, Inc.
1.35% due 12/01/17	800,000	794,067
Total Energy		63,756,044
Communications - 8.5%
AT&T, Inc.
1.70% due 06/01/17	3,500,000	3,534,486
1.40% due 12/01/17	3,400,000	3,385,903
1.60% due 02/15/17	2,370,000	2,391,939
Walt Disney Co.
1.13% due 02/15/17	2,900,000	2,914,979
1.10% due 12/01/17	2,700,000	2,693,876
Time Warner Cable, Inc.
5.85% due 05/01/17	4,658,000	5,126,968
Comcast Corp.
6.50% due 01/15/17	2,200,000	2,450,439
6.30% due 11/15/17	2,069,000	2,360,168
Vodafone Group PLC
1.25% due 09/26/17	2,738,000	2,708,566
1.63% due 03/20/17	1,900,000	1,908,662
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
2.40% due 03/15/17	3,150,000	3,223,568
Verizon Communication, Inc.
1.35% due 06/09/17	3,000,000	3,003,441
Vodafone Group plc
5.63% due 02/27/17	2,681,000	2,929,376
Viacom, Inc.
3.50% due 04/01/17	2,100,000	2,200,758
6.13% due 10/05/17	600,000	674,556
Amazon.com, Inc.
1.20% due 11/29/17	2,300,000	2,287,430
eBay, Inc.
1.35% due 07/15/17	2,000,000	1,992,714
Telefonica Emisiones SAU
6.22% due 07/03/17	1,700,000	1,892,855
Nippon Telegraph & Telephone Corp.
1.40% due 07/18/17	1,700,000	1,706,678
Cisco Systems, Inc.
3.15% due 03/14/17	1,500,000	1,576,445
Time Warner Cos., Inc.
7.25% due 10/15/17	1,200,000	1,388,564
Symantec Corp.
2.75% due 06/15/17	1,350,000	1,374,835
British Telecommunications plc
1.25% due 02/14/17	1,300,000	1,300,351
America Movil SAB de CV
5.63% due 11/15/17	1,154,000	1,295,330
Qwest Corp.
6.50% due 06/01/17	1,100,000	1,214,979
Thomson Reuters Corp.
1.30% due 02/23/17	1,000,000	1,000,272
Verizon Communications, Inc.
1.10% due 11/01/17	900,000	892,391
Comcast Cable Communications, LLC
8.88% due 05/01/17	712,000	841,524
CC Holdings GS V, LLC / Crown Castle GS III Corp.
2.38% due 12/15/17	800,000	812,299
Total Communications		61,084,352
Technology - 5.5%
International Business Machines Corp.
5.70% due 09/14/17	7,071,000	7,939,014
1.25% due 02/06/17	1,800,000	1,813,639
Intel Corp.
1.35% due 12/15/17	6,400,000	6,399,558
Oracle Corp.
1.20% due 10/15/17	5,550,000	5,555,084
Hewlett-Packard Co.
2.60% due 09/15/17	3,500,000	3,582,610
5.40% due 03/01/17	1,280,000	1,391,305
Apple, Inc.
1.05% due 05/05/171	2,900,000	2,915,269

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Technology - 5.5% (continued)
Xerox Corp.
2.95% due 03/15/17	$1,200,000	$1,241,165
6.75% due 02/01/17	800,000	889,010
NetApp, Inc.
2.00% due 12/15/17	1,300,000	1,309,662
Intuit, Inc.
5.75% due 03/15/17	1,140,000	1,252,593
Fiserv, Inc.
6.80% due 11/20/17	970,000	1,108,536
Microsoft Corp.
0.88% due 11/15/17	1,050,000	1,042,788
Altera Corp.
1.75% due 05/15/17	995,000	999,350
Fidelity National Information Services, Inc.
5.00% due 03/15/22	900,000	952,295
Pitney Bowes, Inc.
5.75% due 09/15/17	770,000	850,166
Total Technology		39,242,044
Industrial - 5.4%
General Electric Co.
5.25% due 12/06/17	9,309,000	10,335,363
United Technologies Corp.
1.80% due 06/01/17	3,200,000	3,259,946
5.38% due 12/15/17	2,121,000	2,380,799
John Deere Capital Corp.
1.20% due 10/10/17	1,500,000	1,503,049
1.40% due 03/15/17	1,450,000	1,462,815
2.00% due 01/13/17	1,000,000	1,021,525
2.80% due 09/18/17	800,000	837,455
Caterpillar Financial Services Corp.
1.25% due 11/06/171	1,400,000	1,405,128
1.63% due 06/01/17	1,300,000	1,317,156
Eaton Corp.
1.50% due 11/02/17	2,300,000	2,303,438
Thermo Fisher Scientific, Inc.
1.30% due 02/01/17	1,900,000	1,899,495
General Dynamics Corp.
1.00% due 11/15/17	1,860,000	1,848,321
Burlington Northern Santa Fe Corp.
5.65% due 05/01/17	1,630,000	1,800,734
Tyco Electronics Group SA
6.55% due 10/01/17	1,434,000	1,629,562
3M Co.
1.00% due 06/26/17	1,600,000	1,601,138
Caterpillar, Inc.
1.50% due 06/26/17	1,550,000	1,563,378
Norfolk Southern Corp.
7.70% due 05/15/17	1,000,000	1,153,573
ABB Finance USA, Inc.
1.63% due 05/08/17	960,000	967,616
Agilent Technologies, Inc.
6.50% due 11/01/17	216,000	241,869
Total Industrial		38,532,360
Consumer, Cyclical - 5.2%
Toyota Motor Credit Corp.
1.25% due 10/05/171	4,300,000	4,306,059
1.75% due 05/22/17	2,560,000	2,599,967
2.05% due 01/12/17	2,060,000	2,110,783
1.13% due 05/16/17	1,000,000	1,000,982
Costco Wholesale Corp.
1.13% due 12/15/17	2,750,000	2,743,276
5.50% due 03/15/17	1,877,000	2,069,995
CVS Caremark Corp.
5.75% due 06/01/17	3,495,000	3,874,846
Wal-Mart Stores, Inc.
5.38% due 04/05/17	2,726,000	3,006,181
Walgreen Co.
1.80% due 09/15/17	2,350,000	2,367,378
Target Corp.
5.38% due 05/01/17	2,069,000	2,279,010
McDonald’s Corp.
5.80% due 10/15/17	1,580,000	1,780,965
Kohl’s Corp.
6.25% due 12/15/17	1,400,000	1,572,179
Starbucks Corp.
6.25% due 08/15/17	1,350,000	1,529,892
Darden Restaurants, Inc.
6.45% due 10/15/17	1,340,000	1,486,099
Dollar General Corp.
4.13% due 07/15/17	1,300,000	1,352,242
Carnival Corp.
1.88% due 12/15/17	1,100,000	1,102,433
Lowe’s Cos., Inc.
1.63% due 04/15/17	1,000,000	1,010,455
PACCAR Financial Corp.
1.60% due 03/15/17	868,000	879,928
Wal - Mart Stores, Inc.
1.00% due 04/21/17	400,000	400,358
Total Consumer, Cyclical		37,473,028
Basic Materials - 2.1%
Rio Tinto Finance USA PLC
1.63% due 08/21/17	2,380,000	2,392,376
2.00% due 03/22/17	1,280,000	1,303,406
Eastman Chemical Co.
2.40% due 06/01/17	2,200,000	2,243,016
Alcoa, Inc.
5.55% due 02/01/17	1,496,000	1,616,428
Freeport-McMoRan Copper & Gold, Inc.
2.15% due 03/01/17	1,600,000	1,614,102

See notes to financial statements.
92 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Basic Materials - 2.1% (continued)
Rohm & Haas Co.
6.00% due 09/15/17	$1,375,000	$1,537,454
Sherwin-Williams Co.
1.35% due 12/15/17	1,275,000	1,272,836
Nucor Corp.
5.75% due 12/01/17	1,130,000	1,257,896
Ecolab, Inc.
1.45% due 12/08/17	1,100,000	1,097,666
Potash Corp. of Saskatchewan, Inc.
3.25% due 12/01/17	1,000,000	1,049,936
Total Basic Materials		15,385,116
Utilities - 1.5%
Duke Energy Corp.
1.63% due 08/15/17	2,320,000	2,337,936
Pacific Gas & Electric Co.
5.63% due 11/30/17	1,670,000	1,872,900
Virginia Electric & Power Co.
5.95% due 09/15/17	1,370,000	1,545,582
Sempra Energy
2.30% due 04/01/17	1,450,000	1,485,664
American Electric Power Co., Inc.
1.65% due 12/15/17	1,300,000	1,307,405
Exelon Generation Co., LLC
6.20% due 10/01/17	1,152,000	1,294,932
American Water Capital Corp.
6.09% due 10/15/17	505,000	566,908
Total Utilities		10,411,327
Total Corporate Bonds
(Cost $703,278,437)		710,026,406

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.4%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	2,695,300	2,695,300
Total Securities Lending Fund
(Cost $2,695,300)		2,695,300
Total Investments - 99.3%
(Cost $705,973,737)		$712,721,706
Other Assets & Liabilities, net - 0.7%		5,047,912
Total Net Assets - 100.0%		$717,769,618

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	All or portion of this security is on loan at November 30, 2014 - See Note 2.

2	Securities lending collateral - See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

Country Diversification
% of
Country	Corporate Bonds
United States	78.5%
Canada	6.2%
United Kingdom	5.3%
France	1.7%
Germany	1.5%
Switzerland	1.5%
Netherlands	1.3%
Japan	1.0%
Italy	0.9%
Luxembourg	0.7%
Sweden	0.4%
Spain	0.3%
Cayman Islands	0.2%
Mexico	0.2%
Norway	0.2%
Panama	0.1%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9%
Financial - 44.2%
Bank of America Corp.
6.88% due 04/25/18	$7,725,000	$8,966,739
5.65% due 05/01/18	4,250,000	4,758,725
2.00% due 01/11/18	3,900,000	3,929,722
6.88% due 11/15/18	1,300,000	1,528,348
6.50% due 07/15/18	1,000,000	1,148,991
Goldman Sachs Group, Inc.
6.15% due 04/01/18	5,975,000	6,769,968
5.95% due 01/18/18	4,200,000	4,715,441
2.90% due 07/19/18	4,000,000	4,117,300
2.38% due 01/22/18	3,550,000	3,615,576
JPMorgan Chase & Co.
6.00% due 01/15/18	6,975,000	7,877,766
1.63% due 05/15/18	3,100,000	3,087,975
1.80% due 01/25/18	1,900,000	1,909,173
Morgan Stanley
6.63% due 04/01/18	4,300,000	4,949,317
2.13% due 04/25/18	4,500,000	4,524,440
General Electric Capital Corp.
5.63% due 05/01/18	5,825,000	6,603,003
1.63% due 04/02/18	1,750,000	1,761,244
Royal Bank of Canada
2.00% due 10/01/18	3,000,000	3,058,799
2.20% due 07/27/18	3,000,000	3,052,121
1.50% due 01/16/18	2,000,000	2,000,806
Citigroup, Inc.
6.13% due 05/15/18	3,605,000	4,102,995
1.75% due 05/01/18	2,000,000	1,993,066
2.50% due 09/26/18	1,500,000	1,528,131
Ford Motor Credit Company LLC
5.00% due 05/15/18	2,950,000	3,229,471
2.38% due 01/16/18	2,000,000	2,025,792
2.88% due 10/01/18	1,500,000	1,538,529
Bear Stearns Companies LLC
7.25% due 02/01/18	3,390,000	3,954,388
4.65% due 07/02/18	1,400,000	1,522,969
American Express Co.
7.00% due 03/19/18	2,675,000	3,123,838
1.55% due 05/22/18	2,250,000	2,234,795
Wachovia Corp.
5.75% due 02/01/18	4,075,000	4,605,406
American International Group, Inc.
5.85% due 01/16/18	3,800,000	4,286,145
Toronto-Dominion Bank
2.63% due 09/10/18	2,750,000	2,828,149
1.40% due 04/30/18	1,367,000	1,358,115
BNP Paribas S.A.
2.40% due 12/12/18	2,000,000	2,033,382
2.70% due 08/20/18	1,960,000	2,018,320
Bank of Nova Scotia
1.45% due 04/25/18	2,000,000	1,983,136
2.05% due 10/30/18	1,942,000	1,957,550
HSBC USA, Inc.
1.63% due 01/16/18	2,000,000	2,006,572
2.63% due 09/24/18	1,500,000	1,546,656
Wells Fargo & Co.
1.50% due 01/16/18	3,400,000	3,406,538
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18	1,975,000	2,228,995
1.30% due 05/15/18	1,000,000	994,994
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	1,806,000	2,381,316
5.45% due 02/01/18	250,000	280,317
UBS AG
5.75% due 04/25/18	2,244,000	2,537,995
Bank of New York Mellon Corp.
2.10% due 08/01/18	1,500,000	1,525,359
1.30% due 01/25/18	962,000	955,329
MetLife, Inc.
6.82% due 08/15/18	1,900,000	2,231,712
Intesa Sanpaolo SpA
3.88% due 01/16/18	2,000,000	2,097,550
US Bancorp
1.95% due 11/15/18	2,000,000	2,018,896
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.70% due 03/19/18	2,000,000	2,012,896
Sumitomo Mitsui Banking Corp.
2.50% due 07/19/18	1,450,000	1,477,449
1.50% due 01/18/18	250,000	247,928
Associates Corporation of North America
6.95% due 11/01/18	1,411,000	1,662,178
HBOS plc
6.75% due 05/21/18	1,450,000	1,633,135
Credit Suisse New York
6.00% due 02/15/18	1,450,000	1,627,834
HCP, Inc.
6.70% due 01/30/18	1,380,000	1,589,578
Ares Capital Corp.
4.88% due 11/30/18	1,500,000	1,584,711
Chubb Corp.
5.75% due 05/15/18	1,360,000	1,549,354
Branch Banking & Trust Co.
2.30% due 10/15/18	1,500,000	1,528,048
Voya Financial, Inc.
2.90% due 02/15/18	1,450,000	1,492,663
Bank of Montreal
1.45% due 04/09/18	1,500,000	1,490,661
Lloyds Bank plc
2.30% due 11/27/18	1,400,000	1,416,992
American Tower Corp.
4.50% due 01/15/18	1,300,000	1,390,513
State Street Corp.
1.35% due 05/15/18	1,400,000	1,387,939

See notes to financial statements.
94 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 44.2% (continued)
Boston Properties, LP
3.70% due 11/15/18	$1,300,000	$1,381,969
KeyBank NA
1.65% due 02/01/18	1,300,000	1,302,723
Discover Bank
2.00% due 02/21/18	1,300,000	1,301,938
Jefferies Group LLC
5.13% due 04/13/18	1,170,000	1,273,451
Fifth Third Bank
1.45% due 02/28/18	1,250,000	1,243,893
Regions Bank
7.50% due 05/15/18	1,056,000	1,235,514
BB&T Corp.
2.05% due 06/19/18	1,015,000	1,025,612
1.45% due 01/12/18	200,000	199,355
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.00% due 02/15/18	1,200,000	1,206,690
Berkshire Hathaway, Inc.
1.55% due 02/09/18	1,100,000	1,104,888
Svenska Handelsbanken AB
1.63% due 03/21/18	1,100,000	1,103,621
State Street Corp
1.35% due 5/18/18	1,377,132	1,091,569
Abbey National Treasury Services plc
3.05% due 08/23/18	1,000,000	1,043,080
Simon Property Group, LP
6.13% due 05/30/18	900,000	1,033,907
MUFG Union Bank North America
2.63% due 09/26/18	1,000,000	1,022,296
General Motors Financial Company, Inc.
3.25% due 05/15/18	1,000,000	1,018,750
SunTrust Banks, Inc.
2.35% due 11/01/18	1,000,000	1,010,964
KeyCorp
2.30% due 12/13/18	1,000,000	1,008,614
Genworth Holdings, Inc.
6.52% due 05/22/181	950,000	990,041
American Express Credit Corp.
2.13% due 07/27/18	750,000	760,120
Regions Financial Corp.
2.00% due 05/15/18	750,000	746,490
Royal Bank of Scotland N.V.
4.65% due 06/04/18	700,000	736,309
Canadian Imperial Bank of Commerce
1.55% due 01/23/18	700,000	701,254
Travelers Companies, Inc.
5.80% due 05/15/18	560,000	638,906
Santander Bank North America
8.75% due 05/30/18	500,000	601,240
Santander Holdings USA, Inc.
3.45% due 08/27/18	500,000	523,889
Intercontinental Exchange, Inc.
2.50% due 10/15/18	500,000	512,133
Societe Generale S.A.
2.63% due 10/01/18	500,000	510,575
Capital One Bank USA North America
2.15% due 11/21/18	500,000	501,179
Manufacturers & Traders Trust Co.
1.45% due 03/07/18	500,000	496,920
Capital One NA
1.50% due 03/22/18	500,000	494,706
Fifth Third Bancorp
4.50% due 06/01/18	360,000	389,893
Hartford Financial Services Group, Inc.
6.30% due 03/15/18	100,000	113,949
Total Financial		199,330,177
Consumer, Non-cyclical - 14.4%
PepsiCo, Inc.
5.00% due 06/01/18	2,900,000	3,234,155
7.90% due 11/01/18	1,975,000	2,422,802
Coca-Cola Co.
1.15% due 04/01/18	1,900,000	1,884,813
1.65% due 11/01/18	1,500,000	1,505,859
1.65% due 03/14/18	1,260,000	1,273,031
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	3,700,000	4,197,442
Philip Morris International, Inc.
5.65% due 05/16/18	3,555,000	4,032,035
Altria Group, Inc.
9.70% due 11/10/18	2,173,000	2,792,142
Merck & Company, Inc.
1.30% due 05/18/18	1,600,000	1,590,021
1.10% due 01/31/18	1,150,000	1,142,635
Johnson & Johnson
5.15% due 07/15/18	1,350,000	1,528,083
1.65% due 12/05/18	1,000,000	1,011,989
Medco Health Solutions, Inc.
7.13% due 03/15/18	1,960,000	2,282,591
UnitedHealth Group, Inc.
6.00% due 02/15/18	1,800,000	2,049,889
Sanofi
1.25% due 04/10/18	2,050,000	2,041,183
Mondelez International, Inc.
6.13% due 02/01/18	1,025,000	1,157,004
6.13% due 08/23/18	680,000	787,907
WellPoint, Inc.
1.88% due 01/15/18	950,000	950,909
2.30% due 07/15/18	900,000	911,048

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical - 14.4% (continued)
Baxter International, Inc.
5.38% due 06/01/18	$1,050,000	$1,175,574
1.85% due 06/15/18	500,000	500,398
Kraft Foods Group, Inc.
6.13% due 08/23/18	1,450,000	1,667,039
Archer-Daniels-Midland Co.
5.45% due 03/15/18	1,420,000	1,598,934
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	1,500,000	1,516,500
Procter & Gamble Co.
1.60% due 11/15/18	1,500,000	1,501,623
AbbVie, Inc.
2.00% due 11/06/18	1,400,000	1,401,751
Aetna, Inc.
6.50% due 09/15/18	1,200,000	1,399,277
ConAgra Foods, Inc.
1.90% due 01/25/18	1,400,000	1,395,461
Medtronic, Inc.
1.38% due 04/01/18	1,400,000	1,390,138
Anheuser-Busch InBev Finance, Inc.
1.25% due 01/17/18	1,150,000	1,142,111
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/18	900,000	1,049,311
Amgen, Inc.
6.15% due 06/01/18	900,000	1,030,978
Boston Scientific Corp.
2.65% due 10/01/18	1,000,000	1,010,296
Pfizer, Inc.
1.50% due 06/15/18	1,000,000	1,004,758
Diageo Capital plc
1.13% due 04/29/18	1,000,000	987,043
Total System Services, Inc.
2.38% due 06/01/18	900,000	901,755
Zoetis, Inc.
1.88% due 02/01/18	900,000	892,085
Kimberly-Clark Corp.
7.50% due 11/01/18	700,000	849,234
Anheuser-Busch Companies LLC
5.50% due 01/15/18	600,000	671,699
Sysco Corp.
5.25% due 02/12/18	600,000	668,329
McKesson Corp.
1.40% due 03/15/18	650,000	641,347
CR Bard, Inc.
1.38% due 01/15/18	600,000	595,971
Humana, Inc.
7.20% due 06/15/18	500,000	586,088
Biogen Idec, Inc.
6.88% due 03/01/18	500,000	582,244
Edwards Lifesciences Corp.
2.88% due 10/15/18	550,000	563,135
Mylan, Inc.
2.60% due 06/24/18	500,000	509,619
Stryker Corp.
1.30% due 04/01/18	500,000	492,325
Pharmacia Corp.
6.50% due 12/01/18	350,000	412,985
Total Consumer, Non-cyclical		64,933,546
Communications - 8.3%
AT&T, Inc.
5.50% due 02/01/18	3,025,000	3,369,171
5.60% due 05/15/18	1,900,000	2,138,980
2.38% due 11/27/18	2,100,000	2,131,492
Verizon Communications, Inc.
3.65% due 09/14/18	4,600,000	4,885,894
5.50% due 02/15/18	1,300,000	1,458,090
6.10% due 04/15/18	988,000	1,127,665
Comcast Corp.
5.88% due 02/15/18	1,800,000	2,042,287
5.70% due 05/15/18	1,500,000	1,702,281
Time Warner Cable, Inc.
6.75% due 07/01/18	2,825,000	3,281,619
Rogers Communications, Inc.
6.80% due 08/15/18	2,050,000	2,397,048
Vodafone Group plc
1.50% due 02/19/18	1,750,000	1,738,781
4.63% due 07/15/18	600,000	654,641
British Telecommunications plc
5.95% due 01/15/18	1,981,000	2,228,619
Telefonica Emisiones SAU
3.19% due 04/27/18	1,500,000	1,560,308
Deutsche Telekom International Finance BV
6.75% due 08/20/18	1,150,000	1,345,592
Telecom Italia Capital S.A.
7.00% due 06/04/18	1,175,000	1,318,938
Historic TW, Inc.
6.88% due 06/15/18	850,000	989,832
Thomson Reuters Corp.
6.50% due 07/15/18	700,000	806,667
Expedia, Inc.
7.46% due 08/15/18	600,000	702,194
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
1.75% due 01/15/18	700,000	698,921
GTE Corp.
6.84% due 04/15/18	500,000	581,613
Viacom, Inc.
2.50% due 09/01/18	500,000	507,220
Total Communications		37,667,853
See notes to financial statements.
96 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Energy - 7.7%
Shell International Finance BV
2.00% due 11/15/18	$2,400,000	$2,434,144
1.90% due 08/10/18	1,300,000	1,317,295
BP Capital Markets plc
1.38% due 05/10/18	1,800,000	1,777,505
2.24% due 09/26/18	1,000,000	1,016,671
Chevron Corp.
1.72% due 06/24/18	2,500,000	2,519,102
Total Capital Canada Ltd.
1.45% due 01/15/18	2,050,000	2,046,431
Suncor Energy, Inc.
6.10% due 06/01/18	1,775,000	2,030,651
TransCanada PipeLines Ltd.
6.50% due 08/15/18	1,560,000	1,810,522
Nabors Industries, Inc.
6.15% due 02/15/18	1,500,000	1,674,828
Kinder Morgan Energy Partners, LP
5.95% due 02/15/18	1,470,000	1,636,410
Petroleos Mexicanos
5.75% due 03/01/18	1,450,000	1,598,625
Total Capital S.A.
2.13% due 08/10/18	1,500,000	1,524,905
Transocean, Inc.
6.00% due 03/15/18	1,310,000	1,378,377
Marathon Oil Corp.
5.90% due 03/15/18	1,170,000	1,314,403
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.88% due 02/15/23	1,096,000	1,239,357
Southwestern Energy Co.
7.50% due 02/01/18	1,029,000	1,185,722
Baker Hughes, Inc.
7.50% due 11/15/18	850,000	1,022,153
Weatherford International Ltd.
6.00% due 03/15/18	850,000	939,316
Devon Energy Corp.
2.25% due 12/15/18	900,000	902,831
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
6.50% due 05/01/18	770,000	885,843
ConocoPhillips
5.20% due 05/15/18	786,000	878,731
Energy Transfer Partners, LP
6.70% due 07/01/18	703,000	805,599
Petro-Canada
6.05% due 05/15/18	623,000	710,581
Spectra Energy Capital LLC
6.20% due 04/15/18	600,000	678,983
EQT Corp.
6.50% due 04/01/18	500,000	566,945
Spectra Energy Partners, LP
2.95% due 09/25/18	500,000	515,948
Occidental Petroleum Corp.
1.50% due 02/15/18	400,000	398,206
Total Energy		34,810,084
Technology - 6.2%
Apple, Inc.
1.00% due 05/03/18	5,300,000	5,227,421
International Business Machines Corp.
7.63% due 10/15/18	2,650,000	3,223,264
1.25% due 02/08/18	800,000	796,361
Oracle Corp.
5.75% due 04/15/18	3,460,000	3,934,030
EMC Corp.
1.88% due 06/01/18	3,800,000	3,788,304
Xerox Corp.
6.35% due 05/15/18	1,610,000	1,835,593
Computer Sciences Corp.
6.50% due 03/15/18	1,505,000	1,694,746
Microsoft Corp.
1.63% due 12/06/18	1,600,000	1,618,766
Hewlett-Packard Co.
5.50% due 03/01/18	1,350,000	1,502,329
Altera Corp.
2.50% due 11/15/18	1,000,000	1,010,278
Maxim Integrated Products, Inc.
2.50% due 11/15/18	900,000	901,120
KLA-Tencor Corp.
6.90% due 05/01/18	760,000	882,825
Broadcom Corp.
2.70% due 11/01/18	750,000	772,604
Texas Instruments, Inc.
1.00% due 05/01/18	700,000	689,585
Total Technology		27,877,226
Industrial - 5.3%
John Deere Capital Corp.
5.75% due 09/10/18	1,300,000	1,486,467
1.95% due 12/13/18	1,150,000	1,157,907
5.35% due 04/03/18	600,000	673,344
Caterpillar Financial Services Corp.
5.45% due 04/15/18	1,000,000	1,125,623
7.05% due 10/01/18	900,000	1,071,167
Koninklijke Philips N.V.
5.75% due 03/11/18	1,620,000	1,819,297
CSX Corp.
6.25% due 03/15/18	1,320,000	1,511,119
Honeywell International, Inc.
5.30% due 03/01/18	1,260,000	1,413,744

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Industrial - 5.3% (continued)
Precision Castparts Corp.
1.25% due 01/15/18	$1,400,000	$1,389,324
Caterpillar, Inc.
7.90% due 12/15/18	1,100,000	1,354,763
CRH America, Inc.
8.13% due 07/15/18	1,100,000	1,325,409
Roper Industries, Inc.
2.05% due 10/01/18	1,250,000	1,248,769
Republic Services, Inc.
3.80% due 05/15/18	1,150,000	1,225,139
Northrop Grumman Corp.
1.75% due 06/01/18	1,200,000	1,195,692
United Parcel Service, Inc.
5.50% due 01/15/18	1,050,000	1,179,912
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	1,035,000	1,176,842
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	975,000	1,139,045
Norfolk Southern Corp.
5.75% due 04/01/18	825,000	935,602
Waste Management, Inc.
6.10% due 03/15/18	800,000	912,290
Thermo Fisher Scientific, Inc.
1.85% due 01/15/18	550,000	550,580
Total Industrial		23,892,035
Consumer, Cyclical - 4.8%
Wal-Mart Stores, Inc.
5.80% due 02/15/18	1,770,000	2,024,422
1.13% due 04/11/18	1,850,000	1,840,510
1.95% due 12/15/18	1,400,000	1,415,140
Toyota Motor Credit Corp.
2.00% due 10/24/18	2,500,000	2,540,772
1.38% due 01/10/18	650,000	650,360
CVS Health Corp.
2.25% due 12/05/18	2,100,000	2,131,527
General Motors Co.
3.50% due 10/02/18	2,000,000	2,060,000
Target Corp.
6.00% due 01/15/18	1,550,000	1,761,245
Home Depot, Inc.
2.25% due 09/10/18	1,500,000	1,536,029
McDonald’s Corp.
5.35% due 03/01/18	1,270,000	1,420,960
American Honda Finance Corp.
2.13% due 10/10/18	1,362,000	1,385,194
Nordstrom, Inc.
6.25% due 01/15/18	930,000	1,056,484
Best Buy Company, Inc.
5.00% due 08/01/18	800,000	833,500
Staples, Inc.
2.75% due 01/12/181	600,000	609,145
Yum! Brands, Inc.
6.25% due 03/15/18	450,000	508,331
Total Consumer, Cyclical		21,773,619
Utilities - 4.0%
Consolidated Edison Company of New York, Inc.
7.13% due 12/01/18	1,150,000	1,375,839
5.85% due 04/01/18	420,000	480,530
Pacific Gas & Electric Co.
8.25% due 10/15/18	1,315,000	1,606,847
NiSource Finance Corp.
6.40% due 03/15/18	1,133,000	1,299,316
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	1,000,000	1,177,981
Commonwealth Edison Co.
5.80% due 03/15/18	1,020,000	1,158,693
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,000,000	1,128,507
Duke Energy Corp.
2.10% due 06/15/18	1,100,000	1,118,189
Duke Energy Carolinas LLC
7.00% due 11/15/18	867,000	1,036,073
Dominion Resources, Inc.
6.40% due 06/15/18	850,000	977,387
Nevada Power Co.
6.50% due 08/01/18	810,000	945,951
PECO Energy Co.
5.35% due 03/01/18	800,000	897,410
Southern Co.
2.45% due 09/01/18	800,000	821,474
Virginia Electric and Power Co.
5.40% due 04/30/18	720,000	811,807
FirstEnergy Corp.
2.75% due 03/15/18	750,000	758,329
Northern States Power Co.
5.25% due 03/01/18	550,000	616,908
TransAlta Corp.
6.65% due 05/15/18	450,000	505,854
Duke Energy Florida, Inc.
5.65% due 06/15/18	400,000	455,781
PacifiCorp
5.65% due 07/15/18	350,000	400,157
Sempra Energy
6.15% due 06/15/18	265,000	303,050
Veolia Environnement S.A.
6.00% due 06/01/18	250,000	285,165
Total Utilities		18,161,248

See notes to financial statements.
98 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Basic Materials - 4.0%
Rio Tinto Finance USA Ltd.
6.50% due 07/15/18	$2,250,000	$2,596,257
Rio Tinto Finance USA plc
2.25% due 12/14/18	2,300,000	2,316,227
International Paper Co.
7.95% due 06/15/18	1,760,000	2,088,562
EI du Pont de Nemours & Co.
6.00% due 07/15/18	1,510,000	1,739,570
CF Industries, Inc.
6.88% due 05/01/18	1,180,000	1,359,955
Alcoa, Inc.
6.75% due 07/15/18	1,140,000	1,293,329
Freeport-McMoRan, Inc.
2.38% due 03/15/18	1,200,000	1,207,867
Barrick North America Finance LLC
6.80% due 09/15/18	950,000	1,074,875
Goldcorp, Inc.
2.13% due 03/15/18	1,050,000	1,047,592
Teck Resources Ltd.
2.50% due 02/01/18	1,000,000	996,468
Nucor Corp.
5.85% due 06/01/18	775,000	876,438
PPG Industries, Inc.
6.65% due 03/15/18	650,000	750,012
Dow Chemical Co.
5.70% due 05/15/18	650,000	731,018
Total Basic Materials		18,078,170
Total Corporate Bonds
(Cost $443,969,965)		446,523,958

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.2%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	859,100	$859,100
Total Securities Lending Fund
(Cost $859,100)		859,100
Total Investments - 99.1%
(Cost $444,829,065)		$447,383,058
Other Assets & Liabilities, net - 0.9%		3,995,683
Total Net Assets - 100.0%		$451,378,741

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	All or portion of this security is on loan at November 30, 2014 - See Note 2.

2	Securities lending collateral - See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

Country Diversification
% of
Country	Corporate Bonds
United States	81.3%
Canada	6.9%
United Kingdom	3.3%
Netherlands	2.2%
France	1.9%
Switzerland	0.9%
Mexico	0.7%
Australia	0.6%
Italy	0.5%
Japan	0.4%
Spain	0.3%
Cayman Islands	0.3%
Luxembourg	0.3%
Sweden	0.2%
Bermuda	0.2%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6%
Financial - 37.1%
Bank of America Corp.
2.60% due 01/15/19	$3,500,000	$3,551,096
7.63% due 06/01/19	2,300,000	2,801,819
2.65% due 04/01/19	2,000,000	2,030,582
5.49% due 03/15/19	600,000	669,791
Morgan Stanley
5.63% due 09/23/19	2,600,000	2,965,908
7.30% due 05/13/19	2,350,000	2,825,318
2.50% due 01/24/19	1,850,000	1,873,549
2.38% due 07/23/19	900,000	899,140
Goldman Sachs Group, Inc.
7.50% due 02/15/19	2,500,000	2,999,002
2.63% due 01/31/19	2,000,000	2,026,758
Citigroup, Inc.
8.50% due 05/22/19	2,227,000	2,809,534
2.55% due 04/08/19	1,500,000	1,521,844
JPMorgan Chase & Co.
6.30% due 04/23/19	2,450,000	2,858,873
2.35% due 01/28/191	1,000,000	1,013,606
Credit Suisse NY
2.3% due 05/28/19	2,500,000	2,513,102
5.30% due 08/13/19	600,000	680,456
Barclays Bank plc
6.75% due 05/22/19	1,400,000	1,668,640
2.50% due 02/20/19	1,500,000	1,523,654
General Electric Capital Corp.
6.00% due 08/07/19	1,650,000	1,939,895
2.30% due 01/14/19	1,150,000	1,176,069
Wells Fargo & Co.
2.13% due 04/22/19	1,500,000	1,508,039
2.15% due 01/15/19	1,000,000	1,009,783
Toronto-Dominion Bank.
2.13% due 07/02/19	1,500,000	1,505,435
Simon Property Group, LP
10.35% due 04/01/19	750,000	993,145
5.65% due 02/01/20	520,000	604,223
2.20% due 02/01/19	500,000	506,261
Deutsche Bank AG
2.50% due 02/13/19	1,550,000	1,581,338
Bank of New York Mellon Corp.
2.10% due 01/15/19	1,000,000	1,007,861
5.45% due 05/15/19	450,000	516,266
2.2% due 05/15/19	500,000	503,399
BB&T Corp.
6.85% due 04/30/19	500,000	598,634
2.25% due 02/01/19	500,000	504,940
5.25% due 11/01/19	100,000	112,897
Royal Bank of Scotland Group
6.40% due 10/21/19	900,000	1,053,763
Svenska Handelsbanken AB
2.50% due 01/25/19	1,000,000	1,028,486
General Motors Financial Company, Inc.
3.50% due 07/10/19	1,000,000	1,022,339
Nomura Holdings, Inc.
2.75% due 03/19/19	1,000,000	1,018,387
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25% due 01/14/19	1,000,000	1,017,023
BNP Paribas SA
2.45% due 03/17/191	1,000,000	1,015,232
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
4.87% due 03/15/19	1,000,000	1,015,000
SunTrust Banks, Inc
2.5% due 05/01/19	1,000,000	1,012,874
Aflac, Inc.
8.50% due 05/15/19	800,000	1,012,657
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	1,000,000	1,012,632
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	1,000,000	1,011,984
BPCE S.A.
2.5% due 07/15/19	1,000,000	1,011,050
US Bancorp/MN
2.2% due 04/25/19	1,000,000	1,010,843
Royal Bank of Canada
2.15% due 03/15/19	1,000,000	1,010,479
American International Group
2.3% due 07/16/19	1,000,000	1,010,223
PNC Bank North America
2.20% due 01/28/19	1,000,000	1,009,865
American Express Credit Corp.
2.13% due 03/18/19	1,000,000	1,005,244
Capital One Financial Corp.
2.45% due 04/24/19	1,000,000	1,005,029
Ford Motor Credit Company LLC
2.38% due 03/12/19	1,000,000	999,919
Bank of Nova Scotia
2.05% due 6/15/19	1,000,000	999,504
MetLife, Inc.
7.72% due 02/15/19	800,000	981,822
Prudential Financial, Inc.
7.38% due 06/15/19	800,000	971,074
Huntington National Bank
2.20% due 04/01/19	900,000	901,572
PNC Funding Corp.
6.70% due 06/10/19	700,000	836,585
American Express Co.
8.13% due 05/20/19	650,000	811,420
Health Care REIT, Inc.
4.13% due 04/01/19	600,000	643,458
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.00% due 04/30/19	600,000	641,303
Travelers Companies, Inc.
5.90% due 06/02/19	450,000	525,617

See notes to financial statements.
100 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 37.1% (continued)
BlackRock, Inc.
5.00% due 12/10/19	$450,000	$513,206
American Tower Corp.
3.40% due 02/15/19	500,000	512,663
Bank of Montreal
2.38% due 01/25/19	500,000	506,587
Fifth Third Bancorp
2.30% due 03/01/19	500,000	504,228
Jefferies Group LLC
8.50% due 07/15/19	350,000	431,330
Air Lease Corp.
3.38% due 01/15/191	420,000	428,925
Lincoln National Corp.
8.75% due 07/01/19	328,000	415,873
MUFG Union Bank NA
2.25% due 505/06/19	400,000	400,880
Capital One Bank USA North America
8.80% due 07/15/19	315,000	397,447
Realty Income Corp.
6.75% due 08/15/19	274,000	324,834
National City Corp.
6.88% due 05/15/19	250,000	295,769
Boston Properties, LP
5.88% due 10/15/19	250,000	288,843
ACE INA Holdings, Inc.
5.90% due 06/15/19	200,000	231,886
Weyerhaeuser Co.
7.38% due 10/01/19	100,000	120,939
TD Ameritrade Holding Corp.
5.60% due 12/01/19	100,000	115,555
Total Financial		83,385,206
Consumer, Non-cyclical - 15.6%
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	2,150,000	2,625,021
6.88% due 11/15/19	695,000	840,900
Novartis Securities Investment Ltd.
5.13% due 02/10/19	2,250,000	2,546,730
Pfizer, Inc.
6.20% due 03/15/19	2,050,000	2,401,077
2.1% due 05/15/19	1,500,000	1,518,662
Procter & Gamble Co.
4.70% due 02/15/19	1,230,000	1,377,792
Altria Group, Inc.
9.25% due 08/06/19	1,057,000	1,368,987
Amgen, Inc
2.2% due 05/22/19	1,250,000	1,250,706
Unilever Capital Corp.
2.20% due 03/06/19	1,000,000	1,016,043
4.80% due 02/15/19	200,000	223,781
Lorillard Tobacco Co.
8.13% due 06/23/19	900,000	1,104,845
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	950,000	1,074,591
Gilead Sciences, Inc
2.05% due 04/01/19	1,000,000	1,006,128
UnitedHealth Group, Inc.
1.63% due 03/15/19	950,000	940,973
General Mills, Inc.
5.65% due 02/15/19	800,000	915,078
Anheuser-Busch InBev Finance, Inc.
2.15% due 02/01/19	900,000	904,759
CareFusion Corp.
6.38% due 08/01/19	700,000	811,377
AstraZeneca plc
1.95% due 09/18/19	800,000	802,306
Abbott Laboratories
5.13% due 04/01/19	650,000	738,227
Express Scripts Holding Co.
7.25% due 06/15/19	600,000	726,969
2.25% due 06/15/19	500,000	499,857
Kellogg Co.
4.15% due 11/15/19	575,000	626,661
Mead Johnson Nutrition Co.
4.90% due 11/01/19	550,000	611,267
McKesson Corp.
2.28% due 03/15/19	600,000	601,391
Bottling Group LLC
5.13% due 01/15/19	500,000	563,306
Zimmer Holdings, Inc.
4.63% due 11/30/19	500,000	550,764
Amgen, Inc.
5.70% due 02/01/19	485,000	549,411
Mondelez International, Inc.
2.25% due 02/01/19	533,000	536,802
PepsiCo, Inc.
2.25% due 01/07/19	500,000	511,272
Princeton University
4.95% due 03/01/19	450,000	508,221
Coca-Cola Co.
4.88% due 03/15/19	450,000	507,845
MasterCard, Inc.
2.00% due 04/01/19	500,000	503,276
Eli Lilly & Co.
1.95% due 03/15/19	500,000	502,732
Mylan, Inc.
2.55% due 03/28/19	500,000	501,079
Philip Morris International, Inc.
1.88% due 01/15/19	500,000	500,953

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Non-cyclical - 15.6% (continued)
Becton Dickinson and Co.
5.00% due 05/15/19	$450,000	$500,573
ADT Corp.
4.13% due 04/15/191	500,000	499,313
Bristol-Myers Squibb Co.
1.75% due 03/01/19	500,000	497,627
Safeway, Inc.
5.00% due 08/15/19	350,000	361,710
Kroger Co.
2.30% due 01/15/19	300,000	301,653
Celgene Corp
2.25% due 05/15/19	300,000	298,781
WellPoint, Inc.
7.00% due 02/15/19	100,000	118,636
Baxter International, Inc.
4.50% due 08/15/19	100,000	110,324
Colgate-Palmolive Co.
1.75% due 03/15/19	103,000	102,971
Total Consumer, Non-cyclical		35,061,377
Energy - 11.3%
ConocoPhillips
5.75% due 02/01/19	1,880,000	2,163,609
Exxon Mobil Corp.
1.82% due 03/15/19	1,900,000	1,915,550
BP Capital Markets plc
4.75% due 03/10/19	850,000	941,625
2.24% due 05/10/19	900,000	906,845
Shell International Finance BV
4.30% due 09/22/19	1,500,000	1,658,763
Chevron Corp.
4.95% due 03/03/19	1,150,000	1,297,214
Hess Corp.
8.13% due 02/15/19	1,069,000	1,296,247
Kinder Morgan Energy Partners, LP
2.65% due 02/01/19	650,000	649,280
9.00% due 02/01/19	500,000	619,232
Cenovus Energy, Inc.
5.70% due 10/15/19	900,000	1,022,479
Valero Energy Corp.
9.38% due 03/15/19	800,000	1,008,039
EQT Corp.
8.13% due 06/01/19	800,000	979,999
Weatherford International Ltd.
9.63% due 03/01/19	745,000	931,929
Husky Energy, Inc.
7.25% due 12/15/19	690,000	826,880
Encana Corp.
6.50% due 05/15/19	700,000	816,362
Anadarko Petroleum Corp.
8.70% due 03/15/19	600,000	751,940
Spectra Energy Capital LLC
8.00% due 10/01/19	600,000	745,873
Halliburton Co.
6.15% due 09/15/19	623,000	729,115
Talisman Energy, Inc.
7.75% due 06/01/19	600,000	707,205
Noble Energy, Inc.
8.25% due 03/01/19	575,000	705,850
Devon Energy Corp.
6.30% due 01/15/19	550,000	635,454
TransCanada PipeLines Ltd.
7.13% due 01/15/19	460,000	548,152
EOG Resources, Inc.
5.63% due 06/01/19	450,000	517,973
Total Capital International S.A.
2.13% due 01/10/19	500,000	504,826
Petrobras Global Finance BV
3.00% due 01/15/19	500,000	476,395
Pride International, Inc.
8.50% due 06/15/19	350,000	431,077
Magellan Midstream Partners, LP
6.55% due 07/15/19	275,000	324,233
Enbridge Energy Partners, LP
9.88% due 03/01/19	232,000	299,919
Enterprise Products Operating LLC
6.50% due 01/31/19	250,000	290,900
Rowan Companies, Inc.
7.88% due 08/01/19	200,000	239,825
ONEOK Partners, LP
8.63% due 03/01/19	175,000	216,096
Diamond Offshore Drilling, Inc.
5.88% due 05/01/191	200,000	207,433
Total Energy		25,366,319
Communications - 10.7%
Cisco Systems, Inc.
4.95% due 02/15/19	1,650,000	1,849,591
2.13% due 03/01/19	1,300,000	1,309,919
Time Warner Cable, Inc.
8.25% due 04/01/19	1,530,000	1,893,866
8.75% due 02/14/19	1,000,000	1,255,388
AT&T, Inc.
5.80% due 02/15/19	1,950,000	2,234,595
2.30% due 03/11/19	800,000	810,539
Verizon Communications, Inc.
6.35% due 04/01/19	1,650,000	1,927,305
2.55% due 06/17/19	1,000,000	1,018,224
Orange S.A.
5.38% due 07/08/19	1,400,000	1,586,327
2.75% due 02/06/19	300,000	307,550
Telefonica Emisiones SAU
5.88% due 07/15/19	1,000,000	1,151,696

See notes to financial statements.
102 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Communications - 10.7% (continued)
Vodafone Group plc
5.45% due 06/10/19	$1,000,000	$1,134,863
Telecom Italia Capital S.A.
7.18% due 06/18/19	850,000	972,188
21st Century Fox America, Inc.
6.90% due 03/01/19	700,000	830,201
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.88% due 10/01/19	600,000	694,146
Viacom, Inc.
5.63% due 09/15/19	600,000	683,532
British Telecommunications plc
2.35% due 02/14/19	600,000	603,422
Deutsche Telekom International Finance BV
6.00% due 07/08/19	500,000	583,190
America Movil SAB de CV
5.00% due 10/16/19	500,000	561,270
Omnicom Group, Inc.
6.25% due 07/15/19	400,000	467,449
Comcast Corp.
5.70% due 07/01/19	350,000	405,600
Walt Disney Co.
5.50% due 03/15/19	350,000	401,639
1.85% due 05/30/19	400,000	399,887
Thomson Reuters Corp.
4.70% due 10/15/19	300,000	327,733
Time Warner, Inc
2.1% due 06/01/19	300,000	297,368
Discovery Communications LLC
5.63% due 08/15/19	200,000	227,292
Total Communications		23,934,780
Industrial - 7.5%
Burlington Northern Santa Fe LLC
4.70% due 10/01/19	1,050,000	1,174,862
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	1,150,000	1,157,263
L-3 Communications Corp.
5.20% due 10/15/19	1,000,000	1,113,912
Deere & Co.
4.38% due 10/16/19	1,000,000	1,104,440
Illinois Tool Works, Inc.
6.25% due 04/01/19	900,000	1,061,206
Caterpillar Financial Services Corp.
7.15% due 02/15/19	850,000	1,025,218
2.1% due 06/09/19	400,000	402,900
United Technologies Corp.
6.13% due 02/01/19	850,000	995,733
Honeywell International, Inc.
5.00% due 02/15/19	800,000	910,162
United Parcel Service, Inc.
5.13% due 04/01/19	800,000	905,381
Lockheed Martin Corp.
4.25% due 11/15/19	800,000	878,222
FedEx Corp.
8.00% due 01/15/19	700,000	861,522
Danaher Corp.
5.40% due 03/01/19	600,000	681,902
Republic Services, Inc.
5.50% due 09/15/19	550,000	627,219
John Deere Capital Corp.
2.25% due 04/17/19	500,000	507,166
3M Co.
1.63% due 06/15/2019	500,000	496,496
CSX Corp.
7.38% due 02/01/19	400,000	484,053
Canadian National Railway Co.
5.55% due 03/01/19	400,000	459,666
Amphenol Corp.
2.55% due 01/30/19	430,000	436,732
Boeing Capital Corp.
4.70% due 10/27/19	350,000	394,127
Boeing Co.
6.00% due 03/15/19	300,000	349,329
Emerson Electric Co.
4.88% due 10/15/19	300,000	337,036
Norfolk Southern Corp.
5.90% due 06/15/19	200,000	232,167
Northrop Grumman Corp.
5.05% due 08/01/19	200,000	223,547
Total Industrial		16,820,261
Technology - 5.2%
Oracle Corp.
5.00% due 07/08/19	1,200,000	1,355,849
2.38% due 01/15/19	1,200,000	1,226,933
2.25% due 10/08/19	1,000,000	1,009,561
Apple, Inc.
2.10% due 05/06/19	1,900,000	1,921,975
International Business Machines Corp.
8.38% due 11/01/19	600,000	774,910
1.95% due 02/12/19	500,000	502,978
1.88% due 05/15/19	400,000	400,312
Hewlett-Packard Co.
2.75% due 01/14/19	1,100,000	1,106,314
Microsoft Corp.
4.20% due 06/01/19	950,000	1,049,893
Xerox Corp.
5.63% due 12/15/19	750,000	850,832
Texas Instruments, Inc.
1.65% due 08/03/19	800,000	787,346
CA, Inc.
5.38% due 12/01/19	400,000	446,184

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Technology - 5.2% (continued)
Xilinx, Inc.
2.13% due 03/15/19	$300,000	$298,879
Total Technology		11,731,966
Basic Materials - 4.8%
Dow Chemical Co.
8.55% due 05/15/19	1,650,000	2,080,882
LyondellBasell Industries N.V.
5.00% due 04/15/19	1,600,000	1,763,118
Rio Tinto Finance USA Ltd.
9.00% due 05/01/19	1,200,000	1,540,239
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	650,000	770,082
Barrick Gold Corp.
6.95% due 04/01/19	650,000	748,408
EI du Pont de Nemours & Co.
5.75% due 03/15/19	600,000	694,919
Alcoa, Inc.
5.72% due 02/23/19	550,000	608,964
Praxair, Inc.
4.50% due 08/15/19	525,000	582,922
Newmont Mining Corp.
5.13% due 10/01/19	500,000	542,099
International Paper Co.
9.38% due 05/15/19	400,000	515,729
Teck Resources Ltd.
3.00% due 03/01/19	350,000	350,038
Lubrizol Corp.
8.88% due 02/01/19	230,000	289,915
Agrium, Inc.
6.75% due 01/15/19	200,000	232,822
Total Basic Materials		10,720,137
Consumer, Cyclical – 3.4%
Walgreen Co.
5.25% due 01/15/19	1,100,000	1,229,645
Toyota Motor Credit Corp.
2.13% due 07/18/19	1,000,000	1,011,130
2.10% due 01/17/19	400,000	403,526
Costco Wholesale Corp.
1.70% due 12/15/19	950,000	936,794
Lowe’s Companies, Inc.
4.63% due 04/15/20	800,000	894,497
Marriott International, Inc.
3.00% due 03/01/19	800,000	824,760
CVS Health Corp.
2.25% due 08/12/19	500,000	500,068
6.60% due 03/15/19	200,000	235,447
Wal-Mart Stores, Inc.
4.13% due 02/01/19	600,000	658,543
Mattel, Inc
2.35% due 05/06/19	400,000	400,723
International Game Technology
7.50% due 06/15/19	300,000	332,300
Home Depot, Inc
2.00% due 06/15/19	300,000	301,191
Total Consumer, Cyclical		7,728,624
Utilities - 3.0%
Exelon Generation Company
5.20% due 10/01/19	900,000	1,007,810
Dominion Resources, Inc.
8.88% due 01/15/19	400,000	504,220
5.20% due 08/15/19	400,000	449,171
NextEra Energy Capital Holdings
6.00% due 03/01/19	700,000	806,272
Entergy Texas, Inc.
7.13% due 02/01/19	650,000	776,985
Sempra Energy
9.80% due 02/15/19	500,000	649,362
Consumers Energy Co.
6.70% due 09/15/19	502,000	607,254
Duke Energy Progress, Inc.
5.30% due 01/15/19	513,000	581,381
5.05% due 09/15/19	100,000	113,046
Georgia Power Co.
4.25% due 12/01/19	300,000	331,761
Nevada Power Co.
7.13% due 03/15/19	250,000	300,968
Arizona Public Service Co.
8.75% due 03/01/19	200,000	253,946
Xcel Energy, Inc.
4.70% due 05/15/20	225,000	251,939
NiSource Finance Corp.
6.80% due 01/15/19	150,000	177,531
Total Utilities		6,811,646
Total Corporate Bonds
(Cost $220,124,834)		221,560,316

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 1.2%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	2,611,200	$2,611,200
Total Securities Lending Fund
(Cost $2,611,200)		2,611,200

Total Investments - 99.8%
(Cost $222,736,034)		$224,171,516

Other Assets & Liabilities, net - 0.2%		570,516
Total Net Assets - 100.0%		$224,742,032

See notes to financial statements.
104 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	All or portion of this security is on loan at November 30, 2014 - See Note 2.

2	Securities lending collateral - See Note 2.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

Country Diversification
% of
Country	Corporate Bonds
United States	79.7%
Canada	4.9%
United Kingdom	3.9%
Netherlands	2.5%
France	2.0%
Bermuda	1.6%
Switzerland	1.4%
Japan	0.9%
Germany	0.7%
Australia	0.7%
Spain	0.5%
Sweden	0.5%
Luxembourg	0.4%
Mexico	0.3%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6%
Financial - 33.1%
JPMorgan Chase & Co.
4.40% due 07/22/20	$3,000,000	$3,280,239
4.25% due 10/15/20	2,790,000	3,029,957
4.95% due 03/25/20	1,800,000	2,013,098
General Electric Capital Corp.
4.38% due 09/16/20	2,300,000	2,536,566
5.50% due 01/08/20	1,600,000	1,851,019
5.55% due 05/04/20	1,300,000	1,509,667
Goldman Sachs Group, Inc.
5.38% due 03/15/20	3,000,000	3,385,203
6.00% due 06/15/20	1,750,000	2,029,689
Morgan Stanley
5.50% due 01/26/20	2,150,000	2,440,553
5.50% due 07/24/20	1,950,000	2,218,936
Bank of America Corp.
5.63% due 07/01/20	3,350,000	3,845,451
Barclays Bank PLC
5.13% due 01/08/20	1,850,000	2,090,321
5.14% due 10/14/20	1,350,000	1,483,165
American International Group, Inc.
6.40% due 12/15/20	1,550,000	1,862,380
3.38% due 08/15/20	1,500,000	1,565,505
Credit Suisse AG
5.40% due 01/14/20	1,340,000	1,509,881
4.38% due 08/05/20	1,250,000	1,367,199
UBS AG
4.88% due 08/04/20	2,100,000	2,365,409
PNC Funding Corp.
5.13% due 02/08/20	1,350,000	1,532,274
4.38% due 08/11/20	700,000	768,970
Royal Bank of Scotland PLC
5.63% due 08/24/20	1,800,000	2,073,181
HCP, Inc.
5.38% due 02/01/21	1,450,000	1,632,025
2.63% due 02/01/20	350,000	348,292
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	1,700,000	1,778,540
HSBC Bank USA NA
4.88% due 08/24/20	1,500,000	1,669,689
Prudential Financial, Inc.
5.38% due 06/21/20	800,000	910,638
4.50% due 11/15/20	600,000	658,070
Ford Motor Credit Company LLC
8.13% due 01/15/20	1,200,000	1,503,461
Citigroup, Inc.
5.38% due 08/09/20	1,300,000	1,488,549
Simon Property Group, LP
4.38% due 03/01/21	1,000,000	1,099,170
Nomura Holdings, Inc.
6.70% due 03/04/20	900,000	1,073,828
HSBC USA, Inc.
5.00% due 09/27/20	800,000	884,713
Ameriprise Financial, Inc.
5.30% due 03/15/20	700,000	801,391
Berkshire Hathaway Finance
2.90% due 10/15/20	750,000	775,739
American Towers Corp.
5.05% due 09/01/20	700,000	766,406
Boston Properties, LP
5.63% due 11/15/20	650,000	748,112
Charles Schwab Corp.
4.45% due 07/22/20	650,000	723,405
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	600,000	682,892
Aon Corp.
5.00% due 09/30/20	600,000	675,396
Travelers Companies, Inc.
3.90% due 11/01/20	550,000	595,154
Aegon Funding Co. LLC
5.75% due 12/15/20	500,000	580,704
CNA Financial Corp.
5.88% due 08/15/20	500,000	576,681
Bank of New York Mellon Corp.
4.60% due 01/15/20	500,000	557,078
Digital Realty Trust, LP
5.88% due 02/01/201	350,000	395,148
ERP Operating, LP
4.75% due 07/15/20	300,000	334,311
Discover Bank
7.00% due 04/15/20	250,000	298,717
NASDAQ OMX Group, Inc.
5.55% due 01/15/20	250,000	278,183
Lazard Group LLC
4.25% due 11/14/20	250,000	266,444
Manulife Financial Corp.
4.90% due 09/17/20	200,000	221,037
Northern Trust Corp.
3.45% due 11/04/20	200,000	213,497
Ventas Realty, LP/Ventas Capital Corp.
2.70% due 04/01/20	200,000	199,636
ProLogis, LP
6.88% due 03/15/20	91,000	107,571
Total Financial		67,603,140
Consumer, Non-cyclical - 17.2%
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	2,350,000	2,685,094
5.00% due 04/15/20	1,080,000	1,218,162
Coca-Cola Co.
2.45% due 11/01/20	1,500,000	1,527,219
3.15% due 11/15/20	1,000,000	1,053,471
See notes to financial statements.
106 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Non-cyclical - 17.2% (continued)
PepsiCo, Inc.
4.50% due 01/15/20	$1,380,000	$1,540,809
3.13% due 11/01/20	950,000	993,046
Medtronic, Inc.
4.45% due 03/15/20	1,100,000	1,212,005
4.13% due 03/15/21	900,000	975,324
Mondelez International, Inc.
5.38% due 02/10/20	1,200,000	1,370,766
Merck & Co., Inc.
3.88% due 01/15/21	1,200,000	1,299,487
Novartis Capital Corp.
4.40% due 04/24/20	1,150,000	1,284,242
Boston Scientific Corp.
6.00% due 01/15/20	950,000	1,085,836
Aetna, Inc.
3.95% due 09/01/20	900,000	963,346
Lorillard Tobacco Co.
6.88% due 05/01/20	800,000	951,699
Allergan, Inc.
3.38% due 09/15/20	900,000	915,537
Diageo Capital PLC
4.83% due 07/15/20	800,000	898,498
WellPoint, Inc.
4.35% due 08/15/20	800,000	875,182
Covidien International Financial SA
4.20% due 06/15/20	800,000	869,153
Philip Morris International, Inc.
4.50% due 03/26/20	750,000	834,785
Amgen, Inc.
3.45% due 10/01/20	800,000	833,601
Life Technologies Corp.
6.00% due 03/01/20	710,000	818,886
Kraft Foods Group, Inc.
5.38% due 02/10/20	700,000	800,531
Abbott Laboratories
4.13% due 05/27/20	700,000	768,996
Coca-Cola Enterprises
3.50% due 09/15/20	700,000	729,910
Becton Dickinson and Co.
3.25% due 11/12/20	700,000	723,465
Kellogg Co.
4.00% due 12/15/20	650,000	703,279
Stryker Corp.
4.38% due 01/15/20	600,000	661,454
CR Bard, Inc.
4.40% due 01/15/21	600,000	660,078
Laboratory Corp. of America Holdings
4.63% due 11/15/20	600,000	652,706
Avon Products, Inc.
4.60% due 03/15/20	600,000	564,906
McKesson Corp.
4.75% due 03/01/21	500,000	554,613
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	500,000	552,305
Cardinal Health, Inc.
4.63% due 12/15/20	500,000	551,304
Celgene Corp.
3.95% due 10/15/20	500,000	533,504
Johnson & Johnson
2.95% due 09/01/20	450,000	472,918
Moody’s Corp.
5.50% due 09/01/20	350,000	402,386
Quest Diagnostics, Inc.
4.75% due 01/30/20	350,000	381,948
Safeway, Inc.
3.95% due 08/15/20	350,000	355,948
Kroger Co.
6.15% due 01/15/20	300,000	351,858
Medco Health Solutions, Inc.
4.13% due 09/15/20	300,000	322,130
Total Consumer, Non-cyclical		34,950,387
Communications - 14.8%
Verizon Communications, Inc.
4.50% due 09/15/20	4,400,000	4,819,662
2.63% due 02/21/202	3,000,000	3,007,623
Cisco Systems, Inc.
4.45% due 01/15/20	2,800,000	3,109,456
NBCUniversal Media LLC
5.15% due 04/30/20	1,850,000	2,123,088
America Movil SAB de CV
5.00% due 03/30/20	1,900,000	2,117,474
Time Warner Cable, Inc.
5.00% due 02/01/20	1,750,000	1,959,956
4.13% due 02/15/21	50,000	53,749
Telefonica Emisiones SAU
5.13% due 04/27/20	1,440,000	1,610,256
Comcast Corp.
5.15% due 03/01/20	1,400,000	1,602,973
Time Warner, Inc.
4.88% due 03/15/20	1,400,000	1,548,463
DIRECTV Holdings LLC/DIRECTV Finance Co., Inc.
5.20% due 03/15/20	1,350,000	1,518,867
Discovery Communications LLC
5.05% due 06/01/20	1,250,000	1,383,814
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
4.60% due 02/15/21	1,200,000	1,305,450
Omnicom Group, Inc.
4.45% due 08/15/20	1,000,000	1,090,930
Expedia, Inc.
5.95% due 08/15/20	750,000	845,956

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Communications - 14.8% (continued)
Symantec Corp.
4.20% due 09/15/20	$700,000	$724,808
CBS Corporation
5.75% due 04/15/20	600,000	686,913
eBay, Inc.
3.25% due 10/15/20	500,000	512,119
Total Communications		30,021,557
Energy - 12.5%
Williams Partners, LP
5.25% due 03/15/20	1,450,000	1,608,496
4.13% due 11/15/20	500,000	524,965
Enterprise Products Operating LLC
5.20% due 09/01/20	1,100,000	1,239,042
5.25% due 01/31/20	600,000	676,377
BP Capital Markets PLC
4.50% due 10/01/20	1,450,000	1,581,928
Total Capital SA
4.45% due 06/24/20	1,300,000	1,440,247
ConocoPhillips
6.00% due 01/15/20	1,150,000	1,351,424
Kinder Morgan Energy Partners, LP
5.30% due 09/15/20	600,000	660,802
6.85% due 02/15/20	550,000	645,674
Occidental Petroleum Corp.
4.10% due 02/01/21	1,200,000	1,294,921
Valero Energy Corp.
6.13% due 02/01/20	1,050,000	1,211,917
EOG Resources, Inc.
4.40% due 06/01/20	800,000	876,007
2.45% due 04/01/20	300,000	300,867
TransCanada PipeLines Ltd.
3.80% due 10/01/20	1,050,000	1,106,555
Energy Transfer Partners, LP
4.15% due 10/01/20	1,000,000	1,047,425
Buckeye Partners, LP
4.88% due 02/01/21	950,000	1,019,755
Chevron Corp.
2.43% due 06/24/20	1,000,000	1,014,932
Shell International Finance BV
4.38% due 03/25/20	900,000	1,000,050
Transocean, Inc.
6.50% due 11/15/201	1,000,000	990,746
Pride International, Inc.
6.88% due 08/15/20	800,000	931,338
Nabors Industries, Inc.
5.00% due 09/15/20	800,000	847,181
Weatherford International Ltd.
5.13% due 09/15/20	750,000	803,468
Plains All American Pipeline, LP
5.75% due 01/15/20	500,000	575,592
Plains All American Pipeline/PAA Finance Corp.
5.00% due 02/01/21	500,000	558,870
Apache Corp.
3.63% due 02/01/21	500,000	520,770
El Paso Pipeline Part Operating Co. LLC
6.50% due 04/01/20	450,000	518,463
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	450,000	497,318
Enbridge Energy Partners, LP
5.20% due 03/15/20	400,000	446,480
Talisman Energy, Inc.
3.75% due 02/01/21	200,000	193,895
Total Energy		25,485,505
Basic Materials - 5.3%
Dow Chemical Co.
4.25% due 11/15/20	1,850,000	2,002,222
Rockwood Specialties Group, Inc.
4.63% due 10/15/20	1,300,000	1,363,375
Freeport-McMoRan Copper & Gold, Inc.
3.10% due 03/15/20	1,300,000	1,295,782
Rio Tinto Finance USA Ltd.
3.50% due 11/02/20	1,150,000	1,198,257
CF Industries, Inc.
7.13% due 05/01/20	941,000	1,134,737
El du Pont de Nemours & Co.
4.63% due 01/15/20	900,000	1,003,361
Alcoa, Inc.
6.15% due 08/15/20	870,000	985,191
Allegheny Technologies, Inc.
5.95% due 01/15/21	550,000	555,458
Plum Creek Timberlands LP
4.70% due 03/15/21	500,000	542,991
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	450,000	502,329
PPG Industries, Inc.
3.60% due 11/15/20	200,000	209,976
Total Basic Materials		10,793,679
Industrial - 4.9%
Raytheon Co.
3.13% due 10/15/20	900,000	938,424
4.40% due 02/15/20	700,000	774,736
L-3 Communications Corp.
4.95% due 02/15/21	800,000	877,717
4.75% due 07/15/20	750,000	816,281
United Technologies Corp.
4.50% due 04/15/20	1,250,000	1,397,669
Waste Management, Inc.
4.75% due 06/30/20	800,000	887,549
John Deere Capital Corp.
1.70% due 01/15/20	850,000	830,075

See notes to financial statements.
108 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Industrial - 4.9% (continued)
Republic Services, Inc.
5.00% due 03/01/20	$702,000	$785,295
CSX Corp.
3.70% due 10/30/20	700,000	745,389
Agilent Technologies, Inc.
5.00% due 07/15/20	550,000	599,427
Masco Corp.
7.13% due 03/15/20	500,000	578,750
Union Pacific Corp.
4.00% due 02/01/21	500,000	549,240
Boeing Co.
4.88% due 02/15/20	100,000	113,644
Total Industrial		9,894,196
Consumer, Cyclical - 4.8%
Wal-Mart Stores, Inc.
3.25% due 10/25/20	1,800,000	1,900,187
3.63% due 07/08/20	1,650,000	1,771,221
Target Corp.
3.88% due 07/15/20	1,150,000	1,244,487
Johnson Controls, Inc.
5.00% due 03/30/20	800,000	889,129
AutoZone, Inc.
4.00% due 11/15/20	700,000	749,639
Carnival Corp.
3.95% due 10/15/20	700,000	740,279
Toyota Motor Credit Corp.
4.50% due 06/17/20	650,000	723,014
Home Depot, Inc.
3.95% due 09/15/20	500,000	549,211
Nordstrom, Inc.
4.75% due 05/01/20	450,000	502,227
Newell Rubbermaid, Inc.
4.70% due 08/15/20	350,000	379,800
O’Reilly Automotive, Inc.
4.88% due 01/14/21	300,000	331,276
Total Consumer, Cyclical		9,780,470
Technology - 3.8%
EMC Corp.
2.65% due 06/01/20	2,000,000	2,010,030
Hewlett-Packard Co.
3.75% due 12/01/20	1,500,000	1,541,657
International Business Machines Corp.
1.63% due 05/15/20	1,300,000	1,257,786
Adobe Systems, Inc.
4.75% due 02/01/20	1,000,000	1,110,759
Oracle Corp.
3.88% due 07/15/20	900,000	975,429
Microsoft Corp.
3.00% due 10/01/20	800,000	844,621
Total Technology		7,740,282
Utilities - 2.2%
Pacific Gas & Electric Co.
3.50% due 10/01/20	906,000	950,983
Commonwealth Edison Co.
4.00% due 08/01/20	800,000	868,392
Duke Energy Indiana, Inc.
3.75% due 07/15/20	600,000	641,773
Constellation Energy Group, Inc.
5.15% due 12/01/20	510,000	568,074
Exelon Generation Co. LLC
4.00% due 10/01/20	492,000	518,742
NiSource Finance
5.45% due 09/15/20	450,000	514,883
Progress Energy, Inc.
4.40% due 01/15/21	370,000	405,482
Total Utilities		4,468,329
Total Corporate Bonds
(Cost $198,671,384)		200,737,545

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.6%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	1,151,600	$1,151,600
Total Securities Lending Fund
(Cost $1,151,600)		1,151,600
Total Investments - 99.2%
(Cost $199,822,984)		$201,889,145
Other Assets & Liabilities, net - 0.8%		1,590,388
Total Net Assets - 100.0%		$203,479,532

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	All or portion of this security is on loan at November 30, 2014 - See Note 2.

2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $3,007,623 (cost $3,008,595), or 1.5% of total net assets.

3	Securities lending collateral - See Note 2.

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

Country Diversification
% of
Country	Corporate Bonds
United States	83.4%
United Kingdom	4.4%
Switzerland	3.3%
Belgium	1.9%
Mexico	1.3%
Canada	1.0%
Japan	0.9%
Spain	0.8%
Netherlands	0.8%
France	0.7%
Australia	0.6%
Cayman Islands	0.5%
Bermuda	0.4%
Total Corporate Bonds	100.0%

See notes to financial statements.
110 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.5%
Financial - 34.4%
General Electric Capital Corp.
4.63% due 01/07/21	$1,050,000	$1,176,090
4.65% due 10/17/21	900,000	1,010,577
5.30% due 02/11/21	725,000	828,911
Morgan Stanley
5.50% due 07/28/21	1,200,000	1,378,197
5.75% due 01/25/21	1,050,000	1,212,558
JPMorgan Chase & Co.
4.63% due 05/10/21	1,150,000	1,271,917
4.35% due 08/15/21	1,100,000	1,197,935
Wells Fargo & Co.
4.60% due 04/01/21	1,300,000	1,444,443
3.00% due 01/22/21	450,000	461,509
Ford Motor Credit Co., LLC
5.88% due 08/02/21	900,000	1,047,882
5.75% due 02/01/21	700,000	805,449
Goldman Sachs Group, Inc.
5.25% due 07/27/21	1,500,000	1,692,995
Bank of America Corp.
5.00% due 05/13/21	1,000,000	1,116,464
5.88% due 01/05/21	450,000	523,571
BNP Paribas
5.00% due 01/15/21	1,300,000	1,470,736
HSBC Finance Corp.
6.68% due 01/15/21	1,100,000	1,306,884
HSBC Holdings plc
5.10% due 04/05/21	1,000,000	1,136,512
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50% due 01/11/21	800,000	887,488
Capital One Financial Corp.
4.75% due 07/15/21	700,000	776,158
Bank of New York Mellon Corp.
3.55% due 09/23/21	575,000	602,373
4.15% due 02/01/21	100,000	108,895
Bank of Nova Scotia
2.80% due 07/21/21	500,000	503,106
4.38% due 01/13/21	100,000	111,049
Simon Property Group, LP
4.13% due 12/01/21	550,000	599,152
Kimco Realty Corp.
3.20% due 05/01/21	500,000	507,033
Branch Banking & Trust Co.
2.85% due 04/01/21	500,000	506,383
US Bancorp
4.13% due 05/24/21	450,000	491,808
Royal Bank of Scotland PLC
6.13% due 01/11/21	400,000	473,567
ERP Operating, LP
4.63% due 12/15/21	350,000	386,518
BlackRock, Inc.
4.25% due 05/24/21	350,000	385,332
Genworth Holdings, Inc.
7.63% due 09/24/21	350,000	359,707
Health Care REIT, Inc.
5.25% due 01/15/22	300,000	334,032
Lloyds TSB Bank PLC
6.38% due 01/21/21	250,000	301,935
Prologis, LP
3.35% due 02/01/21	250,000	254,751
Air Lease Corp.
3.88% due 04/01/21	250,000	252,188
Jefferies Group LLC
6.88% due 04/15/21	200,000	233,168
KeyCorp
5.10% due 03/24/21	200,000	225,452
Willis Group Holdings PLC
5.75% due 03/15/21	200,000	224,588
MetLife, Inc.
4.75% due 02/08/21	200,000	223,203
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	200,000	221,243
State Street Corp.
4.38% due 03/07/21	200,000	221,129
Ventas Realty, LP/Ventas Capital Corp.
4.75% due 06/01/21	200,000	218,508
Progressive Corp.
3.75% due 08/23/21	200,000	213,857
American Tower REIT, Inc.
5.90% due 11/01/21	100,000	113,294
Berkshire Hathaway, Inc.
3.75% due 08/15/21	100,000	107,680
Boston Properties, LP
4.13% due 05/15/21	100,000	107,013
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	50,000	55,737
Northern Trust Corp.
3.38% due 08/23/21	50,000	52,816
Total Financial		29,141,793

Communications - 12.8%
Verizon Communications, Inc.
4.60% due 04/01/21	650,000	711,520
3.50% due 11/01/21	600,000	618,824
3.45% due 03/15/21	400,000	414,606
NBCUniversal Media, LLC
4.38% due 04/01/21	900,000	995,740
Telefonica Emisiones SAU
5.46% due 02/16/21	800,000	906,146
Time Warner, Inc.
4.70% due 01/15/21	500,000	550,134
4.75% due 03/29/21	300,000	330,611

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Communications - 12.8% (continued)
AT&T, Inc.
3.88% due 08/15/21	$500,000	$526,796
4.45% due 05/15/21	300,000	327,287
Walt Disney Co.
2.75% due 08/16/21	600,000	613,526
3.75% due 06/01/21	100,000	108,175
Time Warner Cable, Inc.
4.13% due 02/15/21	440,000	472,989
4.00% due 09/01/21	200,000	213,524
DIRECTV Holdings LLC
5.00% due 03/01/21	550,000	609,258
Orange SA
4.13% due 09/14/21	500,000	539,438
Qwest Corp.
6.75% due 12/01/21	450,000	519,255
Cisco Systems, Inc.
2.90% due 03/04/21	500,000	516,873
Discovery Communications
4.38% due 06/15/21	350,000	373,670
News America, Inc.
4.50% due 02/15/21	300,000	329,391
Vodafone Group plc
4.38% due 03/16/21	300,000	325,837
Google, Inc.
3.63% due 05/19/21	300,000	323,040
Viacom, Inc.
3.88% due 12/15/21	200,000	208,072
4.50% due 03/01/21	100,000	107,778
WPP Finance 2010
4.75% due 11/21/21	200,000	220,549
Total Communications		10,863,039
Consumer, Non-cyclical - 12.4%
Amgen, Inc.
3.88% due 11/15/21	650,000	688,766
4.10% due 06/15/21	500,000	535,177
Gilead Sciences, Inc.
4.40% due 12/01/21	700,000	772,550
4.50% due 04/01/21	300,000	332,519
Unilever Capital Corp.
4.25% due 02/10/21	700,000	779,178
Altria Group, Inc.
4.75% due 05/05/21	700,000	777,157
Sanofi 4 3/29/2021
4.00% due 03/29/21	700,000	761,939
Express Scripts Holding Co.
4.75% due 11/15/21	575,000	636,221
ADT Corp.
6.25% due 10/15/211	500,000	525,000
Kroger Co.
3.30% due 01/15/21	450,000	461,481
Campbell Soup Co.
4.25% due 04/15/21	400,000	433,176
Cigna Corp.
4.00% due 02/15/22	400,000	421,742
Coca-Cola Co.
3.30% due 09/01/21	400,000	421,585
General Mills, Inc.
3.15% due 12/15/21	400,000	410,126
Coventry Health Care, Inc.
5.45% due 06/15/21	350,000	403,245
Aetna, Inc.
4.13% due 06/01/21	350,000	378,718
WellPoint, Inc.
3.70% due 08/15/21	350,000	368,526
Smucker (J.M.) Co.
3.50% due 10/15/21	300,000	313,856
Archer-Daniels-Midland Co.
4.48% due 03/01/21	200,000	221,418
Quest Diagnostics, Inc.
4.70% due 04/01/21	200,000	218,583
Becton Dickinson and Co.
3.13% due 11/08/21	200,000	200,695
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/21	100,000	109,478
AmerisourceBergen Corp.
3.50% due 11/15/21	100,000	103,884
PepsiCo, Inc.
3.00% due 08/25/21	100,000	102,863
Philip Morris International, Inc.
2.90% due 11/15/21	100,000	101,387
UnitedHealth Group, Inc.
3.38% due 11/15/21	50,000	52,592
Total Consumer, Non-cyclical		10,531,862
Energy - 10.2%
BP Capital Markets PLC
4.74% due 03/11/21	700,000	779,856
3.56% due 11/01/21	200,000	207,189
Ensco PLC
4.70% due 03/15/21	900,000	945,942
Total Capital SA
2.75% due 06/19/21	400,000	404,629
4.13% due 01/28/21	250,000	274,115
4.25% due 12/15/21	200,000	220,175
Noble Energy, Inc.
4.15% due 12/15/21	700,000	738,473
Marathon Petroleum Corp.
5.13% due 03/01/21	650,000	717,118
Energy Transfer Partners, LP
5.20% due 02/01/22	450,000	492,300
4.65% due 06/01/21	200,000	212,437

See notes to financial statements.
112 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Energy - 10.2% (continued)
Kinder Morgan Energy Partners, LP
3.50% due 03/01/21	$500,000	$500,627
Transocean, Inc.
6.38% due 12/15/212	450,000	448,885
Williams Partners, LP
4.00% due 11/15/21	400,000	414,160
El Paso Pipeline Part Operating Co. LLC
5.00% due 10/01/21	350,000	379,361
Enbridge Energy Partners, LP
4.20% due 09/15/21	300,000	319,682
Western Gas Partners, LP
5.38% due 06/01/21	200,000	223,593
Magellan Midstream Partners, LP
4.25% due 02/01/21	200,000	217,851
EOG Resources, Inc.
4.10% due 02/01/21	200,000	214,980
Devon Energy Corp.
4.00% due 07/15/21	200,000	208,989
Canadian Natural Resources Ltd.
3.45% due 11/15/21	200,000	204,989
Talisman Energy, Inc.
3.75% due 02/01/21	200,000	193,895
Equities Corp.
4.88% due 11/15/21	100,000	108,637
EnCana Corp.
3.90% due 11/15/21	100,000	104,021
Baker Hughes, Inc.
3.20% due 08/15/21	100,000	102,531
Total Energy		8,634,435
Basic Materials - 7.2%
Rio Tinto Finance USA Ltd.
4.13% due 05/20/21	450,000	477,716
3.75% due 09/20/21	450,000	468,103
LyondellBasell Industries NV
6.00% due 11/15/21	700,000	825,135
Dow Chemical Co.
4.13% due 11/15/21	700,000	748,641
International Paper Co.
7.50% due 08/15/21	350,000	437,840
4.75% due 02/15/22	200,000	219,000
EI du Pont de Nemours & Co.
3.63% due 01/15/21	600,000	637,396
Alcoa, Inc.
5.40% due 04/15/21	550,000	597,420
Ecolab, Inc.
4.35% due 12/08/21	350,000	384,474
Kinross Gold Corp.
5.13% due 09/01/21	350,000	336,486
Barrick North America Finance, LLC
4.40% due 05/30/21	325,000	335,298
Teck Resources Ltd.
4.50% due 01/15/21	200,000	207,528
Praxair, Inc. 3 9/1/2021
3.00% due 09/01/21	200,000	204,381
E. I. du Pont de Nemours & Co.
4.25% due 04/01/21	100,000	110,815
Praxair, Inc.
4.05% due 03/15/21	50,000	54,274
Rio Tinto Finance USA plc
3.50% due 03/22/22	50,000	50,712
Total Basic Materials		6,095,219
Technology - 7.0%
Hewlett-Packard Co.
4.30% due 06/01/21	550,000	575,892
4.38% due 09/15/21	450,000	475,835
4.65% due 12/09/21	400,000	426,762
Apple, Inc.
2.85% due 05/06/21	1,000,000	1,026,226
Intel Corp.
3.30% due 10/01/21	700,000	735,265
Applied Materials, Inc.
4.30% due 06/15/21	550,000	601,782
Xerox Corp.
4.50% due 05/15/21	500,000	536,585
Oracle Corp.
2.80% due 07/08/21	500,000	507,485
NetApp, Inc.
3.38% due 06/15/21	500,000	506,463
International Business Machines Corp.
2.90% due 11/01/21	450,000	458,882
Microsoft Corp.
4.00% due 02/08/21	100,000	110,567
Total Technology		5,961,744
Industrial - 6.8%
Thermo Fisher Scientific, Inc.
4.50% due 03/01/21	600,000	651,456
3.60% due 08/15/21	400,000	413,600
Lockheed Martin Corp.
3.35% due 09/15/21	700,000	731,927
John Deere Capital Corp.
3.90% due 07/12/21	500,000	539,702
3.15% due 10/15/21	100,000	103,572
United Parcel Service, Inc.
3.13% due 01/15/21	600,000	627,778
Caterpillar, Inc.
3.90% due 05/27/21	500,000	542,049
Republic Services, Inc.
5.25% due 11/15/21	300,000	343,295
Honeywell International, Inc.
4.25% due 03/01/21	300,000	334,905

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Industrial - 6.8% (continued)
Fluor Corp.
3.38% due 09/15/21	$265,000	$272,549
Danaher Corp.
3.90% due 06/23/21	250,000	271,257
Xylem, Inc.
4.88% due 10/01/21	200,000	220,169
Northrop Grumman Corp.
3.50% due 03/15/21	200,000	209,806
Norfolk Southern Corp.
3.25% due 12/01/21	200,000	206,636
Energizer Holdings, Inc.
4.70% due 05/19/21	165,000	170,450
PerkinElmer, Inc.
5.00% due 11/15/21	100,000	109,398
Joy Global, Inc.
5.13% due 10/15/21	50,000	55,326
Total Industrial		5,803,875
Consumer, Cyclical - 5.8%
Toyota Motor Credit Corp.
3.40% due 09/15/21	600,000	632,399
4.25% due 01/11/21	200,000	220,310
Lowe’s Companies, Inc.
3.75% due 04/15/21	350,000	378,438
3.80% due 11/15/21	350,000	377,228
Gap, Inc.
5.95% due 04/12/21	450,000	513,475
Home Depot, Inc.
4.40% due 04/01/21	450,000	502,987
Best Buy Co., Inc.
5.50% due 03/15/211	350,000	360,500
Wal-Mart Stores, Inc.
4.25% due 04/15/21	300,000	332,042
Johnson Controls, Inc.
4.25% due 03/01/21	300,000	324,685
Tupperware Brands Corp.
4.75% due 06/01/21	300,000	323,259
TJX Companies, Inc.
2.75% due 06/15/21	300,000	302,684
CVS Caremark Corp.
4.13% due 05/15/21	200,000	217,411
Nordstrom, Inc.
4.00% due 10/15/21	200,000	215,186
Kohl’s Corp.
4.00% due 11/01/21	200,000	209,106
Total Consumer, Cyclical		4,909,710
Utilities - 1.9%
Dominion Resources, Inc.
4.45% due 03/15/21	350,000	384,376
Duke Energy Carolinas, LLC
3.90% due 06/15/21	300,000	325,475
Duke Energy Corp.
3.55% due 09/15/21	300,000	314,866
Puget Energy, Inc.
6.00% due 09/01/21	200,000	234,795
Ohio Power Co.
5.38% due 10/01/21	100,000	116,786
Southern Cal Edison
3.88% due 06/01/21	100,000	108,703
Duke Energy Progress, Inc.
3.00% due 09/15/21	100,000	102,878
Total Utilities		1,587,879
Total Corporate Bonds
(Cost $82,380,188)		83,529,556

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.9%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	728,800	$728,800
Total Securities Lending Fund
(Cost $728,800)		728,800
Total Investments - 99.4%
(Cost $83,108,988)		$84,258,356
Other Assets & Liabilities, net - 0.6%		509,969
Total Net Assets - 100.0%		$84,768,325

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	All or portion of this security is on loan at November 30, 2014 - See Note 2.

2	Security is segregated as collateral for open written option contracts.

3	Securities lending collateral - See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

See notes to financial statements.
114 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

Country Diversification
% of
Country	Corporate Bonds
United States	83.2%
United Kingdom	5.3%
France	4.4%
Netherlands	2.1%
Canada	2.0%
Australia	1.1%
Spain	1.1%
Cayman Islands	0.5%
Ireland	0.3%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.5%
Financial - 29.6%
JPMorgan Chase & Co.
3.25% due 09/23/22	$1,100,000	$1,115,242
4.50% due 01/24/22	700,000	769,445
Goldman Sachs Group, Inc.
5.75% due 01/24/22	1,300,000	1,506,603
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	776,000	828,921
3.95% due 11/09/22	500,000	510,630
Citigroup, Inc.
4.50% due 01/14/22	900,000	985,349
4.05% due 07/30/22	200,000	208,367
Bank of America Corp.
5.70% due 01/24/22	900,000	1,048,604
Berkshire Hathaway
3.00% due 05/15/22	500,000	506,551
3.40% due 01/31/22	400,000	418,005
UBS AG
7.63% due 08/17/22	750,000	892,573
Wells Fargo & Co.
3.50% due 03/08/22	760,000	794,278
HSBC Holdings plc
4.88% due 01/14/22	450,000	505,400
4.00% due 03/30/22	200,000	214,299
Barclays Bank plc
7.63% due 11/21/22	650,000	718,656
General Electric Capital Corp.
3.15% due 09/07/22	700,000	716,534
US Bancorp
2.95% due 07/15/22	500,000	496,993
3.00% due 03/15/22	200,000	203,522
American International Group, Inc.
4.88% due 06/01/22	600,000	673,346
Royal Bank of Scotland Group plc
6.13% due 12/15/22	550,000	602,360
CME Group, Inc.
3.00% due 09/15/22	500,000	510,195
Morgan Stanley
4.88% due 11/01/22	450,000	486,163
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.25% due 03/01/22	200,000	210,390
3.25% due 08/15/22	200,000	197,407
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	250,000	256,148
PNC Bank North America
2.70% due 11/01/22	250,000	242,194
Voya Financial, Inc.
5.50% due 07/15/22	200,000	226,265
Hartford Financial Services Group, Inc.
5.13% due 04/15/22	200,000	225,518
Hospitality Properties Trust
5.00% due 08/15/22	200,000	213,311
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	200,000	213,204
Ford Motor Credit Co., LLC
4.25% due 09/20/22	200,000	211,989
American Tower Corp.
4.70% due 03/15/22	200,000	210,843
PNC Funding Corp.
3.30% due 03/08/22	200,000	205,685
American Express Co.
2.65% due 12/02/22	200,000	196,050
Bank of Montreal
2.55% due 11/06/22	200,000	194,813
People’s United Financial, Inc.
3.65% due 12/06/22	100,000	100,819
Total Financial		17,616,672
Consumer, Non-cyclical - 16.3%
AbbVie, Inc.
2.90% due 11/06/22	1,000,000	979,904
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	900,000	876,217
Novartis Capital Corp.
2.40% due 09/21/22	700,000	692,174
Covidien International Finance S.A.
3.20% due 06/15/22	500,000	506,061
Aetna, Inc.
2.75% due 11/15/22	500,000	486,412
Actavis, Inc.
3.25% due 10/01/22	450,000	440,264
Kraft Foods Group, Inc.
3.50% due 06/06/22	400,000	413,662
GlaxoSmithKline Capital plc
2.85% due 05/08/22	400,000	401,763
Altria Group, Inc.
2.85% due 08/09/22	400,000	389,487
UnitedHealth Group, Inc.
2.88% due 03/15/22	350,000	352,137
Diageo Investment Corp.
2.88% due 05/11/22	350,000	350,841
Express Scripts Holding Co.
3.90% due 02/15/22	300,000	314,999
PepsiCo, Inc.
2.75% due 03/05/22	300,000	300,017
Block Financial LLC
5.50% due 11/01/22	200,000	218,034
Tyson Foods, Inc.
4.50% due 06/15/22	200,000	217,201
Amgen, Inc.
3.63% due 05/15/22	200,000	206,618
Laboratory Corporation of America Holdings
3.75% due 08/23/22	200,000	203,673

See notes to financial statements.
116 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Consumer, Non-cyclical - 16.3% (continued)
Celgene Corp.
3.25% due 08/15/22	$200,000	$201,915
Medtronic, Inc.
3.13% due 03/15/22	200,000	201,906
Clorox Co.
3.05% due 09/15/22	200,000	200,444
WellPoint, Inc.
3.13% due 05/15/22	200,000	200,080
Procter & Gamble Co.
2.30% due 02/06/22	200,000	198,506
Humana, Inc.
3.15% due 12/01/22	200,000	197,647
Reynolds American, Inc.
3.25% due 11/01/22	200,000	196,651
Philip Morris International, Inc.
2.50% due 08/22/22	200,000	195,193
Merck & Co., Inc.
2.40% due 09/15/22	200,000	194,932
Baxter International, Inc.
2.40% due 08/15/22	200,000	191,550
ADT Corp.
3.50% due 07/15/22	200,000	175,500
Moody’s Corp.
4.50% due 09/01/22	100,000	107,574
Bristol-Myers Squibb Co.
2.00% due 08/01/22	100,000	94,326
Total Consumer, Non-cyclical		9,705,688
Energy - 14.0%
BP Capital Markets plc
3.25% due 05/06/22	600,000	599,056
2.50% due 11/06/22	200,000	188,668
Continental Resources, Inc.
5.00% due 09/15/22	700,000	721,853
Phillips 66
4.30% due 04/01/22	650,000	695,527
Devon Energy Corp.
3.25% due 05/15/22	600,000	601,588
Enterprise Products Operating LLC
4.05% due 02/15/22	500,000	530,133
Chevron Corp.
2.36% due 12/05/22	400,000	389,313
TransCanada PipeLines Ltd.
2.50% due 08/01/22	400,000	385,760
Total Capital International S.A.
2.88% due 02/17/22	350,000	351,040
Murphy Oil Corp.
4.00% due 06/01/22	200,000	195,579
3.70% due 12/01/22	100,000	95,854
Cenovus Energy, Inc.
3.00% due 08/15/22	250,000	244,950
Husky Energy, Inc.
3.95% due 04/15/22	200,000	206,656
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.65% due 06/01/22	200,000	204,889
Western Gas Partners, LP
4.00% due 07/01/22	200,000	204,807
Rowan Companies, Inc.
4.88% due 06/01/22	200,000	204,494
Southwestern Energy Co.
4.10% due 03/15/22	200,000	202,901
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	200,000	201,435
Apache Corp.
3.25% due 04/15/22	200,000	201,346
Newfield Exploration Co.
5.75% due 01/30/22	185,000	199,338
Williams Partners, LP
3.35% due 08/15/22	200,000	194,179
ConocoPhillips Co.
2.40% due 12/15/22	200,000	193,735
ONEOK Partners, LP
3.38% due 10/01/22	200,000	193,312
National Oilwell Varco, Inc.
2.60% due 12/01/22	200,000	192,365
Marathon Oil Corp.
2.80% due 11/01/22	200,000	190,812
Transocean, Inc.
3.80% due 10/15/221	200,000	172,952
Occidental Petroleum Corp.
3.13% due 02/15/22	150,000	149,624
Pioneer Natural Resources Co.
3.95% due 07/15/22	100,000	101,157
Weatherford International Ltd.
4.50% due 04/15/22	100,000	99,045
ONEOK, Inc.
4.25% due 02/01/22	100,000	99,029
Shell International Finance BV
2.38% due 08/21/22	100,000	97,825
Total Energy		8,309,222
Communications - 11.5%
AT&T, Inc.
3.00% due 02/15/22	400,000	398,737
2.63% due 12/01/22	400,000	383,786
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
3.80% due 03/15/22	600,000	616,175
21st Century Fox America, Inc.
3.00% due 09/15/22	600,000	598,176
America Movil SAB de CV
3.13% due 07/16/22	600,000	596,280
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Communications - 11.5% (continued)
Verizon Communications, Inc.
2.45% due 11/01/22	$600,000	$569,212
Time Warner, Inc.
4.00% due 01/15/22	400,000	419,724
3.40% due 06/15/22	100,000	101,404
Omnicom Group, Inc.
3.63% due 05/01/22	500,000	515,039
Molson Coors Brewing Co.
3.50% due 05/01/22	500,000	507,545
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	200,000	210,150
WPP Finance
3.63% due 09/07/22	200,000	204,153
CBS Corp.
3.38% due 03/01/22	200,000	201,942
Motorola Solutions, Inc.
3.75% due 05/15/22	200,000	201,177
Discovery Communications LLC
3.30% due 05/15/22	200,000	198,057
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	200,000	197,878
Amazon.com, Inc.
2.50% due 11/29/22	200,000	190,966
eBay, Inc.
2.60% due 07/15/22	200,000	189,743
Vodafone Group plc
2.50% due 09/26/22	200,000	188,805
Comcast Cable Communications Holdings, Inc.
9.46% due 11/15/22	100,000	144,307
Comcast Corp.
3.13% due 07/15/22	100,000	102,429
Walt Disney Co.
2.35% due 12/01/22	100,000	97,860
Total Communications		6,833,545
Industrial - 11.4%
General Electric Co.
2.70% due 10/09/22	1,100,000	1,096,984
United Technologies Corp.
3.10% due 06/01/22	900,000	924,044
Deere & Co.
2.60% due 06/08/22	500,000	496,156
Eaton Corp.
2.75% due 11/02/22	450,000	442,471
Owens Corning
4.20% due 12/15/22	350,000	354,213
Jabil Circuit, Inc.
4.70% due 09/15/22	250,000	250,625
John Deere Capital Corp.
2.75% due 03/15/22	250,000	250,507
Union Pacific Corp.
4.16% due 07/15/22	200,000	220,148
Koninklijke Philips N.V.
3.75% due 03/15/22	200,000	208,162
Energizer Holdings, Inc.
4.70% due 05/24/22	200,000	205,855
Norfolk Southern Corp.
3.00% due 04/01/22	200,000	202,311
Burlington Northern Santa Fe LLC
3.05% due 09/01/22	200,000	201,889
Caterpillar Financial Services Corp.
2.85% due 06/01/22	200,000	200,891
ABB Finance USA, Inc.
2.88% due 05/08/22	200,000	200,747
Stanley Black & Decker, Inc.
2.90% due 11/01/22	200,000	199,453
United Parcel Service, Inc.
2.45% due 10/01/22	200,000	196,299
3M Co.
2.00% due 06/26/22	200,000	193,566
Raytheon Co.
2.50% due 12/15/22	150,000	146,901
FedEx Corp.
2.63% due 08/01/22	150,000	146,789
General Dynamics Corp.
2.25% due 11/15/22	150,000	144,950
Republic Services, Inc.
3.55% due 06/01/22	100,000	102,896
Flowserve Corp.
3.50% due 09/15/22	100,000	100,999
Waste Management, Inc.
2.90% due 09/15/22	100,000	99,179
Caterpillar, Inc.
2.60% due 06/26/22	100,000	99,124
Pentair Finance S.A.
3.15% due 09/15/22	100,000	98,983
Total Industrial		6,784,142
Basic Materials - 6.2%
Freeport-McMoRan, Inc.
3.55% due 03/01/22	700,000	683,394
Rio Tinto Finance USA plc
2.88% due 08/21/22	450,000	432,919
3.50% due 03/22/22	150,000	152,135
Teck Resources Ltd.
4.75% due 01/15/22	400,000	408,242
Newmont Mining Corp.
3.50% due 03/15/22	400,000	375,284
Agrium, Inc.
3.15% due 10/01/22	300,000	294,393
Praxair, Inc.
2.20% due 08/15/22	300,000	286,824
Alcoa, Inc.
5.87% due 02/23/22	200,000	222,013

See notes to financial statements.
118 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Basic Materials - 6.2% (continued)
Nucor Corp.
4.13% due 09/15/22	$200,000	$215,525
Eastman Chemical Co.
3.60% due 08/15/22	200,000	204,880
Dow Chemical Co.
3.00% due 11/15/22	200,000	197,923
Barrick Gold Corp.
3.85% due 04/01/22	200,000	195,754
Total Basic Materials		3,669,286
Consumer, Cyclical - 4.5%
CVS Health Corp.
2.75% due 12/01/22	450,000	440,626
Wyndham Worldwide Corp.
4.25% due 03/01/22	350,000	358,320
Autozone, Inc.
3.70% due 04/15/22	300,000	310,111
Macy’s Retail Holdings, Inc.
3.88% due 01/15/22	250,000	262,395
Walgreen Co.
3.10% due 09/15/22	250,000	249,328
Toyota Motor Credit Corp.
3.30% due 01/12/22	200,000	209,112
NVR, Inc.
3.95% due 09/15/22	200,000	206,618
Lowe’s Companies, Inc.
3.12% due 04/15/22	200,000	205,946
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.38% due 03/15/22	200,000	204,000
Target Corp.
2.90% due 01/15/22	200,000	201,810
Total Consumer, Cyclical		2,648,266
Technology - 3.4%
Oracle Corp.
2.50% due 10/15/22	850,000	827,465
International Business Machines Corp.
1.88% due 08/01/22	350,000	325,995
Intel Corp.
2.70% due 12/15/22	300,000	298,522
Hewlett-Packard Co.
4.05% due 09/15/22	200,000	203,687
Microsoft Corp.
2.13% due 11/15/22	200,000	194,851
Fidelity National Information Services, Inc.
5.00% due 03/15/22	150,000	158,716
Total Technology		2,009,236
Utilities - 1.6%
NiSource Finance Corp.
6.13% due 03/01/22	250,000	299,306
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	200,000	253,817
Duke Energy Progress, Inc.
2.80% due 05/15/22	200,000	200,416
Sempra Energy
2.88% due 10/01/22	200,000	194,594
Total Utilities		948,133
Total Corporate Bonds
(Cost $57,429,330)		58,524,190

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.2%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	145,600	$145,600
Total Securities Lending Fund
(Cost $145,600)		145,600
Total Investments - 98.7%
(Cost $57,574,930)		58,669,790
Other Assets & Liabilities, net - 1.3%		795,436
Total Net Assets - 100.0%		$59,465,226

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	All or portion of this security is on loan at November 30, 2014 - See Note 2.

2	Securities lending collateral - See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

Country Diversification
% of Long-Term
Country	Investments
United States	78.1%
United Kingdom	7.8%
Canada	3.3%
Netherlands	2.8%
Switzerland	2.7%
Belgium	1.5%
Mexico	1.0%
Luxembourg	0.9%
France	0.6%
Japan	0.4%
Sweden	0.4%
Cayman Islands	0.3%
Bermuda	0.2%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.4%
Financial - 29.6%
Bank of America Corp.
4.10% due 07/24/23	$200,000	$211,033
3.30% due 01/11/23	200,000	200,366
Boston Properties LP
3.85% due 02/01/23	200,000	207,763
3.13% due 09/01/23	200,000	196,497
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands
4.63% due 12/01/23	250,000	265,432
Royal Bank of Scotland plc
6.00% due 12/19/23	200,000	217,608
Well Fargo & Co.
4.13% due 08/15/23	200,000	210,467
State Street Corp.
3.70% due 11/20/23	200,000	209,987
Citigroup, Inc.
3.88% due 10/25/23	200,000	208,424
Morgan Stanley
4.10% due 05/22/23	200,000	204,058
Goldman Sachs Group Inc.
3.63% due 01/22/23	200,000	203,351
General Electric Capital Corp.
3.10% due 01/09/23	200,000	202,883
JP Morgan Chase & Co.
3.38% due 05/01/23	200,000	197,058
Total Financial		2,734,927
Consumer, Non-cyclical - 15.1%
Coca-Cola Co.
3.20% due 11/01/23	200,000	206,286
2.50% due 04/01/23	200,000	196,096
UnitedHealth Group, Inc.
2.88% due 03/15/23	200,000	199,063
2.75% due 02/15/23	200,000	196,688
Merck & Co., Inc.
2.80% due 05/18/23	200,000	199,718
Zoetis, Inc.
3.25% due 02/01/23	200,000	195,653
Diageo Capital plc
2.63% due 04/29/23	200,000	194,795
Total Consumer, Non-cyclical		1,388,299
Communications - 13.6%
Verizon Communication, Inc.
5.15% due 09/15/23	400,000	450,010
Viacom, Inc.
4.25% due 09/01/23	200,000	208,787
Time Warner Entertainment Co., LP
8.38% due 03/15/23	150,000	203,483
Rogers Communications, Inc.
3.00% due 03/15/23	200,000	195,978
Vodacom Group plc
2.95% due 02/19/23	200,000	193,613
Total Communications		1,251,871
Energy - 12.8%
BP Capital Markets plc
3.99% due 09/26/23	200,000	208,656
2.75% due 05/10/23	200,000	191,402
Schlumberger Investment S.A.
3.65% due 12/01/23	200,000	210,282
Chevron Corp.
3.19% due 06/24/23	200,000	205,782
Continental Resources, Inc.
4.50% due 04/15/23	200,000	204,314
Shell International Finance BV
3.40% due 08/12/23	150,000	156,205
Total Energy		1,176,641
Technology - 7.6%
International Business Machines Corp.
3.38% due 08/01/23	200,000	205,159
Microsoft Corp.
2.38% due 05/01/23	200,000	197,307
Apple Inc.
2.40% due 05/03/23	200,000	195,230
Oracle Corp.
3.63% due 07/15/23	100,000	105,110
Total Technology		702,806
Consumer, Cyclical - 6.6%
CVS Health Corp.
4.00% due 12/05/23	200,000	211,767
Home Depot, Inc.
2.70% due 04/01/23	200,000	198,170
Wal-Mart Stores, Inc.
2.55% due 04/11/23	200,000	197,047
Total Consumer, Cyclical		606,984
Basic Materials - 6.4%
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23	200,000	197,081
Goldcorp, Inc.
3.70% due 03/15/23	200,000	196,742
Barrick Gold Corp.
4.10% due 05/01/23	200,000	195,968
Total Basic Materials		589,791
Industrial - 4.5%
Burlington Northern Santa Fe, LLC
3.85% due 09/01/23	200,000	211,144
3.00% due 03/15/23	200,000	198,923
Total Industrial		410,067

See notes to financial statements.
120 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Utilities - 2.2%
FirstEnergy Corp.
4.25% due 03/15/23	$200,000	$203,645
Total Investments - 98.4%
(Cost $8,951,836)		9,065,031
Other Assets & Liabilities, net - 1.6%		147,152
Total Net Assets - 100.0%		$9,212,183

††	Value determined based on Level 2 inputs —See Note 4.

BV	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

plc	Public Limited Company

SA	Corporation

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

Country Diversification
% of Long-Term
Country	Investments
United States	75.4%
United Kingdom	11.1%
Canada	6.5%
Netherlands	4.7%
Luxembourg	2.3%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 98.3%
Financial - 39.5%
Bank of America Corp.
4.13% due 01/22/24	$200,000	$210,035
4.00% due 04/01/24	200,000	209,373
American Tower Corp.
5.00% due 02/15/24	200,000	213,529
American International Group, Inc.
4.13% due 02/15/24	200,000	213,012
Fifth Third Bancorp
4.30% due 01/16/24	200,000	209,789
JP Morgan Chase Funding
3.88% due 02/01/24	200,000	209,687
HSBC Holdings plc
4.25% due 03/14/24	200,000	208,230
Goldman Sachs Group Inc.
4.00% due 03/03/24	200,000	207,534
Morgan Stanley
3.88% due 04/29/24	200,000	206,468
Metlife Inc.
3.60% due 04/10/24	200,000	205,621
BlackRock Inc.
3.50% due 03/18/24	200,000	205,614
JPMorgan Chase & Co.
3.63% due 05/13/24	200,000	205,501
Barclays Bank PLC
3.75% due 05/15/24	200,000	205,471
CNA Financial Corp.
3.95% due 05/15/24	200,000	205,464
Bank of New York Mellon Corp.
3.40% due 05/15/24	200,000	205,358
Boston Properties LP
3.80% due 02/01/24	200,000	205,040
PNC Financial Services Group, Inc.
3.90% due 04/29/24	200,000	204,256
Royal Bank of Scotland Group plc
5.12% due 05/28/24	100,000	102,156
Total Financial		3,632,138
Consumer, Non-cyclical - 18.2%
Moody’s Corp.
4.88% due 02/15/24	200,000	219,174
Mondelez International, Inc.
4.00% due 02/01/24	200,000	209,962
PepsiCo, Inc.
3.60% due 03/01/24	200,000	209,257
Gilead Sciences, Inc.
3.70% due 04/01/24	200,000	209,128
Altira Group Inc
4.00% due 01/31/24	200,000	208,587
Anheuser - Busch InBev Finance Inc
3.70% due 02/01/24	200,000	208,546
Novartis Capital Corp.
3.40% due 05/06/24	200,000	207,585
Celgene Corp.
3.63% due 05/15/24	200,000	203,394
Total Consumer, Non-cyclical		1,675,633
Energy - 17.1%
Total Capital International S.A.
3.75% due 04/10/24	200,000	209,670
3.70% due 01/15/24	200,000	207,868
Kerr-McGee Corp.
6.95% due 07/01/24	200,000	247,655
Newfield Exploration Co.
5.63% due 07/01/24	200,000	212,500
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	200,000	208,526
BP Capital Markets plc
3.81% due 02/10/24	200,000	205,861
El Paso Pipeling Partners Operating Co
4.30% due 05/01/24	200,000	200,948
Williams Partners LP
4.30% due 03/04/24	75,000	77,492
Total Energy		1,570,520
Communications - 8.0%
DirectTV Holdings LLC
4.45% due 04/01/24	200,000	210,944
Verizon Communication, Inc.
4.15% due 03/15/24	200,000	210,808
AT&T Inc.
3.90% due 03/11/241	200,000	207,416
Comcast Corp.
3.60% due 03/01/24	100,000	104,573
Total Communications		733,741
Industrial - 4.5%
Thermo Fisher Scientific
4.15% due 02/01/24	200,000	211,412
Caterpillar Inc.
3.40% due 05/15/24	200,000	207,065
Total Industrial		418,477
Technology - 4.5%
Apple Inc.
3.45% due 05/06/24	200,000	208,612
International Business Machines Corp.
3.63% due 02/12/24	200,000	208,519
Total Technology		417,131

See notes to financial statements.
122 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 98.3% (continued)
Basic Materials - 2.5%
LyondellBasell Industries NV
5.75% due 04/15/24	$200,000	$233,338
Utilities - 2.3%
Duke Energy Corp.
3.75% due 04/15/24	200,000	209,352
Consumer, Cyclical - 1.7%
Delphi Corp.
4.15% due 03/15/24	150,000	155,975
Total Corporate Bonds
(Cost $8,874,233)		9,046,305

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 1.8%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	169,600	$169,600
Total Securities Lending Fund
(Cost $169,600)		169,600
Total Investments - 100.1%
(Cost $9,043,833)		$9,215,905
Other Assets & Liabilities, net - (0.1)%		(13,780)
Total Net Assets - 100.0%		$9,202,125

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	All or portion of this security is on loan at November 30, 2014 - See Note 2.

2	Securities lending collateral - See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.

Country Diversification
% of
Country	Corporate Bonds
United States	82.5%
United Kingdom	8.0%
France	4.6%
Netherlands	2.6%
Canada	2.3%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

	Face
	Amount	Value
U.S. TREASURY BILLS†† - 78.9%
United States Treasury Bill
0.00% due 12/18/14	$358,000,000	$357,996,778
Total U.S. Treasury Bills
(Cost $357,997,865)		357,996,778
CORPORATE BONDS†† - 17.0%
Consumer, Non-cyclical - 6.4%
Valeant Pharmaceuticals International, Inc.
6.88% due 12/01/181	7,688,000	7,995,519
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	5,572,000	5,836,670
ConvaTec Healthcare E SA
10.50% due 12/15/181	5,220,000	5,533,200
Pilgrim’s Pride Corp.
7.88% due 12/15/18	5,074,000	5,292,182
Jaguar Holding Company II / Jaguar Merger Sub, Inc.
9.50% due 12/01/191	3,950,000	4,261,063
Total Consumer, Non-cyclical		28,918,634
Energy - 3.3%
Energy XXI Gulf Coast, Inc.
9.25% due 12/15/17	7,042,000	6,337,800
Regency Energy Partners, LP
6.88% due 12/01/18	5,104,000	5,285,830
Cloud Peak Energy Resources, LLC / Cloud Peak
Energy Finance Corp.
8.50% due 12/15/19	3,398,000	3,528,823
Total Energy		15,152,453
Industrial - 2.5%
Ainsworth Lumber Co. Ltd.
7.50% due 12/15/171	3,937,000	4,094,480
Koppers, Inc.
7.88% due 12/01/19	2,980,000	3,123,040
Nortek, Inc.
10.00% due 12/01/18	2,384,000	2,521,080
AM Castle & Co.
12.75% due 12/15/16	1,750,000	1,741,250
Total Industrial		11,479,850
Financial - 2.1%
Ally Financial, Inc.
6.75% due 12/01/14	9,324,000	9,324,000
Total Financial		9,324,000
Consumer, Cyclical - 1.8%
Seneca Gaming Corp. 8.25 12/1/2018
8.25% due 12/01/181	3,034,000	3,159,153
Interface, Inc.
7.63% due 12/01/18	2,883,000	2,992,929
99 Cents Only Stores 11 12/15/2019
11.00% due 12/15/19	949,000	1,029,664
Boyd Gaming Corp.
9.13% due 12/01/18	750,000	787,500
Total Consumer, Cyclical		7,969,246
Communications - 0.9%
PAETEC Holding Corp.
9.88% due 12/01/18	4,045,000	4,281,633
Total Corporate Bonds
(Cost $78,112,938)		77,125,816
Total Investments - 95.9%
(Cost $436,110,803)		435,122,594
Other Assets & Liabilities, net - 4.1%		18,702,593
Total Net Assets - 100.0%		$453,825,187

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $30,880,085 (cost $30,775,612), or 6.8% of total net assets.

LLC	Limited Liability Company

LP	Limited Partnership

Country Diversification
% of Long-Term
Country	Investments
United States	87.5%
Luxembourg	7.2%
Canada	5.3%
Total Long-Term Investments	100.0%

See notes to financial statements.
124 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 97.0%
Consumer, Non-cyclical - 25.1%
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
9.88% due 08/15/19	$20,004,000	$21,654,329
7.87% due 08/15/19	15,450,000	16,492,875
Valeant Pharmaceuticals International, Inc.
6.75% due 08/15/181	13,777,000	14,758,610
7.50% due 07/15/211	12,027,000	13,034,261
7.00% due 10/01/201	7,739,000	8,164,645
Kinetics Concept, Inc. / KCI USA, Inc.
10.50% due 11/01/18	16,546,000	18,366,060
12.50% due 11/01/19	3,750,000	4,162,500
CHS/Community Health Systems, Inc.
8.00% due 11/15/19	19,768,000	21,201,179
United Rentals North America, Inc.
5.75% due 07/15/18	8,491,000	8,915,550
8.38% due 09/15/202	8,201,000	8,857,080
HCA Holdings, Inc.
7.75% due 05/15/21	14,787,000	15,896,025
Hertz Corp.
6.75% due 04/15/19	13,107,000	13,598,512
Endo Finance LLC & Endo Finco, Inc.
7.00% due 07/15/191	6,178,000	6,494,623
7.00% due 12/15/201	5,611,000	5,898,564
Tenet Healthcare Corp.
8.00% due 08/01/20	7,425,000	7,907,625
HCA, Inc.
6.38% due 01/15/15	7,173,000	7,217,831
Ceridian LLC
8.88% due 07/15/191	6,293,000	7,016,695
FTI Consulting, Inc.
6.75% due 10/01/20	5,781,000	6,113,408
Iron Mountain, Inc.
7.75% due 10/01/19	5,608,000	6,042,620
Omnicare, Inc.
7.75% due 06/01/20	5,407,000	5,799,008
Fresenius US Finance II, Inc.
9.00% due 07/15/151	5,405,000	5,621,200
Hologic, Inc.
6.25% due 08/01/20	4,896,000	5,094,900
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/191	5,455,000	5,045,875
LifePoint Hospitals, Inc.
6.63% due 10/01/20	4,031,000	4,282,938
Healthsouth Corp.
7.75% due 09/15/22	3,430,000	3,687,250
HealthSouth Corp.
8.13% due 02/15/20	3,153,000	3,318,533
Jarden Corp.
6.13% due 11/15/22	3,153,000	3,306,709
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.75% due 03/15/20	2,419,000	2,660,900
Alere, Inc.
7.25% due 07/01/18	2,140,000	2,273,750
United Surgical Partners International, Inc.
9.00% due 04/01/20	1,276,000	1,378,080
DJO Finance LLC / DJO Finance Corp.
8.75% due 03/15/18	664,000	700,520
RR Donnelley & Sons Co.
5.50% due 05/15/152	615,000	625,763
ResCare, Inc.
10.75% due 01/15/19	79,000	84,333
Total Consumer, Non-cyclical		255,672,751
Consumer, Cyclical - 16.7%
Chrysler Group LLC / CG Company-Issuer, Inc.
8.00% due 06/15/19	27,020,000	28,776,299
HD Supply, Inc.
8.13% due 04/15/19	12,302,000	13,396,877
11.50% due 07/15/20	534,000	621,443
Algeco Scotsman Global Finance plc
8.50% due 10/15/181	11,500,000	11,931,249
Goodyear Tire & Rubber Co.
8.25% due 08/15/20	10,931,000	11,778,153
Hanesbrands, Inc.
6.38% due 12/15/20	10,761,000	11,508,889
Sally Holdings LLC / Sally Capital, Inc.
6.88% due 11/15/19	8,849,000	9,468,430
AMC Entertainment, Inc.
9.75% due 12/01/20	7,056,000	7,849,800
MGM Resorts International
6.63% due 07/15/15	7,590,000	7,798,725
Rite Aid Corp.
8.00% due 08/15/20	6,806,000	7,333,465
Levi Strauss & Co.
7.63% due 05/15/202	6,334,000	6,745,710
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.25% due 08/20/19	5,976,000	6,215,040
Tenneco, Inc.
6.88% due 12/15/20	5,755,000	6,157,850
Asbury Automotive Group, Inc.
8.38% due 11/15/20	4,152,000	4,633,840
BrightStar Corp.
7.25% due 08/01/181	4,000,000	4,330,000
Lennar Corp.
5.60% due 05/31/15	4,208,000	4,292,160
Oshkosh Corp.
8.50% due 03/01/20	3,853,000	4,074,548

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 125

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Consumer, Cyclical - 16.7% (continued)
Tops Holding Corp. / Tops Markets, LLC
8.88% due 12/15/17	$3,702,000	$3,831,570
Seven Seas Cruises S de RL LLC
9.13% due 05/15/19	3,153,000	3,432,671
Mobile Mini, Inc.
7.88% due 12/01/20	3,078,000	3,308,850
Rivers Pittsburgh Borrower, LP/Rivers Pittsburgh
Finance Corp.
9.50% due 06/15/191	3,083,000	3,306,518
Lear Corp.
8.13% due 03/15/20	2,964,000	3,119,610
Pinnacle Entertainment, Inc.
8.75% due 05/15/20	1,835,000	1,961,156
7.50% due 04/15/21	895,000	950,938
Dana Holding Corp.
6.50% due 02/15/19	1,585,000	1,652,363
KB Home
6.25% due 06/15/15	907,000	929,675
Beazer Homes USA, Inc.
6.63% due 04/15/18	534,000	562,035
Allison Transmission, Inc.
7.13% due 05/15/191	234,000	246,870
Total Consumer, Cyclical		170,214,734
Communications - 15.6%
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20	21,340,000	22,700,424
7.25% due 04/01/19	14,066,000	14,769,300
Univision Communications, Inc.
6.88% due 05/15/191	12,361,000	13,009,953
7.88% due 11/01/201	8,591,000	9,310,496
8.50% due 05/15/211	8,412,000	9,084,960
Level 3 Financing, Inc.
8.13% due 07/01/19	12,540,000	13,417,799
9.38% due 04/01/19	6,491,000	6,953,484
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38% due 06/01/20	8,263,000	8,872,395
8.13% due 04/30/20	7,692,000	8,172,750
Level 3 Communications, Inc.
11.88% due 02/01/19	6,806,000	7,341,973
8.88% due 06/01/19	4,990,000	5,364,250
Zayo Group LLC / Zayo Capital, Inc.
8.13% due 01/01/20	8,496,000	9,101,340
DISH DBS Corp.
7.75% due 05/31/15	6,806,000	7,052,718
Unitymedia Hessen GmbH & Co. KG /
Unitymedia NRW GmbH
7.50% due 03/15/191	5,945,000	6,286,838
Syniverse Holdings, Inc.
9.13% due 01/15/19	5,855,000	6,133,113
Windstream Corp.
7.75% due 10/15/20	4,773,000	5,033,129
Ymobile Corp.
8.25% due 04/01/181	4,200,000	4,441,500
Gannett Co., Inc.
6.38% due 09/01/15	1,585,000	1,636,513
New York Times Co.
5.00% due 03/15/15	192,000	194,160
Total Communications		158,877,095
Energy - 10.1%
Linn Energy LLC / Linn Energy Finance Corp.
8.63% due 04/15/20	13,174,000	11,988,339
CONSOL Energy, Inc.
8.25% due 04/01/20	10,749,000	11,353,631
EP Energy LLC / Everest Acquisition Finance, Inc.
6.88% due 05/01/19	9,041,000	9,470,448
Kodiak Oil & Gas Corp.
8.13% due 12/01/19	7,874,000	8,503,920
Precision Drilling Corp.
6.62% due 11/15/20	7,566,000	7,414,680
MarkWest Energy Partners, LP / MarkWest
Energy Finance Corp.
6.75% due 11/01/20	6,890,000	7,251,724
Regency Energy Partners, LP / Regency
Energy Finance Corp.
8.37% due 06/01/191	6,440,000	6,778,100
Range Resources Corp.
6.75% due 08/01/20	6,022,000	6,368,265
Newfield Exploration Co.
6.88% due 02/01/20	5,388,000	5,596,785
Bill Barrett Corp.
7.63% due 10/01/19	5,455,000	5,250,438
Crestwood Midstream Partners, LP / Crestwood
Midstream Finance Corp.
7.75% due 04/01/19	4,921,000	5,130,143
Chaparral Energy, Inc.
9.88% due 10/01/202	4,187,000	4,333,545
Berry Petroleum Co.
6.75% due 11/01/20	4,047,000	3,743,475
SandRidge Energy, Inc.
8.75% due 01/15/20	3,670,000	3,082,800
Energy XXI Gulf Coast, Inc.
7.75% due 06/15/19	2,942,000	2,368,310
Hercules Offshore, Inc.
10.25% due 04/01/191,2	2,869,000	1,764,435
NGPL PipeCo LLC
9.63% due 06/01/191,2	1,001,000	1,078,578
Kinder Morgan, Inc.
5.15% due 03/01/15	951,000	958,934

See notes to financial statements.
126 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Energy - 10.1% (continued)
Oasis Petroleum, Inc.
7.25% due 02/01/19	$134,000	$127,300
Total Energy		102,563,850
Industrial - 7.7%
CNH Industrial Capital LLC
3.88% due 11/01/15	8,169,000	8,271,113
Ardagh Packaging Finance plc
9.13% due 10/15/201	7,500,000	8,118,749
B/E Aerospace, Inc.
6.88% due 10/01/20	7,403,000	8,023,000
Manitowoc Co., Inc.
8.50% due 11/01/20	7,169,000	7,814,210
Huntington Ingalls Industries, Inc.
6.88% due 03/15/18	7,367,000	7,753,768
Ball Corp.
6.75% due 09/15/20	5,954,000	6,236,815
Lafarge S.A.
6.20% due 07/09/151	4,962,000	5,117,063
Alliant Techsystems, Inc.
6.88% due 09/15/20	4,656,000	4,993,560
Spirit AeroSystems, Inc.
6.75% due 12/15/20	4,638,000	4,939,470
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
9.13% due 10/15/201	4,000,000	4,310,000
US Concrete, Inc.
8.50% due 12/01/18	3,500,000	3,762,500
Dynacast International LLC / Dynacast Finance, Inc.
9.25% due 07/15/19	2,959,000	3,180,925
Esterline Technologies Corp.
7.00% due 08/01/20	2,714,000	2,870,055
Anixter, Inc.
5.95% due 03/01/15	2,077,000	2,092,578
Covanta Holding Corp.
7.25% due 12/01/20	1,439,000	1,536,133
Total Industrial		79,019,939
Financial - 7.7%
Ally Financial, Inc.
8.30% due 02/12/15	17,707,000	17,950,470
4.63% due 06/26/15	14,598,000	14,835,218
CIT Group, Inc.
4.75% due 02/15/151	13,360,000	13,451,850
Realogy Group LLC
7.88% due 02/15/191,2	8,741,000	9,210,829
International Lease Finance Corp.
8.63% due 09/15/15	8,364,000	8,792,655
Kennedy-Wilson, Inc.
8.75% due 04/01/19	4,916,000	5,261,349
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/192	4,387,000	4,748,928
Provident Funding Associates, LP
10.13% due 02/15/191	2,968,000	3,160,920
Royal Bank of Scotland Group plc
5.05% due 01/08/15	684,000	686,554
Springleaf Finance Corp.
5.40% due 12/01/15	117,000	120,803
Zions Bancorporation
6.00% due 09/15/15	100,000	103,304
Total Financial		78,322,880
Technology - 6.3%
Infor US, Inc.
9.37% due 04/01/19	10,720,000	11,634,415
11.50% due 07/15/18	6,249,000	6,920,768
CDW LLC / CDW Finance Corp.
8.50% due 04/01/19	10,331,000	11,015,428
SunGard Data Systems, Inc.
7.63% due 11/15/20	8,400,000	8,988,000
Freescale Semiconductor, Inc.
10.75% due 08/01/20	5,239,000	5,775,998
8.05% due 02/01/20	2,704,000	2,879,760
First Data Corp.
8.88% due 08/15/201	6,923,000	7,459,533
Epicor Software Corp.
8.63% due 05/01/19	5,940,000	6,281,550
Dell, Inc.
2.30% due 09/10/15	3,153,000	3,174,283
Total Technology		64,129,735
Basic Materials - 5.9%
Novelis, Inc.
8.75% due 12/15/20	14,463,000	15,764,670
ArcelorMittal
4.25% due 08/05/15	10,459,000	10,668,179
Huntsman International LLC
8.63% due 03/15/21	6,086,000	6,633,740
AK Steel Corp.
8.75% due 12/01/18	5,238,000	5,598,112
Steel Dynamics, Inc.
7.63% due 03/15/20	5,111,000	5,379,328
Thompson Creek Metals Co., Inc.
9.75% due 12/01/172	4,395,000	4,730,119
Edgen Murray Corp.
8.75% due 11/01/201	3,464,000	3,814,730
PolyOne Corp.
7.38% due 09/15/20	3,353,000	3,579,328
Essar Steel Algoma, Inc.
9.38% due 03/15/151,2	1,585,000	1,582,623
Ineos Finance plc
8.38% due 02/15/191	1,200,000	1,285,500
7.50% due 05/01/201	200,000	210,750

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Basic Materials - 5.9% (continued)
Taminco Global Chemical Corp.
9.75% due 03/31/201	$808,000	$889,810
Total Basic Materials		60,136,889
Utilities - 1.9%
NRG Energy, Inc.
8.25% due 09/01/20	13,227,000	14,252,092
AES Corp.
7.75% due 10/15/15	4,467,000	4,701,518
Total Utilities		18,953,610
Total Corporate Bonds
(Cost $991,900,908)		987,891,483

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.4%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	24,870,056	$24,870,056
Total Securities Lending Fund
(Cost $24,870,056)		24,870,056
Total Investments - 99.4%
(Cost $1,016,770,964)		1,012,761,539
Other Assets & Liabilities, net - 0.6%		5,915,005
Total Net Assets - 100.0%		$1,018,676,544

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $196,216,328 (cost $198,566,551), or 19.3% of total net assets.

2	All or portion of this security is on loan at November 30, 2014 - See Note 2.

3	Securities lending collateral - See Note 2.

plc	Public Limited Company

Country Diversification
% of Long-Term
Country	Investments
United States	87.5%
Luxembourg	4.9%
Canada	2.4%
United Kingdom	1.4%
Ireland	1.3%
Germany	1.2%
France	0.5%
Japan	0.4%
Panama	0.4%
Total Long-Term Investments	100.0%

See notes to financial statements.
128 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 96.8%
Consumer, Cyclical - 19.2%
Chrysler Group, LLC / CG Co.-Issuer, Inc.
8.25% due 06/15/21	$24,900,000	$27,887,999
HD Supply, Inc.
7.50% due 07/15/20	10,134,000	10,742,040
11.50% due 07/15/20	8,240,000	9,589,300
11.00% due 04/15/20	6,368,000	7,323,200
MGM Resorts International
7.50% due 06/01/16	6,235,000	6,694,520
10.00% due 11/01/16	2,740,000	3,096,200
6.88% due 04/01/161	2,770,000	2,943,125
Rite Aid Corp.
9.25% due 03/15/20	8,020,000	8,862,100
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	5,812,000	6,131,660
Jaguar Land Rover Automotive plc
8.13% due 05/15/212	4,500,000	4,978,125
Tempur Sealy International, Inc.
6.88% due 12/15/20	4,380,000	4,719,450
Boyd Gaming Corp.
9.00% due 07/01/20	4,208,000	4,486,780
Wolverine World Wide, Inc.
6.13% due 10/15/20	4,250,000	4,462,500
Dana Holding Corp.
6.75% due 02/15/21	4,134,000	4,413,045
Suburban Propane Partners Limited Partnership/
Suburban Energy Finance Corp.
7.37% due 08/01/21	3,869,000	4,101,140
National CineMedia LLC
7.88% due 07/15/21	2,724,000	2,887,440
Sabre Holdings Corp.
8.35% due 03/15/16	2,400,000	2,580,000
DR Horton, Inc.
6.50% due 04/15/16	2,200,000	2,351,250
Standard Pacific Corp.
10.75% due 09/15/16	1,675,000	1,926,250
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.50% due 05/20/21	1,763,000	1,824,705
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	1,400,000	1,487,500
Lennar Corp.
6.50% due 04/15/16	1,230,000	1,297,650
Quiksilver, Inc. / QS Wholesale, Inc.
7.88% due 08/01/181,2	480,000	429,600
Icon Health & Fitness, Inc.
11.88% due 10/15/162	230,000	222,525
Total Consumer, Cyclical		125,438,104
Industrial - 15.4%
Building Materials Corporation of America
6.75% due 05/01/212	9,244,000	9,971,964
USG Corp.
6.30% due 11/15/16	5,205,000	5,491,275
7.88% due 03/30/202	3,570,000	3,873,450
Berry Plastics Corp.
9.75% due 01/15/21	6,960,000	7,795,199
Nortek, Inc.
8.50% due 04/15/21	7,162,000	7,734,960
Sealed Air Corp.
8.38% due 09/15/212	6,805,000	7,689,650
Crown Americas LLC / Crown Americas Capital
Corporation III
6.25% due 02/01/21	6,980,000	7,372,625
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21	5,920,000	6,460,200
Summit Materials LLC / Summit Materials Finance Corp.
10.50% due 01/31/20	5,149,000	5,754,008
CNH Industrial Capital LLC
6.25% due 11/01/16	5,257,000	5,565,849
ADS Waste Holdings, Inc.
8.25% due 10/01/20	5,245,000	5,533,475
Beverage Packaging Holdings Luxembourg II S.A. /
Beverage Packaging Holdings II
5.63% due 12/15/162	4,750,000	4,773,750
Owens-Brockway Glass Container, Inc.
7.38% due 05/15/16	4,200,000	4,520,250
Louisiana-Pacific Corp.
7.50% due 06/01/20	3,830,000	4,136,400
Bombardier, Inc.
4.25% due 01/15/162	3,980,000	4,084,475
Hanson Ltd.
6.13% due 08/15/16	3,265,000	3,501,713
Park-Ohio Industries, Inc.
8.13% due 04/01/21	2,412,000	2,604,960
CNH Industrial America LLC
7.25% due 01/15/16	2,010,000	2,115,525
Lafarge S.A.
6.50% due 07/15/16	1,010,000	1,085,750
Packaging Dynamics Corp.
8.75% due 02/01/162	380,000	385,700
Vulcan Materials Co.
6.50% due 12/01/16	320,000	346,800
Total Industrial		100,797,978
Energy - 14.1%
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	15,928,000	17,480,979
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp.
6.25% due 06/15/22	4,835,000	5,100,925
6.50% due 08/15/21	4,308,000	4,534,170

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 96.8% (continued)
Energy - 14.1% (continued)
Samson Investment Co.
9.75% due 02/15/20	$14,265,000	$8,309,363
Atwood Oceanics, Inc.
6.50% due 02/01/20	6,000,000	5,580,000
Concho Resources, Inc.
7.00% due 01/15/21	5,270,000	5,467,625
Peabody Energy Corp.
7.38% due 11/01/16	5,180,000	5,400,150
Targa Resources Partners LP / Targas Resources
Finance Corp.
6.88% due 02/01/21	5,025,000	5,339,063
Kinder Morgan Finance Company LLC
5.70% due 01/05/16	4,550,000	4,771,198
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/20	3,798,000	4,006,890
Oasis Petroleum, Inc.
6.50% due 11/01/21	3,867,000	3,760,658
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	3,550,000	3,621,000
Chaparral Energy, Inc.
8.25% due 09/01/21	3,600,000	3,474,000
Midstates Petroleum Co., Inc. / Midstates
Petroleum Co., LLC
10.75% due 10/01/20	3,830,000	3,332,100
Regency Energy Partners LP / Regency Energy
Finance Corp.
6.50% due 07/15/21	2,880,000	3,009,600
Penn Virginia Resource Partners Limited Partnership /
Penn Virginia Resource Finance Corp.
8.37% due 06/01/20	2,654,000	2,892,860
Denbury Resources, Inc.
6.38% due 08/15/21	2,640,000	2,666,400
Chesapeake Energy Corp.
3.25% due 03/15/16	2,200,000	2,197,250
CGG S.A.
6.50% due 06/01/211	1,000,000	900,000
Range Resources Corp.
5.75% due 06/01/21	480,000	506,400
Total Energy		92,350,631
Consumer, Non-cyclical - 13.3%
United Rentals North America, Inc.
7.38% due 05/15/20	7,570,000	8,213,449
8.25% due 02/01/21	6,180,000	6,751,650
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
6.87% due 02/15/21	9,000,000	9,551,250
9.88% due 08/15/19	500,000	541,250
Valeant Pharmaceuticals International
6.38% due 10/15/202	8,100,000	8,434,206
HCA, Inc.
6.50% due 02/15/16	5,968,000	6,273,860
Hertz Corp.
7.38% due 01/15/21	5,198,000	5,509,880
Chiquita Brands International Incorporated /
Chiquita Brands LLC
7.88% due 02/01/21	4,600,000	5,008,250
Live Nation Entertainment, Inc.
7.00% due 09/01/202	4,511,000	4,826,770
Endo Finance LLC & Endo Finco, Inc.
7.25% due 01/15/222	4,330,000	4,654,750
Constellation Brands, Inc.
7.25% due 09/01/16	4,030,000	4,412,850
Spectrum Brands, Inc.
6.75% due 03/15/20	3,850,000	4,076,188
SUPERVALU, Inc.
8.00% due 05/01/16	3,623,000	3,958,128
American Achievement Corp.
10.88% due 04/15/161,2	3,260,000	3,198,875
Prestige Brands, Inc.
8.13% due 02/01/20	2,880,000	3,103,200
Dean Foods Co.
7.00% due 06/01/16	2,490,000	2,661,188
Universal Health Services, Inc.
7.13% due 06/30/16	1,575,000	1,706,906
Elizabeth Arden, Inc.
7.38% due 03/15/211	1,440,000	1,353,600
American Seafoods Group LLC / American
Seafoods Finance, Inc.
10.75% due 05/15/161,2	1,440,000	1,288,800
RR Donnelley & Sons Co.
8.60% due 08/15/16	1,050,000	1,162,875
Total Consumer, Non-cyclical		86,687,925
Communications - 13.1%
Sprint Communications, Inc.
6.00% due 12/01/16	16,450,000	17,426,718
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	10,190,000	10,966,988
DISH DBS Corp.
7.13% due 02/01/16	9,520,000	10,138,800
Level 3 Financing, Inc.
8.63% due 07/15/20	8,244,000	9,006,570
Equinix, Inc.
7.00% due 07/15/21	7,180,000	8,131,350
AMC Networks, Inc.
7.75% due 07/15/21	6,805,000	7,434,463
Alcatel-Lucent USA, Inc.
8.87% due 01/01/202	5,200,000	5,681,000

See notes to financial statements.
130 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 96.8% (continued)
Communications - 13.1% (continued)
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	$4,940,000	$5,576,025
Harron Communications, LP/Harron Finance Corp.
9.13% due 04/01/202	3,475,000	3,839,875
T-Mobile USA, Inc.
6.54% due 04/28/20	3,643,000	3,793,274
Windstream Corp.
7.75% due 10/01/21	2,680,000	2,817,350
New York Times Co.
6.63% due 12/15/16	570,000	618,450
Total Communications		85,430,863
Financial - 7.7%
Ally Financial, Inc.
3.50% due 07/18/16	6,360,000	6,479,250
3.13% due 01/15/16	3,060,000	3,094,425
Navient LLC
6.25% due 01/25/16	8,898,000	9,320,655
Realogy Group LLC
7.63% due 01/15/202	5,570,000	6,071,300
9.00% due 01/15/201,2	2,880,000	3,189,600
International Lease Finance Corp.
5.75% due 05/15/16	7,686,000	8,028,603
MPT Operating Partnership, LP / MPT Finance Corp.
6.88% due 05/01/21	4,450,000	4,783,750
iStar Financial, Inc.
3.88% due 07/01/161	3,150,000	3,177,405
5.88% due 03/15/16	1,290,000	1,338,375
Realogy Group LLC / Sunshine Group Florida Ltd.
3.38% due 05/01/162	2,670,000	2,710,050
Geo Group, Inc.
6.63% due 02/15/21	1,720,000	1,806,000
Total Financial		49,999,413
Technology - 5.1%
First Data Corp.
12.63% due 01/15/21	24,300,000	28,977,750
NXP BV / NXP Funding LLC
3.50% due 09/15/162	3,000,000	3,052,500
j2 Global, Inc.
8.00% due 08/01/20	960,000	1,041,600
Total Technology		33,071,850
Basic Materials - 4.9%
FQM Akubra, Inc.
8.75% due 06/01/202	7,190,000	8,034,824
ArcelorMittal
4.25% due 03/01/16	4,951,000	5,074,775
Steel Dynamics, Inc.
6.13% due 08/15/19	4,530,000	4,858,425
Ashland, Inc.
3.00% due 03/15/16	3,830,000	3,873,088
Kaiser Aluminum Corp.
8.25% due 06/01/20	3,145,000	3,467,363
Global Brass & Copper, Inc.
9.50% due 06/01/19	3,070,000	3,365,488
Vedanta Resources plc
6.75% due 06/07/161,2	2,750,000	2,855,875
Stora Enso Oyj
6.40% due 04/15/162	500,000	535,395
Total Basic Materials		32,065,233
Utilities - 4.0%
Sabine Pass LNG, LP
7.50% due 11/30/16	12,520,000	13,365,100
NRG Energy, Inc.
7.88% due 05/15/21	10,158,000	11,046,825
AES Corp.
9.75% due 04/15/16	1,170,000	1,289,925
DPL, Inc.
6.50% due 10/15/16	688,000	731,000
Total Utilities		26,432,850
Total Corporate Bonds
(Cost $640,779,421)		632,274,847

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.8%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	11,495,400	$11,495,400
Total Securities Lending Fund
(Cost $11,495,400)		11,495,400
Total Investments - 98.6%
(Cost $652,274,821)		643,770,247
Other Assets & Liabilities, net - 1.4%		9,049,643
Total Net Assets - 100.0%		$652,819,890

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

1	All or portion of this security is on loan at November 30, 2014 - See Note 2.

2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $94,783,059 (cost $94,628,610), or 14.5% of total net assets.

3	Securities lending collateral - See Note 2.

plc	Public Limited Company

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 131

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Country Diversification
% of Long-Term
Country	Investments
United States	92.9%
Luxembourg	2.5%
Canada	1.9%
United Kingdom	1.3%
Netherlands	0.5%
India	0.5%
France	0.3%
Finland	0.1%
Total Long-Term Investments	100.0%

See notes to financial statements.
132 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 96.9%
Financial - 20.8%
CIT Group, Inc.
4.25% due 08/15/17	$8,292,000	$8,499,300
5.00% due 05/15/17	6,226,000	6,506,170
Springleaf Finance Corp.
6.90% due 12/15/17	11,700,000	12,811,499
6.50% due 09/15/17	1,500,000	1,616,250
Ally Financial, Inc.
5.50% due 02/15/17	6,500,000	6,849,375
6.25% due 12/01/17	3,900,000	4,226,625
2.75% due 01/30/17	2,700,000	2,693,250
8.00% due 12/31/18	300,000	343,500
International Lease Finance Corp.
8.75% due 03/15/17	6,750,000	7,624,125
8.88% due 09/01/17	3,000,000	3,438,750
iStar Financial, Inc.
4.00% due 11/01/17	3,500,000	3,465,000
9.00% due 06/01/17	2,110,000	2,365,732
General Motors Financial Co., Inc.
4.75% due 08/15/17	5,250,000	5,570,250
Aircastle Ltd.
6.75% due 04/15/17	3,045,000	3,280,988
Synovus Financial Corp.
5.13% due 06/15/17	3,120,000	3,205,800
SLM Corp.
6.00% due 01/25/17	2,500,000	2,643,750
4.63% due 09/25/17	500,000	510,000
Crescent Resources, LLC / Crescent Ventures, Inc.
10.25% due 08/15/171	2,500,000	2,712,500
AerCap Aviation Solutions BV
6.38% due 05/30/17	2,000,000	2,140,000
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.
7.38% due 10/01/17	1,050,000	1,105,125
2.75% due 05/15/171	1,000,000	988,750
Total Financial		82,596,739
Communications - 17.0%
Sprint Nextel Corp.
8.38% due 08/15/17	7,000,000	7,752,500
9.13% due 03/01/17	5,250,000	5,866,875
Univision Communications, Inc.
6.75% due 09/15/221	6,058,000	6,694,090
Windstream Corp.
7.88% due 11/01/17	5,700,000	6,309,188
Cablevision Systems Corp.
8.63% due 09/15/17	5,205,000	5,907,674
McClatchy Co.
9.00% due 12/15/22	5,000,000	5,568,750
DISH DBS Corp.
4.63% due 07/15/17	4,950,000	5,135,625
Alcatel-Lucent USA, Inc.
4.63% due 07/01/171	3,850,000	3,898,125
Frontier Communications Corp.
8.25% due 04/15/17	2,500,000	2,812,500
Telesat Canada / Telesat LLC
6.00% due 05/15/171	2,224,000	2,291,832
Visant Corp.
10.00% due 10/01/17	2,500,000	2,250,000
Spanish Broadcasting System, Inc.
12.50% due 04/15/171	2,000,000	2,095,000
Bankrate, Inc.
6.13% due 08/15/181,2	2,175,000	2,088,000
American Media, Inc.
11.50% due 12/15/172	2,000,000	2,045,000
CenturyLink, Inc.
5.15% due 06/15/17	1,750,000	1,850,625
Lamar Media Corp.
5.88% due 02/01/22	1,750,000	1,837,500
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/171	1,550,000	1,608,125
CenturyTel, Inc.
6.00% due 04/01/17	1,200,000	1,297,500
Knight Ridder, Inc.
5.75% due 09/01/172	250,000	271,250
Total Communications		67,580,159
Consumer, Cyclical - 16.7%
Caesars Entertainment Operating Company, Inc.
11.25% due 06/01/17	6,750,000	5,433,749
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	5,043,000	5,345,580
Lennar Corp.
12.25% due 06/01/17	2,050,000	2,495,874
4.75% due 12/15/17	2,376,000	2,474,010
4.75% due 11/15/22	200,000	194,500
MGM Resorts International
7.63% due 01/15/17	4,334,000	4,691,555
Goodyear Tire & Rubber Co.
7.00% due 05/15/22	3,950,000	4,295,625
Toys “R” US Property Co. II, LLC
8.50% due 12/01/172	4,000,000	4,000,000
VWR Funding, Inc.
7.25% due 09/15/17	3,750,000	3,942,638
Viking Cruises Ltd.
8.50% due 10/15/221	3,535,000	3,897,338
Jarden Corporation
7.50% due 05/01/17	3,500,000	3,858,750
H&E Equipment Services, Inc.
7.00% due 09/01/22	3,600,000	3,843,000
Schaeffler Finance BV
7.75% due 02/15/171	3,050,000	3,377,875
Levi Strauss & Co.
6.88% due 05/01/22	2,991,000	3,267,668

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Consumer, Cyclical - 16.7% (continued)
L Brands, Inc.
6.90% due 07/15/17	$2,862,000	$3,191,130
Palace Entertainment Holdings LLC / Palace
Entertainment Holdings Corp.
8.88% due 04/15/171	2,483,000	2,537,316
Sally Holdings, LLC / Sally Capital, Inc.
5.75% due 06/01/22	2,000,000	2,120,000
KB Home
9.10% due 09/15/17	1,825,000	2,073,656
Sonic Automotive, Inc.
7.00% due 07/15/22	1,842,000	1,993,965
Toys “R” US, Inc.
10.38% due 08/15/172	1,250,000	1,037,500
Ryland Group
8.40% due 05/15/17	750,000	849,375
D.R. Horton, Inc.
4.75% due 05/15/17	700,000	735,875
Logan’s Roadhouse, Inc.
10.75% due 10/15/17	550,000	417,313
Bon-Ton Department Stores, Inc.
10.63% due 07/15/17	102,000	102,510
Tops Holding Corp. / Tops Markets, LLC
8.88% due 12/15/17	2,000	2,070
Total Consumer, Cyclical		66,178,872
Industrial - 11.7%
Case New Holland, Inc.
7.88% due 12/01/17	7,672,000	8,630,999
Novelis, Inc.
8.38% due 12/15/17	5,650,000	5,897,188
SPX Corp.
6.88% due 09/01/17	3,700,000	4,083,875
Associated Materials LLC
9.13% due 11/01/17	4,500,000	3,870,000
CNH Capital, LLC
3.25% due 02/01/17	3,450,000	3,458,625
WireCo WorldGroup, Inc.
9.50% due 05/15/17	3,150,000	3,220,875
Beverage Packaging Holdings Luxembourg II S.A. /
Beverage Packaging Holdings II
6.00% due 06/15/171	3,000,000	3,000,000
Abengoa Finance SAU
8.88% due 11/01/171	3,000,000	2,955,000
International Wire Group Holdings, Inc.
8.50% due 10/15/171	2,000,000	2,130,000
Hapag-Lloyd AG
9.75% due 10/15/171,2	2,000,000	2,070,000
Marquette Transportation Company LLC /
Marquette Transportation Finance Corp.
10.87% due 01/15/17	1,589,000	1,648,588
Pactiv LLC
8.13% due 06/15/17	1,410,000	1,543,950
Norbord Delaware GP
7.70% due 02/15/171	1,250,000	1,375,000
Greif, Inc.
6.75% due 02/01/17	1,250,000	1,350,000
Sequa Corp.
7.00% due 12/15/171	1,330,000	1,197,000
Total Industrial		46,431,100
Energy - 11.5%
Oasis Petroleum, Inc.
6.88% due 01/15/23	2,643,000	2,497,635
6.88% due 03/15/22	2,500,000	2,362,500
Access Midstream Partners Limited Partnership /
ACMP Finance Corp.
6.13% due 07/15/22	4,315,000	4,595,475
NGPL Pipeco LLC
7.12% due 12/15/171	4,000,000	4,160,000
Concho Resources, Inc.
6.50% due 01/15/22	3,741,000	3,881,288
Chesapeake Energy Corporation
6.50% due 08/15/17	3,250,000	3,493,750
7.75% due 06/15/21	3,000,000	2,970,000
Laredo Petroleum, Inc.
7.38% due 05/01/22	2,896,000	2,939,440
Tesoro Corp.
4.25% due 10/01/17	2,500,000	2,603,750
EP Energy, LLC / Everest Acquisition Finance, Inc.
7.75% due 09/01/22	2,385,000	2,444,625
El Paso LLC
7.00% due 06/15/17	2,000,000	2,247,500
Cimarex Energy Co.
5.88% due 05/01/22	2,000,000	2,130,000
Swift Energy Co.
7.13% due 06/01/172	2,035,000	1,841,675
SandRidge Energy, Inc.
8.12% due 10/15/22	2,000,000	1,620,000
Penn Virginia Corp.
8.50% due 05/01/20	1,596,000	1,496,250
Hercules Offshore, Inc.
8.75% due 07/15/211,2	2,680,000	1,246,200
Chaparral Energy, Inc.
7.63% due 11/15/22	1,345,000	1,237,400
WPX Energy, Inc.
5.25% due 01/15/17	1,150,000	1,201,750
Petroquest Energy, Inc.
10.00% due 09/01/17	500,000	468,750
Total Energy		45,437,988

See notes to financial statements.
134 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 96.9% (continued)
Consumer, Non-cyclical - 10.3%
United Rentals North America, Inc.
7.63% due 04/15/22	$7,050,000	$7,825,499
Smithfield Foods, Inc.
6.63% due 08/15/22	2,500,000	2,718,750
7.75% due 07/01/17	1,746,000	1,955,520
Spectrum Brands, Inc.
6.62% due 11/15/22	3,505,000	3,750,350
Centene Corp.
5.75% due 06/01/17	2,750,000	2,921,875
Capella Healthcare, Inc.
9.25% due 07/01/17	2,750,000	2,873,461
Fresenius Medical Care US Finance, Inc.
6.88% due 07/15/17	2,357,000	2,592,700
Health Net, Inc.
6.38% due 06/01/17	2,250,000	2,444,063
Service Corp. International
7.00% due 06/15/17	2,235,000	2,441,738
Radiation Therapy Services, Inc.
8.88% due 01/15/172	2,250,000	2,266,875
Constellation Brands, Inc.
7.25% due 05/15/17	1,850,000	2,070,844
Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.
4.88% due 11/15/172	2,000,000	2,070,000
RR Donnelley & Sons Co.
6.13% due 01/15/17	1,826,000	1,958,385
DJO Finance LLC / DJO Finance Corp.
9.75% due 10/15/172	1,500,000	1,511,250
Ashtead Capital, Inc.
6.50% due 07/15/221	750,000	808,125
Vantage Oncology LLC / Vantage Oncology Finance Co.
9.50% due 06/15/171	500,000	481,250
Total Consumer, Non-cyclical		40,690,685
Basic Materials - 5.0%
ArcelorMittal
5.00% due 02/25/17	6,534,000	6,828,030
Ryerson, Inc. / Joseph T Ryerson & Son, Inc.
9.00% due 10/15/17	3,244,000	3,316,990
United States Steel Corporation
6.05% due 06/01/17	2,600,000	2,808,000
Steel Dynamics, Inc.
6.38% due 08/15/22	2,500,000	2,700,000
Commercial Metals Co.
6.50% due 07/15/17	2,050,000	2,208,875
American Gilsonite Co.
11.50% due 09/01/171,2	1,076,000	1,092,140
Evraz Group SA
7.40% due 04/24/171	500,000	478,350
Sappi Papier Holding GmbH
7.75% due 07/15/171	250,000	271,875
Total Basic Materials		19,704,260
Utilities - 2.5%
Calpine Corp.
7.88% due 01/15/231	5,514,000	6,134,325
AES Corp.
8.00% due 10/15/17	3,321,000	3,777,638
Total Utilities		9,911,963
Technology - 1.4%
DynCorp International, Inc.
10.38% due 07/01/17	2,712,000	2,320,116
Unisys Corp.
6.25% due 08/15/17	1,750,000	1,846,250
Aspect Software, Inc.
10.62% due 05/15/17	1,500,000	1,428,750
Total Technology		5,595,116
Total Corporate Bonds
(Cost $392,270,688)		384,126,882

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.5%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	13,834,400	$13,834,400
Total Securities Lending Fund
(Cost $13,834,400)		13,834,400
Total Investments - 100.4%
(Cost $406,105,088)		$397,961,282
Other Assets & Liabilities, net - (0.4)%		(1,414,809)
Total Net Assets - 100.0%		$396,546,473

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $59,588,216 (cost $61,984,372), or 15.0% of total net assets.

2	All or portion of this security is on loan at November 30, 2014 - See Note 2.

3	Securities lending collateral - See Note 2.

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

Country Diversification
% of
Country	Long-Term Investments
United States	90.2%
Luxembourg	2.7%
Canada	2.1%
Bermuda	1.9%
Netherlands	1.4%
Spain	0.8%
Germany	0.5%
Ireland	0.3%
Austria	0.1%
Total Long-Term Investments	100.0%

See notes to financial statements.
136 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

	Shares	Value
COMMON STOCKS†† - 0.0%**
Common Stock - 0.0%
CEVA Group*	90	$82,982
Total Common Stocks
(Cost $120,716)		82,982
PREFERRED STOCKS†† - 0.1%
CEVA Group*	194	179,635
Total Preferred Stocks
(Cost $261,320)		179,635

	Face
	Amount	Value
CORPORATE BONDS†† - 97.2%
Financial - 16.4%
Navient LLC
8.45% due 06/15/18	$8,375,000	$9,484,687
5.00% due 6/15/18	250,000	248,125
CIT Group, Inc.
5.25% due 03/15/18	5,018,000	5,301,516
6.63% due 04/01/181	2,750,000	3,007,813
Ally Financial, Inc.
4.75% due 09/10/18	3,000,000	3,112,500
8.00% due 12/31/18	2,059,000	2,357,555
KCG Holdings, Inc.
8.25% due 06/15/181	4,085,000	4,258,613
iStar Financial, Inc.
4.88% due 07/01/18	1,750,000	1,730,313
7.13% due 02/15/18	1,500,000	1,597,500
International Lease Finance Corp.
3.88% due 04/15/18	2,750,000	2,777,499
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	2,500,000	2,412,500
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/181	2,500,000	2,412,500
Aircastle Ltd.
4.63% due 12/15/18	2,000,000	2,040,000
American Capital Ltd.
6.50% due 09/15/181	1,500,000	1,590,000
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/181	1,250,000	1,301,563
GFI Group, Inc.
10.38% due 07/19/182	1,000,000	1,185,000
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/181	1,000,000	1,024,375
Total Financial		45,842,059
Consumer, Non-cyclical - 14.9%
CHS/Community Health Systems, Inc.
5.13% due 08/15/18	5,450,000	5,620,312
Tenet Healthcare Corp.
6.25% due 11/01/18	3,815,000	4,144,043
DJO Finance LLC / DJO Finance Corp.
9.88% due 04/15/18	1,775,000	1,880,612
7.75% due 04/15/18	1,500,000	1,520,625
Marfrig Holding Europe BV
8.38% due 05/09/181	2,700,000	2,821,500
HCA, Inc.
8.00% due 10/01/18	2,350,000	2,702,500
inVentiv Health, Inc.
9.00% due 01/15/181	2,500,000	2,582,550
Safeway Group Holding
5.00% due 5/5/20181	2,250,000	2,279,588
Akern Rentals, Inc.
9.50% due 06/15/181	1,980,000	2,118,600
Central Garden and Pet Co.
8.25% due 03/01/18	2,100,000	2,089,500
Service Corporation International
7.63% due 10/01/18	1,851,000	2,087,003
Fresenius Medical Care US Finance, Inc.
6.50% due 09/15/181	1,600,000	1,760,000
NES Rentals Holdings, Inc.
7.88% due 05/01/181	1,596,000	1,667,820
Harland Clarke Holdings Corp.
9.75% due 08/01/181	1,500,000	1,610,625
RR Donnelley & Sons Co.
7.25% due 05/15/18	1,402,000	1,556,220
Hertz Corp.
4.25% due 04/01/18	1,300,000	1,293,500
Speedy Cash Intermediate Holdings Corp.
10.75% due 05/15/181	1,250,000	1,256,250
Armored Autogroup, Inc.
9.25% due 11/01/182	970,000	991,825
Mallinckrodt International Finance S.A.
3.50% due 04/15/18	990,000	970,200
Smithfield Foods, Inc
5.25% due 08/01/181	500,000	516,250
7.13% due 11/15/18	220,000	223,300
Total Consumer, Non-cyclical		41,692,823
Consumer, Cyclical - 13.8%
Party City Holdings, Inc.
8.88% due 08/01/20	2,900,000	3,139,250
Lennar Corp.
6.95% due 06/01/18	1,410,000	1,561,575
4.13% due 12/01/18	1,500,000	1,518,750
Jaguar Land Rover Automotive
4.13% due 12/15/181	2,980,000	3,061,950
RSI Home Products, Inc
6.88% due 3/1/181	2,500,000	2,631,550
MGM Resorts International
11.38% due 03/01/18	2,116,000	2,549,780

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.2% (continued)
Consumer, Cyclical- 13.8% (continued)
Standard Pacific Corp.
8.38% due 05/15/18	$2,000,000	$2,287,499
Accuride Corp.
9.50% due 08/01/182	2,000,000	2,082,500
Petco Animal Supplies.
9.25% due 12/1/181	2,000,000	2,095,000
US Airways Group, Inc.	2,000,000	2,080,000
6.13% due 06/01/18
Pittsburgh Glass Works LLC
8.00% due 11/15/181	1,800,000	1,917,000
NAI Entertainment Holdings / NAI
Entertainment Holdings Finance Corp.
5.00% due 08/01/181	1,750,000	1,820,000
United Continental Holdings, Inc.
6.38% due 06/01/18	1,600,000	1,678,000
DR Horton, Inc.
3.63% due 02/15/18	1,550,000	1,575,187
Building Materials Holding Corp.
9.00% due 09/15/181	1,500,000	1,567,500
Landry’s Holdings II, Inc.
10.25% due 01/01/181	1,500,000	1,560,000
KB Home
7.25% due 06/15/18	1,393,000	1,516,629
NCL Corporation Ltd.
5.00% due 02/15/18	1,500,000	1,511,250
New Academy Finance Company LLC /
New Academy Finance Corp.
8.00% due 06/15/181,2	1,000,000	1,005,000
Toys R Us, Inc.
7.38% due 10/15/18	900,000	609,750
Peninsula Gaming LLC / Peninsula Gaming Corp
8.38% due 02/15/181	450,000	473,625
Marina District Finance Co., Inc.
9.88% due 08/15/18	350,000	368,883
JC Penney Corporation, Inc.
5.75% due 02/15/182	100,000	92,500
Total Consumer, Cyclical		38,703,178
Communications - 12.5%
Sprint Communications, Inc.
9.00% due 11/15/181	10,952,000	12,704,320
DISH DBS Corp.
4.25% due 04/01/18	4,750,000	4,845,000
CSC Holdings LLC
7.63% due 07/15/18	2,100,000	2,388,750
7.88% due 02/15/18	1,500,000	1,706,250
Cablevision Systems Corp.
7.75% due 04/15/18	3,354,000	3,735,518
Frontier Communications Corp.
8.13% due 10/01/18	2,325,000	2,627,250
T-Mobile USA, Inc.
5.25% due 09/01/18	2,500,000	2,596,875
IAC
4.88% due 11/30/18	2,000,000	2,065,000
Intelsat Luxembourg S.A.
6.75% due 06/01/18	2,000,000	2,060,000
Cincinnati Bell, Inc.
8.75% due 03/15/18	408,000	422,892
Total Communications		35,151,855
Basic Materials - 12.2%
ArcelorMittal
6.13% due 06/01/18	5,595,000	5,944,687
Hexion US Finance Corporation /
Hexion Nova Scotia Finance ULC
8.88% due 02/01/18	3,810,000	3,609,975
Vedanta Resources plc
9.50% due 07/18/181	3,000,000	3,277,500
INEOS Group Holdings S.A.
6.13% due 08/15/181,2	3,250,000	3,209,700
Ashland, Inc.
3.88% due 04/15/18	2,750,000	2,784,375
Commercial Metals Co.
7.35% due 08/15/18	2,300,000	2,558,750
Aleris International, Inc.
7.63% due 02/15/18	2,393,000	2,467,781
United States Steel Corp.
7.00% due 02/01/182	2,055,000	2,245,088
APERAM
7.75% due 04/01/181	1,750,000	1,814,138
PQ Corp.
8.75% due 05/01/181	1,500,000	1,584,375
Rain CII Carbon LLC / CII Carbon Corp.
8.00% due 12/01/181	1,500,000	1,552,500
Cornerstone Chemical Co.
9.38% due 03/15/181	1,000,000	1,025,000
Magnetation LLC / Mag Finance Corp.
11.00% due 05/15/181,2	1,500,000	978,750
Ryerson Incorporated / Joseph T Ryerson & Son, Inc.
11.25% due 10/15/18	670,000	713,550
Thompson Creek Metals Company, Inc.
7.38% due 06/01/18	500,000	458,750
Total Basic Materials		34,224,919
Energy - 11.8%
Peabody Energy Corp.
6.00% due 11/15/18	5,500,000	5,266,250
Kinder Morgan Finance Company LLC
6.00% due 01/15/181	2,850,000	3,177,750
Chesapeake Energy Corp.
7.25% due 12/15/18	2,682,000	3,003,840

See notes to financial statements.
138 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.2% (continued)
Energy - 11.8% (continued)
Kinder Morgan Inc/DE
7.25% due 06/01/18	$2,200,000	$2,556,070
Ultra Petroleum Corp.
5.75% due 12/15/181	2,500,000	2,440,625
EXCO Resources, Inc.
7.50% due 09/15/18	2,750,000	2,268,750
EPL Oil & Gas, Inc.
8.25% due 02/15/18	2,292,000	2,108,640
Alta Mesa Holdings Limited Partnership /
Alta Mesa Finance Services Corp.
9.63% due 10/15/18	2,000,000	1,950,000
Rockies Express Pipeline LLC
6.85% due 7/15/181	1,750,000	1,890,000
Exterran Holdings, Inc.	1,455,000	1,484,100
7.25% due 12/01/18
Gastar Exploration, Inc.
8.63% due 05/15/18	1,500,000	1,402,500
Petroleum Geo Services ASA
7.38% due 12/15/181	1,500,000	1,290,000
First Wind Capital LLC
10.25% due 06/01/181	1,000,000	1,083,750
Natural Resource Partners Limited Partnership /
NRP Finance Corp.
9.13% due 10/01/18	1,000,000	1,015,000
Alpha Natural Resources, Inc.
9.75% due 04/15/182	1,250,000	806,250
Nuverra Environmental Solutions, Inc.
9.88% due 04/15/18	750,000	626,423
NuStar Logistics, LP
8.15% due 04/15/18	500,000	568,750
Total Energy		32,938,698
Industrial - 10.9%
JMC Steel Group, Inc.
8.25% due 03/15/181	3,450,000	3,471,562
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC / Reynolds Group Issuer
8.50% due 05/15/18	3,263,000	3,377,205
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75% due 12/15/181	3,130,000	3,364,750
Tervita Corp.
8.00% due 11/15/181	2,500,000	2,275,000
10.88% due 02/15/181,2	1,000,000	853,750
Bombardier, Inc.
7.50% due 03/15/181	2,750,000	3,054,563
USG Corp.
9.75% due 01/15/18	2,600,000	3,003,000
CNH Industrial Capital LLC
3.63% due 04/15/18	2,500,000	2,500,000
Vulcan Materials Co.
7.00% due 06/15/18	1,625,000	1,820,000
Owens-Illinois, Inc.
7.80% due 05/15/18	1,500,000	1,687,500
Flexi-Van Leasing, Inc.
7.88% due 08/15/181	1,250,000	1,296,875
US Concrete, Inc.
8.50% due 12/01/18	1,000,000	1,075,000
Kermet Corp.
10.50% due 05/01/182	1,000,000	1,035,000
Aguila 3 S.A.
7.88% due 01/31/181	1,000,000	982,500
Xerium Technologies, Inc.
8.88% due 06/15/18	500,000	529,688
Quality Distribution LLC / QD Capital Corp.
9.87% due 11/01/18	88,000	93,060
Total Industrial		30,419,453
Technology – 2.6%
NXP BV / NXP Funding LLC
3.75% due 06/01/181	2,500,000	2,525,000
Dell, Inc.
5.65% due 04/15/18	2,000,000	2,127,500
BMC Software, Inc.
7.25% due 06/01/18	1,250,000	1,228,125
Amkor Technology, Inc.
7.38% due 05/01/18	1,000,000	1,032,500
SunGard Data Systems, Inc.
7.38% due 11/15/18	491,000	511,254
Total Technology		7,424,379
Utilities – 2.1%
NRG Energy, Inc.
7.63% due 01/15/18	4,505,000	5,000,550
PPL Energy Supply LLC
6.50% due 05/01/18	750,000	811,772
Total Utilities		5,812,322
Total Corporate Bonds
(Cost $277,144,301)		272,209,686

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.0%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	8,375,574	$8,375,574
Total Securities Lending Fund
(Cost $8,375,574)		8,375,574
Total Investments - 100.3%
(Cost $285,901,911)		$280,847,877
Other Assets & Liabilities, net - (0.3)%		(785,932)
Total Net Assets - 100.0%		$280,061,945
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

*	Non-income producing security.

**	Less than 0.1%

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $100,192,078 (cost $102,526,313), or 35.8% of total net assets.

2	All or portion of this security is on loan at November 30, 2014 - See Note 2.

3	Securities lending collateral - See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

Country Diversification
% of Long-Term
Country	Investments
United States	85.1%
Luxembourg	5.5%
Canada	3.3%
United Kingdom	2.3%
Netherlands	2.0%
Bermuda	1.3%
Norway	0.5%
Total Long-Term Investments	100.0%

See notes to financial statements.
140 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8%
Communications - 18.8%
Numericable Group S.A.
4.88% due 05/15/191	$2,000,000	$1,985,000
Sprint Capital Corp.
6.90% due 05/01/19	1,850,000	1,919,375
DISH DBS Corp.
7.88% due 09/01/19	1,450,000	1,660,250
Avaya, Inc.
7.00% due 04/01/191	850,000	835,125
9.00% due 04/01/191	800,000	823,000
T-Mobile USA, Inc.
6.46% due 04/28/19	1,400,000	1,456,000
Nokia Corp.
5.38% due 05/15/19	1,050,000	1,136,625
iHeartCommunications, Inc.
9.00% due 12/15/19	1,100,000	1,084,875
CCO Holdings, LLC / CCO Holdings Capital Corp.
7.00% due 01/15/19	1,000,000	1,043,750
Hughes Satellite Systems Corp.
6.50% due 06/15/19	900,000	978,750
Gannett Co., Inc.
5.13% due 10/15/19	660,000	688,875
Townsquare Radio LLC/, Inc.
9.00% due 04/01/191	600,000	651,000
CSC Holdings, LLC
8.63% due 02/15/19	550,000	642,125
Starz LLC / Starz Finance Corp.
5.00% due 09/15/19	550,000	570,625
WideOpenWest Finance LLC / WideOpenWest Capital Corp.
10.25% due 07/15/19	350,000	381,500
Cumulus Media, Inc.
7.75% due 05/01/192	300,000	304,125
Citizens Communications Co.
7.13% due 03/15/19	200,000	220,000
CenturyLink, Inc.
6.15% due 09/15/19	200,000	218,000
GCI, Inc.
8.63% due 11/15/19	200,000	209,850
EarthLink Holdings Corp.
8.88% due 05/15/192	200,000	204,750
VimpelCom, Ltd.
5.20% due 02/13/191	200,000	182,000
Total Communications		17,195,600
Consumer, Cyclical - 14.9%
MGM Resorts International
8.63% due 02/01/19	1,050,000	1,204,874
Beazer Homes USA, Inc.
5.75% due 06/15/19	855,000	822,937
9.13% due 05/15/19	100,000	104,750
Guitar Center, Inc.
6.50% due 04/15/191,2	1,000,000	872,500
Sabre GLBL, Inc.
8.50% due 05/15/191	790,000	854,188
American Airlines Group, Inc.
5.50% due 10/01/191	750,000	754,687
Felcor Lodging, LP
6.75% due 06/01/19	700,000	731,500
Rexel SA
6.13% due 12/15/191	700,000	731,500
L Brands, Inc.
8.50% due 06/15/19	550,000	654,500
Carmike Cinemas, Inc.
7.38% due 05/15/19	600,000	639,750
Carlson Wagonlit B.V.
6.88% due 06/15/191	500,000	525,000
Allegiant Travel Co.
5.50% due 07/15/19	500,000	513,438
GameStop Corp.
5.50% due 10/01/191	500,000	505,000
KB Home
4.75% due 05/15/19	500,000	498,750
Weyerhaeuser Real Estate Co.
4.38% due 06/15/191	500,000	496,875
Air Canada
6.75% due 10/01/191	450,000	478,688
Lennar Corp.
4.50% due 06/15/19	450,000	452,250
DR Horton, Inc.
3.75% due 03/01/19	450,000	452,250
Algeco Scotsman Global Finance plc
10.75% due 10/15/191	400,000	376,000
Isle of Capri Casinos, Inc.
7.75% due 03/15/19	300,000	315,750
Polymer Group, Inc.
7.75% due 02/01/19	270,000	282,150
American Axle & Manufacturing, Inc.
7.75% due 11/15/192	200,000	227,000
Radio Systems Corp.
8.38% due 11/01/191	200,000	217,750
Commercial Vehicle Group, Inc.
7.88% due 04/15/192	200,000	208,500
American Axle & MFG, Inc.
5.13% due 02/15/19	200,000	204,000
Jo-Ann Stores, Inc.
8.13% due 03/15/191	200,000	192,250
Brown Shoe Company, Inc.
7.13% due 05/15/19	100,000	104,750
Speedway Motorsports, Inc.
6.75% due 02/01/19	100,000	104,500

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Consumer, Cyclical - 14.9% (continued)
Vail Resorts, Inc.
6.50% due 05/01/19	$98,000	$102,349
Total Consumer, Cyclical		13,628,436
Energy - 13.7%
Linn Energy LLC / Linn Energy Finance Corp.
6.25% due 11/01/19	1,100,000	989,312
Chesapeake Oilfield Operating LLC /
Chesapeake Oilfield Finance, Inc.
6.63% due 11/15/19	1,050,000	945,000
ContourGlobal Power Holdings S.A.
7.13% due 06/01/191	900,000	920,115
Whiting Petroleum Corp.
5.00% due 03/15/19	900,000	879,749
Rockies Express Pipeline LLC
6.00% due 01/15/191	750,000	791,250
PHI, Inc.
5.25% due 03/15/19	750,000	701,250
NGPL PipeCo LLC
9.63% due 06/01/191,2	650,000	700,375
SEACOR Holdings, Inc.
7.38% due 10/01/19	600,000	663,000
SunCoke Energy, Inc.
7.63% due 08/01/19	537,000	558,883
Pacific Rubiales Energy Corp.
5.38% due 01/26/191,2	500,000	497,500
Linn Energy, LLC / Linn Energy Finance Corp.
6.50% due 05/15/19	550,000	497,063
Regency Energy Partners, LP / Regency Energy Finance Corp.
8.37% due 06/01/191	450,000	473,625
Basic Energy Services, Inc.
7.75% due 02/15/19	550,000	462,000
W&T Offshore, Inc.
8.50% due 06/15/19	509,000	445,375
Clayton Williams Energy, Inc.
7.75% due 04/01/19	450,000	438,750
EV Energy Partners, LP / EV Energy Finance Corp.
8.00% due 04/15/19	450,000	434,250
Comstock Resources, Inc.
7.75% due 04/01/19	457,000	425,010
SM Energy Co.
6.63% due 02/15/19	390,000	400,725
Energy XXI Gulf Coast, Inc.
7.75% due 06/15/19	444,000	357,420
Arch Coal, Inc.
8.00% due 01/15/191,2	500,000	342,500
Forest Oil Corporation
7.25% due 06/15/192	253,000	252,368
Penn Virginia Corp.
7.25% due 04/15/19	200,000	182,000
Goodrich Petroleum Corp.
8.88% due 03/15/192	200,000	144,500
Forbes Energy Services Ltd.
9.00% due 06/15/19	128,000	107,520
Total Energy		12,609,540
Financial - 13.4%
CIT Group, Inc.
5.50% due 02/15/191	1,350,000	1,435,219
3.88% due 02/19/19	1,200,000	1,208,760
SLM Corp.
4.88% due 06/17/19	1,100,000	1,105,500
5.50% due 01/15/19	1,000,000	1,033,750
International Lease Finance Corp.
6.25% due 05/15/19	1,350,000	1,478,250
5.88% due 04/01/19	600,000	646,500
Ally Financial, Inc.
3.50% due 01/27/19	1,050,000	1,039,500
AerCap Ireland Capital Limited /
AerCap Global Aviation Trust
3.75% due 05/15/191	1,000,000	996,250
Synovus Financial Corp.
7.88% due 02/15/19	700,000	789,250
iStar Financial, Inc.
5.00% due 07/01/19	750,000	738,750
E*TRADE Financial Corp.
6.38% due 11/15/19	615,000	661,125
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/191	500,000	501,250
Aircastle Ltd.
6.25% due 12/01/19	450,000	484,875
CNL Lifestyle Properties, Inc.
7.25% due 04/15/19	200,000	204,500
Total Financial		12,323,479
Consumer, Non-cyclical - 13.2%
HCA, Inc.
3.75% due 03/15/19	1,500,000	1,497,938
Tenet Healthcare Corp.
5.00% due 03/01/191	1,000,000	987,499
5.50% due 03/01/191	500,000	505,000
Del Monte Corp.
7.63% due 02/15/19	1,318,000	1,294,111
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	1,120,000	1,178,800
Apx Group, Inc.
6.38% due 12/01/19	1,150,000	1,106,875
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/191	750,000	810,000
Laureate Education, Inc.
9.75% due 09/01/191	700,000	729,750

See notes to financial statements.
142 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Consumer, Non-cyclical - 13.2% (continued)
Dole Food Co., Inc.
7.25% due 05/01/191	$700,000	$702,625
Teleflex, Inc.
6.88% due 06/01/19	621,000	653,603
RR Donnelley & Sons Co.
8.25% due 03/15/19	450,000	531,000
Diamond Foods, Inc.
7.00% due 03/15/191	500,000	516,250
Altegrity, Inc.
9.50% due 07/01/191,2	500,000	478,750
PHH Corp.
7.38% due 09/01/19	300,000	311,250
SFX Entertainment, Inc.
9.63% due 02/01/191,2	250,000	228,125
Great Lakes Dredge & Dock Corp.
7.38% due 02/01/19	200,000	203,000
Modular Space Corp.
10.25% due 01/31/191	200,000	201,500
BakerCorp International, Inc.
8.25% due 06/01/19	200,000	196,000
Total Consumer, Non-cyclical		12,132,076
Industrial - 10.6%
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc.
8.75% due 02/01/19	1,238,000	1,278,235
Kratos Defense & Security Solutions, Inc.
7.00% due 05/15/19	1,000,000	885,000
SBA Communications Corp.
5.63% due 10/01/19	800,000	832,000
Florida East Coast Holdings Corp.
6.75% due 05/01/191	800,000	820,000
Viasystems, Inc.
7.88% due 05/01/191	700,000	742,000
XPO Logistics, Inc.
7.88% due 09/01/191	500,000	533,750
Bombardier, Inc.
4.75% due 04/15/191	500,000	510,625
LMI Aerospace, Inc.
7.38% due 07/15/191	500,000	497,500
Sanmina Corp.
4.38% due 06/01/191	500,000	496,250
CNH Industrial Capital LLC
3.38% due 07/15/191	500,000	485,000
Navios Maritime Holdings Incorporated /
Navios Maritime Finance II US Inc.
8.13% due 02/15/192	500,000	477,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.25% due 01/31/191	450,000	452,250
Cleaver-Brooks, Inc.
8.75% due 12/15/191	385,000	417,725
LSB Industries, Inc.
7.75% due 08/01/19	300,000	319,500
Anixter, Inc.
5.63% due 05/01/19	250,000	266,250
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/191	240,000	246,000
Greif, Inc.
7.75% due 08/01/19	200,000	230,000
Casella Waste Systems, Inc.
7.75% due 02/15/19	200,000	203,500
Total Industrial		9,693,085
Basic Materials - 6.1%
ArcelorMittal
10.35% due 06/01/19	1,600,000	1,954,000
INEOS Group Holdings S.A.
5.88% due 02/15/191,2	900,000	877,500
Vedanta Resources PLC
6.00% due 01/31/191	800,000	774,000
First Quantum Minerals Ltd.
7.25% due 10/15/191	700,000	705,250
Kissner Milling Company Ltd.
7.25% due 06/01/191	500,000	511,250
KGHM International Ltd.
7.75% due 06/15/191	475,000	501,125
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.75% due 03/01/19	300,000	312,563
Total Basic Materials		5,635,688
Technology - 4.9%
First Data Corp.
7.38% due 06/15/191	1,200,000	1,266,000
SunGard Data Systems, Inc.
6.63% due 11/01/19	1,100,000	1,127,500
Sophia, LP / Sophia Finance, Inc.
9.75% due 01/15/191	650,000	702,000
Dell, Inc.
5.88% due 06/15/19	585,000	621,563
iGate Corp.
4.75% due 04/15/19	400,000	404,000
Advanced Micro Devices, Inc.
6.75% due 03/01/19	400,000	372,000
Total Technology		4,493,063
Utilities - 1.3%
RJS Power Holdings, Inc.
5.13% due 07/15/191	700,000	698,250
NGL Energy Partners Limited Partnership /
NGL Energy Finance Corp.
5.13% due 07/15/191	500,000	485,625
Total Utilities		1,183,875

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Diversified - 0.9%
Harbinger Group, Inc.
7.88% due 07/15/19	$750,000	$811,875
Total Corporate Bonds
(Cost $91,657,313)		89,706,717

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.1%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	3,715,474	$3,715,474
Total Securities Lending Fund
(Cost $3,715,474)		3,715,474
Total Investments - 101.9%
(Cost $95,372,787)		$93,422,191
Other Assets & Liabilities, net - (1.9)%		(1,709,173)
Total Net Assets - 100.0%		$91,713,018

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $34,020,246 (cost $34,544,355), or 37.1% of total net assets.

2	All or portion of this security is on loan at November 30, 2014 - See Note 2.

3	Securities lending collateral - See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

Country Diversification
% of
Country	Long-Term Investments
United States	81.8%
Luxembourg	5.6%
Canada	3.6%
France	3.0%
Ireland	1.6%
United Kingdom	1.3%
Finland	1.3%
Netherlands	0.8%
Bermuda	0.5%
Marshall Islands	0.5%
Total Long-Term Investments	100.0%

See notes to financial statements.
144 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8%
Consumer, Non-cyclical - 22.6%
Tenet Healthcare Corp.
6.00% due 10/01/20	$900,000	$959,625
4.75% due 06/01/20	600,000	610,499
6.75% due 02/01/20	100,000	105,125
Valeant Pharmaceuticals International, Inc.
6.38% due 10/15/201	1,000,000	1,041,259
7.00% due 10/01/201	147,000	155,085
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC /
Reynolds Group Issuer Lu
5.75% due 10/15/20	900,000	930,375
HCA, Inc.
6.50% due 02/15/20	700,000	776,125
Hologic, Inc.
6.25% due 08/01/20	678,000	705,544
JBS USA LLC / JBS USA Finance, Inc.
8.25% due 02/01/201	600,000	642,000
Biomet, Inc.
6.50% due 08/01/20	400,000	429,248
6.50% due 10/01/20	200,000	212,300
Aramark Services, Inc.
5.75% due 03/15/20	600,000	622,500
HJ Heinz Co.
4.25% due 10/15/20	600,000	609,060
CHS/Community Health Systems, Inc.
7.13% due 07/15/20	300,000	317,625
Deluxe Corp.
6.00% due 11/15/20	250,000	260,313
JBS Investments GmbH
7.75% due 10/28/201	200,000	218,000
Spectrum Brands, Inc.
6.38% due 11/15/20	200,000	212,500
ServiceMaster Co.
8.00% due 02/15/20	130,000	138,450
7.00% due 08/15/20	65,000	68,738
WellCare Health Plans, Inc.
5.75% due 11/15/20	200,000	207,000
Hertz Corp.
5.88% due 10/15/20	200,000	203,000
Service Corporation International
4.50% due 11/15/20	200,000	197,000
Universal Hospital Services, Inc.
7.63% due 08/15/20	200,000	182,000
DaVita HealthCare Partners, Inc.
6.63% due 11/01/20	165,000	173,353
LifePoint Hospitals, Inc.
6.63% due 10/01/20	115,000	122,188
FAGE Dairy Industry S.A. / FAGE USA Dairy Industry, Inc.
9.88% due 02/01/201	100,000	105,875
Amsurg Corp.
5.63% due 11/30/20	100,000	103,250
Wells Enterprises, Inc.
6.75% due 02/01/201	80,000	83,600
RR Donnelley & Sons Co.
7.63% due 06/15/20	62,000	68,665
Total Consumer, Non-cyclical		10,460,302
Communications - 19.4%
Sprint Communications, Inc.
7.00% due 08/15/20	800,000	823,999
7.00% due 03/01/201	213,000	235,498
Wind Acquisition Finance S.A.
6.50% due 04/30/201	500,000	519,375
4.75% due 07/15/201	500,000	482,500
Cequel Communications Holdings I LLC /
Cequel Capital Corp.
6.38% due 09/15/201	800,000	834,000
SoftBank Corp.
4.50% due 04/15/201	600,000	600,750
Sirius XM Radio, Inc.
4.25% due 05/15/201	300,000	298,500
5.88% due 10/01/201	200,000	212,000
MetroPCS Wireless, Inc.
6.63% due 11/15/20	450,000	467,438
T-Mobile USA, Inc.
6.54% due 04/28/20	407,000	423,789
Alcatel-Lucent USA, Inc.
6.75% due 11/15/201	400,000	417,000
DISH DBS Corp.
5.13% due 05/01/20	400,000	405,750
Cablevision Systems Corp.
8.00% due 04/15/20	300,000	346,125
MDC Partners, Inc.
6.75% due 04/01/201	300,000	310,875
SBA Telecommunications, Inc.
5.75% due 07/15/20	300,000	310,500
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	300,000	303,375
Equinix, Inc.
4.88% due 04/01/20	300,000	302,250
Level 3 Financing, Inc.
7.00% due 06/01/20	250,000	268,438
Frontier Communications Corp.
8.50% due 04/15/20	200,000	230,000
ViaSat, Inc.
6.88% due 06/15/20	200,000	212,460
CenturyLink, Inc.
5.63% due 04/01/20	200,000	211,750
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	200,000	209,200
Gannett Company, Inc.
5.13% due 07/15/20	200,000	207,500

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 145

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Communications - 19.4% (continued)
Cogeco Cable, Inc.
4.88% due 05/01/201	$200,000	$200,750
Windstream Corp.
7.75% due 10/15/20	148,000	156,066
Total Communications		8,989,888
Energy - 12.8%
Chesapeake Energy Corp.
6.63% due 08/15/20	700,000	775,250
6.88% due 11/15/20	200,000	225,000
Calfrac Holdings LP
7.50% due 12/01/201	500,000	457,500
Atlas Pipeline Partners Limited Partnership /
Atlas Pipeline Finance Corp.
6.62% due 10/01/20	350,000	367,500
Antero Resources Finance Corp.
6.00% due 12/01/20	350,000	357,438
BreitBurn Energy Partners Limited Partnership /
BreitBurn Finance Corp.
8.62% due 10/15/20	350,000	343,000
Pacific Drilling S.A.
5.38% due 06/01/201	300,000	240,000
Energy Transfer Equity, LP
7.50% due 10/15/20	200,000	230,500
El Paso LLC
6.50% due 09/15/20	200,000	228,875
Berry Petroleum Co.
6.75% due 11/01/20	240,000	222,000
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25% due 10/01/201	200,000	210,000
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.50% due 03/01/20	200,000	207,000
Regency Energy Partners Limited Partnership /
Regency Energy Finance Corp.
5.75% due 09/01/20	200,000	207,000
Crestwood Midstream Partners Limited Partnership /
Crestwood Midstream Finance Corp.
6.00% due 12/15/20	200,000	200,000
Vanguard Natural Resources LLC / VNR Finance Corp.
7.88% due 04/01/20	200,000	192,000
Legacy Reserves Limited Partnership /
Legacy Reserves Finance Corp.
8.00% due 12/01/20	200,000	190,000
Swift Energy Co.
8.88% due 01/15/20	200,000	183,000
Parker Drilling Co.
7.50% due 08/01/20	200,000	170,000
SandRidge Energy, Inc.
8.75% due 01/15/20	200,000	168,000
Tesoro Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
5.88% due 10/01/20	156,000	159,120
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/20	142,000	149,810
Resolute Energy Corp.
8.50% due 05/01/20	200,000	148,500
Penn Virginia Corp.
8.50% due 05/01/20	154,000	144,375
Hornbeck Offshore Services, Inc.
5.88% due 04/01/20	100,000	89,000
Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC
10.75% due 10/01/20	50,000	43,500
Total Energy		5,908,368
Consumer, Cyclical - 10.9%
K Hovnanian Enterprises, Inc.
9.13% due 11/15/201	500,000	545,000
7.25% due 10/15/201	200,000	212,500
Dufry Finance SCA
5.50% due 10/15/201	500,000	528,050
Michaels Stores, Inc.
5.88% due 12/15/201	500,000	506,250
DreamWorks Animation SKG, Inc.
6.87% due 08/15/201	350,000	366,625
L Brands, Inc.
7.00% due 05/01/20	300,000	339,000
MGM Resorts International
6.75% due 10/01/20	200,000	216,000
5.25% due 03/31/20	100,000	101,250
William Lyon Homes
8.50% due 11/15/20	250,000	273,750
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	200,000	236,000
KB Home
8.00% due 03/15/20	200,000	223,750
Taylor Morrison Communities, Inc. / Monarch
Communities, Inc.
7.75% due 04/15/201	200,000	215,000
Ryland Group, Inc.
6.63% due 05/01/20	200,000	214,500
Brookfield Residential Properties, Inc.
6.50% due 12/15/201	200,000	213,000
United Continental Holdings, Inc.
6.00% due 12/01/20	200,000	204,125
PF Chang’s China Bistro, Inc.
10.25% due 06/30/201,2	200,000	202,500
Meritage Homes Corp.
7.15% due 04/15/20	100,000	109,500
Suburban Propane Partners, LP/
Suburban Energy Finance Corp.
7.38% due 03/15/20	100,000	104,500
Titan International, Inc.
6.88% due 10/01/20	100,000	92,500

See notes to financial statements.
146 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Consumer, Cyclical - 10.9% (continued)
Scientific Games International, Inc.
6.25% due 09/01/20	$100,000	$73,500
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	40,000	42,500
Total Consumer, Cyclical		5,019,800
Financial - 9.4%
Ally Financial, Inc.
7.50% due 09/15/20	820,000	963,500
8.00% due 03/15/20	482,000	572,375
International Lease Finance Corp.
8.25% due 12/15/20	600,000	729,000
SLM Corp.
8.00% due 03/25/20	500,000	565,625
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.37% due 04/01/201	400,000	388,000
CIT Group, Inc.
5.38% due 05/15/20	300,000	319,875
Neuberger Berman Group LLC /
Neuberger Berman Finance Corp.
5.63% due 03/15/201	200,000	209,500
Corrections Corporation of America
4.13% due 04/01/20	200,000	198,000
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/201	200,000	191,000
CNO Financial Group, Inc.
6.38% due 10/01/201	100,000	107,000
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	100,000	96,750
Total Financial		4,340,625
Basic Materials - 9.2%
PH Glatfelter Co.
5.38% due 10/15/20	500,000	512,500
United States Steel Corp.
7.38% due 04/01/202	400,000	440,500
Hexion US Finance Corp.
6.63% due 04/15/20	450,000	437,625
AK Steel Corp.
7.63% due 05/15/202	450,000	429,750
ArcelorMittal
5.75% due 08/05/20	400,000	420,000
Rockwood Specialties Group, Inc.
4.63% due 10/15/20	400,000	419,500
TPC Group, Inc.
8.75% due 12/15/201	300,000	312,750
Tronox Finance LLC
6.38% due 08/15/20	300,000	309,000
Aleris International, Inc.
7.88% due 11/01/20	250,000	257,500
Ineos Finance plc
7.50% due 05/01/201	200,000	210,750
Cascades, Inc.
7.88% due 01/15/20	200,000	209,500
Eldorado Gold Corp.
6.12% due 12/15/201	200,000	199,000
Huntsman International LLC
4.88% due 11/15/20	100,000	102,250
Total Basic Materials		4,260,625
Industrial - 7.4%
Roofing Supply
10.00% due 06/01/201	750,000	780,000
Silgan Holdings, Inc.
5.00% due 04/01/20	600,000	613,500
CHC Helicopter S.A.
9.25% due 10/15/20	360,000	367,200
Sealed Air Corp.
6.50% due 12/01/201	200,000	221,000
Bombardier, Inc.
7.75% due 03/15/201	200,000	221,000
Boise Cascade Co.
6.38% due 11/01/20	200,000	210,500
Rexel S.A.
5.25% due 06/15/201	200,000	202,000
Norbord, Inc.
5.38% due 12/01/201	200,000	196,000
Abengoa Finance SAU
7.75% due 02/01/201	200,000	183,000
Briggs & Stratton Corp.
6.88% due 12/15/20	100,000	110,250
Terex Corp.
6.50% due 04/01/20	100,000	105,500
TransDigm, Inc.
5.50% due 10/15/20	100,000	99,250
GrafTech International Ltd.
6.38% due 11/15/20	100,000	93,500
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc.
7.00% due 11/15/201	35,294	36,088
Total Industrial		3,438,788
Technology - 3.4%
First Data Corp.
6.75% due 11/01/201	814,000	868,945
Nuance Communications, Inc.
5.38% due 08/15/201	300,000	303,750
IMS Health, Inc.
6.00% due 11/01/201	200,000	206,000
Advanced Micro Devices, Inc.
7.75% due 08/01/20	200,000	187,250
Total Technology		1,565,945

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 147

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Utilities - 2.7%
Sabine Pass LNG, LP
6.50% due 11/01/20	$450,000	$469,125
Northern Oil and Gas, Inc.
8.00% due 06/01/20	500,000	445,000
AES Corp.
8.00% due 06/01/20	300,000	350,250
Total Utilities		1,264,375
Total Corporate Bonds
(Cost $45,907,207)		45,248,716

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.7%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	762,737	$762,737
Total Securities Lending Fund
(Cost $762,737)		762,737
Total Investments - 99.5%
(Cost $46,669,944)		46,011,453
Other Assets & Liabilities, net - 0.5%		254,355
Total Net Assets - 100.0%		$46,265,808

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $14,889,275 (cost $15,079,020), or 32.2% of total net assets.

2	All or portion of this security is on loan at November 30, 2014 - See Note 2.

3	Securities lending collateral - See Note 2.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Country Diversification
% of Long-Term
Country	Investments
United States	85.1%
Canada	5.3%
Luxembourg	2.6%
Italy	2.2%
Brazil	1.4%
Japan	1.3%
Austria	0.5%
United Kingdom	0.5%
France	0.4%
Spain	0.4%
Greece	0.2%
Ireland	0.1%
Total Long-Term Investments	100.0%

See notes to financial statements.
148 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 97.4%
Energy - 21.1%
SM Energy Co.
6.50% due 11/15/21	$283,000	$289,367
QEP Resources, Inc.
6.88% due 03/01/21	200,000	211,000
Penn Virginia Resource Partners LP /
Penn Virginia Resource Finance Corp.
6.50% due 05/15/21	200,000	208,000
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	200,000	205,500
Endeavor Energy Resources. LP / EER Finance, Inc.
7.00% due 08/15/211	200,000	198,000
Unit Corp.
6.63% due 05/15/21	200,000	193,000
Rosetta Resources, Inc.
5.63% due 05/01/21	200,000	192,000
Precision Drilling Corp.
6.50% due 12/15/21	200,000	192,000
Atlas Energy Holdings Operating Company LLC /
Atlas Resource Finance Corp.
7.75% due 01/15/21	200,000	175,000
American Energy-Permian Basin LLC /
AEPB Finance Corp.
7.38% due 11/01/211	200,000	162,500
SandRidge Energy, Inc.
7.50% due 03/15/21	100,000	81,000
Total Energy		2,107,367
Communications - 20.9%
Sinclair Television Group, Inc.
6.38% due 11/01/21	200,000	207,500
5.38% due 04/01/21	200,000	201,500
CSC Holdings LLC
6.75% due 11/15/21	200,000	222,500
DISH DBS Corp.
6.75% due 06/01/21	200,000	217,750
Windstream Corp.
7.75% due 10/01/21	200,000	210,250
Sirius XM Radio, Inc.
5.75% due 08/01/211	200,000	210,000
T-Mobile USA, Inc.
6.63% due 04/28/21	200,000	206,750
Sprint Corp.
7.25% due 09/15/21	200,000	205,000
Gannett Co., Inc.
4.88% due 09/15/211	200,000	201,500
CommScope, Inc.
5.00% due 06/15/211	200,000	201,000
Total Communications		2,083,750
Consumer, Cyclical - 10.5%
L Brands, Inc.
6.63% due 04/01/21	200,000	226,500
Allegion US Holding Co., Inc.
5.75% due 10/01/21	200,000	211,000
William Carter Co.
5.25% due 08/15/21	200,000	208,500
WMG Acquisition Corp.
6.00% due 01/15/211	200,000	205,500
Cedar Fair LP / Canada’s Wonderland Company /
Magnum Management Corp.
5.25% due 03/15/21	200,000	202,000
Total Consumer, Cyclical		1,053,500
Industrial - 9.9%
Dycom Investments, Inc.
7.13% due 01/15/21	200,000	210,000
USG Corp.
5.88% due 11/01/211	200,000	207,006
Clean Harbors, Inc.
5.13% due 06/01/21	200,000	201,000
CEVA Group plc
7.00% due 03/01/211,2	200,000	195,000
CPG Merger Sub LLC
8.00% due 10/01/211	165,000	174,075
Total Industrial		987,081
Technology - 8.4%
NCR Corp.
5.88% due 12/15/21	200,000	205,000
4.63% due 02/15/21	200,000	196,000
First Data Corp.
11.25% due 01/15/21	200,000	228,500
Audatex North America, Inc.
6.00% due 06/15/211	200,000	208,500
Total Technology		838,000
Financial - 8.2%
Geo Group, Inc.
6.63% due 02/15/21	200,000	210,000
Credit Acceptance Corp.
6.12% due 02/15/211	200,000	209,000
DuPont Fabros Technology, LP
5.88% due 09/15/21	200,000	208,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/211	200,000	193,000
Total Financial		820,500

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 149

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Consumer, Non-cyclical - 7.8%
Vector Group Ltd.
7.75% due 02/15/21	$200,000	$215,250
Valeant Pharmaceuticals International, Inc.
5.63% due 12/01/211	200,000	202,500
Tenet Healthcare Corp.
4.50% due 04/01/21	200,000	197,250
RR Donnelley & Sons Co.
7.88% due 03/15/21	75,000	84,750
Constellation Brands, Inc.
3.75% due 05/01/21	75,000	74,813
Total Consumer, Non-cyclical		774,563
Basic Materials - 6.4%
Celanese US Holdings LLC
5.88% due 06/15/21	200,000	216,500
ArcelorMittal
6.00% due 03/01/21	200,000	211,000
Steel Dynamics, Inc.
5.13% due 10/01/211	200,000	207,500
Total Basic Materials		635,000
Utilities - 2.1%
DPL, Inc.
7.25% due 10/15/21	200,000	212,000
Diversified - 2.1%
Opal Acquisition, Inc.
8.88% due 12/15/211	200,000	210,250
Total Corporate Bonds
(Cost $9,777,536)		9,722,011

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.6%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	161,600	$161,600
Total Securities Lending Fund
(Cost $161,600)		161,600
Total Investments - 99.0%
(Cost $9,939,136)		9,883,611
Other Assets & Liabilities, net - 1.0%		102,741
Total Net Assets - 100.0%		$9,986,352

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $2,895,331 (cost $2,992,296), or 29.9% of total net assets.

2	All or portion of this security is on loan at November 30, 2014 –See Note 2.

3	Securities lending collateral –See Note 2.

LLC	Limited Liability Company

LP	Limited Partnership

plc	Public Limited Company

Country Diversification
% of Long-Term
Country	Investments
United States	91.8%
Canada	4.0%
Luxembourg	2.2%
United Kingdom	2.0%
Total Long-Term Investments	100.0%

See notes to financial statements.
150 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3%
Communications - 20.3%
Intelsat Jackson Holdings S.A.
6.63% due 12/15/22	$200,000	$209,500
DISH DBS Corp.
5.88% due 07/15/22	200,000	207,275
Cablevision Systems Corp.
5.88% due 09/15/221	200,000	204,250
Numericable Group S.A.
6.00% due 05/15/222	200,000	203,404
Inmarsat Finance plc
4.88% due 05/15/222	200,000	200,000
IAC / InterActive Corp.
4.75% due 12/15/22	200,000	196,000
Sprint Communications, Inc.
6.00% due 11/15/22	200,000	193,250
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	100,000	99,875
Total Communications		1,513,554
Consumer, Non-cyclical - 19.8%
Constellation Brands, Inc.
6.00% due 05/01/22	200,000	222,260
HCA, Inc.
5.88% due 03/15/22	200,000	218,000
RR Donnelley & Sons Co.
7.00% due 02/15/22	200,000	215,500
DaVita HealthCare Partners, Inc.
5.75% due 08/15/22	200,000	212,000
FTI Consulting, Inc.
6.00% due 11/15/22	200,000	208,000
Grifols Worldwide Operations Ltd.
5.25% due 04/01/222	200,000	206,500
Live Nation Entertainment, Inc.
5.38% due 06/15/222	200,000	201,500
Total Consumer, Non-cyclical		1,483,760
Energy - 15.2%
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	200,000	212,750
CONSOL Energy, Inc.
5.88% due 04/15/222	200,000	200,250
Rosetta Resources, Inc.
5.88% due 06/01/22	200,000	193,000
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/222	200,000	181,500
BreitBurn Energy Partners Limited Partnership / BreitBurn
Finance Corp.
7.88% due 04/15/22	200,000	179,000
Berry Petroleum Co. LLC
6.38% due 09/15/22	200,000	173,000
Total Energy		1,139,500
Consumer, Cyclical - 11.4%
KB Home
7.50% due 09/15/22	200,000	215,500
PVH Corp.
4.50% due 12/15/22	200,000	200,000
Cinemark USA, Inc.
5.13% due 12/15/22	200,000	197,000
WMG Acquisition Corp.
6.75% due 04/15/222	200,000	195,000
Lennar Corp.
4.75% due 11/15/22	50,000	48,625
Total Consumer, Cyclical		856,125
Financial - 8.7%
International Lease Finance Corp.
8.63% due 01/15/22	200,000	248,500
5.88% due 08/15/22	100,000	108,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/222	200,000	188,000
CIT Group Inc.
5.00% due 08/15/22	100,000	103,500
Total Financial		648,500
Industrial - 8.0%
Ball Corp.
5.00% due 03/15/22	200,000	208,000
Amsted Industries, Inc.
5.00% due 03/15/222	200,000	197,750
SBA Communications Corp.
4.88% due 07/15/222	200,000	195,000
Total Industrial		600,750
Basic Materials - 5.6%
ArcelorMittal
6.75% due 02/25/22	200,000	218,375
Ashland, Inc.
4.75% due 08/15/22	200,000	202,000
Total Basic Materials		420,375
Technology - 2.8%
CDW LLC / CDW Finance Corp.
6.00% due 08/15/22	200,000	210,250
Utilities - 2.8%
NRG Energy, Inc.
6.25% due 07/15/22	200,000	206,500
Diversified - 2.7%
Harbinger Group, Inc.
7.75% due 01/15/22	200,000	204,250
Total Corporate Bonds
(Cost $7,330,688)		7,283,564
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 151

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.6%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	120,750	$120,750
Total Securities Lending Fund
(Cost $120,750)		120,750
Total Investments - 98.9%
(Cost $7,451,438)		$7,404,314
Other Assets & Liabilities, net - 1.1%		79,980
Total Net Assets - 100.0%		$7,484,294

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	All or portion of this security is on loan at November 30, 2014 - See Note 2.

2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,968,904 (cost $2,000,553), or 26.3% of total net assets.

3	Securities lending collateral - See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

Country Diversification
Country	% of Corporate Bonds
United States	85.8%
Luxembourg	5.9%
Ireland	2.8%
France	2.8%
United Kingdom	2.7%
Total Corporate Bonds	100.0%

See notes to financial statements.
152 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

GSY Guggenheim Enhanced Short Duration ETF

	Shares	Value
EXCHANGE-TRADED FUNDS† - 7.1%
Guggenheim BulletShares 2015 Corporate Bond ETF6	1,556,055	$33,813,075
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF6	113,500	3,015,695
iShares iBoxx High Yield Corporate Bond ETF	10,800	984,204
Total Exchange-Traded Funds
(Cost $37,986,692)		37,812,974
MONEY MARKET FUND† - 1.3%
Dreyfus Treasury Prime Cash Management
Institutional Shares	6,835,183	6,835,183
Total Money Market Fund
(Cost $6,835,183)		6,835,183

	Face
	Amount	Value
CORPORATE BONDS†† - 38.6%
Financial - 21.3%
Axis Capital Holdings Ltd.
5.75% due 12/01/14	$11,500,000	$11,500,000
American Tower Corp.
4.63% due 04/01/15	11,000,000	11,137,401
HCP, Inc.
6.00% due 03/01/15	10,000,000	10,134,899
Citigroup, Inc.
4.75% due 05/19/15	5,000,000	5,096,380
1.19% due 07/25/161	4,000,000	4,032,488
International Lease Finance Corp.
2.18% due 06/15/161	7,200,000	7,218,000
Mack-Cali Realty, LP
5.13% due 01/15/15	7,000,000	7,020,412
Nationwide Health Properties, Inc.
6.00% due 05/20/15	6,000,000	6,149,412
Liberty Property, LP
5.13% due 03/02/15	6,000,000	6,067,650
Credit Suisse USA, Inc.
5.13% due 08/15/152	5,500,000	5,679,943
Endurance Specialty Holdings Ltd.
6.15% due 10/15/15	5,000,000	5,223,230
Icahn Enterprises Limited Partnership / Icahn
Enterprises Finance Corp.
3.50% due 03/15/17	5,250,000	5,204,063
Willis Group Holdings plc
4.13% due 03/15/16	5,000,000	5,178,590
Ford Motor Credit Company LLC
3.88% due 01/15/15	3,000,000	3,011,697
7.00% due 04/15/15	500,000	511,418
JPMorgan Chase & Co.
0.85% due 02/26/161	3,500,000	3,513,524
Morgan Stanley
1.48% due 02/25/161	3,000,000	3,035,043
Macquarie Bank Ltd.
1.03% due 03/24/171,3	3,000,000	3,018,165
Goldman Sachs Group, Inc.
1.43% due 04/30/181	2,500,000	2,539,933
Ameriprise Financial, Inc.
5.65% due 11/15/15	2,150,000	2,250,416
Kennedy-Wilson, Inc.
8.75% due 04/01/19	1,700,000	1,819,425
Realty Income Corp.
5.50% due 11/15/15	1,300,000	1,356,714
Health Care REIT, Inc.
5.88% due 05/15/15	1,300,000	1,331,407
Kemper Corp.
6.00% due 11/30/15	1,150,000	1,203,574
Total Financial		113,233,784
Consumer, Non-cyclical - 5.1%
Life Technologies Corp.
4.40% due 03/01/15	15,700,000	15,841,536
Express Scripts Holding Co.
2.10% due 02/12/15	6,100,000	6,116,006
Bumble Bee Holdings, Inc.
9.00% due 12/15/173	5,000,000	5,237,500
Total Consumer, Non-cyclical		27,195,042
Utilities - 2.8%
PNM Resources, Inc.
9.25% due 05/15/15	7,688,000	7,978,783
Scottish Power Ltd.
5.38% due 03/15/15	4,325,000	4,378,842
AES Corp.
3.23% due 06/01/191	2,500,000	2,493,750
Total Utilities		14,851,375
Industrial - 2.4%
Cemex SAB de CV
5.23% due 09/30/151,3	3,000,000	3,063,600
Level 3 Financing, Inc.
3.82% due 01/15/18	3,000,000	3,027,750
Quality Distribution LLC / QD Capital Corp.
9.87% due 11/01/182	2,250,000	2,379,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer,
LLC / Reynolds Group Issuer Lu
7.12% due 04/15/19	2,000,000	2,076,250
Anglo American Capital plc
1.18% due 04/15/161,3	2,000,000	2,008,264
Total Industrial		12,555,239
Energy - 1.9%
Regency Energy Partners, LP / Regency Energy Finance Corp.
8.37% due 06/01/193	4,000,000	4,210,000
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/163	2,823,550	2,975,372
Crestwood Midstream Partners, LP / Crestwood Midstream
Finance Corp.
7.75% due 04/01/19	2,000,000	2,085,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 153

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 38.6% (continued)
Energy - 1.9% (continued)
Petroleos Mexicanos
2.25% due 07/18/181	$1,000,000	$1,033,750
Total Energy		10,304,122
Technology - 1.6%
Xerox Corp.
4.25% due 02/15/15	6,463,000	6,511,369
CA, Inc.
6.13% due 12/01/14	2,000,000	2,000,000
Total Technology		8,511,369
Basic Materials - 1.5%
Glencore Funding LLC
1.40% due 05/27/161,3	4,600,000	4,626,316
Rio Tinto Finance USA plc
1.07% due 06/17/161	3,550,000	3,578,049
Total Basic Materials		8,204,365
Communications - 1.1%
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
3.55% due 03/15/15	5,620,000	5,667,984
Consumer, Cyclical - 0.8%
Newell Rubbermaid, Inc.
2.00% due 06/15/15	2,305,000	2,322,057
Continental Airlines 2009-2 Class B Pass Through Trust
9.25% due 05/10/17	1,943,058	2,122,791
Total Consumer, Cyclical		4,444,848
Information Technology - 0.1%
Symantec Corp.
2.75% due 09/15/15	250,000	253,545
Total Corporate Bonds
(Cost $205,053,458)		205,221,673
ASSET BACKED SECURITIES†† - 11.0%
Garrison Funding Ltd.
2013-2x A2, 3.63% due 09/25/23	2,500,000	2,476,000
2013-2x A1t, 2.03% due 09/25/23	2,000,000	1,985,400
Salus CLO 2012-1 Ltd.
2012-1X B, 4.73% due 03/05/21	2,000,000	2,062,200
2012-1X C, 2.48% due 03/05/21	2,000,000	1,994,000
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.28% due 02/25/371	3,118,166	2,975,594
GSAMP Trust 2005-HE6
2005-HE6, 0.59% due 11/25/351	2,200,000	2,038,155
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.33% due 01/15/231,3	2,000,000	2,008,800
Newstar Trust
2012-2A, 3.48% due 01/20/231,3	2,000,000	1,996,400
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.07% due 10/22/261,3	2,000,000	1,986,200
Comstock Resources, Inc.
2006-1X C, 1.98% due 05/30/20	2,000,000	1,954,200
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/171,3	2,000,000	1,939,400
Shasta CLO Ltd.
2007-1A, 1.63% due 04/20/211,3	2,000,000	1,891,400
SRERS Funding Ltd.
2011-RS, 0.40% due 05/09/461,3	1,219,495	1,161,569
2011-RSX A1B1, 0.40% due 05/09/46	696,854	663,754
Goldentree Credit Opportunities Financing Ltd.
2012-1X, 4.23% due 09/15/24	1,500,000	1,496,850
Ingim
2011-1x A2, 2.13% due 06/22/21	1,500,000	1,487,850
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.13% due 07/15/231,3	1,500,000	1,484,850
Coas
2014-1X, 3.03% due 04/20/23	1,500,000	1,481,250
Westb
2006-1X D, 1.93% due 12/20/20	1,500,000	1,434,450
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.62% due 04/29/191,3	1,500,000	1,409,400
Countrywide Asset-Backed Certificates
2004-SD2, 0.78% due 06/25/331,3	1,480,000	1,380,692
Telos CLO Ltd.
2013-3A, 3.22% due 01/17/241,3	750,000	718,650
2014-4X, 2.98% due 07/17/24	500,000	475,650
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.42% due 07/09/171	1,144,000	1,106,019
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.73% due 04/25/261,3	1,000,000	994,900
Hewett’s Island CDO Ltd.
2007-6A, 2.48% due 06/09/191,3	1,000,000	992,900
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/231,3	1,000,000	984,600
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.77% due 10/17/221,3	1,000,000	973,800
Hla
2012-1x B, 3.23% due 08/15/23	1,000,000	972,000
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due 07/28/261,3	1,000,000	965,900
SGAB
2007-1X B, 2.48% due 09/10/21	1,000,000	965,900
Bakr
2006-1X C, 0.96% due 10/15/19	1,000,000	960,300
King
2007-4x D, 1.68% due 04/16/21	1,000,000	919,300
LibR
2005-1X A2, 0.61% due 11/01/17	829,384	826,399
KKR Financial CLO Ltd.
2007-1X D, 2.48% due 05/15/211	750,000	744,975
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.73% due 04/28/261,3	750,000	738,150
ACS Pass-Through Trust
2007-1X, 0.47% due 06/14/37	751,749	734,835

See notes to financial statements.
154 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 11.0% (continued)
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/241,3	$750,000	$721,875
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.78% due 11/05/411,3	652,900	644,413
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.60% due 07/10/17†††,1	619,652	604,595
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	600,000	600,360
ICE EM CLO
2007-1X, 0.93% due 08/15/22	500,000	481,250
2007-1A, 0.68% due 08/15/22	59,060	58,540
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 3.83% due 04/20/251,3	500,000	498,700
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.93% due 04/15/251,3	500,000	498,650
Ozlmf
2012-2x B, 3.48% due 10/30/23	500,000	493,450
Apid
2006-3X, 1.98% due 06/12/20	500,000	488,150
Eaton Corp.
2007-9X D, 1.73% due 04/20/19	500,000	487,950
CNOVA
2007-1X, 1.58% due 05/16/19	500,000	481,350
Golub Capital Partners Fundings Ltd.
2007-1A, 0.98% due 03/15/221,3	500,000	479,850
Rockwall CDO II Ltd.
2007-1X A1LB, 0.78% due 08/01/24	500,000	453,900
ALM IV Ltd.
2011-4A, 2.97% due 07/18/221,3	250,000	250,000
Total Asset Backed Securities
(Cost $58,358,505)		58,625,725
SENIOR FLOATING RATE INTERESTS†† - 6.7%
Technology - 1.9%
Infor US, Inc.
3.75% due 06/03/201	4,254,753	4,190,932
First Data Corp.
3.66% due 03/23/181	3,000,000	2,960,640
3.66% due 09/24/181	1,000,000	986,040
Aspect Software, Inc.
7.25% due 05/07/161	816,010	807,850
Deltek, Inc.
4.50% due 10/10/181	740,489	736,046
CompuCom Systems, Inc.
4.25% due 05/09/201	250,000	238,750
SRA International, Inc.
6.50% due 07/20/181	221,458	221,320
Expert Global Solutions, Inc.
8.50% due 04/03/181	80,758	80,355
Total Technology		10,221,933
Consumer, Cyclical - 0.9%
Smart & Final Stores LLC
4.78% due 11/15/191	886,290	885,847
4.75% due 11/15/191	293,104	292,958
Serta Simmons Holdings LLC
4.25% due 10/01/191	931,431	927,473
BJ’s Wholesale Club, Inc.
4.50% due 09/26/191	797,990	793,002
WMG Acquisition Corp.
3.75% due 07/01/201	795,980	777,577
HD Supply, Inc.
4.00% due 06/28/181	497,206	495,341
Party City Holdings, Inc.
4.00% due 07/27/191	497,494	491,897
Total Consumer, Cyclical		4,664,095
Consumer, Non-cyclical - 0.8%
HJ Heinz Co.
3.50% due 06/05/201	1,492,443	1,491,040
Ceridian Corp.
4.50% due 09/09/201	854,347	846,872
MSC.Software Corporation
5.00% due 05/29/201	698,250	696,504
Diamond Foods, Inc.
4.25% due 08/20/181	696,491	691,268
Reynolds Group Holdings, Inc.
4.00% due 12/01/181	491,288	489,401
Total Consumer, Non-cyclical		4,215,085
Communications - 0.8%
Univision Communications, Inc.
4.00% due 03/01/201	2,288,471	2,264,878
Zayo Group LLC
4.00% due 07/02/191	994,916	992,180
Avaya, Inc.
4.65% due 10/26/171	974,628	946,003
Total Communications		4,203,061
Metals & Minerals - 0.7%
Fortescue
3.75% due 06/30/191	3,778,915	3,539,709
Financial - 0.4%
RPI Finance Trust
3.25% due 05/09/181	1,925,528	1,917,114
Capital Automotive, LP
4.00% due 04/10/191	97,808	97,625
Total Financial		2,014,739
Financial Services - 0.4%
National Financial Partners
4.50% due 07/01/201	1,980,007	1,963,513
Aerospace & Defense - 0.2%
Doncasters
4.50% due 04/09/201	1,006,201	998,655

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 155

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 6.7% (continued)
Financial Institutions - 0.2%
Ellucian (Datatel)
4.00% due 07/19/181	$650,300	$646,398
Hamilton Lane Advisors
4.00% due 02/28/181	170,285	167,730
DJO Finance LLC
4.25% due 09/15/171	99,500	99,293
Total Financial Institutions		913,421
Insurance - 0.1%
CNO Financial Group, Inc.
3.75% due 09/28/181	798,807	789,820
Industrial - 0.1%
Fly Funding II Sarl
4.50% due 08/09/191	506,875	505,734
45.00% due 08/09/191	181,875	181,466
Total Industrial		687,200
Retail - 0.1%
Sears Holdings
5.50% due 06/30/181	495,000	479,120
Energy - 0.1%
Pinnacle Holdco Sarl
4.75% due 07/30/191	472,255	460,448
Basic Materials - 0.0%*
Chromaflo Technologies Corp.
4.50% due 12/02/191	198,998	197,256
Total Senior Floating Rate Interests
(Cost $35,707,325)		35,348,055
U.S. TREASURY BILLS†† - 2.8%
United States Treasury Bill
0.00% due 12/18/14	15,000,000	14,999,865
Total U.S. Treasury Bills
(Cost $14,999,858)		14,999,865
MORTGAGE BACKED SECURITIES†† - 2.0%
GreenPoint Mortgage Funding Trust 2007-AR1
2007-AR1,0.23% due 02/25/471	2,410,264	2,245,040
Boca Hotel Portfolio Trust
2013-BOCA,3.20% due 08/15/261,3	2,000,000	1,999,826
Motel 6 Trust
2012-MTL6,3.78% due 10/05/253	2,000,000	1,991,707
CSMC Series
2014-SURF,2.40% due 02/15/291,3	1,500,000	1,505,799
LSTAR Securities Investment Trust 2014-1
2014-1,3.25% due 09/01/211,3	1,472,264	1,472,264
GreenPoint Mortgage Funding Trust 2006-AR1
2006-AR1,0.44% due 02/25/361	1,138,483	961,119
CSMC Series 2014-2R
2014-2R,0.35% due 02/27/461,3	527,093	495,995
Total Mortgage Backed Securities
(Cost $10,591,046)		10,671,750
MUNICIPAL BONDS†† - 1.7%
California - 0.9%
University of California Revenue Bonds
0.66% due 07/01/411	5,000,000	5,018,350
Pennsylvania - 0.8%
Pennsylvania Turnpike Commission Revenue Bonds
0.49% due 12/01/171	4,000,000	4,005,400
Total Municipal Bonds
(Cost $9,000,000)		9,023,750
COMMERCIAL PAPER†† - 16.4%
Bemis Co.
0.30% due 12/15/14	8,250,000	8,249,175
Pentair Finance S.A.
0.00% due 12/01/14	8,000,000	7,999,840
COX Enterprises, Inc.
0.00% due 12/01/14	8,000,000	7,999,840
FMC Corp.
0.30% due 12/02/14	8,000,000	7,999,840
Ingersoll-Rand Global Holding Co. Ltd.
0.28% due 12/02/14	8,000,000	7,999,840
Diageo Capital plc
0.27% due 12/04/14	8,000,000	7,999,760
AirGas, Inc.
0.27% due 12/05/14	8,000,000	7,999,680
Nissan Motor Acceptance Corp.
0.27% due 12/09/14	8,000,000	7,999,520
Northeast Utilities
0.31% due 12/09/14	8,000,000	7,999,520
Ryder System, Inc.
0.29% due 12/16/14	8,000,000	7,999,120
Viacom, Inc.
0.30% due 12/11/14	7,000,000	6,999,510
Total Commercial Paper
(Cost $87,245,907)		87,245,645
REPURCHASE AGREEMENTS††, 5 - 12.0%
Bank of America, Inc. issued 11/03/2014 at 0.73%,
due 12/15/14	16,500,000	16,500,000
Jefferies & Company, Inc. issued 11/07/2014 at 2.56%,
due 12/08/14	5,065,000	5,065,000
Jefferies & Company, Inc. issued 11/07/2014 at 2.66%,
due 12/08/14	4,687,000	4,687,000
Jefferies & Company, Inc. issued 11/17/2014 at 2.15%,
due 12/01/14	4,550,000	4,550,000
Jefferies & Company, Inc. issued 11/20/2014 at 2.65%,
due 12/01/14	3,220,000	3,220,000
Jefferies & Company, Inc. issued 11/07/2014 at 2.41%,
due 12/08/14	2,351,000	2,351,000
Jefferies & Company, Inc. issued 11/17/2014 at 2.65%,
due 12/17/14	1,265,000	1,265,000
Nomura Securities International, Inc. issued 11/03/2014
at 0.85%, due 12/01/2014	14,387,000	14,387,000

See notes to financial statements.
156 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
REPURCHASE AGREEMENTS††, 5 - 12.0% (continued)
Nomura Securities International, Inc. issued 11/03/2014
at 0.85%, due 12/03/2014	$11,613,000	$11,613,000
Total Repurchase Agreements
(Cost $63,638,000)		63,638,000

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 0.1%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	462,010	$462,010
Total Securities Lending Fund
(Cost $462,010)		462,010
Total Investments – 99.7%
(Cost $529,877,984)		529,884,630
Other Assets & Liabilities, net – 0.3%		1,657,103
Total Net Assets - 100.0%		$531,535,733

*	Less than 0.1%

†	Value determined based on Level 1 inputs —See Note 4.

††	Value determined based on Level 2 inputs, unless otherwise stated —See Note 4.

†††	Value determined based on Level 3 inputs —See Note 4.

1	Variable rate security. Rate indicated is rate effective at November 30, 2014.

2	All or portion of this security is on loan at November 30, 2014 - See Note 2.

3	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $57,325,907 (cost $57,257,153), or 10.8% of total net assets.

4	Securities lending collateral - See Note 2.

5	Repurchase Agreements – See Note 10.

6	Affiliated Issuer – See Note 11.

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

plc	Public Limited Company

REIT	Real Estate Investment Trust

Country Diversification
% of Total
Country	Investments
United States	83.7%
Bermuda	4.7%
Cayman Islands	3.4%
United Kingdom	2.6%
Luxembourg	2.0%
Ireland	1.0%
Netherlands	0.8%
Mexico	0.8%
Australia	0.5%
Qatar	0.5%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 157

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

	Shares	Value
COMMON STOCKS† - 97.0%
United States - 19.6%
Vector Group Ltd.1	134,652	$2,928,681
RR Donnelley & Sons Co.	144,894	2,440,015
CVR Energy, Inc.1	44,615	2,076,382
PDL BioPharma, Inc.1	233,685	1,930,238
BGC Partners, Inc. — Class A	94,471	822,842
New York Community Bancorp, Inc.1	43,197	686,400
ARMOUR Residential REIT, Inc.1	166,898	655,909
Valley National Bancorp	67,130	653,846
Chimera Investment Corp.	163,516	552,684
PennyMac Mortgage Investment Trust	21,639	468,917
Two Harbors Investment Corp.	43,954	461,957
Capstead Mortgage Corp.1	32,453	422,214
CTC Media, Inc.	60,164	358,577
Starwood Property Trust, Inc.	14,822	356,617
Medical Properties Trust, Inc.	21,803	302,190
Geo Group, Inc.	7,493	301,893
Colony Financial, Inc.	12,297	301,891
Hospitality Properties Trust	9,670	295,902
Corrections Corporation of America	8,113	294,096
Chambers Street Properties	35,610	285,236
Senior Housing Properties Trust	12,328	277,750
Government Properties Income Trust	12,160	276,275
EPR Properties	4,709	263,657
Omega Healthcare Investors, Inc.1	6,436	245,984
Washington Real Estate Investment Trust	8,182	219,850
Total United States		17,880,003
Australia - 15.8%
Metcash Ltd.1	1,248,266	2,780,681
Myer Holdings Ltd.1	1,488,963	2,058,745
Tatts Group Ltd.	559,344	1,627,935
AusNet Services*	1,393,278	1,569,695
WorleyParsons Ltd.	110,416	1,047,950
Monadelphous Group Ltd.1	94,218	731,777
Insurance Australia Group Ltd.	123,571	671,830
National Australia Bank Ltd. ADR	19,914	554,090
Bendigo and Adelaide Bank Ltd.	47,067	512,992
Westpac Banking Corp.	17,088	474,729
ASX Ltd.	15,263	468,971
Australia & New Zealand Banking Group Ltd.	16,619	452,763
Commonwealth Bank of Australia ADR*	6,294	433,622
Novion Property Group*	153,286	278,667
Scentre Group*	92,748	274,687
Stockland	74,060	260,426
Spark Infrastructure Group	156,259	260,066
Total Australia		14,459,626
United Kingdom - 12.8%
AstraZeneca plc — Class A	33,920	2,539,157
Vodafone Group PLC	625,469	2,291,578
Berkeley Group Holdings plc	56,562	2,273,821
Royal Dutch Shell plc — Class A	64,757	2,162,627
National Grid plc	122,567	1,785,099
Admiral Group plc	27,187	527,945
Total United Kingdom		11,580,227
Finland - 6.6%
Elisa Oyj	66,510	1,933,570
Fortum Oyj	74,045	1,862,779
Orion Oyj — Class B	43,506	1,495,849
Yit OYJ1	132,475	905,847
Total Finland		6,198,045
Canada - 4.9%
Crescent Point Energy Corp.1	48,617	1,265,470
Canadian Oil Sands Ltd.	92,241	1,176,219
Baytex Energy Corp.1	42,819	908,390
Cominar Real Estate Investment Trust	19,862	328,522
Dream Office Real Estate Investment Trust	12,756	301,602
Artis Real Estate Investment Trust	21,604	300,874
Calloway Real Estate Investment Trust	10,979	268,156
Total Canada		4,549,233
Germany - 4.4%
Freenet AG	72,685	2,151,599
Telefonica Deutschland Holding AG*	355,577	1,869,311
Total Germany		4,020,910
Cayman Islands - 4.1%
Phoenix Group Holdings	84,165	1,057,089
Greentown China Holdings Ltd.1	752,500	759,778
Home Loan Servicing Solutions Ltd.	38,745	757,077
Evergrande Real Estate Group Ltd.1	1,558,000	632,843
Xinyi Glass Holdings Ltd.	1,014,000	543,938
Total Cayman Islands		3,750,725
Italy - 3.4%
Terna Rete Elettrica Nazionale SpA	342,558	1,658,661
Eni SpA	72,806	1,458,571
Total Italy		3,117,232
South Africa - 3.4%
Kumba Iron Ore Ltd.1	38,353	894,758
Vodacom Group Ltd.1	56,432	679,289
MMI Holdings Ltd.	213,413	609,531
Reunert Ltd.1	103,660	573,548
Redefine Properties Ltd.1	374,835	342,718
Total South Africa		3,099,844

See notes to financial statements.
158 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
New Zealand - 2.4%
Spark New Zealand Ltd.	908,207	$2,181,604
France - 2.2%
Neopost S.A.	25,543	1,815,698
Fonciere Des Regions	2,315	221,558
Total France		2,037,256
Spain - 2.2%
Enagas S.A.	59,822	2,008,361
Turkey - 2.2%
Eregli Demir ve Celik Fabrikalari TAS	348,175	708,254
Turk Telekomunikasyon AS	213,822	684,740
Tofas Turk Otomobil Fabrikasi AS	84,050	598,976
Total Turkey		1,991,970
Denmark - 2.1%
TDC A/S	234,852	1,908,343
Portugal - 1.8%
EDP - Energias de Portugal S.A. ADR	393,239	1,617,273
China - 1.6%
Guangzhou R&F Properties Company Ltd. — Class H	676,000	835,085
Bank of China Ltd. — Class H	1,381,000	712,316
Total China		1,547,401
Norway - 1.3%
Gjensidige Forsikring ASA	67,100	1,152,199
Singapore - 1.1%
Hutchison Port Holdings Trust — Class U	459,000	314,415
Ascendas Real Estate Investment Trust	154,000	276,456
Suntec Real Estate Investment Trust	164,008	247,868
Keppel REIT1	207,004	196,920
Total Singapore		1,035,659
Mexico - 0.9%
Grupo Financiero Santander Mexico SAB de CV ADR	69,847	798,351
Switzerland - 0.8%
Zurich Insurance Group AG*	2,323	730,051
Hong Kong - 0.8%
Poly Property Group Company Ltd.	1,695,000	712,534
Thailand - 0.7%
Intouch Holdings PCL*	288,900	659,890
Bermuda - 0.6%
Catlin Group Ltd.	67,199	580,382
Colombia - 0.5%
Ecopetrol S.A. ADR1	23,348	473,731
Russian Federation - 0.5%
MegaFon OAO GDR	21,812	450,418
Netherlands - 0.3%
Corio N.V.*	5,279	267,751
Total Common Stocks
(Cost $93,414,740)		88,809,019
Preferred Stocks - 1.9%
Brazil - 1.9%
Oi S.A. ADR*	2,222,797	1,156,077
Cia Energetica de Minas Gerais ADR	97,524	538,332
Total Preferred Stocks
(Cost $3,432,172)		1,694,409
EXCHANGE-TRADED FUNDS†- 0.4%
iShares MSCI ACWI Index Fund1	6,000	362,580
Total Exchange-Traded Funds
(Cost $351,159)		362,580
SECURITIES LENDING COLLATERAL† - 20.2%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	18,482,323	18,482,323
Total Securities Lending Fund
(Cost $18,482,323)		18,482,323
Total Investments - 119.5%
(Cost $115,680,394)		109,348,331
Other Assets & Liabilities, net - (19.5)%		(17,843,194)
Total Net Assets - 100.0%		$91,505,137

*	Non-income producing security.

†	Value determined based on Level 1 inputs —See Note 4.

1	All or portion of this security is on loan at November 30, 2014 - See Note 2.

2	Securities lending collateral - See Note 2.

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Joint Stock Company

ASA	Stock Company

A/S	Limited Liability Stock Company or Stock Company

GDR	Global Depositary Receipt

OYJ	Public Traded Company

plc	Public Limited Company

REIT	Real Estate Investment Trust

S.A.	Corporation

SpA	Limited Share Company

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 159

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Country Diversification
% of Long-Term
Country	Investments
United States	20.1%
Australia	15.9%
United Kingdom	12.7%
Finland	6.8%
Canada	5.0%
Germany	4.4%
Cayman Islands	4.1%
Italy	3.4%
South Africa	3.4%
New Zealand	2.4%
France	2.3%
Spain	2.2%
Turkey	2.2%
Denmark	2.1%
Brazil	1.9%
Portugal	1.8%
China	1.7%
Norway	1.3%
Singapore	1.1%
Mexico	0.9%
Switzerland	0.8%
Hong Kong	0.8%
Thailand	0.7%
Bermuda	0.7%
Colombia	0.5%
Russia	0.5%
Netherlands	0.3%
Total Corporate Bonds	100.0%

See notes to financial statements.
160 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2014

	Guggenheim	Guggenheim		Guggenheim		Guggenheim
	BulletShares	BulletShares		BulletShares		BulletShares
	2014 Corporate	2015 Corporate		2016 Corporate		2017 Corporate
	Bond ETF (BSCE )	Bond ETF (BSCF	)	Bond ETF (BSCG	)	Bond ETF (BSCH	)
ASSETS:
Investments, at value — including securities on loan	$319,134,323	$633,928,340		$649,896,824		$712,721,706
Cash	807,166	2,585,723		3,788,812		1,342,776
Receivables:
Interest	556,218	5,181,885		5,402,665		6,540,196
Fund shares sold	—	17,911		—		—
Securities lending income	—	725		261		536
Total assets	320,497,707	641,714,584		659,088,563		720,605,214
LIABILITIES:
Payable for:
Management fees	50,273	123,859		129,953		140,296
Investments purchased	—	1,420,040		3,083,610		—
Upon return of securities loaned	—	3,285,750		1,479,110		2,695,300
Total liabilities	50,273	4,829,649		4,692,674		2,835,596
NET ASSETS	$320,447,434	$636,884,935		$654,395,889		$717,769,618
NET ASSETS CONSIST OF:
Paid-in capital	$320,339,581	$634,113,378		$648,374,784		$709,588,963
Undistributed net investment income (loss)	(1,587)	424,358		648,568		928,703
Accumulated net realized gain on investments	110,968	644,899		756,907		503,983
Net unrealized appreciation (depreciation) on investments	(1,528)	1,702,300		4,615,630		6,747,969
NET ASSETS	$320,447,434	$636,884,935		$654,395,889		$717,769,618
Shares outstanding ($0.01 par value with unlimited amount authorized)	15,150,000	29,250,000		29,400,000		31,500,000
Net asset value	$21.15	$21.77		$22.26		$22.79
Investments in securities, at cost	319,135,851	632,226,040		645,281,194		705,973,737
Securities on loan, at value	—	3,208,346		1,442,240		2,626,229

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 161

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2014

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2018 Corporate		2019 Corporate		2020 Corporate		2021 Corporate
	Bond ETF (BSCI	)	Bond ETF (BSCJ	)	Bond ETF (BSCK	)	Bond ETF (BSCL	)
ASSETS:
Investments, at value — including securities on loan	$447,383,058		$224,171,516		$201,889,145		$84,258,356
Cash	4,694,038		836,433		498,412		369,496
Receivables:
Interest	4,017,675		2,386,992		2,280,843		884,301
Fund shares sold	3,181,496		—		—		—
Securities lending income	470		1,498		688		1,314
Total assets	459,276,737		227,396,439		204,669,088		85,513,467
LIABILITIES:
Payable for:
Investments purchased	6,954,041		—		—		—
Upon return of securities loaned	859,100		2,611,200		1,151,600		728,800
Management fees	84,855		43,207		37,956		16,342
Total liabilities	7,897,996		2,654,407		1,189,556		745,142
NET ASSETS	$451,378,741		$224,742,032		$203,479,532		$84,768,325
NET ASSETS CONSIST OF:
Paid-in capital	$448,061,627		$222,753,207		$201,078,058		$83,451,849
Undistributed net investment income	646,092		399,194		436,373		204,496
Accumulated net realized gain (loss) on investments	117,029		154,149		(101,060)		(37,388)
Net unrealized appreciation on investments	2,553,993		1,435,482		2,066,161		1,149,368
NET ASSETS	$451,378,741		$224,742,032		$203,479,532		$84,768,325
Shares outstanding ($0.01 par value with unlimited amount authorized)	21,300,000		10,650,000		9,600,000		4,050,000
Net asset value	$21.19		$21.10		$21.20		$20.93
Investments in securities, at cost	444,829,065		222,736,034		199,822,984		83,108,988
Securities on loan, at value	839,223		2,553,150		1,127,483		712,809

See notes to financial statements.
162 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2014

							Guggenheim
	Guggenheim		Guggenheim		Guggenheim		BulletShares
	BulletShares		BulletShares		BulletShares		2014 High Yield
	2022 Corporate		2023 Corporate		2024 Corporate		Corporate Bond
	Bond ETF (BSCM	)	Bond ETF (BSCN	)	Bond ETF (BSCO	)	ETF (BSJE	)
ASSETS:
Investments, at value — including securities on loan	$58,669,790		$9,065,031		$9,215,905		$435,122,594
Cash	421,236		70,877		82,750		15,841,335
Receivables:
Interest	531,363		78,073		74,823		3,021,254
Securities lending income	75		—		43		—
Total assets	59,622,464		9,213,981		9,373,521		453,985,183
LIABILITIES:
Payable for:
Upon return of securities loaned	145,600		—		169,600		—
Management fees	11,638		1,798		1,796		156,722
Line of credit fees	—		—		—		3,274
Total liabilities	157,238		1,798		171,396		159,996
NET ASSETS	$59,465,226		$9,212,183		$9,202,125		$453,825,187
NET ASSETS CONSIST OF:
Paid-in capital	$58,194,757		$9,074,413		$9,003,947		$451,877,573
Undistributed net investment income	164,224		24,538		26,106		235,661
Accumulated net realized gain on investments	11,385		37		—		2,700,162
Net unrealized appreciation (depreciation) on investments	1,094,860		113,195		172,072		(988,209)
NET ASSETS	$59,465,226		$9,212,183		$9,202,125		$453,825,187
Shares outstanding ($0.01 par value with unlimited amount authorized)	2,850,000		450,000		450,000		17,200,000
Net asset value	$20.86		$20.47		$20.45		$26.39
Investments in securities, at cost	57,574,930		8,951,836		9,043,833		436,110,803
Securities on loan, at value	141,523		—		166,306		—

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 163

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2014

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2015 High Yield		2016 High Yield		2017 High Yield		2018 High Yield
	Corporate Bond		Corporate Bond		Corporate Bond		Corporate Bond
	ETF (BSJF	)	ETF (BSJG	)	ETF (BSJH	)	ETF (BSJI	)
ASSETS:
Investments, at value — including securities on loan	$1,012,761,539		$643,770,247		$397,961,282		$280,847,877
Cash	18,058,657		7,870,510		2,391,043		1,269,131
Receivables:
Interest	17,937,436		12,891,836		7,482,923		5,067,697
Securities lending income	15,776		8,798		13,533		5,773
Fund shares sold	—		—		2,667,820		—
Investments sold	—		—		—		1,345,000
Total assets	1,048,773,408		664,541,391		410,516,601		288,535,478
LIABILITIES:
Payable for:
Upon return of securities loaned	24,870,056		11,495,400		13,834,400		8,375,574
Investments purchased	4,869,375		—		—		—
Management fees	351,875		223,002		133,920		96,723
Line of credit fees	5,558		3,099		1,808		1,236
Total liabilities	30,096,864		11,721,501		13,970,128		8,473,533
NET ASSETS	$1,018,676,544		$652,819,890		$396,546,473		$280,061,945
NET ASSETS CONSIST OF:
Paid-in capital	$1,015,515,853		$659,152,169		$402,477,748		$283,256,980
Undistributed net investment income	2,978,617		2,147,853		1,337,546		1,185,936
Accumulated net realized gain on investments	4,191,499		24,442		874,985		673,063
Net unrealized depreciation on investments	(4,009,425)		(8,504,574)		(8,143,806)		(5,054,034)
NET ASSETS	$1,018,676,544		$652,819,890		$396,546,473		$280,061,945
Shares outstanding ($0.01 par value with unlimited amount authorized)	38,400,000		24,600,000		14,900,000		10,600,000
Net asset value	$26.53		$26.54		$26.61		$26.42
Investments in securities, at cost	1,016,770,964		652,274,821		406,105,088		285,901,911
Securities on loan, at value	24,324,221		11,226,787		13,510,569		9,276,287

See notes to financial statements.
164 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2014

	Guggenheim	Guggenheim		Guggenheim		Guggenheim
	BulletShares	BulletShares		BulletShares		BulletShares
	2019 High Yield	2020 High Yield		2021 High Yield		2022 High Yield
	Corporate Bond	Corporate Bond		Corporate Bond		Corporate Bond
	ETF (BSJJ )	ETF (BSJK	)	ETF (BSJL	)	ETF (BSJM	)
ASSETS:
Investments, at value — including securities on loan	$93,422,191	$46,011,453		$9,883,611		$7,404,314
Cash	403,455	344,883		113,120		91,103
Receivables:
Interest	1,629,664	687,957		154,171		112,073
Securities lending income	3,508	466		18		146
Total assets	95,458,818	47,044,759		10,150,920		7,607,636
LIABILITIES:
Payable for:
Upon return of securities loaned	3,715,474	762,737		161,600		120,750
Management fees	30,063	16,049		2,968		2,592
Line of credit fees	263	165		—		—
Total liabilities	3,745,800	778,951		164,568		123,342
NET ASSETS	$91,713,018	$46,265,808		$9,986,352		$7,484,294
NET ASSETS CONSIST OF:
Paid-in capital	$93,419,324	$46,660,452		$10,006,598		$7,499,383
Undistributed net investment income	354,338	198,342		35,279		32,035
Accumulated net realized gain (loss) on investments	(110,048)	65,505		—		—
Net unrealized depreciation on investments	(1,950,596)	(658,491)		(55,525)		(47,124)
NET ASSETS	$91,713,018	$46,265,808		$9,986,352		$7,484,294
Shares outstanding ($0.01 par value with unlimited amount authorized)	3,600,000	1,800,000		400,000		300,000
Net asset value	$25.48	$25.70		$24.97		$24.95
Investments in securities, at cost	95,372,787	46,669,944		9,939,136		7,451,438
Securities on loan, at value	3,624,329	745,688		157,907		118,383

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 165

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2014

	Guggenheim		Guggenheim S&P
	Enhanced Short		Global Dividend
	Duration ETF		Opportunities
	(GSY	)	Index ETF (LVL )
ASSETS:
Investments, at value — including securities on loan	$529,884,630		$109,348,331
Foreign currency, at value	—		56,414
Cash	—		293,050
Prepaid expenses	—		824
Receivables:
Interest	3,075,584		—
Securities lending income	158		18,687
Dividends	—		334,962
Tax reclaims	—		59,048
Total assets	532,960,372		110,111,316
LIABILITIES:
Payable for:
Due to custodian	735,453		—
Upon return of securities loaned	462,010		18,482,323
Management fees	100,947		45,801
Administration fees	9,773		2,086
Line of credit fees	3,168		—
Other fees	113,288		75,969
Total liabilities	1,424,639		18,606,179
NET ASSETS	$531,535,733		$91,505,137
NET ASSETS CONSIST OF:
Paid-in capital	$530,857,951		$115,235,471
Undistributed net investment income	1,419,058		443,808
Accumulated net realized loss on investments	(747,922)		(17,836,317)
Net unrealized appreciation (depreciation) on investments	6,646		(6,337,825)
NET ASSETS	$531,535,733		$91,505,137
Shares outstanding ($0.01 par value with unlimited amount authorized)	10,600,000		7,360,000
Net asset value	$50.14		$12.43
Investments in securities, at cost	529,877,984		115,680,394
Foreign currency, at cost	—		56,610
Securities on loan, at value	450,384		17,641,511

See notes to financial statements.
166 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited)	November 30, 2014
For the Six Months ended November 30, 2014

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2014 Corporate	2015 Corporate	2016 Corporate	2017 Corporate
	Bond ETF (BSCE )	Bond ETF (BSCF )	Bond ETF (BSCG )	Bond ETF (BSCH )
INVESTMENT INCOME:
Interest	$857,925	$3,415,803	$4,523,922	$6,022,196
Income from securities lending	227	2,749	1,676	3,111
Total investment income	858,152	3,418,552	4,525,598	6,025,307
EXPENSES:
Management fees	444,662	749,394	774,125	806,375
Other fees	1,996	2,267	2,433	2,148
Total expenses	446,658	751,661	776,558	808,523
Less:
Expenses waived by advisor	(16,461)	—	—	—
Net expenses	430,197	751,661	776,558	808,523
Net investment income	427,955	2,666,891	3,749,040	5,216,784
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	17,432	167,629	464,639	433,652
In-kind transactions	(12,020)	358,569	151,938	—
Net realized gain	5,412	526,198	616,577	433,652
Net change in unrealized depreciation on:
Investments	(351,421)	(2,533,477)	(3,221,959)	(3,180,857)
Net realized and unrealized loss	(346,009)	(2,007,279)	(2,605,382)	(2,747,205)
Net increase in net assets resulting from operations	$81,946	$659,612	$1,143,658	$2,469,579

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 167

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2014
For the Six Months ended November 30, 2014

	Guggenheim	Guggenheim		Guggenheim	Guggenheim
	BulletShares	BulletShares		BulletShares	BulletShares
	2018 Corporate	2019 Corporate		2020 Corporate	2021 Corporate
	Bond ETF (BSCI )	Bond ETF (BSCJ	)	Bond ETF (BSCK )	Bond ETF (BSCL )
INVESTMENT INCOME:
Interest	$3,957,598	$2,221,121		$2,183,175	$1,026,830
Income from securities lending	13,352	4,383		6,764	8,753
Total investment income	3,970,950	2,225,504		2,189,939	1,035,583
EXPENSES:
Management fees	473,543	223,989		181,981	77,566
Other fees	1,343	891		691	129
Total expenses	474,886	224,880		182,672	77,695
Net investment income	3,496,064	2,000,624		2,007,267	957,888
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	115,661	168,319		(71,771)	(48,012)
Net change in unrealized depreciation on:
Investments	(1,225,650)	(625,891)		(122,871)	(115,710)
Net realized and unrealized gain (loss)	(1,109,989)	457,572		(194,642)	(163,722)
Net increase in net assets resulting from operations	$2,386,075	$1,543,052		$1,812,625	$794,166

See notes to financial statements.
168 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2014
For the Six Months ended November 30, 2014

	Guggenheim
	Guggenheim		Guggenheim		Guggenheim		BulletShares
	BulletShares		BulletShares		BulletShares		2014 High Yield
	2022 Corporate		2023 Corporate		2024 Corporate		Corporate Bond
	Bond ETF (BSCM	)	Bond ETF (BSCN	)1	Bond ETF (BSCO	)1	ETF (BSJE )
INVESTMENT INCOME:
Interest	$869,765		$50,433		$61,102		$4,437,915
Income from securities lending	556		—		63		6,109
Total investment income	870,321		50,433		61,165		4,444,024
EXPENSES:
Management fees	60,853		3,755		4,234		1,004,377
Line of credit fee	—		—		—		7,174
Other fees	126		—		—		2,503
Total expenses	60,979		3,755		4,234		1,014,054
Net investment income	809,342		46,678		56,931		3,429,970
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Investments	9,339		37		—		945,324
Net change in unrealized appreciation (depreciation) on:
Investments	44,480		113,195		172,073		(3,225,646)
Net realized and unrealized gain (loss)	53,819		113,232		172,073		(2,280,322)
Net increase in net assets resulting from operations	$863,161		$159,910		$229,004		$1,149,648
1 Commencement of investment operations September 17, 2014.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 169

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2014
For the Six Months ended November 30, 2014

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2015 High Yield	2016 High Yield	2017 High Yield	2018 High Yield
	Corporate Bond	Corporate Bond	Corporate Bond	Corporate Bond
	ETF (BSJF )	ETF (BSJG )	ETF (BSJH )	ETF (BSJI )
INVESTMENT INCOME:
Interest	$19,713,100	$13,926,982	$8,170,510	$6,461,975
Income from securities lending	104,332	59,332	56,053	37,368
Total investment income	19,817,432	13,986,314	8,226,563	6,499,343
EXPENSES:
Management fees	2,120,641	1,334,898	771,790	560,830
Line of credit fee	50,794	31,498	18,277	13,780
Other fees	4,681	1,817	868	884
Total expenses	2,176,116	1,368,213	790,935	575,494
Net investment income	17,641,316	12,618,101	7,435,628	5,923,849
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,605,385	(1,362,187)	278,709	(261,941)
In-kind transactions	72,575	697,660	—	—
Net realized gain (loss)	2,677,960	(664,527)	278,709	(261,941)
Net change in unrealized depreciation on
Investments	(16,989,099)	(17,409,043)	(12,190,142)	(8,774,295)
Net realized and unrealized loss	(14,311,139)	(18,073,570)	(11,911,433)	(9,036,236)
Net increase (decrease) in net assets resulting from operations	$3,330,177	$(5,455,469)	$(4,475,805)	$(3,112,387)

See notes to financial statements.
170 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2014
For the Six Months ended November 30, 2014

	Guggenheim	Guggenheim	Guggenheim		Guggenheim
	BulletShares	BulletShares	BulletShares		BulletShares
	2019 High Yield	2020 High Yield	2021 High Yield		2022 High Yield
	Corporate Bond	Corporate Bond	Corporate Bond		Corporate Bond
	ETF (BSJJ )	ETF (BSJK )	ETF (BSJL	)1	ETF (BSJM	)1
INVESTMENT INCOME:
Interest	$1,727,810	$907,750	$78,928		$76,923
Income from securities lending	15,254	2,061	18		228
Dividends	2,901	—	—		—
Total investment income	1,745,965	909,811	78,946		77,151
EXPENSES:
Management fees	144,007	75,815	6,589		6,208
Line of credit fee	3,558	1,806	268		268
Other fees	241	192	—		—
Total expenses	147,806	77,813	6,857		6,476
Net investment income	1,598,159	831,998	72,089		70,675
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(179,549)	34,326	—		—
Net change in unrealized depreciation on:
Investments	(2,564,704)	(1,144,136)	(55,525)		(47,124)
Net realized and unrealized loss	(2,744,253)	(1,109,810)	(55,525)		(47,124)
Net increase (decrease) in net assets resulting from operations	$(1,146,094)	$(277,812)	$16,564		$23,551
1 Commencement of investment operations September 17, 2014.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 171

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2014
For the Six Months ended November 30, 2014

	Guggenheim	Guggenheim S&P
	Enhanced Short	Global Dividend
	Duration ETF	Opportunities
	(GSY )	Index ETF (LVL )
INVESTMENT INCOME:
Interest	$4,164,925	$—
Dividends, net of foreign taxes withheld*	609,926	2,864,471
Income from securities lending	289	128,277
Total investment income	4,775,140	2,992,748
EXPENSES:
Management fees	571,723	249,450
Trustee fees	8,460	3,377
Administration fee	69,778	13,720
Custodian fee	72,860	30,232
Line of credit fee	34,974	—
Licensing	—	24,945
Professional fees	18,833	16,182
Printing	17,891	7,686
Registration and filings	3,752	8,826
Insurance	3,900	869
Other fees	9,782	7,414
Total expenses	811,953	362,701
Less:
Expenses waived by advisor	—	(37,278)
Net expenses	811,953	325,423
Net investment income	3,963,187	2,667,325
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(532,555)	(1,792,454)
In-kind transactions	—	4,067,316
Foreign currency transactions	—	(70,959)
Net realized gain (loss)	(532,555)	2,203,903
Net change in unrealized depreciation on:
Investments	(1,813,955)	(13,017,628)
Foreign Currency translation	—	(6,369)
Net change in unrealized depreciation	(1,813,955)	(13,023,997)
Net realized and unrealized loss	(2,346,510)	(10,820,094)
Net increase (decrease) in net assets resulting from operations	$1,616,677	$(8,152,769)
* Foreign taxes withheld	$—	$177,896

See notes to financial statements.
172 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2014

	Guggenheim BulletShares 2014		Guggenheim BulletShares 2015
	Corporate Bond ETF (BSCE)		Corporate Bond ETF (BSCF)
	Period Ended		Period Ended
	November 30, 2014	Year Ended	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014	(Unaudited)	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$427,955	$3,000,629	$2,666,891	$4,903,348
Net realized gain on investments	5,412	177,208	526,198	174,880
Net change in unrealized appreciation (depreciation) on investments	(351,421)	(1,435,258)	(2,533,477)	578,728
Net increase in net assets resulting from operations	81,946	1,742,579	659,612	5,656,956
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(577,800)	(3,107,235)	(2,706,735)	(4,751,415)
Capital gains	—	(139,740)	—	(75,480)
Total distributions to shareholders	(577,800)	(3,246,975)	(2,706,735)	(4,826,895)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	76,170,414	258,128,642	111,373,931	323,992,240
Cost of shares redeemed	(165,049,519)	(101,662,278)	(45,752,064)	—
Net increase (decrease) in net assets resulting from share transactions	(88,879,105)	156,466,364	65,621,867	323,992,240
Net increase (decrease) in net assets	(89,374,959)	154,961,968	63,574,744	324,822,301
NET ASSETS:
Beginning of period	409,822,393	254,860,425	573,310,191	248,487,890
End of period	$320,447,434	$409,822,393	$636,884,935	$573,310,191
Undistributed net investment income (distributions in excess of) at end of period	$(1,587)	$148,258	$424,358	$464,202
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,600,000	12,150,000	5,100,000	14,850,000
Shares redeemed	(7,800,000)	(4,800,000)	(2,100,000)	—
Net increase (decrease) in shares	(4,200,000)	7,350,000	3,000,000	14,850,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 173

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2014

	Guggenheim BulletShares 2016		Guggenheim BulletShares 2017
	Corporate Bond ETF (BSCG)		Corporate Bond ETF (BSCH)
	Period Ended		Period Ended
	November 30, 2014	Year Ended	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014	(Unaudited)	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,749,040	$6,089,831	$5,216,784	$7,414,124
Net realized gain on investments	616,577	173,428	433,652	71,235
Net change in unrealized appreciation (depreciation) on investments	(3,221,959)	3,099,789	(3,180,857)	5,016,235
Net increase in net assets resulting from operations	1,143,658	9,363,048	2,469,579	12,501,594
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,734,985)	(5,788,770)	(5,135,100)	(6,998,730)
Capital gains	—	(144,540)	—	(148,590)
Total distributions to shareholders	(3,734,985)	(5,933,310)	(5,135,100)	(7,147,320)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	40,193,613	386,856,476	95,863,665	357,459,393
Cost of shares redeemed	(6,668,711)	—	—	—
Net increase in net assets resulting from share transactions	33,524,902	386,856,476	95,863,665	357,459,393
Net increase in net assets	30,933,575	390,286,214	93,198,144	362,813,667
NET ASSETS:
Beginning of period	623,462,314	233,176,100	624,571,474	261,757,807
End of period	$654,395,889	$623,462,314	$717,769,618	$624,571,474
Undistributed net investment income at end of period	$648,568	$634,513	$928,703	$847,019
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,800,000	17,400,000	4,200,000	15,750,000
Shares redeemed	(300,000)	—	—	—
Net increase in shares	1,500,000	17,400,000	4,200,000	15,750,000

See notes to financial statements.
174 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2014

	Guggenheim BulletShares 2018		Guggenheim BulletShares 2019
	Corporate Bond ETF (BSCI)		Corporate Bond ETF (BSCJ)
	Period Ended		Period Ended
	November 30, 2014	Year Ended	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014	(Unaudited)	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,496,064	$3,482,561	$2,000,624	$2,048,710
Net realized gain (loss) on investments	115,661	5,979	168,319	(14,170)
Net change in unrealized appreciation (depreciation) on investments	(1,225,650)	4,109,475	(625,891)	2,072,677
Net increase in net assets resulting from operations	2,386,075	7,598,015	1,543,052	4,107,217
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,380,655)	(3,081,660)	(1,882,575)	(1,861,170)
Capital gains	—	(8,370)	—	(31,050)
Total distributions to shareholders	(3,380,655)	(3,090,030)	(1,882,575)	(1,892,220)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	104,913,573	251,688,226	75,989,853	90,347,689
Net increase in net assets resulting from share transactions	104,913,573	251,688,226	75,989,853	90,347,689
Net increase in net assets	103,918,993	256,196,211	75,650,330	92,562,686
NET ASSETS:
Beginning of period	347,459,748	91,263,537	149,091,702	56,529,016
End of period	$451,378,741	$347,459,748	$224,742,032	$149,091,702
Undistributed net investment income at end of period	$646,092	$530,683	$399,194	$281,145
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,950,000	12,000,000	3,600,000	4,350,000
Net increase in shares	4,950,000	12,000,000	3,600,000	4,350,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 175

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2014

	Guggenheim BulletShares 2020		Guggenheim BulletShares 2021
	Corporate Bond ETF (BSCK)		Corporate Bond ETF (BSCL)
	Period Ended		Period Ended	Period from
	November 30, 2014	Year Ended	November 30, 2014	July 17, 2013a
	(Unaudited)	May 31, 2014	(Unaudited)	to May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,007,267	$2,112,034	$957,888	$605,608
Net realized gain (loss) on investments	(71,771)	(29,289)	(48,012)	10,624
Net change in unrealized appreciation (depreciation) on investments	(122,871)	2,327,984	(115,710)	1,265,078
Net increase in net assets resulting from operations	1,812,625	4,410,729	794,166	1,881,310
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,861,245)	(1,904,625)	(879,780)	(479,220)
Capital gains	—	(9,750)	—	—
Total distributions to shareholders	(1,861,245)	(1,914,375)	(879,780)	(479,220)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	82,495,774	71,413,122	37,705,700	45,746,149
Net increase in net assets resulting from share transactions	82,495,774	71,413,122	37,705,700	45,746,149
Net increase in net assets	82,447,154	73,909,476	37,620,086	47,148,239
NET ASSETS:
Beginning of period	121,032,378	47,122,902	47,148,239	—
End of period	$203,479,532	$121,032,378	$84,768,325	$47,148,239
Undistributed net investment income at end of period	$436,373	$290,351	$204,496	$126,388
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,900,000	3,450,000	1,800,000	2,250,000
Net increase in shares	3,900,000	3,450,000	1,800,000	2,250,000
a Commencement of operations

See notes to financial statements.
176 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2014

			Guggenheim	Guggenheim
			BulletShares	BulletShares
			2023 Corporate	2024 Corporate
	Guggenheim BulletShares 2022		Bond ETF	Bond ETF
	Corporate Bond ETF (BSCM)		(BSCN)	(BSCO)
			Period from	Period from
			September 17,	September 17,
	Period Ended	Period from	2014a to	2014a to
	November 30, 2014	July 17, 2013a	November 30, 2014	November 30, 2014
	(Unaudited)	to May 31, 2014	(Unaudited)	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$809,342	$437,612	$46,678	$56,931
Net realized gain on investments	9,339	2,046	37	—
Net change in unrealized appreciation on investments	44,480	1,050,380	113,195	172,073
Net increase in net assets resulting from operations	863,161	1,490,038	159,910	229,004
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(750,375)	(332,355)	(22,140)	(30,825)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	24,941,265	33,253,492	9,074,413	9,003,946
Net increase in net assets resulting from share transactions	24,941,265	33,253,492	9,074,413	9,003,946
Net increase in net assets	25,054,051	34,411,175	9,212,183	9,202,125
NET ASSETS:
Beginning of period	34,411,175	—	—	—
End of period	$59,465,226	$34,411,175	$9,212,183	$9,202,125
Undistributed net investment income at end of period	$164,224	$105,257	$24,538	$26,106
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,200,000	1,650,000	450,000	450,000
Net increase in shares	1,200,000	1,650,000	450,000	450,000
a Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 177

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2014

	Guggenheim BulletShares 2014		Guggenheim BulletShares 2015
	High Yield Corporate Bond ETF (BSJE)		High Yield Corporate Bond ETF (BSJF)
	Period Ended		Period Ended
	November 30, 2014	Year Ended	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014	(Unaudited)	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,429,970	$13,852,480	$17,641,316	$26,461,594
Net realized gain on investments	945,324	2,602,062	2,677,960	2,129,355
Net change in unrealized appreciation (depreciation) on investments	(3,225,646)	(1,256,024)	(16,989,099)	6,211,959
Net increase in net assets resulting from operations	1,149,648	15,198,518	3,330,177	34,802,908
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,159,400)	(13,851,060)	(17,628,780)	(25,110,580)
Capital gains	—	(2,029,440)	—	(4,644,440)
Total distributions to shareholders	(4,159,400)	(15,880,500)	(17,628,780)	(29,755,020)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	42,240,425	223,553,300	66,181,344	554,851,163
Cost of shares redeemed	(95,282,710)	(13,264,877)	(10,612,642)	—
Net increase (decrease) in net assets resulting from share transactions	(53,042,285)	210,288,423	55,568,702	554,851,163
Net increase (decrease) in net assets	(56,052,037)	209,606,441	41,270,099	559,899,051
NET ASSETS:
Beginning of period	509,877,224	300,270,783	977,406,445	417,507,394
End of period	$453,825,187	$509,877,224	$1,018,676,544	$977,406,445
Undistributed net investment income at end of period	$235,661	$965,091	$2,978,617	$2,966,081
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,600,000	8,400,000	2,500,000	20,700,000
Shares redeemed	(3,600,000)	(500,000)	(400,000)	—
Net increase (decrease) in shares	(2,000,000)	7,900,000	2,100,000	20,700,000

See notes to financial statements.
178 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2014
	Guggenheim BulletShares 2016		Guggenheim BulletShares 2017
	High Yield Corporate Bond ETF (BSJG)		High Yield Corporate Bond ETF (BSJH)
	Period Ended		Period Ended
	November 30, 2014	Year Ended	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014	(Unaudited)	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,618,101	$14,054,882	$7,435,628	$7,247,470
Net realized gain (loss) on investments	(664,527)	975,978	278,709	643,975
Net change in unrealized appreciation (depreciation) on investments	(17,409,043)	7,435,557	(12,190,142)	3,315,726
Net increase (decrease) in net assets resulting from operations	(5,455,469)	22,466,417	(4,475,805)	11,207,171
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,488,260)	(12,575,020)	(7,298,140)	(6,301,040)
Capital gains	—	(472,600)	—	(227,360)
Total distributions to shareholders	(12,488,260)	(13,047,620)	(7,298,140)	(6,528,400)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	97,463,499	446,895,611	64,880,858	271,509,985
Cost of shares redeemed	(27,023,886)	—	—	—
Net increase in net assets resulting from share transactions	70,439,613	446,895,611	64,880,858	271,509,985
Net increase in net assets	52,495,884	456,314,408	53,106,913	276,188,756
NET ASSETS:
Beginning of period	600,324,006	144,009,598	343,439,560	67,250,804
End of period	$652,819,890	$600,324,006	$396,546,473	$343,439,560
Undistributed net investment income at end of period	$2,147,853	$2,018,012	$1,337,546	$1,200,058
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,600,000	16,600,000	2,400,000	10,000,000
Shares redeemed	(1,000,000)	—	—	—
Net increase in shares	2,600,000	16,600,000	2,400,000	10,000,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 179

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2014

	Guggenheim BulletShares 2018		Guggenheim BulletShares 2019
	High Yield Corporate Bond ETF (BSJI)		High Yield Corporate Bond ETF (BSJJ)
				Period from
	Period Ended		Period Ended	September 24,
	November 30, 2014	Year Ended	November 30, 2014	2013a to
	(Unaudited)	May 31, 2014	(Unaudited)	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,923,849	$6,893,380	$1,598,159	$768,299
Net realized gain (loss) on investments	(261,941)	944,078	(179,549)	70,281
Net change in unrealized appreciation (depreciation) on investments	(8,774,295)	2,767,673	(2,564,704)	614,108
Net increase (decrease) in net assets resulting from operations	(3,112,387)	10,605,131	(1,146,094)	1,452,688
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,777,270)	(6,116,000)	(1,450,670)	(561,450)
Capital gains	—	(152,320)	—	(780)
Total distributions to shareholders	(5,777,270)	(6,268,320)	(1,450,670)	(562,230)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	51,481,875	166,384,906	44,153,980	49,265,344
Net increase in net assets resulting from share transactions	51,481,875	166,384,906	44,153,980	49,265,344
Net increase in net assets	42,592,218	170,721,717	41,557,216	50,155,802
NET ASSETS:
Beginning of period	237,469,727	66,748,010	50,155,802	—
End of period	$280,061,945	$237,469,727	$91,713,018	$50,155,802
Undistributed net investment income at end of period	$1,185,936	$1,039,357	$354,338	$206,849
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,900,000	6,200,000	1,700,000	1,900,000
Net increase in shares	1,900,000	6,200,000	1,700,000	1,900,000

See notes to financial statements.
180 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2014

			Guggenheim	Guggenheim
			BulletShares	BulletShares
			2021 High Yield	2022 High Yield
	Guggenheim BulletShares 2020		Bond ETF	Bond ETF
	High Yield Corporate Bond ETF (BSJK)		(BSJL)	(BSJM)
			Period from	Period from
		Period from	September 17,	September 17,
	Period Ended	September 24,	2014a to	2014a to
	November 30, 2014	2013a to	November 30, 2014	November 30, 2014
	(Unaudited)	May 31, 2014	(Unaudited)	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$831,998	$512,764	$72,089	$70,675
Net realized gain on investments	34,326	31,179	—	—
Net change in unrealized appreciation (depreciation) on investments	(1,144,136)	485,645	(55,525)	(47,124)
Net increase (decrease) in net assets resulting from operations	(277,812)	1,029,588	16,564	23,551
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(750,010)	(396,410)	(36,810)	(38,640)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	18,218,409	28,442,043	10,006,598	7,499,383
Net increase in net assets resulting from share transactions	18,218,409	28,442,043	10,006,598	7,499,383
Net increase in net assets	17,190,587	29,075,221	9,986,352	7,484,294
NET ASSETS:
Beginning of period	29,075,221	—	—	—
End of period	$46,265,808	$29,075,221	$9,986,352	$7,484,294
Undistributed net investment income at end of period	$198,342	$116,354	$35,279	$32,035
CHANGES IN SHARES OUTSTANDING:
Shares sold	700,000	1,100,000	400,000	300,000
Net increase in shares	700,000	1,100,000	400,000	300,000
a Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 181

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2014

	Guggenheim Enhanced Short		Guggenheim S&P Global Dividend
	Duration ETF (GSY)		Opportunities Index ETF (LVL)
	Period Ended		Period Ended
	November 30, 2014	Year Ended	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014	(Unaudited)	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,963,187	$5,435,210	$2,667,325	$5,228,774
Net realized gain (loss) on investments	(532,555)	(68,450)	2,203,903	(3,604,802)
Net change in unrealized appreciation (depreciation) on investments	(1,813,955)	1,013,843	(13,023,997)	10,888,592
Net increase (decrease) in net assets resulting from operations	1,616,677	6,380,603	(8,152,769)	12,512,564
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,870,330)	(4,685,300)	(3,596,240)	(5,642,320)
Capital gains	—	(223,860)	—	—
Total distributions to shareholders	(3,870,330)	(4,909,160)	(3,596,240)	(5,642,320)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	85,322,074	517,032,537	29,212,300	24,981,353
Cost of shares redeemed	(260,790,851)	(135,618,343)	(25,732,022)	(1,104,964)
Net increase (decrease) in net assets resulting from share transactions	(175,468,777)	381,414,194	3,480,278	23,876,389
Net increase (decrease) in net assets	(177,722,430)	382,885,637	(8,268,731)	30,746,633
NET ASSETS:
Beginning of period	709,258,163	326,372,526	99,773,868	69,027,235
End of period	$531,535,733	$709,258,163	$91,505,137	$99,773,868
Undistributed net investment income at end of period	$1,419,058	$1,326,201	$443,808	$1,372,723
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,700,000	10,300,000	2,080,000	1,920,000
Shares redeemed	(5,200,000)	(2,700,000)	(1,840,000)	(80,000)
Net increase (decrease) in shares	(3,500,000)	7,600,000	240,000	1,840,000

See notes to financial statements.
182 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	November 30, 2014

BSCE  Guggenheim BulletShares 2014 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011(a)
Per Share Data:
Net asset value, beginning of period	$21.18		$21.24	$21.03	$21.11	$20.10
Income from investment operations:
Net investment income(b)	0.02		0.16	0.30	0.40	0.45
Net gain (loss) on investments (realized and unrealized)	(0.02)		(0.03)	0.23	(0.08)	0.93
Total from investment operations	0.00		0.13	0.53	0.32	1.38
Less distributions from:
Net investment income	(0.03)		(0.18)	(0.31)	(0.40)	(0.37)
Capital gains	—		(0.01)	(0.01)	—	(0.00	)(e)
Total distributions to shareholders	(0.03)		(0.19)	(0.32)	(0.40)	(0.37)
Net asset value, end of period	$21.15		$21.18	$21.24	$21.03	$21.11
Market Value, end of period	$21.10		$21.12	$21.30	$21.09	$21.21
Total Return(c)
Net asset value	0.01%		0.59%	2.51%	1.55%	6.91%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$320,447		$409,822	$254,860	$141,957	$57,006
Ratio to average net assets of:
Net investment income	0.23	%(f)	0.77%	1.42%	1.91%	2.24%
Total expenses	0.24	%(f)	0.25%	0.24%	0.24%	0.24%
Net expenses	0.23	%(f)	0.25%	0.24%	0.24%	0.24%
Portfolio turnover rate(d)	1%		11%	7%	3%	3%

(a)	Since commencement of operations: June 7, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01.

(f)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 183

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSCF  Guggenheim BulletShares 2015 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2014		May 31, 2013	May 31, 2012	May 31, 2011(a)
Per Share Data:
Net asset value, beginning of period	$21.84		$21.80		$21.35	$21.23	$20.14
Income from investment operations:
Net investment income(b)	0.09		0.24		0.39	0.51	0.56
Net gain (loss) on investments (realized and unrealized)	(0.06)		0.05		0.48	0.11	1.00
Total from investment operations	0.03		0.29		0.87	0.62	1.56
Less distributions from:
Net investment income	(0.10)		(0.25)		(0.40)	(0.50)	(0.47)
Capital gains	—		(0.00	)(e)	(0.02)	—	—
Total distributions to shareholders	(0.10)		(0.25)		(0.42)	(0.50)	(0.47)
Net asset value, end of period	$21.77		$21.84		$21.80	$21.35	$21.23
Market Value, end of period	$21.73		$21.90		$21.86	$21.39	$21.37
Total Return(c)
Net asset value	0.12%		1.34%		4.10%	2.99%	7.81%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$636,885		$573,310		$248,488	$121,717	$35,037
Ratio to average net assets of:
Net investment income	0.85	%(f)	1.11%		1.81%	2.42%	2.77%
Total expenses	0.24	%(f)	0.25%		0.24%	0.24%	0.24%
Portfolio turnover rate(d)	4%		3%		3%	1%	3%

(a)	Since commencement of operations: June 7, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01.

(f)	Annualized.

See notes to financial statements.
184 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011(a)
Per Share Data:
Net asset value, beginning of period	$22.35		$22.21	$21.66	$21.38	$20.13
Income from investment operations:
Net investment income(b)	0.13		0.31	0.46	0.58	0.66
Net gain (loss) on investments (realized and unrealized)	(0.09)		0.15	0.58	0.28	1.16
Total from investment operations	0.04		0.46	1.04	0.86	1.82
Less distributions from:
Net investment income	(0.13)		(0.31)	(0.47)	(0.58)	(0.57)
Capital gains	—		(0.01)	(0.02)	—	—
Total distributions to shareholders	(0.13)		(0.32)	(0.49)	(0.58)	(0.57)
Net asset value, end of period	$22.26		$22.35	$22.21	$21.66	$21.38
Market Value, end of period	$22.26		$22.40	$22.28	$21.70	$21.48
Total Return(c)
Net asset value	0.18%		2.07%	4.82%	4.10%	9.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$654,396		$623,462	$233,176	$116,979	$28,857
Ratio to average net assets of:
Net investment income	1.16	%(e)	1.38%	2.07%	2.72%	3.24%
Total expenses	0.24	%(e)	0.25%	0.24%	0.24%	0.24%
Portfolio turnover rate(d)	6%		3%	4%	5%	4%

(a)	Since commencement of operations: June 7, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 185

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSCH  Guggenheim BulletShares 2017 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011(a)
Per Share Data:
Net asset value, beginning of period	$22.88		$22.66	$21.90	$21.59	$20.19
Income from investment operations:
Net investment income(b)	0.18		0.41	0.52	0.70	0.75
Net gain (loss) on investments (realized and unrealized)	(0.09)		0.23	0.78	0.30	1.30
Total from investment operations	0.09		0.64	1.30	1.00	2.05
Less distributions from:
Net investment income	(0.18)		(0.41)	(0.52)	(0.69)	(0.65)
Capital gains	—		(0.01)	(0.02)	—	—
Total distributions to shareholders	(0.18)		(0.42)	(0.54)	(0.69)	(0.65)
Net asset value, end of period	$22.79		$22.88	$22.66	$21.90	$21.59
Market Value, end of period	$22.84		$22.95	$22.71	$21.93	$21.62
Total Return(c)
Net asset value	0.38%		2.85%	5.98%	4.76%	10.30%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$717,770		$624,571	$261,758	$114,965	$29,145
Ratio to average net assets of:
Net investment income	1.55	%(e)	1.82%	2.28%	3.24%	3.62%
Total expenses	0.24	%(e)	0.25%	0.24%	0.24%	0.24%
Portfolio turnover rate(d)	3%		1%	3%	3%	3%

(a)	Since commencement of operations: June 7, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
186 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSCI  Guggenheim BulletShares 2018 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended		Year Ended	Period Ended
	(Unaudited	)	May 31, 2014		May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$21.25		$20.98		$20.04	$19.98
Income from investment operations:
Net investment income(b)	0.19		0.38		0.40	0.09
Net gain (loss) on investments (realized and unrealized)	(0.07)		0.25		0.94	(0.00	)(e)
Total from investment operations	0.12		0.63		1.34	0.09
Less distributions from:
Net investment income	(0.18)		(0.36)		(0.40)	(0.03)
Capital gains	—		(0.00	)(e)	—	—
Total distributions to shareholders	(0.18)		(0.36)		(0.40)	(0.03)
Net asset value, end of period	$21.19		$21.25		$20.98	$20.04
Market Value, end of period	$21.26		$21.30		$21.04	$20.13
Total Return(c)
Net asset value	0.59%		3.04%		6.73%	0.44%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$451,379		$347,460		$91,264	$6,011
Ratio to average net assets of:
Net investment income	1.77	%(f)	1.85%		1.90%	2.53%
Total expenses	0.24	%(f)	0.25	%(g)	0.24%	0.24%
Portfolio turnover rate(d)	4%		1%		5%	2%

(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01.

(f)	Annualized.

(g)
Expense ratio does not reflect the fees and expenses incurred indirectly by the Fund as a result of its investment in shares of business development companies. If these fees were included in the expense ratio, the increase to the expense ratio would be approximately 0% for the period ended November 30, 2014 and 0.01% for the year ended May 31, 2014.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 187

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSCJ  Guggenheim BulletShares 2019 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended		Period Ended
	(Unaudited	)	May 31, 2014	May 31, 2013		May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$21.15		$20.94	$20.27		$19.97
Income from investment operations:
Net investment income(b)	0.23		0.45	0.47		0.10
Net gain (loss) on investments (realized and unrealized)	(0.06)		0.19	0.70		0.24
Total from investment operations	0.17		0.64	1.17		0.34
Less distributions from:
Net investment income	(0.22)		(0.42)	(0.50)		(0.04)
Capital gains	—		(0.01)	(0.00	)(e)	—
Total distributions to shareholders	(0.22)		(0.43)	(0.50)		(0.04)
Net asset value, end of period	$21.10		$21.15	$20.94		$20.27
Market Value, end of period	$21.13		$21.18	$20.98		$20.14
Total Return(c)
Net asset value	0.81%		3.13%	5.85%		1.71%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$224,742		$149,092	$56,529		$9,119
Ratio to average net assets of:
Net investment income	2.14	%(f)	2.19%	2.26%		2.88%
Total expenses	0.24	%(f)	0.25%	0.24%		0.24%
Portfolio turnover rate(d)	3%		1%	4%		0%

(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01.

(f)	Annualized.

See notes to financial statements.
188 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSCK  Guggenheim BulletShares 2020 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended		Year Ended	Period Ended
	(Unaudited	)	May 31, 2014		May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$21.23		$20.94		$20.33	$19.99
Income from investment operations:
Net investment income(b)	0.28		0.57		0.59	0.11
Net gain (loss) on investments (realized and unrealized)	(0.04)		0.25		0.66	0.28
Total from investment operations	0.24		0.82		1.25	0.39
Less distributions from:
Net investment income	(0.27)		(0.53)		(0.60)	(0.05)
Capital gains	—		(0.00	)(e)	(0.04)	—
Total distributions to shareholders	(0.27)		(0.53)		(0.64)	(0.05)
Net asset value, end of period	$21.20		$21.23		$20.94	$20.33
Market Value, end of period	$21.21		$21.23		$20.89	$20.32
Total Return(c)
Net asset value	1.16%		4.02%		6.16%	1.93%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$203,480		$121,032		$47,123	$9,148
Ratio to average net assets of:
Net investment income	2.65	%(f)	2.75%		2.83%	3.06%
Total expenses	0.24	%(f)	0.25%		0.24%	0.24%
Portfolio turnover rate(d)	1%		1%		5%	0%

(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01.

(f)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 189

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSCL  Guggenheim BulletShares 2021 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Period Ended
	(Unaudited	)	May 31, 2014
Per Share Data:
Net asset value, beginning of period	$20.95		$19.96
Income from investment operations:
Net investment income(b)	0.31		0.56
Net gain (loss) on investments (realized and unrealized)	(0.03)		0.90
Total from investment operations	0.28		1.46
Less distributions from:
Net investment income	(0.30)		(0.47)
Total distributions to shareholders	(0.30)		(0.47)
Net asset value, end of period	$20.93		$20.95
Market Value, end of period	$20.95		$20.96
Total Return(c)
Net asset value	1.35%		7.43%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$84,768		$47,148
Ratio to average net assets of:
Net investment income	2.96	%(e)	3.14%
Total expenses	0.24	%(e)	0.24%
Portfolio turnover rate(d)	1%		4%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
190 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Period Ended
	(Unaudited	)	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$20.86		$19.99
Income from investment operations:
Net investment income(b)	0.33		0.60
Net gain (loss) on investments (realized and unrealized)	(0.01)		0.77
Total from investment operations	0.32		1.37
Less distributions from:
Net investment income	(0.32)		(0.50)
Total distributions to shareholders	(0.32)		(0.50)
Net asset value, end of period	$20.86		$20.86
Market Value, end of period	$20.89		$20.89
Total Return(c)
Net asset value	1.56%		7.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$59,465		$34,411
Ratio to average net assets of:
Net investment income	3.19	%(e)	3.39%
Total expenses	0.24	%(e)	0.25%
Portfolio turnover rate(d)	2%		1%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 191

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

Period Ended
November 30, 2014(a)
(Unaudited )
Per Share Data:
Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income(b)	0.12
Net gain on investments (realized and unrealized)	0.40
Total from investment operations	0.52
Less distributions from:
Net investment income	(0.05)
Total distributions to shareholders	(0.05)
Net asset value, end of period	$20.47
Market Value, end of period	$20.48
Total Return(c)
Net asset value	2.60%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$9,212
Ratio to average net assets of:
Net investment income	2.98%
Total expenses	0.24%
Portfolio turnover rate(d)	1%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
192 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

Period Ended
November 30, 2014(a)
(Unaudited )
Per Share Data:
Net asset value, beginning of period	$19.98
Income from investment operations:
Net investment income(b)	0.13
Net gain on investments (realized and unrealized)	0.41
Total from investment operations	0.54
Less distributions from:
Net investment income	(0.07)
Total distributions to shareholders	(0.07)
Net asset value, end of period	$20.45
Market Value, end of period	$20.69
Total Return(c)
Net asset value	2.60%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$9,202
Ratio to average net assets of:
Net investment income	3.23%
Total expenses	0.24%
Portfolio turnover rate(d)	1%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 193

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011(a)
Per Share Data:
Net asset value, beginning of period	$26.56		$26.57	$25.64	$25.72	$25.06
Income from investment operations:
Net investment income(b)	0.19		0.81	1.13	1.42	0.43
Net gain (loss) on investments (realized and unrealized)	(0.13)		0.12	0.98	(0.20)	0.52
Total from investment operations	0.06		0.93	2.11	1.22	0.95
Less distributions from:
Net investment income	(0.23)		(0.83)	(1.14)	(1.30)	(0.29)
Capital gains	—		(0.11)	(0.04)	—	—
Total distributions to shareholders	(0.23)		(0.94)	(1.18)	(1.30)	(0.29)
Net asset value, end of period	$26.39		$26.56	$26.57	$25.64	$25.72
Market Value, end of period	$26.33		$26.47	$26.62	$25.62	$25.83
Total Return(c)
Net asset value	0.22%		3.56%	8.40%	4.97%	3.79%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$453,825		$509,877	$300,271	$102,560	$18,003
Ratio to average net assets of:
Net investment income	1.45	%(e)	3.04%	4.29%	5.61%	4.92%
Total expenses	0.43	%(e)	0.43%	0.42%	0.42%	0.42%
Portfolio turnover rate(d)	26%		73%	37%	56%	19%

(a)	Since commencement of operations: January 25, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
194 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011(a)
Per Share Data:
Net asset value, beginning of period	$26.93		$26.76	$25.41	$25.73	$25.21
Income from investment operations:
Net investment income(b)	0.47		1.04	1.37	1.48	0.47
Net gain (loss) on investments (realized and unrealized)	(0.40)		0.33	1.35	(0.46)	0.35
Total from investment operations	0.07		1.37	2.72	1.02	0.82
Less distributions from:
Net investment income	(0.47)		(1.03)	(1.36)	(1.34)	(0.30)
Capital gains	—		(0.17)	(0.01)	—	—
Total distributions to shareholders	(0.47)		(1.20)	(1.37)	(1.34)	(0.30)
Net asset value, end of period	$26.53		$26.93	$26.76	$25.41	$25.73
Market Value, end of period	$26.52		$26.99	$26.81	$25.48	$25.86
Total Return(c)
Net asset value	0.26%		5.27%	10.96%	4.18%	3.28%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,018,677		$977,406	$417,507	$195,681	$12,864
Ratio to average net assets of:
Net investment income	3.49	%(e)	3.90%	5.18%	5.89%	5.40%
Total expenses	0.43	%(e)	0.44%	0.42%	0.42%	0.42%
Portfolio turnover rate(d)	6%		26%	61%	70%	14%

(a)	Since commencement of operations: January 25, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 195

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$27.29		$26.67	$24.83	$24.99
Income from investment operations:
Net investment income(b)	0.53		1.10	1.30	0.12
Net gain (loss)on investments (realized and unrealized)	(0.75)		0.59	1.73	(0.28)
Total from investment operations	(0.22)		1.69	3.03	(0.16)
Less distributions from:
Net investment income	(0.53)		(1.04)	(1.19)	—
Capital gains	—		(0.03)	—	—
Total distributions to shareholders	(0.53)		(1.07)	(1.19)	—
Net asset value, end of period	$26.54		$27.29	$26.67	$24.83
Market Value, end of period	$26.57		$27.36	$26.73	$24.90
Total Return(c)
Net asset value	-0.80%		6.50%	12.47%	-0.64%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$652,820		$600,324	$144,010	$7,448
Ratio to average net assets of:
Net investment income	3.97	%(e)	4.09%	4.98%	4.82%
Total expenses	0.43	%(e)	0.44%	0.42%	0.42%
Portfolio turnover rate(d)	7%		30%	32%	7%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
196 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$27.48		$26.90	$24.91	$24.94
Income from investment operations:
Net investment income(b)	0.55		1.16	1.26	0.12
Net gain (loss) on investments (realized and unrealized)	(0.87)		0.55	1.91	(0.15)
Total from investment operations	(0.32)		1.71	3.17	(0.03)
Less distributions from:
Net investment income	(0.55)		(1.09)	(1.18)	—
Capital gains	—		(0.04)	—	—
Total distributions to shareholders	(0.55)		(1.13)	(1.18)	—
Net asset value, end of period	$26.61		$27.48	$26.90	$24.91
Market Value, end of period	$26.57		$27.55	$26.88	$25.02
Total Return(c)
Net asset value	-1.20%		6.54%	12.97%	-0.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$396,546		$343,440	$67,251	$7,474
Ratio to average net assets of:
Net investment income	4.05	%(e)	4.29%	4.80%	5.00%
Total expenses	0.43	%(e)	0.43%	0.42%	0.42%
Portfolio turnover rate(d)	4%		49%	38%	5%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 197

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended		Period Ended
	(Unaudited	)	May 31, 2014	May 31, 2013		May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$27.30		$26.70	$24.62		$24.97
Income from investment operations:
Net investment income(b)	0.60		1.27	1.49		0.13
Net gain (loss) on investments (realized and unrealized)	(0.89)		0.55	1.93		(0.48)
Total from investment operations	(0.29)		1.82	3.42		(0.35)
Less distributions from:
Net investment income	(0.59)		(1.19)	(1.34)		—
Capital gains	—		(0.03)	(0.00	)(e)	—
Total distributions to shareholders	(0.59)		(1.22)	(1.34)		—
Net asset value, end of period	$26.42		$27.30	$26.70		$24.62
Market Value, end of period	$26.30		$27.38	$26.76		$24.73
Total Return(c)
Net asset value	-1.07%		7.01%	14.20%		-1.40%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$280,062		$237,470	$66,748		$4,923
Ratio to average net assets of:
Net investment income	4.44	%(f)	4.75%	5.71%		5.30%
Total expenses	0.43	%(f)	0.44%	0.42%		0.42%
Portfolio turnover rate(d)	15%		59%	37%		4%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01.

(f)	Annualized.

See notes to financial statements.
198 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Period Ended
	(Unaudited	)	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$26.40		$25.03
Net investment income(b)	0.60		0.82
Net gain (loss) on investments (realized and unrealized)	(0.95)		1.12
Total from investment operations	(0.35)		1.94
Less distributions from:
Net investment income	(0.57)		(0.57)
Capital gains	—		(0.00	)(e)
Total distributions to shareholders	(0.57)		(0.57)
Net asset value, end of period	$25.48		$26.40
Market Value, end of period	$25.45		$26.46
Total Return(c)
Net asset value	-1.34%		7.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$91,713		$50,156
Ratio to average net assets of:
Net investment income	4.66	%(f)	4.64%
Total expenses	0.43	%(f)	0.43%
Portfolio turnover rate(d)	7%		38%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Amount is less than $0.01.

(f)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 199

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Period Ended
	(Unaudited	)	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$26.43		$25.03
Income from investment operations:
Net investment income(b)	0.60		0.82
Net gain (loss) on investments (realized and unrealized)	(0.76)		1.19
Total from investment operations	(0.16)		2.01
Less distributions from:
Net investment income	(0.57)		(0.61)
Total distributions to shareholders	(0.57)		(0.61)
Net asset value, end of period	$25.70		$26.43
Market Value, end of period	$25.66		$26.49
Total Return(c)
Net asset value	-0.64%		8.09%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$46,266		$29,075
Ratio to average net assets of:
Net investment income	4.61	%(e)	4.66%
Total expenses	0.43	%(e)	0.43%
Portfolio turnover rate(d)	4%		22%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
200 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Period Ended
November 30, 2014
(Unaudited)(a)
Per Share Data:
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income(b)	0.23
Net loss on investments (realized and unrealized)	(0.14)
Total from investment operations	0.09
Less distributions from:
Net investment income	(0.12)
Total distributions to shareholders	(0.12)
Net asset value, end of period	$24.97
Market Value, end of period	$24.87
Total Return(c)
Net asset value	0.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$9,986
Ratio to average net assets of:
Net investment income	4.60%
Total expenses	0.42%
Portfolio turnover rate(d)	0%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 201

FINANCIAL HIGHLIGHTS continued	November 30, 2014

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

Period Ended
November 30, 2014
(Unaudited)(a)
Per Share Data:
Net asset value, beginning of period	$25.04
Income from investment operations:
Net investment income(b)	0.24
Net loss on investments (realized and unrealized)	(0.20)
Total from investment operations	0.04
Less distributions from:
Net investment income	(0.13)
Total distributions to shareholders	(0.13)
Net asset value, end of period	$24.95
Market Value, end of period	$24.72
Total Return(c)
Net asset value	0.31%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$7,484
Ratio to average net assets of:
Net investment income	4.78%
Total expenses	0.42%
Portfolio turnover rate(d)	0%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
202 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2014

GSY Guggenheim Enhanced Short Duration ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Per Share Data:
Net asset value, beginning of period	$50.30		$50.21	$49.92	$49.83	$49.80	$49.83
Income from investment operations:
Net investment income(a)	0.30		0.54	0.57	0.22	0.02	0.01
Net gain (loss) on investments (realized and unrealized)	(0.17)		0.06	0.24	0.07	0.02	(0.02)
Total from investment operations	0.13		0.60	0.81	0.29	0.04	(0.01)
Less distributions from:
Net investment income	(0.29)		(0.49)	(0.48)	(0.19)	(0.01)	(0.01)
Capital gains	—		(0.02)	(0.04)	(0.01)	—	—
Return of capital	—		—	—	—	—	(0.01)
Total distributions to shareholders	(0.29)		(0.51)	(0.52)	(0.20)	(0.01)	(0.02)
Net asset value, end of period	$50.14		$50.30	$50.21	$49.92	$49.83	$49.80
Market Value, end of period	$50.13		$50.27	$50.24	$49.95	$49.79	$49.78
Total Return(b)
Net asset value	0.27%		1.22%	1.63%	0.59%	0.07%	-0.03%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$531,536		$709,258	$326,373	$159,732	$19,933	$14,940
Ratio to average net assets of:
Net investment income	1.20%		1.09%	1.14%	0.45%	0.03%	0.01%
Total expenses	0.24	%(d)	0.29%	0.30%	0.56%	2.08%	1.02%
Net expenses	0.24	%(d)	0.27%	0.26%	0.26%	0.27%	0.32%
Portfolio turnover rate(c)	37%		30%	83%	7%	0%	0%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 203

FINANCIAL HIGHLIGHTS continued	November 30, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Per Share Data:
Net asset value, beginning of period	$14.01		$13.07	$12.11	$16.00	$13.19	$11.55
Income from investment operations:
Net investment income(a)	0.36		0.80	1.07	1.04	0.91	0.76
Net gain (loss) on investments (realized and unrealized)	(1.45)		1.03	0.86	(4.23)	2.76	1.51
Total from investment operations	(1.09)		1.83	1.93	(3.19)	3.67	2.27
Less distributions from:
Net investment income	(0.49)		(0.89)	(0.97)	(0.70)	(0.86)	(0.63)
Total distributions to shareholders	(0.49)		(0.89)	(0.97)	(0.70)	(0.86)	(0.63)
Net asset value, end of period	$12.43		$14.01	$13.07	$12.11	$16.00	$13.19
Market Value, end of period	$12.40		$14.08	$13.02	$12.10	$16.15	$13.15
Total Return(b)
Net asset value	-8.02%		14.89%	16.33%	-20.43%	28.89%	19.97%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$91,505		$99,774	$69,027	$51,360	$38,391	$12,665
Ratio to average net assets of:
Net investment income	5.35%		6.14%	8.28%	7.63%	6.14%	5.47%
Total expenses	0.73	%(d)	0.75%	0.92%	1.05%	1.44%	2.15%
Net expenses	0.65	%(d)	0.66%	0.65%	0.65%	0.65%	0.65%
Portfolio turnover rate(c)	38%		94%	55%	91%	51%	34%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
204 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2014

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following 22 portfolios have a semiannual reporting period ended on November 30, 2014:

Guggenheim BulletShares 2014 Corporate Bond ETF
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim Enhanced Short Duration ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BulletShares
2014 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2014 Index
Guggenheim BulletShares
2015 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2015 Index
Guggenheim BulletShares
2016 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2016 Index
Guggenheim BulletShares
2017 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2017 Index
Guggenheim BulletShares
2018 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2018 Index
Guggenheim BulletShares
2019 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2019 Index
Guggenheim BulletShares
2020 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2020 Index
Guggenheim BulletShares
2021 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2021 Index
Guggenheim BulletShares
2022 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2022 Index
Guggenheim BulletShares
2023 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2023 Index
Guggenheim BulletShares
2024 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2024 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2014 High Yield Corporate Bond ETF	Corporate Bond 2014 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2015 High Yield Corporate Bond ETF	Corporate Bond 2015 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2016 High Yield Corporate Bond ETF	Corporate Bond 2016 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2017 High Yield Corporate Bond ETF	Corporate Bond 2017 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2018 High Yield Corporate Bond ETF	Corporate Bond 2018 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2019 High Yield Corporate Bond ETF	Corporate Bond 2019 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2020 High Yield Corporate Bond ETF	Corporate Bond 2020 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2021 High Yield Corporate Bond ETF	Corporate Bond 2021 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2022 High Yield Corporate Bond ETF	Corporate Bond 2022 Index
Guggenheim S&P Global Dividend
Opportunities Index ETF	S&P Global Dividend Opportunities Index

Guggenheim Enhanced Short Duration ETF is an actively managed ETF and therefore does not track an index.

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the six months ended November 30, 2014, Guggenheim Enhanced Short Duration ETF recognized an increase of interest income and an increase of realized loss of $153,702. These reclassifications are reflected on the Statement of Operations and had no effect on the net asset values of the Fund. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily.

206 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translations
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Funds’ accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Funds’ Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translations in the Funds’ Statement of Operations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BulletShares 2014 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2015 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2016 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2017 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2023 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2024 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	Monthly
Guggenheim Enhanced Short Duration ETF	Monthly
Guggenheim S&P Global Dividend Opportunities Index ETF	Quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is invested with the securities lending agent in an overnight securities lending fund. The overnight securities lending fund is comprised of short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investments of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

	Value of
	Securities	Cash	Non-Cash	Total
	Loaned	Collateral	Collateral	Collateral
Guggenheim BulletShares
2014 Corporate
Bond ETF	$—	$—	$—	$—
Guggenheim BulletShares
2015 Corporate
Bond ETF	3,208,346	3,285,750	—	3,285,750
Guggenheim BulletShares
2016 Corporate
Bond ETF	1,442,240	1,479,110	—	1,479,110
Guggenheim BulletShares
2017 Corporate
Bond ETF	2,626,229	2,695,300	—	2,695,300
Guggenheim BulletShares
2018 Corporate
Bond ETF	839,223	859,100	—	859,100
Guggenheim BulletShares
2019 Corporate
Bond ETF	2,553,150	2,611,200	—	2,611,200
Guggenheim BulletShares
2020 Corporate
Bond ETF	1,127,483	1,151,600	—	1,151,600
Guggenheim BulletShares
2021 Corporate
Bond ETF	712,809	728,800	—	728,800
Guggenheim BulletShares
2022 Corporate
Bond ETF	141,523	145,600	—	145,600
Guggenheim BulletShares
2023 Corporate
Bond ETF	—	—	—	—
Guggenheim BulletShares
2024 Corporate
Bond ETF	166,306	169,600	—	169,600
Guggenheim BulletShares
2014 High Yield Corporate
Bond ETF	—	—	—	—
Guggenheim BulletShares
2015 High Yield Corporate
Bond ETF	24,324,221	24,870,056	—	24,870,056

	Value of
	Securities	Cash	Non-Cash	Total
	Loaned	Collateral	Collateral	Collateral
Guggenheim BulletShares
2016 High Yield Corporate
Bond ETF	$11,226,787	$11,495,400	$—	$11,495,400
Guggenheim BulletShares
2017 High Yield Corporate
Bond ETF	13,510,569	13,834,400	—	13,834,400
Guggenheim BulletShares
2018 High Yield Corporate
Bond ETF	9,276,287	8,375,574	1,133,295	9,508,869
Guggenheim BulletShares
2019 High Yield Corporate
Bond ETF	3,624,329	3,715,474	—	3,715,474
Guggenheim BulletShares
2020 High Yield Corporate
Bond ETF	745,688	762,737	—	762,737
Guggenheim BulletShares
2021 High Yield Corporate
Bond ETF	157,907	161,600	—	161,600
Guggenheim BulletShares
2022 High Yield Corporate
Bond ETF	118,383	120,750	—	120,750
Guggenheim Enhanced
Short Duration ETF	450,384	462,010	—	462,010
Guggenheim S&P Global
Dividend Opportunities
Index ETF	17,641,511	18,482,323	—	18,482,323

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Enhanced Short Duration ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%

208 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BulletShares 2014 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.42%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, interest and fees associated with the line of credit (see Note 11) and other extraordinary expenses.

Rydex Fund Services, LLC (“RFS”), an affiliate of the Investment Adviser, provides fund administration services to the Funds. As compensation for these services RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the six months ended November 30, 2014, the following Funds recognized Fund Administration expenses as follows:

Fund Administration Expense
Guggenheim Enhanced Short Duration ETF	$69,778
Guggenheim S&P Global Dividend Opportunities Index ETF	13,720

Due to their unitary fee structure, Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019 Corporate Bond ETF, Guggenheim BulletShares 2020 Corporate Bond ETF, Guggenheim BulletShares 2021 Corporate Bond ETF, Guggenheim BulletShares 2022 Corporate Bond ETF, Guggenheim BulletShares 2023 Corporate Bond ETF, Guggenheim BulletShares 2024 Corporate Bond ETF, BulletShares 2014 High Yield Corporate Bond ETF, Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF and Guggenheim BulletShares 2022 High Yield Corporate Bond ETF, do not charge a separate Fund Administration Fee.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), from exceeding the following percentages of average net assets per year, at least until December 31, 2017.

Fund	Rate
Guggenheim Enhanced Short Duration ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 209

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

For the six months ended November 30, 2014, the Investment Adviser waived Advisory Fees as follows:

Advisory Fees Waived
Guggenheim BulletShares 2014 Corporate Bond ETF	$16,461
Guggenheim S&P Global Dividend Opportunities Index ETF	37,278

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a periodic basis.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BulletShares 2014 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2023 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2024 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2014 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim S&P Global Dividend Opportunities Index ETF	Standard & Poor’s

The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.

Note 4 – Fair Value Measurement:
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

210 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Guggenheim BulletShares 2014 Corporate Bond ETF
Corporate Bonds	$—	$38,420,849	$—	$38,420,849
U.S. Treasury Bills	—	280,713,474	—	280,713,474
Guggenheim BulletShares 2015 Corporate Bond ETF
Corporate Bonds	—	630,642,590	—	630,642,590
Securities Lending Collateral	3,285,750	—	—	3,285,750
Guggenheim BulletShares 2016 Corporate Bond ETF
Corporate Bonds	—	648,417,714	—	648,417,714
Securities Lending Collateral	1,479,110	—	—	1,479,110
Guggenheim BulletShares 2017 Corporate Bond ETF
Corporate Bonds	—	710,026,406	—	710,026,406
Securities Lending Collateral	2,695,300	—	—	2,695,300
Guggenheim BulletShares 2018 Corporate Bond ETF
Corporate Bonds	—	446,523,958	—	446,523,958
Securities Lending Collateral	859,100	—	—	859,100
Guggenheim BulletShares 2019 Corporate Bond ETF
Corporate Bonds	—	221,560,316	—	221,560,316
Securities Lending Collateral	2,611,200	—	—	2,611,200
Guggenheim BulletShares 2020 Corporate Bond ETF
Corporate Bonds	—	200,737,545	—	200,737,545
Securities Lending Collateral	1,151,600	—	—	1,151,600
Guggenheim BulletShares 2021 Corporate Bond ETF
Corporate Bonds	—	83,529,556	—	83,529,556
Securities Lending Collateral	728,800	—	—	728,800
Guggenheim BulletShares 2022 Corporate Bond ETF
Corporate Bonds	—	58,524,190	—	58,524,190
Securities Lending Collateral	145,600	—	—	145,600
Guggenheim BulletShares 2023 Corporate Bond ETF
Corporate Bonds	—	9,065,031	—	9,065,031
Guggenheim BulletShares 2024 Corporate Bond ETF
Corporate Bonds	—	9,046,305	—	9046,305
Securities Lending Collateral	169,600	—	—	169,600
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Corporate Bonds	—	77,125,816	—	77,125,816
U.S. Treasury Securities	—	357,996,778	—	357,996,778
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Corporate Bonds	—	987,891,483	—	987,891,483
Securities Lending Collateral	24,870,056	—	—	24,870,056
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Corporate Bonds	—	632,274,847	—	632,274,847
Securities Lending Collateral	11,495,400	—	—	11,495,400
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Corporate Bonds	—	384,126,882	—	384,126,882
Securities Lending Collateral	13,834,400	—	—	13,834,400
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Corporate Bonds	—	272,209,686	—	272,209,686
Preferred Stocks	—	179,635	—	179,635
Common Stocks	—	82,982	—	82,982
Securities Lending Collateral	8,375,574	—	—	8,375,574
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Corporate Bonds	—	89,706,717	—	89,706,717
Securities Lending Collateral	3,715,474	—	—	3,715,474

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 211

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Corporate Bonds	$—	$45,248,716	$—	$45,248,716
Securities Lending Collateral	762,737	—	—	762,737
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Corporate Bonds	—	9,722,011	—	9,722,011
Securities Lending Collateral	161,600	—	—	161,600
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Corporate Bonds	—	7,283,564	—	7,283,564
Securities Lending Collateral	120,750	—	—	120,750
Guggenheim Enhanced Short Duration ETF
Corporate Bonds	—	205,221,673	—	205,221,673
Asset Backed Securities	—	58,021,130	604,595	58,625,725
Mortgage Backed Securities	—	10,671,750	—	10,671,750
Senior Floating Rate Interests	—	35,348,055	—	35,348,055
Securities Lending Collateral	462,010	—	—	462,010
Exchange Traded Funds	37,812,974	—	—	37,812,974
Commercial Paper	—	87,245,645	—	87,245,645
Repurchase Agreements	—	63,638,000	—	63,638,000
Municipal Bonds	—	9,023,750	—	9,023,750
Money Market Fund	6,835,183	—	—	6,835,183
U.S. Treasury Bill	—	14,999,865	—	14,999,865
Guggenheim S&P Global Dividend Opportunities Index ETF
Common Stocks	88,809,019	—	—	88,809,019
Preferred Stocks	1,694,409	—	—	1,694,409
Exchange Traded Funds	362,580	—	—	362,580
Securities Lending Collateral	18,482,323	—	—	18,482,323

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant what has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Ending Balance	Valuation	Unobservable
Fund	Category	at 11/30/14	Technique	Inputs
Guggenheim	Asset
Enhanced Short	Backed
Duration ETF	Securities	$604,595	Broker Mark	Indicative Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of November 30, 2014 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim Enhanced Short Duration ETF
Transfer from Level 3 to Level 2	Asset-Backed Securities	$3,059,450
Transfer from Level 3 to Level 2	Corporate Bonds	1,106,019
Total		$4,165,469

212 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

The transfer from Level 3 to Level 2 were due to the availability of market price information for each respective security as of November 30, 2014.

Except for Guggenheim Enhanced Short Duration ETF, there were no transfers between levels for these Funds for the six months ended November 30, 2014.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2014:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim Enhanced Short Duration ETF
Beginning Balance	$5,161,726
Realized Gain/Loss	20,576
Paydowns Received	(418,605)
Change in Unrealized Gain/Loss	6,367
Purchases	—
Sales	—
Transfers In	—
Transfers Out	(4,165,469)
Ending Balance	$604,595

Note 5 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

As of November 30, 2014, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

				Net Tax
	Cost of	Gross Tax	Gross Tax	Unrealized
	Investments for	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	Depreciation	(Depreciation )
Guggenheim BulletShares 2014 Corporate Bond ETF	$319,135,851	$372	$(1,900)	$(1,528)
Guggenheim BulletShares 2015 Corporate Bond ETF	632,226,040	1,726,288	(23,988)	1,702,300
Guggenheim BulletShares 2016 Corporate Bond ETF	645,281,194	4,722,057	(106,427)	4,615,630
Guggenheim BulletShares 2017 Corporate Bond ETF	705,973,737	7,038,160	(290,190)	6,747,970
Guggenheim BulletShares 2018 Corporate Bond ETF	444,830,671	2,899,693	(347,306)	2,552,387
Guggenheim BulletShares 2019 Corporate Bond ETF	222,736,034	1,700,008	(264,526)	1,435,482
Guggenheim BulletShares 2020 Corporate Bond ETF	199,822,983	2,469,595	(403,433)	2,066,162
Guggenheim BulletShares 2021 Corporate Bond ETF	83,108,988	1,347,722	(198,354)	1,149,368
Guggenheim BulletShares 2022 Corporate Bond ETF	57,574,930	1,199,562	(104,702)	1,094,860
Guggenheim BulletShares 2023 Corporate Bond ETF	8,951,836	131,288	(18,093)	113,195
Guggenheim BulletShares 2024 Corporate Bond ETF	9,043,833	179,567	(7,495)	172,072
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	436,110,803	202,719	(1,190,928)	(988,209)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	1,016,775,450	4,914,271	(8,928,182)	(4,013,911)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	652,384,966	4,315,352	(12,930,071)	(8,614,719)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	406,148,492	1,645,169	(9,832,379)	(8,187,210)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	285,901,911	1,312,607	(6,366,641)	(5,054,034)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	95,372,787	251,637	(2,202,234)	(1,950,597)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	46,670,491	270,534	(929,572)	(659,038)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	9,939,136	55,027	(110,552)	(55,525)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	7,451,438	64,916	(112,040)	(47,124)
Guggenheim Enhanced Short Duration ETF	529,877,984	1,138,281	(1,131,635)	6,646
Guggenheim S&P Global Dividend Opportunities Index ETF	116,456,886	5,930,880	(13,039,435)	(7,108,555)

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 213

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

Tax components of accumulated earnings as of May 31, 2014 (the most recent fiscal year end for federal income tax purposes), were as follows:

		Accumulated
		Long-Term Gains
	Undistributed	(Accumulated	Net Tax
	Ordinary	Capital &	Unrealized
	Income	Other Losses )	Appreciation
Guggenheim BulletShares 2014
Corporate Bond ETF	$171,872	$81,942	$349,893
Guggenheim BulletShares 2015
Corporate Bond ETF	490,194	92,709	4,235,777
Guggenheim BulletShares 2016
Corporate Bond ETF	668,353	106,490	7,837,589
Guggenheim BulletShares 2017
Corporate Bond ETF	847,019	70,331	9,928,826
Guggenheim BulletShares 2018
Corporate Bond ETF	530,683	2,974	3,778,037
Guggenheim BulletShares 2019
Corporate Bond ETF	281,145	(14,170)	2,061,373
Guggenheim BulletShares 2020
Corporate Bond ETF	290,351	(29,289)	2,189,032
Guggenheim BulletShares 2021
Corporate Bond ETF	137,012	—	1,265,078
Guggenheim BulletShares 2022
Corporate Bond ETF	107,303	—	1,050,380
Guggenheim BulletShares 2014 High
Yield Corporate Bond ETF	1,688,139	1,031,790	2,237,437
Guggenheim BulletShares 2015 High
Yield Corporate Bond ETF	3,199,051	1,285,055	12,975,188
Guggenheim BulletShares 2016 High
Yield Corporate Bond ETF	2,559,295	257,831	8,794,324
Guggenheim BulletShares 2017 High
Yield Corporate Bond ETF	1,739,957	99,781	4,002,932
Guggenheim BulletShares 2018 High
Yield Corporate Bond ETF	1,641,153	333,208	3,720,261
Guggenheim BulletShares 2019 High
Yield Corporate Bond ETF	276,350	—	614,108
Guggenheim BulletShares 2020 High
Yield Corporate Bond ETF	148,080	—	485,098
Guggenheim Enhanced Short
Duration ETF	1,326,201	(215,367)	1,820,601
Guggenheim S&P Global Dividend
Opportunities Index ETF	1,583,794	(19,474,798)	5,909,680

Distributions to Shareholders:
The tax character of distributions paid during the year ended May 31, 2014 (the most recent fiscal year end for federal income tax purposes), was as follows:

	Distributions	Distributions
	paid from	paid from
	ordinary income	capital gain
Guggenheim BulletShares 2014 Corporate Bond ETF	$3,127,785	$119,190
Guggenheim BulletShares 2015 Corporate Bond ETF	4,762,515	64,380
Guggenheim BulletShares 2016 Corporate Bond ETF	5,819,430	113,880
Guggenheim BulletShares 2017 Corporate Bond ETF	7,055,880	91,440
Guggenheim BulletShares 2018 Corporate Bond ETF	3,090,030	—
Guggenheim BulletShares 2019 Corporate Bond ETF	1,892,220	—
Guggenheim BulletShares 2020 Corporate Bond ETF	1,914,375	—
Guggenheim BulletShares 2021 Corporate Bond ETF	479,220	—
Guggenheim BulletShares 2022 Corporate Bond ETF	332,355	—
Guggenheim BulletShares 2014 High Yield Corporate
Bond ETF	14,922,420	958,080
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	28,817,020	938,000
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	12,953,100	94,520
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	6,446,620	81,780
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	6,268,320	—
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	562,230	—
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	396,410	—
Guggenheim Enhanced Short Duration ETF	4,862,733	46,427
Guggenheim S&P Global Dividend Opportunities Index ETF	5,642,320	—

214 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

At May 31, 2014 (the most recent fiscal year end for federal income tax purposes), for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

					Unlimited	Unlimited	Total
					Short-Term	Long-Term	Capital Loss
	Expires in 2016	Expires in 2017	Expires in 2018	Expires in 2019	Capital Losses	Capital Losses	Carryforward
Guggenheim BulletShares 2014 Corporate Bond ETF	$—	$—	$—	$—	$—	$—	$—
Guggenheim BulletShares 2015 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—	—	—	—	(4,653)	(4,653)
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim Enhanced Short Duration ETF	—	—	—	—	(215,367)	—	(215,367)
Guggenheim S&P Global Dividend Opportunities Index ETF	(129,232)	(2,414,757)	(2,131,832)	(872,241)	(7,971,758)	(5,954,978)	(19,474,798)

Capital losses incurred after October 31 (“post– October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2014 (the most recent fiscal year end for federal income tax purposes), the following Funds incurred and will elect to defer the following current year post-October losses as though the losses were incurred on the first day of the next fiscal year:

Post-October
Foreign Currency
	Post-October	Losses and
	Capital Losses	PFIC Losses
Guggenheim BulletShares 2014 Corporate Bond ETF	$—	$—
Guggenheim BulletShares 2015 Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	14,170	—
Guggenheim BulletShares 2020 Corporate Bond ETF	24,636	—
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—
Guggenheim Enhanced Short Duration ETF	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	—	—

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

Note 6 – Investments in Securities:
For the six months ended November 30, 2014, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BulletShares 2014 Corporate Bond ETF	$1,053,980	$5,977,118
Guggenheim BulletShares 2015 Corporate Bond ETF	111,136,746	23,615,094
Guggenheim BulletShares 2016 Corporate Bond ETF	77,661,784	38,781,859
Guggenheim BulletShares 2017 Corporate Bond ETF	119,123,650	18,685,090
Guggenheim BulletShares 2018 Corporate Bond ETF	121,905,483	14,335,626
Guggenheim BulletShares 2019 Corporate Bond ETF	83,116,781	6,256,203
Guggenheim BulletShares 2020 Corporate Bond ETF	84,549,416	1,847,051
Guggenheim BulletShares 2021 Corporate Bond ETF	38,067,506	544,022
Guggenheim BulletShares 2022 Corporate Bond ETF	25,270,719	775,736
Guggenheim BulletShares 2023 Corporate Bond ETF	9,020,125	66,817
Guggenheim BulletShares 2024 Corporate Bond ETF	8,929,664	51,155
Guggenheim BulletShares 2014 High Yield Corporate
Bond ETF	62,611,081	497,715,649
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	147,171,632	131,912,170
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	141,241,129	43,769,001
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	79,728,200	15,367,215
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	92,193,200	40,014,718
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	48,895,399	4,785,580
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	19,417,361	1,467,202
Guggenheim BulletShares 2021 High Yield Corporate
Bond ETF	9,786,199	—
Guggenheim BulletShares 2022 High Yield Corporate
Bond ETF	7,334,543	—
Guggenheim Enhanced Short Duration ETF	137,388,273	139,596,498
Guggenheim S&P Global Dividend Opportunities Index ETF	37,753,395	37,801,206

For the six months ended November 30, 2014, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BulletShares 2014 Corporate Bond ETF	$71,134,525	$154,657,746
Guggenheim BulletShares 2015 Corporate Bond ETF	29,097,055	45,224,014
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	850
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	—
Guggenheim BulletShares 2014 High Yield Corporate
Bond ETF	—	93,114,276
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	54,382,666	10,380,140
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	—	26,454,709
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	—	84,381
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	—	5,600
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2021 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2022 High Yield Corporate
Bond ETF	—	—
Guggenheim Enhanced Short Duration ETF	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	27,984,640	25,847,973

Note 7 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 80,000 to 150,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $1,500 are charged to those persons creating or redeeming creation units. An additional charge of up to four times the transaction fee may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 8 – Distribution and Service Plan:
The Board of Trustees has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

Note 9 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Repurchase Agreements:
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of November 30, 2014, the repurchase agreements in the joint account were as follows:

Guggenheim Enhanced Short Duration ETF

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Bank of America, Inc. 0.73%, due 12/15/14	$16,500,000	$16,514,053	Credit-Based Asset Servicing and Securities Trust, 5.763%, 12/25/2036	$21,941,490	$16,506,783
Jefferies & Company, Inc.	5,065,000	5,076,165	Ice Global Credit CLO Ltd, 9.0738%, 04/04/2023	5,000,000	2,078,394
2.56%, due 12/08/14			OFSI Fund Ltd., 5.713%, 03/20/2025	4,040,000	2,994,890
Jefferies & Company, Inc.	4,687,000	4,697,736	Arrowpoint CLO Ltd, 4.955%, 03/12/2026	1,663,000	1,119,900
2.66%, due 12/08/14			Countrywide Alternative Loan Trust, 5.283%, 07/25/2046	8,560,000	3,575,065
Jefferies & Company, Inc. 2.15%, due 12/01/14	4,550,000	4,553,804	California State Community Development Authority, 7.250%, 10/01/2038	21,210,000	4,554,371
Jefferies & Company, Inc.	3,220,000	3,222,607	Fieldstone Mortgage Investment Corp., 0.905%, 12/25/2035	5,366,000	3,221,002
2.65%, due 12/01/14
Jefferies & Company, Inc.	2,351,000	2,355,879	ACIS CLO, Ltd, 5.027%, 05/01/2026	4,000,000	2,354,620
2.41%, due 12/08/14
Jefferies & Company, Inc. 2.65%, due 12/17/14	1,265,000	1,267,794	Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue Sr Lien, 6.000%, 07/01/2038	2,475,000	1,265,394
Nomura Securities International, Inc.	14,387,000	14,396,511	LB-UBS Mortgage Trust, 5.430%, 02/15/2040	18,045,000	14,395,153
0.85%, due 12/01/2014
Nomura Securities International, Inc.	9,596,000	9,602,797	Wachovia Bank Commercial Mortgage Trust, 5.940%, 07/15/2017	9,692,000	9,601,438
0.85%, due 12/03/2014	1,025,000	1,025,726	Connecticut Avenue Securities, 1.370%, 07/25/2024	1,322,001	1,025,581
	992,000	992,703	Morgan Stanley Capital I Trust, 5.370%, 12/15/2016	1,027,500	992,562

Note 11 – Affiliated Transactions:
The Guggenheim Enhanced Short Duration ETF had the following transactions with affiliated funds during the six months ended November 30, 2014.

	Share Activity				Period Ended November 30, 2014
						Dividends and
						Capital Gains
	Balance			Balance		Distributions
Security Name	5/31/2014	Purchases	Sales	11/30/2014	Value	Received
Guggenheim Bullet Shares 2014 Corporate Bond ETF	1,460,870	—	1,460,870	—	$—	$20,452
Guggenheim Bullet Shares 2015 Corporate Bond ETF	—	1,556,055	—	1,556,055	33,813,075	95,231
Guggenheim Bullet Shares 2015 High Yield Corporate Bond ETF	730,301	—	730,301	—	—	146,322
Guggenheim Bullet Shares 2016 High Yield Corporate Bond ETF	787,319	113,500	787,319	113,500	3,015,695	186,455
Guggenheim Bullet Shares 2017 High Yield Corporate Bond ETF	696,308	—	696,308	—	—	161,466
					$36,828,770	$609,926

Affiliated funds accounted for $(925,299) of the net realized loss on investments and $(457,593) of the change in net unrealized depreciation on investments during the period.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

Note 12 – Line of Credit:
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF, Guggenheim BulletShares 2022 High Yield Corporate Bond ETF and Guggenheim Enhanced Short Duration ETF are participants in a $625,000,000 Revolving Liquidity Facility (“Facility”) with an approved counterparty. The Facility is reserved for temporary purposes only in order to meet redemption requests by shareholders. Interest on the amount borrowed varies under the agreement depending upon the length of the borrowings. An unused commitment fee of 0.08% is charged on the difference between the $625,000,000 Facility agreement and the amount borrowed. Interest and or fees, if any, associated with the Facility are reflected on the Statement of Operations. The Funds did not have borrowings under this agreement during the six months ended November 30, 2014.

Note 13 – Subsequent Event:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

On November 28, 2014, the Board of Trustees declared the following distributions payable on December 5, 2014 to shareholders of record on December 3, 2014. The dividend rates per share were as follows:

Income Distribution
Guggenheim BulletShares 2014 Corporate Bond ETF	$0.0003
Guggenheim BulletShares 2015 Corporate Bond ETF	0.0130
Guggenheim BulletShares 2016 Corporate Bond ETF	0.0197
Guggenheim BulletShares 2017 Corporate Bond ETF	0.0264
Guggenheim BulletShares 2018 Corporate Bond ETF	0.0271
Guggenheim BulletShares 2019 Corporate Bond ETF	0.0336
Guggenheim BulletShares 2020 Corporate Bond ETF	0.0398
Guggenheim BulletShares 2021 Corporate Bond ETF	0.0455
Guggenheim BulletShares 2022 Corporate Bond ETF	0.0504
Guggenheim BulletShares 2023 Corporate Bond ETF	0.0492
Guggenheim BulletShares 2024 Corporate Bond ETF	0.0524
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.0133
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.0696
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.0779
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.0800
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.0901
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.0863
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.0950
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.0774
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.0963
Guggenheim Enhanced Short Duration ETF	0.0429

Subsequent to November 30, 2014, the Board of Trustees declared the following distributions payable on December 31, 2014 to shareholders of record on December 29, 2014. The distribution rates per share were as follows:

Income Distribution
Guggenheim S&P Global Dividend Opportunities Index ETF	$0.1450

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

Subsequent to November 30, 2014, the Board of Trustees declared the following distributions payable on January 2, 2015 to shareholders of record on December 31, 2014. The distribution rates per share were as follows:

			Short-Term	Long-Term
	Income	Supplemental	Capital Gain	Capital Gain	Total
	Distribution	Income Distribution	Distribution	Distribution	Distribution
Guggenheim BulletShares 2015 Corporate Bond ETF	$0.0133	$0.0031	$0.0014	$0.0083	$0.0261
Guggenheim BulletShares 2016 Corporate Bond ETF	0.0191	0.0043	0.0021	0.0131	0.0386
Guggenheim BulletShares 2017 Corporate Bond ETF	0.0267	0.0059	0.0053	0.0088	0.0467
Guggenheim BulletShares 2018 Corporate Bond ETF	0.0282	0.0061	0.0051	0.0044	0.0438
Guggenheim BulletShares 2019 Corporate Bond ETF	0.0336	0.0072	0.0094	0.0046	0.0548
Guggenheim BulletShares 2020 Corporate Bond ETF	0.0415	0.0096	0.0000	0.0000	0.0511
Guggenheim BulletShares 2021 Corporate Bond ETF	0.0466	0.0102	0.0000	0.0000	0.0568
Guggenheim BulletShares 2022 Corporate Bond ETF	0.0488	0.0106	0.0036	0.0000	0.0630
Guggenheim BulletShares 2023 Corporate Bond ETF	0.0493	0.0105	0.0001	0.0000	0.0599
Guggenheim BulletShares 2024 Corporate Bond ETF	0.0316	0.0067	0.0000	0.0000	0.0383
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.0717	0.0149	0.0234	0.0628	0.1728
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.0782	0.0000	0.0210	0.0100	0.1092
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.0840	0.0189	0.0408	0.0087	0.1524
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.0954	0.0311	0.0656	0.0566	0.2487
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.0910	0.0202	0.0000	0.0000	0.1112
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.0960	0.0254	0.0247	0.0000	0.1461
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.0901	0.0101	0.0000	0.0000	0.1002
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.0884	0.0205	0.0000	0.0000	0.1089
Guggenheim Enhanced Short Duration ETF	0.0626	0.1068	0.0000	0.0000	0.1694

In connection with their terminations on December 31, 2014, Guggenheim BulletShares 2014 Corporate Bond ETF and Guggenheim BulletShares 2014 High Yield Corporate Bond ETF paid their final maturity distributions to shareholders on December 31, 2014. The distributions per share were as follows:

Distribution per share
Guggenheim BulletShares 2014 Corporate Bond ETF	$21.15144
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	$26.25136

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 219

SUPPLEMENTAL INFORMATION (Unaudited)	November 30, 2014

Federal Income Tax Information
In January 2015, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2014.

Trustees
The Trustees of the Trust and their principal business occupations during the past five years:

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	92	None.
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	88	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2014	Current: President, Washburn University (1997-present).	88	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	88
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	88	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	94	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	88
Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013- present); Topeka Community Foundation (2009-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).

220 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2014

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees (continued):
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	91	Former: Bennett Group of Funds (2011-2013).
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	222	Current: Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

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SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2014

Officers
The Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2006
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2008	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James M. Howley (1972)	Assistant Treasurer	Since 2006
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Associate, Guggenheim Investments (2012-present). Former: J.D., University of Kansas School of Law (2009-2012).
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

222 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

TRUST INFORMATION	November 30, 2014

Board of Trustees Randall C. Barnes Donald C. Cacciapaglia* Donald A. Chubb Jerry B. Farley Roman Friedrich III Robert B. Karn III Ronald A. Nyberg Maynard F. Oliverius Ronald E. Toupin, Jr., Chairman
Principal Executive Officers
Donald C. Cacciapaglia
Chief Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark M. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer
Investment Adviser Guggenheim Funds Investment Advisors, LLC Chicago, IL Distributor Guggenheim Funds Distributors, LLC Chicago, IL Administrator Rydex Fund Services, LLC Rockville, MD
Accounting Agent,
Custodian and
Transfer Agent
The Bank of
New York Mellon
New York, NY

Legal Counsel
Dechert LLP
New York, NY

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

*Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments’ website at guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments’ website at guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 223

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $160 billion in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of each Fund’s portfolio, except the Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, are Michael P. Byrum, CFA, James R. King, CFA, Drina Loncar, CFA, Jie Du and Burak Hurmeydan.  Messrs. Byrum and King have managed those Fund’s portfolios since December 2013.  Mrs. Loncar has managed those Funds’ portfolios since January 2014.  Dr. Du and Dr. Hurmeydan have managed those Funds’ portfolios since September 2013.  The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim S&P Global Dividend Opportunities Index ETF’s portfolio are Michael P. Byrum, CFA, and James R. King, CFA.  Messrs. Byrum and King have each managed the Fund’s portfolio since December 2013.

Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds and reviews the activities of the portfolio managers of the Funds. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.  Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation.  Mrs. Loncar is an Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in August 2011. Mrs. Loncar received a B.S. in Finance from DePaul University and is a CFA Charterholder.  Dr. Du is an Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in August 2012. Dr. Du received a Ph.D. in Applied Mathematics and a M.S. in Statistics from University of Southern California.  Dr. Hurmeydan is a Senior Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in 2011 as an Analyst of Quantitative Strategies.  He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University.  Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Short Duration ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal and Steve Brown, CFA. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011. Mr. Brown has managed the Fund's portfolio since September 2013.

Mr. Minerd is the Global Chief Investment Officer of Guggenheim. He joined the firm in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. He was formerly a Managing Director with Credit Suisse First Boston in charge of trading and risk management for the Fixed Income Credit Trading Group. In this position, he was responsible for the corporate bond, preferred stock, money markets, U.S. government agency and sovereign debt, derivatives securities, structured debt and interest-rate swaps trading business units. Previously, Mr. Minerd was Morgan Stanley’s London-based European Capital Markets Products Trading and Risk Manager responsible for Eurobonds, Euro-MTNs, domestic European Bonds, FRNs, derivative securities and money market products in 12 European currencies and Asian markets. Mr. Minerd has also held capital markets positions with Merrill Lynch and Continental Bank. Prior to that, he was a Certified Public Accountant working for the public accounting firm of Price Waterhouse. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Mr. Minerd is a regularly featured guest on FOX Business News, Bloomberg Television and CNBC sharing his insight on today’s financial climate.

Ms. Walsh joined Guggenheim in 2007 and is head of the Portfolio Construction Group (“PCG”) where she oversees more than $60 billion in fixed income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. The PCG is responsible for sector allocation, risk management and hedging strategies for client portfolios, and conveying Guggenheim’s macro-economic outlook to Portfolio Managers and fixed income Sector Specialists. Ms. Walsh specializes in liability driven portfolio management. With more than 28 years in the investment management industry, including roles as a money manager and as a selector of money managers, Ms. Walsh is well suited to understand the needs of institutional clients and how to address them. Prior to joining Guggenheim, Ms. Walsh served as Chief Investment Officer at Reinsurance Group of America, Incorporated (NYSE: RGA), a recognized leader in the global life reinsurance industry. Prior to joining RGA in 2000, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She is a Fellow of the Life Management Institute and has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute.

Mr. Michal joined Guggenheim in 2008. He is dedicated to portfolio management for Guggenheim’s Total Return mandates. Mr. Michal is responsible for implementing macro and micro investment themes of the Chief Investment Officers, coordinating with sector heads and traders to determine credit trends and relative value, and for the day-to-day risk monitoring of the assets. Prior to joining Guggenheim, he was an Associate in Wachovia’s structured finance division. He focused on origination, marketing, structuring and execution of collateralized loan obligations for two years. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an analyst in Wachovia’s corporate credit division focusing on portfolio management and loan syndications. Over two years, Mr. Michal underwrote a total of 12 syndicated transactions and managed the loan portfolio risk in the Integrated Electric Utility, Midstream Pipeline and Propane sectors. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.

Mr. Brown is a Director and Portfolio Manager of Guggenheim. Mr. Brown joined Guggenheim in 2010 and is a part of the Portfolio Management team for Guggenheim's Active Fixed Income and Total Return mandates. Mr. Brown is involved in all facets of portfolio management including working with the senior Portfolio Managers and CIOs to develop and apply the macro and sector level views at the individual portfolio level. Additionally, he works closely with the sector teams and portfolio construction to implement trades and optimize portfolios. Prior to joining the portfolio management team in 2012, Mr. Brown worked in the non-mortgage asset backed securities group. His responsibilities on that team included trading, sourcing and evaluating investment opportunities and monitoring credits. Prior to joining Guggenheim, Mr. Brown held roles within treasury services and structured products at ABN AMRO and Bank of America in Chicago and London. Mr. Brown earned a BS in Finance from Indiana University's Kelley School of Business. He has earned the right to use the Chartered Financial Analyst® designa and is a member of the CFA institute.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company complex currently consisting of 31 separate exchange-traded funds as of November 30, 2014.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(01/15)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
ETF-001-SAR-1114

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)   Not applicable.

(b)        Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:        /s/ Donald C. Cacciapaglia

Name:   Donald C. Cacciapaglia

Title:     Chief Executive Officer

Date:     February 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Donald C. Cacciapaglia

Name:   Donald C. Cacciapaglia

Title:     Chief Executive Officer

Date:     February 6, 2015

By:        /s/ John L. Sullivan

Name:   John L. Sullivan

Title:     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:     February 6, 2015